UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2022
Virtus Newfleet Core Plus Bond Fund*
Virtus Newfleet High Yield Fund*
Virtus Newfleet Low Duration Core Plus Bond Fund*
Virtus Newfleet Multi-Sector Intermediate Bond Fund*
Virtus Newfleet Multi-Sector Short Term Bond Fund*
Virtus Newfleet Senior Floating Rate Fund*
Virtus Seix Tax-Exempt Bond Fund* (f/k/a Virtus Newfleet Tax-Exempt Bond Fund)
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		5
Fund	Fund Summary	Schedule of Investments
Virtus Newfleet Core Plus Bond Fund (“Newfleet Core Plus Bond Fund”)	8	35
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”)	12	45
Virtus Newfleet Low Duration Core Plus Bond Fund (“Newfleet Low Duration Core Plus Bond Fund”)	16	50
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”)	20	61
Virtus Newfleet Multi-Sector Short Term Bond Fund (“Newfleet Multi-Sector Short Term Bond Fund”)	24	72
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”)	28	89
Virtus Seix Tax-Exempt Bond Fund (“Seix Tax-Exempt Bond Fund”)(f/k/a Newfleet Tax-Exempt Bond)	32	96
Statements of Assets and Liabilities		100
Statements of Operations		104
Statements of Changes in Net Assets		106
Financial Highlights		110
Notes to Financial Statements		115
Report of Independent Registered Public Accounting Firm		129
Tax Information Notice		130
Results of Shareholder Meeting		131
Statement Regarding Liquidity Risk Management Program		133
Fund Management Tables		134
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2022.
During the reporting period, market strength in 2021 was followed by volatility in the first nine months of 2022. The Federal Reserve (the “Fed”) and other central banks raised interest rates and tightened monetary policy in an effort to fight rising inflation. Russia’s invasion of Ukraine in February created geopolitical uncertainty and contributed to rising prices, particularly for energy and food.
Domestic equity indexes recorded declines for the 12 months ended September 30, 2022. U.S. large-capitalization stocks were down 15.47%, as measured by the S&P 500® Index, and small-cap stocks lost 23.50%, as measured by the Russell 2000® Index. Losses were also felt across international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 25.13%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 28.11%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 3.83% on September 30, 2022, from 1.52% on September 30, 2021, as the Fed implemented several large interest rate hikes. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 14.60% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.14%.
While market volatility can be challenging, staying focused on your long-term goals can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
November 2022
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2022.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 909.10	0.84%	$4.02
	Class C	1,000.00	905.90	1.58	7.55
	Class I	1,000.00	910.10	0.59	2.83
	Class R6	1,000.00	911.50	0.47	2.25
Newfleet High Yield Fund
	Class A	1,000.00	898.40	1.03	4.90
	Class C	1,000.00	895.20	1.78	8.46
	Class I	1,000.00	897.30	0.78	3.71
	Class R6	1,000.00	900.30	0.62	2.95
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	965.70	0.78	3.84
	Class C	1,000.00	962.10	1.53	7.53
	Class I	1,000.00	966.90	0.53	2.61
	Class R6	1,000.00	967.30	0.47	2.32
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	912.90	1.02	4.89
	Class C	1,000.00	910.40	1.77	8.48
	Class I	1,000.00	915.20	0.77	3.70
	Class R6	1,000.00	915.70	0.63	3.03
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	954.90	0.93	4.56
	Class C	1,000.00	956.30	1.19	5.84
	Class C1	1,000.00	953.90	1.69	8.28
	Class I	1,000.00	956.20	0.68	3.33
	Class R6	1,000.00	956.60	0.55	2.70
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	971.20	1.06	5.24
	Class C	1,000.00	966.40	1.81	8.92
	Class I	1,000.00	971.20	0.81	4.00
	Class R6	1,000.00	971.90	0.67	3.31
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$945.80	0.86%	$4.19
	Class C	1,000.00	942.20	1.61	7.84
	Class I	1,000.00	947.00	0.61	2.98

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$1,020.86	0.84%	$4.26
	Class C	1,000.00	1,017.15	1.58	7.99
	Class I	1,000.00	1,022.11	0.59	2.99
	Class R6	1,000.00	1,022.71	0.47	2.38
Newfleet High Yield Fund
	Class A	1,000.00	1,019.90	1.03	5.22
	Class C	1,000.00	1,016.14	1.78	9.00
	Class I	1,000.00	1,021.16	0.78	3.95
	Class R6	1,000.00	1,021.96	0.62	3.14
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.16	0.78	3.95
	Class C	1,000.00	1,017.40	1.53	7.74
	Class I	1,000.00	1,022.41	0.53	2.69
	Class R6	1,000.00	1,022.71	0.47	2.38
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,019.95	1.02	5.16
	Class C	1,000.00	1,016.19	1.77	8.95
	Class I	1,000.00	1,021.21	0.77	3.90
	Class R6	1,000.00	1,021.91	0.63	3.19
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.41	0.93	4.71
	Class C	1,000.00	1,019.10	1.19	6.02
	Class C1	1,000.00	1,016.60	1.69	8.54
	Class I	1,000.00	1,021.66	0.68	3.45
	Class R6	1,000.00	1,022.31	0.55	2.79
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.75	1.06	5.37
	Class C	1,000.00	1,015.99	1.81	9.15
	Class I	1,000.00	1,021.01	0.81	4.10
	Class R6	1,000.00	1,021.71	0.67	3.40
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.76	0.86%	$4.36
	Class C	1,000.00	1,017.00	1.61	8.14
	Class I	1,000.00	1,022.01	0.61	3.09

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
4

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
The Bloomberg High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
General Obligation Bonds (“GOs”)
A general obligation bond is a municipal bond backed by the credit and taxing power of the issuing jurisdiction rather than the revenue from a given project. General obligation bonds are issued with the belief that a municipality will be able to repay its debt obligation through taxation or revenue from projects.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
ICE BofA 1-3 Year A-BBB U.S. Corporate Index
The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody’s, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA 1-5 Year Corporate & Government Bond Index
The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
ICE BofA 1–22 Year U.S. Municipal Securities Index
The ICE BofA 1–22 Year U.S. Municipal Securities Index is a a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and market places. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
Leveraged buyout (“LBO”)
A leveraged buyout (LBO) is one company’s acquisition of another company using a significant amount of borrowed money (bonds or loans) to meet the cost of acquisition.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
6

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yankee Bond
A yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
7

Newfleet Core Plus Bond Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: SAVAX
Class C: SAVCX
Class I: SAVYX
Class R6: VBFRX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -13.38%, Class C shares at NAV returned -14.05%, Class I shares at NAV returned -13.17%, and Class R6 shares at NAV returned -13.05%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific benchmark index appropriate for comparison, returned -14.60%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Central banks embarked on the first meaningful tightening of monetary policy in several years in response to elevated inflation during the fiscal year. Their messaging was consistent: they are focused on fighting high inflation. The monetary backdrop clouded the outlook for global and regional economies, and led to an increased probability of recession. This resulted in negative total returns for most assets. The pandemic remained a global issue, with China’s zero-COVID policy continuing to delay the normalization of supply chains, though there were signs that the rigid policy may be eased. Meanwhile, the war between Russia and Ukraine presented an ongoing economic shock to food and energy prices. These unresolved issues made economic forecasting and modeling a challenge and contributed to a volatile investing environment during the fiscal year.
The Federal Reserve (the Fed) and other major central banks shifted their rhetoric sharply hawkish, indicating that keeping inflation under control is their primary goal, in response to elevated inflation measures. The Fed raised its main policy interest rate 3.00% during the fiscal year, including three jumbo moves of 0.75% each, and indicated its resolve to restore price stability. The Fed began to shrink its $8.9 trillion balance sheet, and increased its pace in September. The European Central Bank (ECB) also joined the inflation fight, raising its policy rate to 1.25% over two meetings, marking the first increases from zero interest rates since 2016. In addition to managing the start of its own balance sheet wind-down, the ECB is managing the complex task of preventing financial fragmentation among its member countries. The Bank of Japan was relatively less concerned about inflation given local economic conditions, but weakness in the yen was challenging that stance.
During the 12-month period, volatility in the fixed income markets increased due to both the more hawkish Fed policy and the Russian invasion of Ukraine. U.S. Treasuries outperformed spread sectors (non-governmental fixed income investments) on an excess return basis. Excess return refers to the difference in return – positive or negative – between an individual security and a comparable risk-free asset, in this case a U.S. Treasury with the same duration (interest rate sensitivity). With the spike in U.S. Treasury yields, less interest rate-sensitive sectors such as high yield bank loans, and other shorter-duration asset classes, including asset-backed securities, generally outperformed on a total return basis.
During the 12-month period, the U.S. Treasury yield curve shifted higher on the front end, resulting in an inverted yield curve. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s allocations to high yield bank loans, non-agency mortgage-backed securities over agency mortgage-backed securities, and asset-backed securities had a positive impact on performance for the 12-month period ended September 30, 2022.
The Fund’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s timing of the municipal bond crossover trade was a detractor during the period. A crossover trade refers to a scenario in which comparable U.S. Treasuries and tax-exempt municipal bonds show a disparity in valuations. Investors can seek to capture value by selling out of relatively overvalued U.S. Treasuries or taxable municipal bonds and buying tax-exempt bonds of comparable maturity. When market conditions change, the investor can reverse this trade.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
8

Newfleet Core Plus Bond Fund (Continued)
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Mortgage-Backed Securities		28%
Corporate Bonds and Notes		28
Financials	8%
Energy	4
Industrials	4
All other Corporate Bonds and Notes	12
U.S. Government Securities		17
Asset-Backed Securities		12
Leveraged Loans		5
Municipal Bonds		4
Short-Term Investment		3
Other (includes securities lending collateral)		3
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
9

Newfleet Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-13.38%	0.24%	1.60%	— %	—
Class A shares at POP[3,4]	-16.63	-0.53	1.21	—	—
Class C shares at NAV[2] and with CDSC[4]	-14.05	-0.49	0.84	—	—
Class I shares at NAV[2]	-13.17	0.49	1.85	—	—
Class R6 shares at NAV[2]	-13.05	0.61	—	1.13	11/3/16
Bloomberg U.S. Aggregate Bond Index	-14.60	-0.27	0.89	-0.09 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.05%, Net 0.80%; Class C shares: Gross 1.81%, Net 1.55%; Class I shares: Gross 0.79%, Net 0.55%; Class R6 shares: Gross 0.71%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
10

Newfleet Core Plus Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
11

Newfleet High Yield Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: PHCHX
Class C: PGHCX
Class I: PHCIX
Class R6: VRHYX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has a primary investment objective of high current income and a secondary objective of capital growth. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -13.15%, Class C shares at NAV returned -13.87%, Class I shares at NAV returned -13.14%, and Class R6 shares at NAV returned -13.00%. For the same period, the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -14.15%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index declined more than 14% for the fiscal year. While the fourth calendar quarter of 2021 saw relatively flat returns for the high yield market, the first three quarters of 2022 were challenging, with both rising interest rates and widening credit spreads – the difference in yield between high yield bonds and a benchmark bond measure, such as Treasury bonds – acting as headwinds. High inflation led the Federal Reserve (the Fed) to tighten monetary policy through a series of interest rate increases, while signaling additional hikes to come.
Meanwhile, war between Ukraine and Russia added to the macroeconomic risks and drove higher electricity and natural gas prices in Europe. Consequently, market participants began to price a recession into the market via higher credit spreads. This was particularly true in the riskiest part of the market – bonds rated CCC – which underperformed higher-quality areas of the market. Despite being higher in quality, BB-rated bonds performed in-line with riskier B-rated bonds due to having greater duration, or sensitivity to changes in interest rates, during the current rising rate environment.
Volatility remained high, with six of the nine months in 2022 seeing index returns greater than 2% or less than -2%, including four straight months from June to September. Credit spreads ranged from a low of 2.72% to a high of 5.85%, and ended the quarter at 5.54%. This volatility, plus poor performance, led to outflows from high yield bonds. However, this had a more muted impact on returns due to new issue supply being much lower than in prior years.
Industry performance varied, with energy-related industries outperforming due to elevated commodity prices. Other outperformers included aerospace & defense, which benefited from increased military spending, and airlines, which benefited from a post-COVID rebound in travel. Retailers underperformed during the fiscal year as they struggled with supply chain issues while consumer spending shifted away from goods and toward services. Health care also underperformed due to COVID’s ongoing impact on its workforce, rising labor costs, and poor performance among certain pharmaceutical issuers. Lastly, cable/satellite issuers underperformed on weaker results and higher spending due to competitive pressures.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s outperformance versus the broader market can be attributed to several factors. On the asset allocation front, an out-of-index allocation to bank loans – floating rate securities unimpacted by the rising Treasury yields that weighed on the performance of high yield bonds – helped performance. The Fund’s industry allocation included a large overweight to commodity-related issuers, which outperformed due to elevated commodity prices. The Fund entered the fiscal year with a large overweight to CCC-rated bonds, and while this was reduced throughout the year, it remained as a detractor.
Performance was helped by investments in a bond of Plantronics, a technology hardware firm that was acquired by HP, resulting in large outperformance; Coronado Finance, a metallurgical coal producer, which benefited from elevated coal prices; and Callon
Petroleum, an oil and gas producer that was able to refinance a short-maturity bond held in the Fund.
Detractors from performance included Rackspace Technology, a technology services firm that performed poorly; ARD Finance, a packaging company that had elevated leverage and faced rising input costs; and Community Health Systems, a highly levered hospital owner that posted poor results due to elevated staffing costs and weak volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues,
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
12

Newfleet High Yield Fund (Continued)
recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Corporate Bonds and Notes		88%
Energy	21%
Consumer Discretionary	14
Communication Services	10
All other Corporate Bonds and Notes	43
Leveraged Loans		5
Short-Term Investments		4
Preferred Stocks		2
Other (includes securities lending collateral)		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
13

Newfleet High Yield Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-13.15%	1.58%	3.49%	— %	—
Class A shares at POP[3,4]	-16.41	0.81	3.10	—	—
Class C shares at NAV[2] and with CDSC[4]	-13.87	0.86	2.71	—	—
Class I shares at NAV[2]	-13.14	1.83	3.75	—	—
Class R6 shares at NAV[2]	-13.00	1.93	—	2.95	11/3/16
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	-14.15	1.56	3.94	2.85 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.23%, Net 1.00%; Class C shares: Gross 2.01%, Net 1.75%; Class I shares: Gross 1.04%, Net 0.75%; Class R6 shares: Gross 0.91%, Net 0.59%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
14

Newfleet High Yield Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
15

Newfleet Low Duration Core Plus Bond Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: HIMZX
Class C: PCMZX
Class I: HIBIX
Class R6: VLDRX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -6.55%, Class C shares at NAV returned -7.26%, Class I shares at NAV returned -6.41%, and Class R6 shares at NAV returned -6.25%. For the same period, the ICE BofA 1-5 Year Corporate & Government Bond Index returned -7.32%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Central banks embarked on the first meaningful tightening of monetary policy in several years in response to elevated inflation during the fiscal year. Their messaging was consistent: they are focused on fighting high inflation. The monetary backdrop clouded the outlook for global and regional economies, and led to an increased probability of recession. This resulted in negative total returns for most assets. The pandemic remained a global issue, with China’s zero-COVID policy continuing to delay the normalization of supply chains, though there were signs that the rigid policy may be eased. Meanwhile, the war between Russia and Ukraine presented an ongoing economic shock to food and energy prices. These unresolved issues made economic forecasting and modeling a challenge and contributed to a volatile investing environment during the fiscal year.
The Federal Reserve (the Fed) and other major central banks shifted their rhetoric sharply hawkish, indicating that keeping inflation under control is their primary goal, in response to elevated inflation measures. The Fed raised its main policy interest rate 3.00% during the fiscal year, including three jumbo moves of 0.75% each, and indicated its resolve to restore price stability. The Fed began to shrink its $8.9 trillion balance sheet, and increased its pace in September. The European Central Bank (ECB) also joined the inflation fight, raising its policy rate to 1.25% over two meetings, marking the first increases from zero interest rates since 2016. In addition to managing the start of its own balance sheet wind-down, the ECB is managing the complex task of preventing financial fragmentation among its member countries. The Bank of Japan was relatively less concerned about inflation given local economic conditions, but weakness in the yen was challenging that stance.
During the 12-month period, volatility in the fixed income markets increased due to both the more hawkish Fed policy and the Russian invasion of Ukraine. U.S. Treasuries outperformed spread sectors (non-governmental fixed income investments) on an excess return basis. Excess return refers to the difference in return – positive or negative – between an individual security and a comparable risk-free asset, in this case a U.S. Treasury with the same duration (interest rate sensitivity). With the spike in U.S. Treasury yields, less interest rate-sensitive sectors such as high yield bank loans, and other shorter-duration asset classes, including asset-backed securities, generally outperformed on a total return basis.
During the 12-month period, the U.S. Treasury yield curve shifted higher on the front end, resulting in an inverted yield curve. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s allocations to asset-backed securities, non-agency mortgage-backed securities over agency mortgage-backed securities, and high yield bank loans had a positive impact on performance for the 12-month period ended September 30, 2022.
The Fund’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s allocation to U.S. corporate high yield bonds was a detractor during the period. The allocations to emerging markets high yield and yankee high quality securities, albeit small, also detracted from performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk.
The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
16

Newfleet Low Duration Core Plus Bond Fund (Continued)
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Asset-Backed Securities		37%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		19
Financials	7%
Materials	2
Energy	2
All other Corporate Bonds and Notes	8
U.S. Government Securities		8
Leveraged Loans		6
Preferred Stocks		1
Other (includes short-term investment and securities lending collateral)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
17

Newfleet Low Duration Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-6.55%	0.61%	1.21%	— %	—
Class A shares at POP[3,4]	-8.66	0.16	0.98	—	—
Class C shares at NAV[2] and with CDSC[4]	-7.26	-0.14	0.44	—	—
Class I shares at NAV[2]	-6.41	0.85	1.45	—	—
Class R6 shares at NAV[2]	-6.25	—	—	0.99	12/19/18
ICE BofA 1-5 Year Corporate & Government Bond Index	-7.32	0.57	0.91	0.56 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.89%, Net 0.75%; Class C shares: Gross 1.66%, Net 1.50%; Class I shares: Gross 0.64%, Net 0.50%; Class R6 shares: Gross 0.57%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
18

Newfleet Low Duration Core Plus Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
19

Newfleet Multi-Sector Intermediate Bond Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: NAMFX
Class C: NCMFX
Class I: VMFIX
Class R6: VMFRX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of maximizing current income while preserving capital. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -12.25%†, Class C shares at NAV returned -12.78%, Class I shares at NAV returned -11.99%, and Class R6 shares at NAV returned -11.83%. For the same period, the Bloomberg U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific fixed income index, returned -14.60%.
   † See footnote 3 on page 23.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Central banks embarked on the first meaningful tightening of monetary policy in several years in response to elevated inflation during the fiscal year. Their messaging was consistent: they are focused on fighting high inflation. The monetary backdrop clouded the outlook for global and regional economies, and led to an increased probability of recession. This resulted in negative total returns for most assets. The pandemic remained a global issue, with China’s zero-COVID policy continuing to delay the normalization of supply chains, though there were signs that the rigid policy may be eased. Meanwhile, the war between Russia and Ukraine presented an ongoing economic shock to food and energy prices. These unresolved issues made economic forecasting and modeling a challenge and contributed to a volatile investing environment during the fiscal year.
The Federal Reserve (the Fed) and other major central banks shifted their rhetoric sharply hawkish, indicating that keeping inflation under control is their primary goal, in response to elevated inflation measures. The Fed raised its main policy interest rate 3.00% during the fiscal year, including three jumbo moves of 0.75% each, and indicated its resolve to restore price stability. The Fed began to shrink its $8.9 trillion balance sheet, and increased its pace in September. The European Central Bank (ECB) also joined the inflation fight, raising its policy rate to 1.25% over two meetings, marking the first increases from zero interest rates since 2016. In addition to managing the start of its own balance sheet wind-down, the ECB is managing the complex task of preventing financial fragmentation among its member countries. The Bank of Japan was relatively less concerned about inflation given local economic conditions, but weakness in the yen was challenging that stance.
During the 12-month period, volatility in the fixed income markets increased due to both the more hawkish Fed policy and the Russian invasion of Ukraine. U.S. Treasuries outperformed spread sectors (non-governmental fixed income investments) on an excess return basis. Excess return refers to the difference in return – positive or negative – between an individual security and a comparable risk-free asset, in this case a U.S. Treasury with the same duration (interest rate sensitivity). With the spike in U.S. Treasury yields, less interest rate-sensitive sectors such as high yield bank loans, and other shorter-duration asset classes, including asset-backed securities, generally outperformed on a total return basis.
During the 12-month period, the U.S. Treasury yield curve shifted higher on the front end, resulting in an inverted yield curve. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s allocations to high yield bank loans and asset-backed securities, its underweight to corporate high quality securities, and the allocation to non-agency mortgage-backed securities over agency mortgage-backed securities all had a positive impact on performance for the 12-month period ended
September 30, 2022. Overall issue selection was positive for the period.
The Fund’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s allocation to emerging markets high yield and yankee high quality securities were detractors during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
20

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Corporate Bonds and Notes		38%
Energy	9%
Financials	9
Consumer Discretionary	4
All other Corporate Bonds and Notes	16
Mortgage-Backed Securities		15
Leveraged Loans		14
Asset-Backed Securities		12
U.S. Government Securities		11
Foreign Government Securities		4
Exchange-Traded Fund		2
Other (includes short-term investment and securities lending collateral)		4
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
21

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-12.25% [3]	0.42%	2.26%	— %	—
Class A shares at POP[4,5]	-15.54	-0.35	1.87	—	—
Class C shares at NAV[2] and with CDSC[5]	-12.78	-0.31	1.51	—	—
Class I shares at NAV[2]	-11.99	0.67	2.52	—	—
Class R6 shares at NAV[2]	-11.83	0.81	—	2.11	11/12/14
Bloomberg U.S. Aggregate Bond Index	-14.60	-0.27	0.89	0.74 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.07%, Net 0.99%; Class C shares: Gross 1.82%, Net 1.74%; Class I shares: Gross 0.82%, Net 0.74%; Class R6 shares: Gross 0.75%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
22

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
23

Newfleet Multi-Sector Short Term Bond Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: NARAX
Class C: PSTCX
Class C1: PMSTX
Class I: PIMSX
Class R6: VMSSX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -7.65%, Class C shares at NAV returned -7.79%, Class C1 shares at NAV returned -8.25%, Class I shares at NAV returned -7.40%, and Class R6 shares at NAV returned -7.32%. For the same period, the ICE BofA 1–3 Year A–BBB U.S. Corporate Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -5.99%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Central banks embarked on the first meaningful tightening of monetary policy in several years in response to elevated inflation during the fiscal year. Their messaging was consistent: they are focused on fighting high inflation. The monetary backdrop clouded the outlook for global and regional economies, and led to an increased probability of recession. This resulted in negative total returns for most assets. The pandemic remained a global issue, with China’s zero-COVID policy continuing to delay the normalization of supply chains, though there were signs that the rigid policy may be eased. Meanwhile, the war between Russia and Ukraine presented an ongoing economic shock to food and energy prices. These unresolved issues made economic forecasting and modeling a challenge and contributed to a volatile investing environment during the fiscal year.
The Federal Reserve (the Fed) and other major central banks shifted their rhetoric sharply hawkish, indicating that keeping inflation under control is their primary goal, in response to elevated inflation measures. The Fed raised its main policy interest rate 3.00% during the fiscal year, including three jumbo moves of 0.75% each, and indicated its resolve to restore price stability. The Fed began to shrink its $8.9 trillion balance sheet, and increased its pace in September. The European Central Bank (ECB) also joined the inflation fight, raising its policy rate to 1.25% over two meetings, marking the first increases from zero interest rates since 2016. In addition to managing the start of its own balance sheet wind-down, the ECB is managing the complex task of preventing financial fragmentation among its member countries. The Bank of Japan was relatively less concerned about inflation given local economic conditions, but weakness in the yen was challenging that stance.
During the 12-month period, volatility in the fixed income markets increased due to both the more hawkish Fed policy and the Russian invasion of Ukraine. U.S. Treasuries outperformed spread sectors (non-governmental fixed income investments) on an excess return basis. Excess return refers to the difference in return – positive or negative – between an individual security and a comparable risk-free asset, in this case a U.S. Treasury with the same duration (interest rate sensitivity). With the spike in U.S. Treasury yields, less interest rate-sensitive sectors such as high yield bank loans, and other shorter-duration asset classes, including asset-backed securities, generally outperformed on a total return basis.
During the 12-month period, the U.S. Treasury yield curve shifted higher on the front end, resulting in an inverted yield curve. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the Fund’s performance during its fiscal year?
The Fund’s allocations to asset-backed securities and high yield bank loans, as well as the allocation to non-agency mortgage-backed securities over agency mortgage-backed securities, had a positive impact on performance for the 12-month period ended September 30, 2022. Overall issue selection was positive for the period.
The Fund’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s allocation to emerging markets high yield securities was a detractor during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
24

Newfleet Multi-Sector Short Term Bond Fund (Continued)
war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Mortgage-Backed Securities		27%
Asset-Backed Securities		25
Corporate Bonds and Notes		24
Financials	8%
Energy	4
Materials	2
All other Corporate Bonds and Notes	10
U.S. Government Securities		9
Leveraged Loans		9
Short-Term Investment		3
Foreign Government Securities		2
Other (includes securities lending collateral)		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
25

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-7.65%	0.48%	1.49%	— %	—
Class A shares at POP[3,4]	-9.73	0.03	1.26	—	—
Class C shares at NAV[2] and with CDSC[4]	-7.79	0.27	1.26	—	—
Class C1 shares at NAV[2] and with CDSC[4]	-8.25	-0.22	0.76	—	—
Class I shares at NAV[2]	-7.40	0.74	1.77	—	—
Class R6 shares at NAV[2]	-7.32	0.90	—	1.35	11/3/16
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	-5.99	1.11	1.50	1.23 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 0.96%, Net 0.90%; Class C shares: Gross 1.21%, Net 1.16%; Class C1 shares: Gross 1.71%, Net 1.66%; Class I shares: Gross 0.71%, Net 0.65%; Class R6 shares: Gross 0.67%, Net 0.52%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares, Class C shares and Class C1 shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
26

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C1 shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
27

Newfleet Senior Floating Rate Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: PSFRX
Class C: PFSRX
Class I: PSFIX
Class R6: VRSFX
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -2.87%, Class C shares at NAV returned -3.71%, Class I shares at NAV returned -2.75%, and Class R6 shares at NAV returned -2.61%. For the same period, the Credit Suisse Leveraged Loan Index, which serves as both the Fund’s broad-based and style-specific index, returned -2.62%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Despite a negative return of -2.62% for bank loans over the 12-month period, as measured by the Credit Suisse Leveraged Loan Index, bank loans outperformed all other fixed-rate asset classes as the Federal Reserve’s (the Fed’s) interest rate hiking cycle negatively impacted investments with longer duration, given their greater sensitivity to changes in interest rates. The fiscal year, which began with solid expectations for economic growth and moderate Fed rate hikes, was quickly impacted by the Russian invasion of Ukraine, as well as stubbornly high inflation. The latter was met with an aggressive rate hike cycle that saw the Fed’s benchmark interest rate increase from near-zero to 3%. As the year progressed, the Fed grew increasingly committed to rate hikes at the expense of economic stability, resulting in risk assets, including bank loans, pricing in ever-higher probabilities of recession. This increasingly hawkish, or anti-inflation, tone increased investor anxiety about the strength of the U.S. consumer and the ability for borrowers to service high interest rates on their debt. The result was lower loan prices and wider credit spreads– defined as the additional yield an investor receives above the London Interbank Offered Rate (LIBOR) rate for bonds of the same duration – in the bank loan market.
As investors became less focused on the negative effects of higher rates on bond prices, and more concerned about the increased possibility of a recession based on the negative impact those higher rates may have on consumers and corporations, lower-quality credit tiers underperformed higher-quality credit tiers. Within the Credit Suisse Leveraged Loan Index and for the fiscal year, CCC-rated loans returned -10.9% and B-rated bank loans returned -2.8%, underperforming BB-rated risk, which posted a return of -0.27%. Split BBB bank loans posted positive performance, up 0.24%. Distressed loans were the worst performers, down 24.5%.
Inflation-sensitive industries and businesses that initially benefited from COVID-19 were negatively impacted during this period, but idiosyncratic risks did pop up across multiple industries in the economy. Underperformers within the Credit Suisse Leveraged Loan Index included consumer durables (-8.1%), housing (4.4%), health care (-4.4%), telecommunications (5.2%), broadcasting (-5.2%), and technology (-3.9%). Outperforming industries included less inflation-sensitive businesses such as energy (3.1%), utilities (0.9%), food and drug stores (1.5%), and areas of media/wireless communications (-0.9%).
The decline during the fiscal year left the bank loan market with spreads wider than historic long-term averages, reflecting investor concern about deteriorating credit conditions. The Credit Suisse Leveraged Loan Index’s yield to maturity, defined as the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity, ended the fiscal year at 10.3%, up from 5.1% at the start of the period. The weighted average market price of the Index decreased from 98.4 at the start of the period to 91.6 as of September 30, 2022.
Fundamental conditions in the bank loan market remained stable for much of the fiscal year as corporate borrowers managed to execute price increases in the face of solid consumer demand, and reduce costs in order to maintain profit margins.
However, the ratio of credit downgrades to upgrades as well as bank loans priced below 80 cents and defaults all ticked higher during the fiscal year, implying that stress within this market was building. While the data points were still historically low and manageable, they pointed to the possibility of the start of a down cycle.
Bank loan technical factors remained generally in balance. Despite a rising rate environment, retail fund flows turned negative. On top of that, a collateralized loan obligation (CLO) issuance market that was surprisingly resilient also started to slow. Such waning demand was met with a dearth of new issue supply as merger and acquisitions (M&A) and leveraged buyout (LBO) activity slowed as capital markets tightened amid the volatility.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2022, the Fund’s gross return outpaced that of the Credit Suisse Leveraged Loan Index. The Fund’s repositioning from a “risk-on” posture in 2020 and 2021 to a more defensive posture in 2022 led to the outperformance. Much of this repositioning was driven by taking active underweights to highly leveraged industries and industries that are sensitive to an inflationary environment.
At the same time, as macroeconomic fundamentals slowly deteriorated later in the year, this loss avoidance strategy shifted the Fund up in credit quality. In particular, an increase in cash during a down market, an underweight to lower-quality B- and CCC-rated assets, underweights in health care and technology, and security selection in gaming/leisure all positively contributed to performance.
Finally, the Fund’s low rate of participation in debt deals used to fund highly leveraged and lower-rated M&A and LBO transactions issued in the last 12 to 15 months also positively contributed to performance. The Fund’s small position in the equity of issuers that underwent a financial overhaul of their business also contributed positively to performance for the fiscal year.
Conversely, credit selection in inflation-sensitive industries, including food and consumer durables and packaging, negatively impacted performance, as did the Fund’s liquidity-management-driven high yield position.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
28

Newfleet Senior Floating Rate Fund (Continued)
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Liquidity: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the Fund.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Leveraged Loans		93%
Information Technology	13%
Health Care	13
Service	9
Manufacturing	7
Gaming / Leisure	6
Aerospace	5
Chemicals	4
All other Leveraged Loans	36
Corporate Bonds and Notes		3
Short-Term Investments		3
Common Stocks		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
29

Newfleet Senior Floating Rate Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-2.87%	1.90%	2.66%	— %	—
Class A shares at POP[3,4]	-5.54	1.33	2.37	—	—
Class C shares at NAV[2] and with CDSC[4]	-3.71	1.12	1.88	—	—
Class I shares at NAV[2]	-2.75	2.13	2.90	—	—
Class R6 shares at NAV[2]	-2.61	2.28	—	2.65	11/3/16
Credit Suisse Leveraged Loan Index	-2.62	3.00	3.70	3.35 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.08%, Net 1.04%; Class C shares: Gross 1.85%, Net 1.79%; Class I shares: Gross 0.83%, Net 0.79%; Class R6 shares: Gross 0.78%, Net 0.65%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
30

Newfleet Senior Floating Rate Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
31

Seix Tax-Exempt Bond Fund	Ticker Symbols:
Fund Summary (Unaudited)	Class A: HXBZX
Class C: PXCZX
Class I: HXBIX
Portfolio Manager Commentary by
Seix Investment Advisors, LLC
■	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -10.30%, Class C shares at NAV returned -10.97%, and Class I shares at NAV returned -10.07%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based fixed income index, returned -14.60%, and the ICE BofA 1-22 Year U.S. Municipal Securities Index, which is the Fund’s style-specific benchmark appropriate for comparison, returned -9.51%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The municipal bond market experienced disappointing and difficult performance for the fiscal year ended September 30, 2022. The dominant themes for the municipal market over the 12-month period were record outflows from open-end municipal bond funds, concerns about outsized inflation, and the response proposed by the Federal Reserve (the Fed) that sought to cool the economy without pushing it into a recession.
For the fiscal year, shorter dated and higher quality bonds realized the best absolute performance as interest rates increased dramatically, while longer-maturity and lower-quality (BBB-rated/below investment grade) bonds produced the worst absolute performance. Credit spreads (the additional yield the market demands from lower-rated bonds versus higher-quality bonds) widened and low coupon structured bonds moved quickly from premium prices to discounts, exacerbating the rapid decline in performance.
Municipal bonds outperformed the broader fixed income market during the fiscal year. However, the market’s concerns about whether the Fed would be able to negotiate a soft landing for the economy in the face of soaring inflation resulted in lopsided market moves and extreme volatility.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2022, the Fund underperformed its benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index. The Fund benefited from exposure to bonds with shorter to intermediate maturities (less than 10 years) and bonds of higher credit quality.
Relative performance versus the benchmark was negatively impacted by the Fund’s exposure to lower coupon structures, long duration securities, and to some extent exposure to lower-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Municipal Market: Events negatively impacting a municipality, municipal security, or the municipal bond market in general, may cause the Fund to decrease in value.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional, or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Municipal Bonds	98%
Short-Term Investment	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
32

Seix Tax-Exempt Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	-10.30%	0.23%	1.17%
Class A shares at POP[3,4]	-12.76	-0.33	0.89
Class C shares at NAV[2] and with CDSC[4]	-10.97	-0.53	0.42
Class I shares at NAV[2]	-10.07	0.48	1.43
Bloomberg U.S. Aggregate Bond Index	-14.60	-0.27	0.89
ICE BofA 1-22 Year U.S. Municipal Securities Index	-9.51	0.72	1.72
Fund Expense Ratios[5]: Class A shares: Gross 1.01%, Net 0.83%; Class C shares: Gross 1.75%, Net 1.58%; Class I shares: Gross 0.77%, Net 0.58%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
33

Seix Tax-Exempt Bond Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012, for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.
34

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—19.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 1,870	$ 1,433
2.500%, 2/15/46	530	402
3.000%, 8/15/48	3,760	3,180
2.000%, 2/15/50	975	670
1.375%, 8/15/50	1,595	923
1.625%, 11/15/50	455	282
1.875%, 2/15/51	1,615	1,069
2.000%, 8/15/51	165	113
1.875%, 11/15/51	1,135	751
2.250%, 2/15/52	2,225	1,617
2.875%, 5/15/52	1,185	994
U.S. Treasury Notes
0.125%, 3/31/23	255	250
2.500%, 4/30/24	610	593
1.500%, 2/15/30	1,515	1,286
0.875%, 11/15/30	820	653
1.625%, 5/15/31	2,235	1,876
1.375%, 11/15/31	1,060	861
1.875%, 2/15/32	1,280	1,085
Total U.S. Government Securities (Identified Cost $22,600)		18,038

Municipal Bonds—4.9%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	167
Florida—1.0%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	966
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	156
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	23
New York—2.7%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,352
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	1,070	1,149
		2,501

	Par Value	Value

Texas—0.5%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	$ 255	$ 197
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	63
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	151
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	73
		484

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	249
Total Municipal Bonds (Identified Cost $5,266)		4,546

Foreign Government Securities—0.9%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	313
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	171
United Mexican States 2.659%, 5/24/31	425	326
Total Foreign Government Securities (Identified Cost $984)		810

Mortgage-Backed Securities—31.2%
Agency—0.5%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	7	7
Pool #535371 6.500%, 5/1/30	— (3)	— (3)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	22	22
Pool #909092 6.000%, 9/1/37	8	9
Pool #909220 6.000%, 8/1/38	108	113
Pool #938574 5.500%, 9/1/36	46	47
Pool #986067 6.000%, 8/1/38	2	2
	Par Value	Value

Agency—continued
Pool #AA7001 5.000%, 6/1/39	$ 202	$ 204
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	8	9
		416

Non-Agency—30.7%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	160	148
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	191	168
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	530	517
2015-SFR1, A 144A 3.467%, 4/17/52(1)	194	186
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	121
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	110	102
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	236
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	92
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	232
2021-SFR2, C 144A 1.877%, 8/17/38(1)	100	84
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	456
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(1)(4)	1	1
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	201	192
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	86	80
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	35	33
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	97	83
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	227
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 2/15/29(1)(4)	360	349
See Notes to Financial Statements
35

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 10/15/36(1)(4)	$ 144	$ 140
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 4.883%, 2/15/39(1)(4)	303	282
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	715	584
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	446	384
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	189	168
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	93	79
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	185	163
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(4)	59	55
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	110	102
2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	117	110
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	189	180
COLT Mortgage Loan Trust
2022-1, A1 144A 2.284%, 12/27/66(1)(4)	261	227
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	285	272
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	47	42
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(4)	149	128
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	189
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	184
2020-1, A1 144A 1.832%, 3/15/50(1)	320	299
	Par Value	Value

Non-Agency—continued
2020-3, A 144A 1.358%, 8/15/53(1)	$ 207	$ 182
2020-4, A 144A 1.174%, 12/15/52(1)	286	252
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 3.798%, 5/15/36(1)(4)	370	365
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	42	38
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	213	189
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	84	78
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	100	88
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	22	21
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	874	724
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	931	784
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	100	89
2020-SFR2, B 144A 1.567%, 10/19/37(1)	425	380
2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	284
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	43	38
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	6	6
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	8	7
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	11	11
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 2/15/38(1)(4)	395	381
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	245	205
	Par Value	Value

Non-Agency—continued
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(4)	$ 110	$ 102
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	166	137
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	596	482
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 5.334%, 8/15/37(1)(4)	305	302
JPMorgan Chase Mortgage Trust
2017-1, A2 144A 3.450%, 1/25/47(1)(4)	55	48
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	29	26
2017-5, A1 144A 3.124%, 10/26/48(1)(4)	33	31
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 3.818%, 12/15/37(1)(4)	142	135
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 5/15/36(1)(4)	215	211
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	270	260
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	110	104
MetLife Securitization Trust
2017-1A, M1 144A 3.421%, 4/25/55(1)(4)	305	273
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	119	116
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	175	165
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	577	504
2017-3, M2 144A 3.250%, 1/25/61(1)(4)	261	243
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	132
See Notes to Financial Statements
36

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	$ 360	$ 352
2015-C22, AS 3.561%, 4/15/48	310	291
2015-C25, A4 3.372%, 10/15/48	305	289
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	61	57
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	43	40
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	33	31
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	196	180
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	217	201
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	323	306
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	122	117
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	47	43
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	548
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	229	213
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	425	398
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	243
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	108	103
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	176	148
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	204	173
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	19	19
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	211	169
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	250	237
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	344	321
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	618	563
	Par Value	Value

Non-Agency—continued
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	$ 129	$ 119
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	71	63
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	338	311
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	165	156
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	223
2021-SFR2, D 144A 2.197%, 4/19/38(1)	380	323
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	96	81
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	129	108
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(4)	216	203
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(4)	135	128
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	24	24
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	275	257
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	27	25
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	50	49
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	190	156
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	63	52
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(1)(4)	525	515
2016-4, B1 144A 3.823%, 7/25/56(1)(4)	310	284
2017-1, A2 144A 3.500%, 10/25/56(1)(4)	245	235
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	316
	Par Value	Value

Non-Agency—continued
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	$ 460	$ 415
2018-3, A1 144A 3.750%, 5/25/58(1)(4)	280	268
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	538
2019-1, A1 144A 3.692%, 3/25/58(1)(4)	137	129
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	190	167
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	208
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)(5)	405	342
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	278
2022-1, A1 144A 3.750%, 7/25/62(1)(4)	582	538
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	173
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	256
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	79	79
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	136	128
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	214	197
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	233	214
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	56	51
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	221	200
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	100	91
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	59	58
2021-R3, A1 144A 1.020%, 4/25/64(1)(4)	144	132
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	223	213
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	415	383
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	351	341
See Notes to Financial Statements
37

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	$ 87	$ 82
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	200	191
		28,630

Total Mortgage-Backed Securities (Identified Cost $32,056)		29,046

Asset-Backed Securities—13.0%
Automobiles—5.5%
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	250	248
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	270	246
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	264	263
2019-3A, D 144A 3.040%, 4/15/25(1)	240	238
2021-N3, D 1.580%, 6/12/28	220	203
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	259
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(1)	265	249
2022-1A, A 144A 4.600%, 6/15/32(1)	300	292
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	13	13
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	282
2022-1A, C 144A 3.130%, 5/15/28(1)	270	249
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	165	164
2020-3, C 144A 1.730%, 9/15/26(1)	260	248
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	197
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Issuer Trust 2019-4A, C 144A 3.060%, 8/15/25(1)	$ 260	$ 256
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	63	63
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	395	338
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	270	243
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	53	53
United Auto Credit Securitization Trust 2021-1, C 144A 0.840%, 6/10/26(1)	335	331
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	53	53
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	239
2022-1A, B 144A 2.750%, 3/15/27(1)	390	377
		5,104

Consumer Loans—0.3%
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	238
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(1)	34	34
		272

Credit Card—0.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	254
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	261
		515

Equipment—0.4%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	361
Other—6.2%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	27	27
	Par Value	Value

Other—continued
2019-A, A 144A 3.140%, 7/16/40(1)	$ 80	$ 76
2019-A, C 144A 4.010%, 7/16/40(1)	265	242
2020-AA, B 144A 2.790%, 7/17/46(1)	270	246
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	85	83
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	264	246
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	163	139
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	265
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	104	94
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	44	43
2021-1A, A 144A 1.270%, 5/15/41(1)	155	139
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	322	279
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	175
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	253	208
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	261	237
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	72	68
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	220	184
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	190
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	200	197
2022-A, B 144A 3.350%, 10/16/28(1)	260	240
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(1)	63	62
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	301	283
See Notes to Financial Statements
38

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	$ 300	$ 289
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	384	361
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	335	320
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	158	146
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	142	121
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	153	149
2022-1A, B 144A 3.040%, 7/24/28(1)	425	398
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	391	320
		5,827

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	91	83
Total Asset-Backed Securities (Identified Cost $13,089)		12,162

Corporate Bonds and Notes—30.9%
Communication Services—0.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	200	157
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	28	26
144A 4.750%, 3/1/30(1)	155	126
T-Mobile USA, Inc. 3.875%, 4/15/30	200	177
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	175	170
		656

Consumer Discretionary—1.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	305	280
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	105	83
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(6)	361	275
Ford Motor Co. 4.750%, 1/15/43	140	93
M/I Homes, Inc. 4.950%, 2/1/28	255	212
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc. 6.375%, 5/15/33	$ 355	$ 335
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	6	6
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	155	146
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	255	252
		1,682

Consumer Staples—1.0%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(1)	25	20
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	290	271
BAT Capital Corp. 4.906%, 4/2/30	350	309
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	77
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	272
		949

Energy—4.1%
Aker BP ASA 144A 2.000%, 7/15/26(1)	285	246
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	245	238
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	140	134
CrownRock LP 144A 5.625%, 10/15/25(1)	160	153
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	220	186
Enbridge, Inc. 7.625%, 1/15/83	320	309
Energy Transfer LP Series H 6.500% (7)	300	261
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	255	241
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	276
HF Sinclair Corp. 144A 5.875%, 4/1/26(1)	255	250
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	215	222
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	461
Petroleos Mexicanos 7.690%, 1/23/50	275	167
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	196
	Par Value	Value

Energy—continued
Transcanada Trust 5.600%, 3/7/82	$ 335	$ 290
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	33	31
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	165	142
		3,803

Financials—9.5%
Allstate Corp. (The) Series B 5.750%, 8/15/53	310	285
Ally Financial, Inc. Series B 4.700% (7)	339	264
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	259
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	225
Banco Mercantil del Norte S.A. 144A 6.625% (1)(7)	235	184
Bank of America Corp. 2.687%, 4/22/32	975	761
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	430	412
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	165
Blackstone Private Credit Fund 2.625%, 12/15/26	144	118
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	175	124
Brookfield Finance, Inc. 2.724%, 4/15/31	220	175
Capital One Financial Corp. 2.359%, 7/29/32	272	193
Charles Schwab Corp. (The) Series H 4.000% (7)	335	246
Citadel LP 144A 4.875%, 1/15/27(1)	230	215
Citigroup, Inc. 3.980%, 3/20/30	135	120
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	290	265
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	179	177
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	254
Goldman Sachs Group, Inc. (The) 1.992%, 1/27/32	330	244
Jefferies Group LLC 2.625%, 10/15/31	160	116
See Notes to Financial Statements
39

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
5.717%, 9/14/33	$ 255	$ 241
(SOFR + 1.180%) 3.922%, 2/24/28(4)	265	255
1.953%, 2/4/32	375	278
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	200	161
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	236
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(4)	315	238
MetLife, Inc. Series G 3.850% (7)	340	304
Morgan Stanley 6.375%, 7/24/42	260	270
OneMain Finance Corp. 6.875%, 3/15/25	155	146
OWL Rock Core Income Corp. 4.700%, 2/8/27	185	162
Prudential Financial, Inc.
5.625%, 6/15/43	330	325
5.125%, 3/1/52	88	76
6.000%, 9/1/52	44	41
State Street Corp. 4.164%, 8/4/33	150	135
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	284
Wells Fargo & Co.
2.393%, 6/2/28	335	287
Series BB 3.900%(7)	510	431
Zions Bancorp NA 3.250%, 10/29/29	250	205
		8,877

Health Care—1.7%
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	305	236
HCA, Inc. 5.250%, 6/15/49	170	138
Illumina, Inc. 2.550%, 3/23/31	373	286
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(8)	90	71
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	230	187
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	365	258
	Par Value	Value

Health Care—continued
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	$ 242	$ 221
Viatris, Inc.
2.300%, 6/22/27	226	185
144A 2.300%, 6/22/27(1)	2	1
		1,583

Industrials—4.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	409	386
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	203
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	233
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	295	231
Boeing Co. (The) 5.930%, 5/1/60	219	187
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	283	230
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	240	189
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	326
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	280	213
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	354	286
Kazakhstan Temir Zholy Finance B.V. 144A 6.950%, 7/10/42(1)	215	212
Masco Corp. 3.125%, 2/15/51	185	112
Pentair Finance S.a.r.l. 5.900%, 7/15/32	285	269
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	140	125
Sempra Global 144A 3.250%, 1/15/32(1)	339	270
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	135	128
TransDigm, Inc. 5.500%, 11/15/27	130	113
		3,713

	Par Value	Value

Information Technology—2.2%
CDW LLC 3.569%, 12/1/31	$ 532	$ 414
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	25	22
144A 6.500%, 10/15/28(1)	165	140
Dell International LLC 8.100%, 7/15/36	257	272
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	213	188
HP, Inc. 5.500%, 1/15/33	355	315
Kyndryl Holdings, Inc. 2.700%, 10/15/28	198	145
Leidos, Inc. 2.300%, 2/15/31	360	267
Motorola Solutions, Inc. 4.600%, 5/23/29	285	262
Oracle Corp. 3.850%, 4/1/60	60	36
		2,061

Materials—2.8%
Albemarle Corp. 5.050%, 6/1/32	320	296
Avient Corp. 144A 7.125%, 8/1/30(1)	150	138
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	395	359
Celanese U.S. Holdings LLC
5.900%, 7/5/24	95	94
6.165%, 7/15/27	80	76
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	180	177
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	280	243
Freeport-McMoRan, Inc. 5.450%, 3/15/43	280	234
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	190	147
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	340	261
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	290	234
Suzano Austria GmbH 2.500%, 9/15/28	110	86
Teck Resources Ltd. 6.125%, 10/1/35	265	249
		2,594

See Notes to Financial Statements
40

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Real Estate—2.1%
EPR Properties 4.750%, 12/15/26	$ 335	$ 298
GLP Capital LP
5.750%, 6/1/28	136	127
3.250%, 1/15/32	33	25
Kite Realty Group Trust 4.750%, 9/15/30	350	304
MPT Operating Partnership LP 3.500%, 3/15/31	250	174
Office Properties Income Trust 4.500%, 2/1/25	260	231
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	258
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	355	258
VICI Properties LP
4.950%, 2/15/30	175	158
5.125%, 5/15/32	175	155
		1,988

Utilities—1.0%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	174
Puget Energy, Inc.
2.379%, 6/15/28	204	170
4.224%, 3/15/32	158	137
Southern Co. (The) Series 21-A 3.750%, 9/15/51	359	291
Vistra Corp. 144A 8.000% (1)(7)	130	119
		891

Total Corporate Bonds and Notes (Identified Cost $33,785)		28,797

Leveraged Loans—6.1%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(4)	30	28
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(4)	212	202
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 6.460%, 10/20/27(4)	120	120
	Par Value	Value

Aerospace—continued
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(4)	$ 164	$ 156
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(4)	114	114
TransDigm, Inc. Tranche E (3 month LIBOR + 2.250%) 5.924%, 5/30/25(4)	122	117
		737

Chemicals—0.3%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(4)	279	270
Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (2 month LIBOR + 2.250%) 4.890% - 5.365%, 2/11/28(4)	123	119
Energy—0.3%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(4)	75	74
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 6.210%, 12/21/28(4)	124	115
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(4)	99	96
		285

Financials—0.3%
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(4)	188	175
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(4)	71	70
		245

	Par Value	Value

Food / Tobacco—0.4%
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 6.125%, 12/8/28(4)	$ 194	$ 185
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 5.056% - 5.365%, 8/3/25(4)	186	180
		365

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 4.178%, 7/1/26(4)	149	144
Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(4)	217	211
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.834%, 6/22/26(4)	125	121
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(4)	81	71
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(4)	40	37
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(4)	65	63
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 5.370%, 2/8/27(4)	123	117
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(4)	123	118
		738

Health Care—0.4%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 5.375%, 1/4/26(4)	64	62
See Notes to Financial Statements
41

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(4)	$ 154	$ 143
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 5.634%, 4/20/29(4)	175	171
		376

Housing—0.1%
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(4)	125	121
Information Technology—0.9%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 6.674%, 9/19/24(4)	318	310
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(4)	124	120
Sophia LP
2022, Tranche B-1 (1 month Term SOFR + 4.000%) 7.034%, 10/7/27(4)	55	53
Tranche B (3 month LIBOR + 3.500%) 7.174%, 10/7/27(4)	122	117
Tenable, Inc. (3 month LIBOR + 2.750%) 5.556%, 7/7/28(4)	124	118
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(4)	123	116
		834

Manufacturing—0.3%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(4)	124	119
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(4)	$ 109	$ 104
		223

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(4)	81	80
Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(4)	116	108
Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 5.365%, 3/15/27(4)	38	35
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 4.870%, 4/11/25(4)	222	215
Service—0.5%
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(4)	15	14
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(4)	121	117
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(4)	124	118
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(4)	125	118
	Par Value	Value

Service—continued
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(4)	$ 127	$ 120
		487

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(4)	170	156
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(4)	123	118
Total Leveraged Loans (Identified Cost $5,876)		5,656

	Shares
Preferred Stocks—0.8%
Financials—0.5%
JPMorgan Chase & Co. Series HH, 4.600%	106 (9)	92
MetLife, Inc. Series D, 5.875%(6)	108 (9)	99
Truist Financial Corp. Series Q, 5.100%	310 (9)	275
		466

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(4)	351 (9)	328
Total Preferred Stocks (Identified Cost $848)		794

See Notes to Financial Statements
42

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Exchange-Traded Fund—0.6%
iShares JP Morgan USD Emerging Markets Bond ETF(10)	6,643	$ 528
Total Exchange-Traded Fund (Identified Cost $599)		528

Total Long-Term Investments—107.7% (Identified Cost $115,103)		100,377

Short-Term Investment—3.8%
Money Market Mutual Fund—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(10)	3,532,262	3,532
Total Short-Term Investment (Identified Cost $3,532)		3,532

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(10)(11)	187,195	187
Total Securities Lending Collateral (Identified Cost $187)		187

TOTAL INVESTMENTS—111.7% (Identified Cost $118,822)		$104,096
Other assets and liabilities, net—(11.7)%		(10,903)
NET ASSETS—100.0%		$ 93,193
Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $51,270 or 55.0% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	94%
Canada	1
Mexico	1
Bermuda	1
Indonesia	1
Netherlands	1
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
43

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 12,162	$ —	$12,162	$ —
Corporate Bonds and Notes	28,797	—	28,797	—
Foreign Government Securities	810	—	810	—
Leveraged Loans	5,656	—	5,656	—
Mortgage-Backed Securities	29,046	—	28,704	342
Municipal Bonds	4,546	—	4,546	—
U.S. Government Securities	18,038	—	18,038	—
Equity Securities:
Preferred Stocks	794	—	794	—
Exchange-Traded Fund	528	528	—	—
Money Market Mutual Fund	3,532	3,532	—	—
Securities Lending Collateral	187	187	—	—
Total Investments	$104,096	$4,247	$99,507	$342
Security held by the Fund with an end of period value of $342 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements
44

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—87.2%
Communication Services—10.2%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 127
Altice France S.A. 144A 5.125%, 7/15/29(1)	200	149
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	316
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	325	264
Cogent Communications Group, Inc. 144A 7.000%, 6/15/27(1)	305	287
CommScope, Inc. 144A 4.750%, 9/1/29(1)	100	82
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	280	209
DISH DBS Corp.
5.875%, 11/15/24	135	120
7.750%, 7/1/26	415	318
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	344
Lumen Technologies, Inc. 5.625%, 4/1/25	295	286
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	259
144A 8.000%, 8/1/29(1)	340	279
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	275	217
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	265	247
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	172
Telesat Canada 144A 6.500%, 10/15/27(1)	175	65
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	272
Twitter, Inc. 144A 3.875%, 12/15/27(1)	405	380
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	217
		4,626

Consumer Discretionary—14.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	200	186
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	75	52
144A 7.125%, 7/15/29(1)	315	186
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	280	270
144A 8.125%, 7/1/27(1)	105	100
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	275	217
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	243
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	310	224
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Co.
3.250%, 2/12/32	$ 266	$ 192
4.750%, 1/15/43	225	149
Ford Motor Credit Co. LLC 4.125%, 8/17/27	200	172
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	280	240
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	265
M/I Homes, Inc. 4.950%, 2/1/28	280	233
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	293
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	156
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	246
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	372
Nordstrom, Inc. 4.250%, 8/1/31(2)	395	271
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	253
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	271
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	15
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	315	297
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	275
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	340	274
Tenneco, Inc.
5.375%, 12/15/24	150	146
144A 5.125%, 4/15/29(1)	265	262
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	258
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	371
		6,489

Consumer Staples—2.7%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	455	407
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	171
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	285
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	425	369
		1,232

	Par Value	Value

Energy—20.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	$ 410	$ 399
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	309
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	51	51
144A 5.375%, 3/1/30(1)	100	90
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	298
BP Capital Markets plc 4.875% (3)	285	245
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	250	219
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	280	258
Cheniere Energy, Inc. 4.625%, 10/15/28	175	160
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	306
144A 5.875%, 2/1/29(1)	115	107
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	440	420
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	413	429
CrownRock LP
144A 5.625%, 10/15/25(1)	260	249
144A 5.000%, 5/1/29(1)	230	203
DCP Midstream Operating LP 3.250%, 2/15/32	450	356
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	355
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	385	363
Energy Transfer LP Series H 6.500% (3)	420	366
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	81	75
144A 7.500%, 6/1/30(1)	145	137
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	245
144A 6.000%, 2/1/31(1)	195	169
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	300	272
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	321
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(5)(6)	115	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	200	174
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	135	134
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	196
See Notes to Financial Statements
45

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Occidental Petroleum Corp.
6.625%, 9/1/30	$ 360	$ 365
6.125%, 1/1/31	345	340
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	159
Southwestern Energy Co. 5.375%, 2/1/29	300	272
Targa Resources Partners LP 4.875%, 2/1/31	270	232
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	305	274
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	132
USA Compression Partners LP 6.875%, 4/1/26	250	230
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	26
144A 4.125%, 8/15/31(1)	360	299
		9,236

Financials—6.2%
Acrisure LLC 144A 7.000%, 11/15/25(1)	380	347
Ally Financial, Inc. Series B 4.700% (3)	255	199
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	295
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	259
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	195
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	391
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	513
Navient Corp.
5.875%, 10/25/24	185	175
4.875%, 3/15/28	140	107
OneMain Finance Corp. 6.875%, 3/15/25	330	310
		2,791

Health Care—8.6%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	29	29
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	263
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	31
144A 11.000%, 9/30/28(1)	52	42
144A 14.000%, 10/15/30(1)	10	5
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	483
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	12
	Par Value	Value

Health Care—continued
144A 6.125%, 4/1/30(1)	$ 235	$ 111
144A 5.250%, 5/15/30(1)	285	198
144A 4.750%, 2/15/31(1)	160	108
DaVita, Inc. 144A 3.750%, 2/15/31(1)	320	228
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	295	228
Endo Dac 144A 9.500%, 7/31/27(1)(6)	50	7
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	29
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	285	236
Medline Borrower LP 144A 5.250%, 10/1/29(1)	445	336
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	256	202
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	166
144A 10.000%, 4/15/27(1)	130	126
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	230
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	167
144A 6.250%, 2/1/27(1)	130	121
144A 6.125%, 6/15/30(1)	195	179
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	200
5.125%, 5/9/29(2)	200	163
		3,905

Industrials—7.6%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	339
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	141
Boeing Co. (The) 5.930%, 5/1/60	381	326
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	122
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	181	170
144A 9.750%, 8/1/27(1)	40	39
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	425	323
Icahn Enterprises LP
6.250%, 5/15/26	220	205
5.250%, 5/15/27	280	245
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	95
Pentair Finance S.a.r.l. 5.900%, 7/15/32	290	274
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	387
	Par Value	Value

Industrials—continued
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	$ 195	$ 157
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	233
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	111
5.500%, 11/15/27	310	270
		3,437

Information Technology—3.3%
Block, Inc. 3.500%, 6/1/31(2)	335	260
CDW LLC 3.569%, 12/1/31	290	226
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	60	53
144A 6.500%, 10/15/28(1)	230	195
Entegris Escrow Corp.
144A 4.750%, 4/15/29(1)	320	282
144A 5.950%, 6/15/30(1)	230	210
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	163
Viasat, Inc. 144A 5.625%, 9/15/25(1)	110	85
		1,474

Materials—8.6%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(8)	395	270
Avient Corp. 144A 7.125%, 8/1/30(1)	280	258
Celanese U.S. Holdings LLC 6.165%, 7/15/27	160	151
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	150
144A 6.750%, 3/15/26(1)	115	113
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	405	308
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	410	357
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	196
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	320	275
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	455	400
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	329
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	366
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	245	225
144A 6.625%, 11/1/25(1)	265	228
See Notes to Financial Statements
46

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 360	$ 270
		3,896

Real Estate—3.2%
GLP Capital LP 3.250%, 1/15/32	472	355
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	345	267
iStar, Inc. 4.250%, 8/1/25	290	281
MPT Operating Partnership LP 3.500%, 3/15/31	465	324
Service Properties Trust 4.375%, 2/15/30	335	220
		1,447

Utilities—2.0%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	268
144A 5.875%, 4/1/29(1)	90	74
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	211
Vistra Corp. 144A 8.000% (1)(3)	385	354
		907

Total Corporate Bonds and Notes (Identified Cost $46,218)		39,440

Leveraged Loans—5.4%
Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 7.115%, 6/30/24(9)	160	148
Energy—0.6%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(9)	83	83
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.950%, 9/27/24(9)	206	201
		284

Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(9)	152	128
	Par Value	Value

Gaming / Leisure—0.7%
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 10.615%, 5/1/28(9)	$ 114	$ 112
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(9)	231	223
		335

Health Care—0.1%
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 6.325%, 3/31/27(9)	88	22
(3 month Term SOFR + 4.250%) 6.825%, 3/31/27(9)	36	16
(3 month Term SOFR + 7.875%) 10.531%, 3/31/27(9)	10	10
		48

Information Technology—0.4%
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 10.674%, 3/2/29(9)	175	164
Manufacturing—0.7%
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 8.392%, 6/23/28(9)	148	137
Second Lien (1 month LIBOR + 8.250%) 10.500%, 6/25/29(9)	190	177
		314

Metals / Minerals—0.6%
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.834%, 3/31/25(9)	273	259
Service—0.6%
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(9)	78	69
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 7.375%, 8/7/28(9)	197	180
		249

Transportation - Automotive—0.5%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(9)	251	231
	Par Value	Value

Utilities—0.6%
Lightstone Holdco LLC
Tranche B (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(9)	$ 274	$ 250
Tranche C (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(9)	16	14
		264

Total Leveraged Loans (Identified Cost $2,591)		2,424

	Shares
Preferred Stocks—1.5%
Financials—0.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (10)	218
Citigroup, Inc. Series T, 6.250%	190 (10)	182
		400

Industrials—0.6%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(9)	290 (10)	271
Total Preferred Stocks (Identified Cost $723)		671

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(5)(11)	33,144	33
NMG Parent LLC(5)(11)	116	20
		53

Energy—0.3%
Frontera Energy Corp.(11)	182	1
QuarterNorth Energy Holding, Inc.(11)	1,072	130
		131

Total Common Stocks (Identified Cost $358)		184

See Notes to Financial Statements
47

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(11)	8,563	$ 10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—94.5% (Identified Cost $49,897)		42,729

Short-Term Investments—3.9%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(12)	606,743	607
Total Money Market Mutual Fund (Identified Cost $607)		607

	Par Value
U.S. Government Security—2.6%
U.S. Treasury Bill 0.000%, 10/13/22(13)	$ 1,160	1,159
Total U.S. Government Security (Identified Cost $1,159)		1,159

Total Short-Term Investments (Identified Cost $1,766)		1,766

	Shares	Value
Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(12)(14)	463,150	$ 463
Total Securities Lending Collateral (Identified Cost $463)		463

TOTAL INVESTMENTS—99.4% (Identified Cost $52,126)		$44,958
Other assets and liabilities, net—0.6%		269
NET ASSETS—100.0%		$45,227

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $30,340 or 67.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	100% of the income received was in cash.
(9)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	87%
Canada	5
Luxembourg	2
Netherlands	2
Australia	2
United Kingdom	1
Germany	1
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
48

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$39,440	$ —	$39,439	$ 1
Leveraged Loans	2,424	—	2,424	—
U.S. Government Security	1,159	—	1,159	—
Equity Securities:
Preferred Stocks	671	—	671	—
Common Stocks	184	1	130	53
Rights	10	—	—	10
Money Market Mutual Fund	607	607	—	—
Securities Lending Collateral	463	463	—	—
Total Investments	$44,958	$1,071	$43,823	$64
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements
49

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.8%
U.S. Treasury Notes
0.125%, 3/31/23	$ 30,265	$ 29,709
0.125%, 4/30/23	5,595	5,470
0.125%, 8/31/23	2,305	2,220
2.500%, 4/30/24	6,095	5,925
Total U.S. Government Securities (Identified Cost $43,885)		43,324

Foreign Government Securities—0.4%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	934
Republic of Indonesia 144A 4.125%, 1/15/25(1)	435	425
Republic of South Africa 5.875%, 9/16/25	265	260
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	290
Total Foreign Government Securities (Identified Cost $2,124)		1,909

Mortgage-Backed Securities—28.1%
Agency—0.2%
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	81	82
Pool #AD3841 4.500%, 4/1/40	24	23
Pool #AD6058 4.000%, 8/1/25	8	7
Pool #AL7532 3.000%, 11/1/27	167	159
Pool #AO5149 3.000%, 6/1/27	41	40
Pool #AS5730 3.000%, 9/1/30	382	361
Pool #MA0908 4.000%, 11/1/31	106	101
Pool #MA3663 3.500%, 5/1/49	195	177
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	— (2)	— (2)
Pool #780023 7.000%, 9/15/24	— (2)	— (2)
		950

Non-Agency—27.9%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	487	451
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	1,475	1,296
	Par Value	Value

Non-Agency—continued
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	$ 1,840	$ 1,569
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,578	2,485
2015-SFR1, A 144A 3.467%, 4/17/52(1)	173	165
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	870
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	871
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,151
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	852
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	1,061	978
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	241	209
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	873	821
2021-2, A1 144A 0.985%, 4/25/66(1)(3)	2,003	1,701
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	991	822
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,605	2,225
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	1,480	1,413
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	45	45
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	563	538
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,118	1,049
2020-1, A1B 144A 2.100%, 3/25/55(1)	1,017	964
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	1,036	886
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 2/15/29(1)(3)	755	733
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(3)	793	751
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	2,203	1,988
	Par Value	Value

Non-Agency—continued
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	$ 469	$ 435
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 10/15/36(1)(3)	880	853
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 3.838%, 5/15/35(1)(3)	1,265	1,208
2019-OC11, B 144A 3.605%, 12/9/41(1)	811	672
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,409	2,077
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	870	773
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	234	198
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	411	362
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 3.938%, 6/15/34(1)(3)	367	361
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	927	880
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(3)	97	92
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	31	29
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,204	1,140
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	1,133	996
COLT Mortgage Loan Trust
2022-1, A1 144A 2.284%, 12/27/66(1)(3)	2,147	1,869
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	2,048	1,867
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	663	635
2021-2R, A1 144A 0.798%, 7/27/54(1)	401	355
See Notes to Financial Statements
50

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	$ 465	$ 408
2021-1R, A3 144A 1.421%, 5/25/65(1)(3)	976	849
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	883	760
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	934
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	857
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	1,809	1,693
2020-4, A 144A 1.174%, 12/15/52(1)	1,398	1,232
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 3.798%, 5/15/36(1)(3)	1,455	1,435
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	774	743
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	731	668
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	1,845	1,642
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,084	1,006
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	772	670
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	1,003	822
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	712	627
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	261	247
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	196	189
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,738	1,599
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	584	490
2021-2, A1 144A 0.931%, 6/25/66(1)(3)	1,400	1,166
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	735	619
	Par Value	Value

Non-Agency—continued
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 4.518%, 7/15/38(1)(3)	$ 1,073	$ 1,032
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	800	716
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,195	1,071
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,828
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,810	1,532
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	78	73
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	58	53
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	417	393
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	103	98
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 2/15/38(1)(3)	2,085	2,011
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,192
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(3)	211	194
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	67	64
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,025
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 5.334%, 8/15/37(1)(3)	1,765	1,745
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,362
2015-C32, AS 3.984%, 11/15/48	2,200	2,061
JPMorgan Chase Mortgage Trust
2006-A2, 4A1 3.651%, 8/25/34(3)	26	26
	Par Value	Value

Non-Agency—continued
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	$ 114	$ 106
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	217	204
2014-2, AM 144A 3.360%, 6/25/29(1)(3)	308	287
2015-1, AM1 144A 3.413%, 12/25/44(1)(3)	60	58
2015-5, A2 144A 3.586%, 5/25/45(1)(3)	347	339
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	230	203
2017-5, A1 144A 3.124%, 10/26/48(1)(3)	401	386
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 3.818%, 12/15/37(1)(3)	1,459	1,382
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 5/15/36(1)(3)	1,040	1,023
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(3)	1,000	961
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,519	1,432
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	2,192	2,145
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	901	824
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	161	148
Mill City Mortgage Loan Trust
2017-3, M2 144A 3.250%, 1/25/61(1)(3)	1,015	946
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	741	687
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 3.518%, 11/15/34(1)(3)	1,380	1,371
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.721%, 6/25/44(1)(3)	273	267
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	532	497
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	567	527
See Notes to Financial Statements
51

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	$ 314	$ 292
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	325	301
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,414	1,312
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	912	866
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	252	231
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,233	1,148
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	557	521
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,266	1,180
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	738	689
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,129	1,073
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,371	1,164
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,476	2,213
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	57	55
2021-NQM2, A1 144A 1.101%, 5/25/61(1)(3)	948	778
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.734%, 6/25/57(1)(3)	117	113
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	740	704
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	520	474
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	612	544
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,267	1,168
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	1,060	1,004
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	649
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	429
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	861
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	616
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	309
	Par Value	Value

Non-Agency—continued
2021-SFR1, C 144A 1.555%, 4/17/38(1)	$ 1,050	$ 885
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	108	91
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	320	268
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(3)	772	724
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(3)	547	516
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	46	45
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	720	677
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(3)	780	730
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,620
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	332	322
2021-1, A1 144A 1.160%, 7/25/61(1)(3)	1,089	888
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	424	348
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	1,049	974
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	82	82
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	263	253
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	625	512
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	314	256
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.446%, 10/25/34(3)	57	55
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	1,375	1,357
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,085
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,262
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,441
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	828	794
	Par Value	Value

Non-Agency—continued
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	$ 1,157	$ 1,136
2019-1, A1 144A 3.692%, 3/25/58(1)(3)	322	303
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)(4)	830	701
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	126	126
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	1,310	1,221
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,060
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	596	561
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,241	1,154
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	778	735
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	613	570
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(3)	348	317
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	1,130	1,026
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	333	309
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	818	805
2021-2, A1 144A 1.031%, 2/25/66(1)(3)	1,613	1,339
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	1,766	1,447
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	1,779	1,635
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	883	842
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	3,155	3,064
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	592	572
2021-1, A1 144A 0.815%, 1/25/66(1)(3)	607	523
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,125	1,027
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	299	274
See Notes to Financial Statements
52

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	$ 2,913	$ 2,661
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,821	1,664
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,612
2015-P2, A3 3.541%, 12/15/48	1,427	1,351
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 3.615%, 7/25/34(3)	40	40
2004-U, A1 3.669%, 10/25/34(3)	12	11
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	282	235
		154,760

Total Mortgage-Backed Securities (Identified Cost $171,149)		155,710

Asset-Backed Securities—36.3%
Automobiles—18.8%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	1,835	1,751
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,739
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(1)	819	816
2022-1A, B 144A 4.470%, 4/20/29(1)	1,390	1,378
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	1,663	1,637
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,779
2022-1, D 144A 2.460%, 3/13/28(1)	2,370	2,157
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	893	893
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	506	487
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	$ 400	$ 359
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,357
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	357
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,507
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	915	913
CarNow Auto Receivables Trust
2020-1A, C 144A 3.840%, 9/16/24(1)	463	461
2021-1A, B 144A 1.380%, 2/17/26(1)	2,750	2,724
2021-2A, B 144A 1.300%, 1/15/26(1)	1,970	1,926
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	382	380
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,432
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,381
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,242
2020-P1, B 0.920%, 11/9/26	1,340	1,217
2021-N1, C 1.300%, 1/10/28	712	675
2021-N2, C 1.070%, 3/10/28	1,255	1,196
2021-N3, D 1.580%, 6/12/28	1,490	1,375
2022-N1, C 144A 3.320%, 12/11/28(1)	1,825	1,760
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,831
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	86	86
2018-D, D 144A 4.340%, 9/16/24(1)	226	226
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,855
2020-A, C 144A 2.540%, 12/15/25(1)	68	68
	Par Value	Value

Automobiles—continued
2020-C, C 144A 1.710%, 8/17/26(1)	$ 660	$ 656
2021-A, B 144A 0.610%, 2/18/25(1)	150	150
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	1,163	1,160
2022-1A, A 144A 4.600%, 6/15/32(1)	1,520	1,482
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	68	68
2019-3, C 2.900%, 8/15/25	170	170
2019-4, C 2.510%, 11/17/25	60	60
DT Auto Owner Trust
2019-4A, C 144A 2.730%, 7/15/25(1)	300	299
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,320
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,920
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,589
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,206
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,891
2022-3A, C 5.300%, 9/15/27	895	876
2018-4A, D 144A 4.350%, 9/16/24(1)	520	519
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	8	8
First Investors Auto Owner Trust
2019-1A, C 144A 3.260%, 3/17/25(1)	143	143
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,072
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,782
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,656
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	793	788
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,460
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,151
See Notes to Financial Statements
53

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	$ 1,290	$ 1,284
2021-2, C 144A 1.570%, 7/15/27(1)	2,200	2,035
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,479
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(1)	246	246
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	1,984
2020-2A, B 144A 3.160%, 6/16/25(1)	1,096	1,091
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,582
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	983
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,787
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,744
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,158
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,801
2022-1A, A 144A 5.210%, 6/15/27(1)	1,130	1,116
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	1,468	1,430
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	2,110	1,877
2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,167
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	538
Santander Drive Auto Receivables Trust
2021-3, C 0.950%, 9/15/27	2,200	2,125
2022-5, C 4.740%,	1,155	1,124
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,186
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,469	1,454
	Par Value	Value

Automobiles—continued
Tricolor Auto Securitization Trust 2022-1A, C 144A 4.710%, 8/15/25(1)	$ 1,725	$ 1,683
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	2,210	2,145
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	1,980
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,761
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	2,345	2,231
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,241
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,821
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,764
		104,208

Collateralized Loan Obligations—0.4%
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 3.780%, 1/20/33(1)(3)	1,435	1,396
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 3.610%, 4/20/29(1)(3)	848	835
		2,231

Consumer Loans—2.7%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	1,614	1,604
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	821	759
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(1)	184	184
2021-B, A 144A 1.110%, 2/15/29(1)	636	625
2022-A, B 144A 2.410%, 6/15/29(1)	2,010	1,922
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(1)	1,683	1,655
	Par Value	Value

Consumer Loans—continued
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	$ 1,970	$ 1,739
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,623
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	963
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	182	180
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,645
2021-3, B 144A 1.660%, 7/20/31(1)	2,430	2,238
		15,137

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,700
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,296
2021-AA, A 144A 1.200%, 12/21/26(1)	700	653
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,539
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,228
		7,416

Equipment—1.4%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,859	1,614
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,167
NMEF Funding LLC
2019-A, B 144A 3.060%, 8/17/26(1)	154	154
2021-A, B 144A 1.850%, 12/15/27(1)	3,160	2,964
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,354
See Notes to Financial Statements
54

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Equipment—continued
2020-1, A 144A 1.370%, 11/17/25(1)	$ 209	$ 206
		7,459

Other—11.4%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,265	1,153
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	113	112
2019-A, A 144A 3.140%, 7/16/40(1)	474	449
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	1,981
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,232
2021-A, A 144A 1.540%, 7/17/46(1)	1,810	1,639
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,805	1,528
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	388	379
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	1,226	1,140
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,301
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	173	167
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	48	46
2020-A, B 144A 2.490%, 2/28/36(1)	715	650
2022-A, A 144A 4.120%, 9/28/37(1)	1,150	1,084
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	1,720	1,697
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,402
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	740	708
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	2,000	1,951
Crossroads Asset Trust 2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,307
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	994	978
	Par Value	Value

Other—continued
2020-1, B 144A 1.920%, 11/15/27(1)	$ 2,385	$ 2,276
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	586	569
2021-1A, A 144A 1.510%, 11/21/33(1)	953	867
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	573	562
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,119
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,250	1,067
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	15	15
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,926	1,653
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	125	123
2018-AA, A 144A 3.540%, 2/25/32(1)	335	325
2020-AA, A 144A 2.740%, 2/25/39(1)	489	459
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,167	1,069
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	1,988
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	834	800
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	836	821
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,052
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,592	1,443
2021-1WA, B 144A 1.440%, 1/22/41(1)	883	804
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	172	172
2019-1A, A 144A 2.890%, 11/20/36(1)	348	329
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,926	1,641
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,368
	Par Value	Value

Other—continued
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	$ 443	$ 437
2021-2A, A 144A 2.143%, 10/15/33(1)	1,121	1,089
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,691
2020-1A, B 144A 1.980%, 6/20/25(1)	1,825	1,763
2021-1A, A 144A 0.930%, 3/22/27(1)	885	855
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	388	364
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	1,460	1,404
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,858	1,749
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	1,924
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	132	130
2019-1A, B 144A 3.420%, 1/20/36(1)	226	219
2019-2A, B 144A 2.820%, 5/20/36(1)	229	220
2020-2A, B 144A 2.320%, 7/20/37(1)	803	757
2022-2A, C 144A 6.360%, 6/20/40(1)	781	758
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	659	634
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	1,921	1,639
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,291
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	572	557
2022-1A, B 144A 2.288%, 8/20/36(1)	1,319	1,242
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,371	1,938
		63,087

See Notes to Financial Statements
55

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Student Loan—0.3%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	$ 113	$ 111
2019-AGS, A1 144A 2.540%, 1/25/47(1)	442	405
2020-1, A 144A 1.690%, 10/25/51(1)	316	272
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	187	184
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	833	733
		1,705

Total Asset-Backed Securities (Identified Cost $213,387)		201,243

Corporate Bonds and Notes—18.9%
Communication Services—1.0%
AT&T, Inc. (3 month LIBOR + 0.890%) 3.795%, 2/15/23(3)	475	475
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	216	198
CommScope, Inc. 144A 4.750%, 9/1/29(1)	1,535	1,252
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	492
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	150	148
T-Mobile USA, Inc.
3.750%, 4/15/27	370	342
2.050%, 2/15/28	1,100	913
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	900	875
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 4.005%, 5/15/25(3)	636	639
		5,334

Consumer Discretionary—0.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,468
Consumer Staples—0.6%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	770	676
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,093
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp. 2.259%, 3/25/28	$ 1,565	$ 1,245
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	426
		3,440

Energy—1.8%
Aker BP ASA
144A 2.875%, 1/15/26(1)	755	686
144A 2.000%, 7/15/26(1)	1,075	927
Boardwalk Pipelines LP 4.950%, 12/15/24	955	945
BP Capital Markets plc 4.875% (5)	1,115	959
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,120	1,072
Enbridge, Inc. 7.375%, 1/15/83	1,515	1,459
Energy Transfer LP 4.200%, 4/15/27	690	638
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	403	373
144A 7.500%, 6/1/27(1)	5	5
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,000
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	889
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,017
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	147	138
		10,108

Financials—7.2%
AerCap Ireland Capital DAC
2.875%, 8/14/24	570	536
2.450%, 10/29/26	760	641
3.000%, 10/29/28	150	120
Series 3NC1 1.750%, 10/29/24	570	518
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	883
Bank of America Corp.
1.734%, 7/22/27	4,075	3,496
2.551%, 2/4/28	719	626
(3 month LIBOR + 0.770%) 3.602%, 2/5/26(3)	840	825
Blackstone Private Credit Fund
2.625%, 12/15/26	744	611
4.000%, 1/15/29	415	332
	Par Value	Value

Financials—continued
Brookfield Finance, Inc. 3.900%, 1/25/28	$ 1,580	$ 1,423
Charles Schwab Corp. (The)
Series G 5.375%(5)	275	267
Series H 4.000%(5)	945	694
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,050
Citadel LP 144A 4.875%, 1/15/27(1)	189	176
Citigroup, Inc.
3.200%, 10/21/26	1,885	1,727
(3 month LIBOR + 1.250%) 4.993%, 7/1/26(3)	1,080	1,075
(SOFR + 1.280%) 4.039%, 2/24/28(3)	962	924
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	939	859
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	481
144A 1.621%, 9/11/26(1)	673	583
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,298
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,275
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	929
(3 month LIBOR + 1.170%) 4.075%, 5/15/26(3)	475	471
(3 month LIBOR + 1.750%) 4.543%, 10/28/27(3)(6)	2,880	2,863
JPMorgan Chase & Co.
1.578%, 4/22/27	1,680	1,450
(SOFR + 1.180%) 3.922%, 2/24/28(3)	1,500	1,442
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,200	966
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,070
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(3)	1,715	1,295
Morgan Stanley
4.100%, 5/22/23	730	728
2.475%, 1/21/28	1,016	888
See Notes to Financial Statements
56

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Navient Corp. 5.875%, 10/25/24	$ 1,130	$ 1,071
OWL Rock Core Income Corp. 5.500%, 3/21/25	500	470
Prudential Financial, Inc.
5.625%, 6/15/43	1,948	1,919
6.000%, 9/1/52	260	243
Spirit Realty LP 4.450%, 9/15/26	619	590
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	879
Wells Fargo & Co.
1.654%, 6/2/24	925	903
(3 month LIBOR + 1.230%) 4.036%, 10/31/23(3)	1,175	1,175
		39,772

Health Care—1.2%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	957
HCA, Inc. 5.375%, 2/1/25	570	563
Royalty Pharma plc
1.200%, 9/2/25	190	168
1.750%, 9/2/27	2,135	1,764
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,529
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	249
Viatris, Inc.
2.300%, 6/22/27	1,441	1,177
144A 2.300%, 6/22/27(1)	— (2)	— (2)
		6,407

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	1,404	1,325
Boeing Co. (The)
4.875%, 5/1/25	335	327
5.040%, 5/1/27	507	488
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,519	1,234
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,650	1,510
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,948	1,576
	Par Value	Value

Industrials—continued
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	$ 875	$ 827
		7,287

Information Technology—1.7%
CDW LLC
2.670%, 12/1/26	793	688
3.276%, 12/1/28	792	661
Dell International LLC 4.900%, 10/1/26	1,040	1,002
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	2,068	1,822
Kyndryl Holdings, Inc.
2.050%, 10/15/26	802	644
2.700%, 10/15/28	782	572
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	744
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,675
TD SYNNEX Corp.
1.750%, 8/9/26	1,132	962
2.375%, 8/9/28	755	609
		9,379

Materials—1.9%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,040	847
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	937
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,755	1,626
Celanese U.S. Holdings LLC
5.900%, 7/5/24	650	641
6.050%, 3/15/25	585	572
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,113
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,875	1,687
International Flavors & Fragrances, Inc. 144A 1.832%, 10/15/27(1)	1,393	1,141
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,548
Suzano Austria GmbH 2.500%, 9/15/28	560	436
		10,548

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	1,105	951
GLP Capital LP 5.250%, 6/1/25	1,615	1,561
Office Properties Income Trust
4.500%, 2/1/25	930	827
	Par Value	Value

Real Estate—continued
2.650%, 6/15/26	$ 373	$ 280
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,628
Service Properties Trust
4.650%, 3/15/24	520	481
4.350%, 10/1/24	550	487
VICI Properties LP 144A 4.625%, 6/15/25(1)	170	160
		6,375

Utilities—0.8%
DPL, Inc. 4.125%, 7/1/25	147	135
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	711
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,116
Puget Energy, Inc. 2.379%, 6/15/28	1,068	889
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,460
		4,311

Total Corporate Bonds and Notes (Identified Cost $118,060)		104,429

Leveraged Loans—6.1%
Aerospace—0.7%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(3)	193	184
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(3)	1,017	964
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 6.460%, 10/20/27(3)	605	606
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(3)	650	619
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(3)	575	576
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 5.924%, 5/30/25(3)	128	122
See Notes to Financial Statements
57

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Tranche F (3 month LIBOR + 2.250%) 5.924%, 12/9/25(3)	$ 702	$ 672
		3,743

Chemicals—0.4%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(3)	1,963	1,895
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 5.865%, 10/1/25(3)	340	319
		2,214

Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (2 month LIBOR + 2.250%) 5.010% - 5.370%, 2/11/28(3)	619	598
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 5.134%, 1/29/29(3)	1,220	1,179
		1,777

Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 6.210%, 12/21/28(3)	631	583
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(3)	629	609
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(4)(7)	1	—
		1,192

Financials—0.3%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 5.264%, 12/1/27(3)	948	922
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 5.649%, 2/2/28(3)	919	891
		1,813

	Par Value	Value

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 4.865%, 3/11/25(3)	$ 345	$ 333
Tranche B-5 (1 month LIBOR + 2.500%) 5.615%, 4/6/28(3)	583	570
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 5.060% - 5.370%, 8/3/25(3)	1,080	1,042
		1,945

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 4.178%, 7/1/26(3)	817	790
Gaming / Leisure—0.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(3)	1,089	1,062
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.834%, 6/22/26(3)	623	601
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(3)	369	358
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 5.890%, 7/21/26(3)	627	602
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 5.370%, 2/8/27(3)	617	589
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(3)	380	365
		3,577

Health Care—0.4%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 5.375%, 1/4/26(3)	425	411
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 4.314%, 8/1/27(3)	623	591
	Par Value	Value

Health Care—continued
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 4.875%, 3/15/28(3)	$ 688	$ 659
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 5.620%, 3/6/25(3)	645	623
		2,284

Housing—0.4%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 5.115%, 1/15/27(3)	615	595
CPG International LLC (3 month Term SOFR + 2.600%) 4.092%, 4/28/29(3)	555	534
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 6/9/28(3)	637	612
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(3)	622	602
		2,343

Information Technology—0.5%
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(3)	630	608
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.870%, 2/15/24(3)	1,283	1,268
Tenable, Inc. (3 month LIBOR + 2.750%) 5.556%, 7/7/28(3)	614	583
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(3)	508	482
		2,941

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 5.615%, 3/31/27(3)	529	507
See Notes to Financial Statements
58

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(3)	$ 952	$ 911
		1,418

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(3)	408	402
Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.870%, 2/1/27(3)	639	614
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(3)	670	623
		1,237

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 5.365%, 3/15/27(3)	662	601
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 4.865%, 3/1/27(3)	252	239
		840

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 4.870%, 4/11/25(3)	1,056	1,025
Service—0.6%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 4.865%, 9/7/27(3)	621	604
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(3)	179	173
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(3)	604	583
	Par Value	Value

Service—continued
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(3)	$ 635	$ 602
Pike Corp.
2028 (1 month LIBOR + 3.000%) 6.120%, 1/21/28(3)	927	898
2028, Tranche B (1 month Term SOFR + 3.500%) 6.534%, 1/21/28(3)	110	107
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(3)	639	603
		3,570

Utilities—0.2%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 4.74% - 4.87%, 12/31/25(3)	920	887
Total Leveraged Loans (Identified Cost $35,212)		33,998

	Shares
Preferred Stocks—0.6%
Financials—0.4%
Citigroup, Inc. Series T, 6.250%	1,235 (8)	1,181
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (8)	964
		2,145

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(3)	1,215 (8)	1,136
Total Preferred Stocks (Identified Cost $3,548)		3,281

Total Long-Term Investments—98.2% (Identified Cost $587,365)		543,894

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)	4,021,466	$ 4,021
Total Short-Term Investment (Identified Cost $4,021)		4,021

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)(10)	17,510	18
Total Securities Lending Collateral (Identified Cost $18)		18

TOTAL INVESTMENTS—98.9% (Identified Cost $591,404)		$547,933
Other assets and liabilities, net—1.1%		5,922
NET ASSETS—100.0%		$553,855

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $379,217 or 68.5% of net assets.
(2)	Amount is less than $500.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
59

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	95%
Canada	1
United Kingdom	1
Cayman Islands	1
Bermuda	1
Ireland	1
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$201,243	$ —	$201,243	$ —
Corporate Bonds and Notes	104,429	—	104,429	—
Foreign Government Securities	1,909	—	1,909	—
Leveraged Loans	33,998	—	33,998	— (1)
Mortgage-Backed Securities	155,710	—	155,009	701
U.S. Government Securities	43,324	—	43,324	—
Equity Securities:
Preferred Stocks	3,281	—	3,281	—
Money Market Mutual Fund	4,021	4,021	—	—
Securities Lending Collateral	18	18	—	—
Total Investments	$547,933	$4,039	$543,193	$701

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $701 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements
60

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—10.9%
U.S. Treasury Bond 1.875%, 11/15/51	$ 3,165	$ 2,093
U.S. Treasury Notes
0.125%, 8/31/23	7,550	7,270
2.500%, 4/30/24	8,925	8,676
0.250%, 5/31/25	3,075	2,766
0.375%, 7/31/27	1,475	1,238
0.625%, 12/31/27	440	369
1.875%, 2/15/32	4,550	3,856
Total U.S. Government Securities (Identified Cost $28,313)		26,268

Municipal Bonds—0.6%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	426
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	77
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	697
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	295	257
Total Municipal Bonds (Identified Cost $1,685)		1,457

Foreign Government Securities—4.2%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	180
Arab Republic of Egypt 144A 5.875%, 2/16/31(1)	310	179
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	69
RegS 7.650%, 4/21/25(2)(3)	1,500	105
Dominican Republic 144A 4.875%, 9/23/32(1)	970	724
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,003
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	$ 200	$ 139
144A 5.500%, 12/11/42(1)	410	300
Republic of Angola 144A 8.250%, 5/9/28(1)	665	524
Republic of Argentina 3.500%, 7/9/41(4)	1,300	277
Republic of Colombia
4.500%, 3/15/29	195	160
3.125%, 4/15/31	250	174
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	245	217
Republic of Ecuador 144A 5.500%, 7/31/30(1)(4)	405	190
Republic of Egypt 144A 7.600%, 3/1/29(1)	445	310
Republic of Guatemala 144A 5.250%, 8/10/29(1)	260	233
Republic of Indonesia
2.850%, 2/14/30	790	675
144A 4.350%, 1/8/27(1)	370	354
Republic of Nigeria
144A 7.875%, 2/16/32(1)	490	311
144A 7.375%, 9/28/33(1)	320	193
Republic of Panama 3.298%, 1/19/33(5)	295	228
Republic of Philippines 3.700%, 3/1/41	765	585
Republic of South Africa 5.875%, 4/20/32	630	520
Republic of Turkey 7.625%, 4/26/29	825	701
Saudi International Bond 144A 4.500%, 10/26/46(1)	770	649
State of Qatar 144A 3.750%, 4/16/30(1)	620	580
United Mexican States
3.500%, 2/12/34	250	190
4.500%, 1/31/50	435	312
Total Foreign Government Securities (Identified Cost $14,452)		10,082

Mortgage-Backed Securities—14.5%
Non-Agency—14.5%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,288
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	980
	Par Value	Value

Non-Agency—continued
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	$ 660	$ 612
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,793
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	281
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	130	122
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	108	101
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	481	411
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	91	85
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	793
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	229	194
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	464	408
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	265	245
2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	248	234
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	425	412
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	209
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	1,000	904
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	41	39
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	543	450
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	306	258
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	689
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,113
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	855
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	50	46
See Notes to Financial Statements
61

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	$ 1,436	$ 1,162
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	48	45
2014-5, B2 144A 2.820%, 10/25/29(1)(4)	238	197
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(4)	450	433
MetLife Securitization Trust 2017-1A, M1 144A 3.421%, 4/25/55(1)(4)	425	380
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	354
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	680	595
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	663
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	527	482
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	414	384
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	37	36
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	76	73
2021-NQM3, A2 144A 1.260%, 7/25/61(1)(4)	509	408
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	385	361
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(4)	944	897
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	189	168
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	399	378
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	948
2021-SFR6, C 144A 1.855%, 7/17/38(1)	505	429
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	76	74
	Par Value	Value

Non-Agency—continued
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	$ 640	$ 599
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(4)	180	170
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	193	157
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	375
2016-4, B1 144A 3.823%, 7/25/56(1)(4)	485	444
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	550	512
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	850	766
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	101	99
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	1,727
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,052
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	252
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	665	602
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	555
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	694
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,332
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.660%, 5/10/45(1)(4)	176	160
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	481	441
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	699	642
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)	171	156
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	799	726
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	283
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	142	116
	Par Value	Value

Non-Agency—continued
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	$ 893	$ 825
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	507	493
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	147	138
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	634
Total Mortgage-Backed Securities (Identified Cost $38,805)		34,939

Asset-Backed Securities—12.1%
Automobiles—4.9%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	825	804
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	525	520
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	923
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	825	745
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	659
2022-N1, D 144A 4.130%, 12/11/28(1)	685	646
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,019
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	719
2020-3A, E 144A 4.310%, 7/15/27(1)	940	901
2022-2A, D 144A 6.150%, 4/17/28(1)	650	638
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	530	488
LAD Auto Receivables Trust 2022-1A, A 144A 5.210%, 6/15/27(1)	714	705
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	502
See Notes to Financial Statements
62

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	$ 269	$ 267
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,419
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	760	735
		11,690

Consumer Loans—0.9%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	788
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(1)	468	448
2021-ST8, A 144A 1.750%, 10/20/29(1)	549	511
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	523	511
		2,258

Credit Card—0.6%
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(1)	675	641
2022-1A, A 144A 2.500%, 9/21/26(1)	735	696
		1,337

Other—5.7%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	145	143
2019-A, C 144A 4.010%, 7/16/40(1)	915	837
2020-AA, D 144A 7.150%, 7/17/46(1)	815	765
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	921	780
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	490	447
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	630	628
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	781
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	$ 830	$ 798
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,042	894
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	612	560
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	783
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	698	604
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	614	556
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	975
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	567
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	182	180
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	644	622
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	611
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	979	922
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	936
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	460	442
		13,831

Total Asset-Backed Securities (Identified Cost $31,016)		29,116

Corporate Bonds and Notes—37.9%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	447
	Par Value	Value

Communication Services—continued
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	$ 790	$ 619
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	1,040	844
CT Trust 144A 5.125%, 2/3/32(1)	610	459
DISH DBS Corp. 7.750%, 7/1/26	470	360
Lumen Technologies, Inc. 5.625%, 4/1/25	440	427
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	600	493
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	505	399
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	370	345
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	595	280
Telesat Canada 144A 6.500%, 10/15/27(1)	390	144
Twitter, Inc. 144A 3.875%, 12/15/27(1)	290	272
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	485	362
		5,451

Consumer Discretionary—4.0%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	870	798
144A 5.500%, 8/11/32(1)	285	265
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	130	91
144A 7.125%, 7/15/29(1)	610	360
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	510	403
Clarios Global LP 144A 8.500%, 5/15/27(1)	480	458
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	255	263
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	543	414
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	355	256
Ford Motor Co. 4.750%, 1/15/43	505	335
Ford Motor Credit Co. LLC 4.125%, 8/17/27	485	417
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	480	411
See Notes to Financial Statements
63

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
M/I Homes, Inc. 4.950%, 2/1/28	$ 870	$ 724
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	380	305
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	365	285
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	675	563
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	615	565
Nordstrom, Inc. 4.250%, 8/1/31	770	527
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	765	530
PulteGroup, Inc.
7.875%, 6/15/32	525	542
6.375%, 5/15/33	230	217
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	24
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	185	174
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	715	706
		9,633

Consumer Staples—1.0%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(1)	630	554
BAT Capital Corp. 4.906%, 4/2/30	630	556
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	271
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	495	353
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	845	733
		2,467

Energy—8.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	900	876
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	410	373
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	111	111
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	620	596
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (6)	$ 865	$ 744
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	440	385
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	480	442
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	763	794
CrownRock LP 144A 5.625%, 10/15/25(1)	445	426
DCP Midstream Operating LP 3.250%, 2/15/32	455	360
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	485	457
Ecopetrol S.A. 4.625%, 11/2/31	825	574
Enbridge, Inc. 7.625%, 1/15/83	685	660
Energy Transfer LP Series H 6.500% (6)	705	614
HF Sinclair Corp. 144A 5.875%, 4/1/26(1)	675	662
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	520	455
144A 6.000%, 2/1/31(1)	520	451
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	182
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	470	325
Kinder Morgan, Inc. 7.750%, 1/15/32	640	692
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	705	676
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)(8)	375	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	400	348
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	630	587
Occidental Petroleum Corp. 6.125%, 1/1/31	900	886
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	124	— (9)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	545
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,106
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	1,580	34
	Par Value	Value

Energy—continued
Petroleos Mexicanos
6.500%, 3/13/27	$ 1,810	$ 1,516
7.690%, 1/23/50	735	447
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	510
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	611
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	884
Southwestern Energy Co. 5.375%, 2/1/29	655	594
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	485	468
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	440	395
Transcanada Trust 5.600%, 3/7/82	730	633
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	29
USA Compression Partners LP 6.875%, 4/1/26	435	400
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	47
144A 4.125%, 8/15/31(1)	520	431
		21,328

Financials—8.4%
Acrisure LLC 144A 7.000%, 11/15/25(1)	845	772
Allstate Corp. (The) Series B 5.750%, 8/15/53	720	663
Ally Financial, Inc. Series B 4.700% (6)	1,119	872
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	613
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	670
Banco Santander Chile 144A 3.177%, 10/26/31(1)	785	621
Bank of America Corp. 2.482%, 9/21/36	840	607
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	761
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	734
Blackstone Private Credit Fund 2.625%, 12/15/26	430	353
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	535	380
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	621
See Notes to Financial Statements
64

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	$ 360	$ 284
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	760
Citadel LP 144A 4.875%, 1/15/27(1)	605	565
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	500	349
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	428	391
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	163	161
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	881
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	599
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	975	832
JPMorgan Chase & Co.
5.717%, 9/14/33	570	539
1.953%, 2/4/32	795	588
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	460	370
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	740	572
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(4)	870	657
MetLife, Inc. Series G 3.850% (6)	875	783
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	695	594
OWL Rock Core Income Corp. 4.700%, 2/8/27	422	370
Prudential Financial, Inc.
5.625%, 6/15/43	450	443
5.125%, 3/1/52	192	167
6.000%, 9/1/52	117	109
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	644
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	814
	Par Value	Value

Financials—continued
Wells Fargo & Co. Series BB 3.900% (6)	$ 1,295	$ 1,095
		20,234

Health Care—2.3%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	75	75
Akumin, Inc. 144A 7.000%, 11/1/25(1)	710	583
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	31
144A 11.000%, 9/30/28(1)	134	108
144A 14.000%, 10/15/30(1)	27	15
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	191	161
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	345	285
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	75	36
144A 6.125%, 4/1/30(1)	760	358
144A 4.750%, 2/15/31(1)	695	467
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	630	487
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	175	49
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	345	326
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	365	288
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	725	670
144A 10.000%, 4/15/27(1)	315	306
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	545	404
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	575	469
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	555	392
		5,510

Industrials—3.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	578	545
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	585
	Par Value	Value

Industrials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	$ 597	$ 534
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	355	279
Boeing Co. (The)
5.150%, 5/1/30	295	273
3.750%, 2/1/50	450	293
5.930%, 5/1/60	220	188
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	616
Deluxe Corp. 144A 8.000%, 6/1/29(1)	270	219
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	620	471
Icahn Enterprises LP
6.250%, 5/15/26	360	336
5.250%, 5/15/27	60	53
OT Merger Corp. 144A 7.875%, 10/15/29(1)	255	173
Pentair Finance S.a.r.l. 5.900%, 7/15/32	605	572
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	225	207
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	370	329
Sempra Global 144A 3.250%, 1/15/32(1)	814	648
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	693	548
TransDigm, Inc. 5.500%, 11/15/27	330	287
		7,156

Information Technology—1.4%
CDW LLC 3.569%, 12/1/31	682	531
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	115	102
144A 6.500%, 10/15/28(1)	165	140
Dell International LLC 8.100%, 7/15/36	160	169
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	618	545
HP, Inc. 5.500%, 1/15/33	780	692
Kyndryl Holdings, Inc. 3.150%, 10/15/31	795	533
TD SYNNEX Corp. 2.375%, 8/9/28	785	633
See Notes to Financial Statements
65

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 205	$ 159
		3,504

Materials—3.6%
Albemarle Corp. 5.050%, 6/1/32	665	616
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(11)	1,025	702
Avient Corp. 144A 7.125%, 8/1/30(1)	90	83
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	710	646
Celanese U.S. Holdings LLC
5.900%, 7/5/24	230	227
6.165%, 7/15/27	195	185
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	800	787
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	615	467
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	521
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	565
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	660	566
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	631	532
Suzano Austria GmbH 2.500%, 9/15/28	495	386
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	950	755
Teck Resources Ltd. 6.125%, 10/1/35	510	478
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	790	725
144A 6.625%, 11/1/25(1)	316	272
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	245	184
		8,697

Real Estate—1.9%
EPR Properties 3.600%, 11/15/31	475	339
GLP Capital LP
5.750%, 6/1/28	229	214
3.250%, 1/15/32	81	61
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	520	402
Kite Realty Group Trust 4.750%, 9/15/30	840	730
	Par Value	Value

Real Estate—continued
MPT Operating Partnership LP 3.500%, 3/15/31	$ 545	$ 380
Office Properties Income Trust 4.500%, 2/1/25	900	800
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	614
Service Properties Trust 4.950%, 2/15/27	485	360
VICI Properties LP
4.950%, 2/15/30	375	339
5.125%, 5/15/32	375	332
		4,571

Utilities—1.2%
CMS Energy Corp. 4.750%, 6/1/50	860	727
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	975	862
Ferrellgas LP
144A 5.375%, 4/1/26(1)	160	141
144A 5.875%, 4/1/29(1)	185	152
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	711
Vistra Corp. 144A 8.000% (1)(6)	315	289
		2,882

Total Corporate Bonds and Notes (Identified Cost $110,562)		91,433

Leveraged Loans—13.4%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(4)	118	112
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 7.206% - 7.558%, 2/15/29(4)	219	209
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(4)	263	249
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 5.865%, 9/22/28(4)	382	364
	Par Value	Value

Aerospace—continued
Second Lien (1 month LIBOR + 5.750%) 8.865%, 9/21/29(4)	$ 35	$ 33
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(4)	366	367
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 5.924%, 5/30/25(4)	317	304
Tranche F (3 month LIBOR + 2.250%) 5.924%, 12/9/25(4)	221	211
		1,849

Chemicals—0.4%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 7.084%, 11/24/27(4)	305	280
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(4)	704	680
		960

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 9.424% - 9.920%, 12/8/28(4)	303	291
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 7.115%, 6/30/24(4)	269	249
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 7.674%, 8/12/24(4)	439	379
		919

Energy—0.9%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(4)	317	317
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 8.174%, 6/17/27(4)	425	417
Medallion Midland Acquisition LLC (3 month LIBOR + 3.750%) 7.424%, 10/18/28(4)	389	375
See Notes to Financial Statements
66

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(4)	$ 426	$ 413
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.950%, 9/27/24(4)	746	727
		2,249

Financials—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 6.365%, 7/31/27(4)	163	137
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(4)	272	254
Citadel Securities LP Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(4)	167	165
		556

Food / Tobacco—0.4%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.803%, 5/23/25(4)	338	262
Pegasus Bidco B.V. Tranche B-2 (2 month Term SOFR + 4.250%) 6.962%, 7/12/29(4)	235	224
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 6.615%, 9/23/27(4)	339	314
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 7.174%, 3/31/28(4)	240	215
		1,015

Forest Prod / Containers—0.7%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 6.424% - 6.534%, 12/7/23(4)	275	213
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(4)	356	301
	Par Value	Value

Forest Prod / Containers—continued
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 5.814%, 4/3/24(4)	$ 495	$ 460
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 1/31/25(4)	476	433
TricorBraun, Inc. (1 month LIBOR + 3.250%) 6.365%, 3/3/28(4)	316	297
		1,704

Gaming / Leisure—1.2%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(4)	318	311
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(4)	142	128
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 10.615%, 5/1/28(4)	253	249
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 7.674%, 4/26/28(4)	336	318
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(4)	963	927
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(4)	376	325
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.602%, 11/1/26(4)	130	124
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(4)	100	92
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(4)	523	502
		2,976

Health Care—1.9%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 9/29/28(4)	403	386
	Par Value	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.674%, 10/1/27(4)	$ 361	$ 343
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 7.084%, 4/30/25(4)	306	283
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 7.924%, 8/19/28(4)	265	250
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(4)	268	248
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 8.313%, 4/22/27(4)	272	199
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 7.424%, 11/30/27(4)	268	254
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 5.865%, 2/14/25(4)	449	412
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 6.365%, 3/5/26(4)	315	297
Tranche B-3 (1 month LIBOR + 3.500%) 6.615%, 3/5/26(4)	101	96
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 11/15/28(4)	184	175
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 6.674%, 11/18/27(4)	372	343
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 7.424%, 10/1/26(4)	281	261
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.510%, 8/31/26(4)	315	299
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 8.065%, 11/20/26(4)	351	324
See Notes to Financial Statements
67

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.865%, 7/2/25(4)	$ 391	$ 363
		4,533

Housing—0.2%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 6/9/28(4)	343	330
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 6.306%, 6/2/28(4)	173	159
2022 (3 month Term SOFR + 3.500%) 6.177%, 6/2/28(4)	50	46
		535

Information Technology—1.8%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 9.174%, 9/19/25(4)	366	359
BMC Software 2021 (1 month LIBOR + 3.750%) 6.865%, 10/2/25(4)	266	252
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(4)	150	144
ConnectWise LLC (3 month LIBOR + 3.500%) 7.174%, 9/29/28(4)	138	128
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 6.365%, 7/30/27(4)	267	250
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 7.115%, 12/1/27(4)	334	317
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 6.615%, 7/1/24(4)	799	772
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 6.924%, 3/2/28(4)	394	372
Magenta Buyer LLC First Lien (1 month LIBOR + 4.750%) 7.870%, 7/27/28(4)	1	1
	Par Value	Value

Information Technology—continued
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 3/10/28(4)	$ 402	$ 374
Proofpoint, Inc. (3 month LIBOR + 3.250%) 6.320%, 8/31/28(4)	138	129
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.977%, 2/1/29(4)	345	253
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 6.115%, 4/24/28(4)	400	374
Sophia LP
2022, Tranche B-1 (1 month Term SOFR + 4.000%) 7.034%, 10/7/27(4)	90	87
Tranche B (3 month LIBOR + 3.500%) 7.174%, 10/7/27(4)	340	327
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(4)	25	23
2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(4)	133	126
		4,288

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(4)	324	310
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 8.392%, 6/23/28(4)	341	316
Second Lien (1 month LIBOR + 8.250%) 10.500%, 6/25/29(4)	140	130
Filtration Group Corp. (1 month LIBOR + 3.000%) 6.115%, 3/31/25(4)	376	361
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.926%, 2/23/29(4)	90	84
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 7.365%, 3/17/27(4)	299	282
		1,483

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(4)	$ 381	$ 354
Media / Telecom - Diversified Media—0.3%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 4.560% - 5.430%, 3/31/25(4)	315	296
McGraw-Hill Education, Inc. (3-6 month LIBOR + 4.750%) 7.820% - 8.316%, 7/28/28(4)	275	253
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.870%, 5/18/25(4)	293	279
		828

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.063%, 10/2/27(4)	268	231
Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.285%, 7/31/26(4)	465	440
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.834%, 3/31/25(4)	278	264
		704

Retail—0.5%
CNT Holdings I Corp. First Lien (1 month Term SOFR + 3.500%) 6.248%, 11/8/27(4)	368	350
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.865%, 3/6/28(4)	352	324
PetsMart LLC (1 month LIBOR + 3.750%) 6.870%, 2/11/28(4)	266	251
See Notes to Financial Statements
68

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 7.865%, 6/1/28(4)	$ 257	$ 219
		1,144

Service—1.5%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.557%, 7/27/28(4)	366	347
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(4)	343	307
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(4)	70	67
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(4)	384	371
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 7.865%, 12/23/27(4)	339	322
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 7.240%, 10/30/26(4)	115	108
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 7.620%, 1/29/26(4)	290	271
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(4)	253	240
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(4)	390	369
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(4)	267	252
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 6.365%, 2/10/29(4)	264	250
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 7.375%, 8/7/28(4)	343	312
	Par Value	Value

Service—continued
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 6.870%, 12/21/27(4)	$ 338	$ 326
		3,542

Transportation - Automotive—0.6%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 6.365%, 4/30/26(4)	292	275
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(4)	853	786
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 7.250%, 5/4/28(4)	316	296
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.556%, 10/28/27(4)	187	177
		1,534

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(4)	261	249
Generation Bridge II LLC
Tranche B (1 month LIBOR + 5.000%) 8.149%, 2/23/29(4)	175	172
Tranche C (1 month LIBOR + 5.000%) 8.149%, 2/23/29(4)	21	21
Lightstone Holdco LLC
Tranche B (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(4)	491	447
Tranche C (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(4)	28	25
		914

Total Leveraged Loans (Identified Cost $34,094)		32,318

Shares
Preferred Stocks—1.5%
Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (12)	457
	Shares	Value
Financials—continued
MetLife, Inc. Series D, 5.875%(5)	478 (12)	$ 436
Truist Financial Corp. Series Q, 5.100%	880 (12)	780
Zions Bancorp NA, 6.950%	38,525	980
		2,653

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(4)	1,055 (12)	987
Total Preferred Stocks (Identified Cost $3,816)		3,640

Common Stocks—0.1%
Consumer Discretionary—0.1%
Mark IV Industries(7)(13)	446	1
MYT Holding LLC Class B(7)(13)	42,729	43
NMG Parent LLC(7)(13)	836	146
		190

Energy—0.0%
Frontera Energy Corp.(13)	1,112	8
Total Common Stocks (Identified Cost $330)		198

Exchange-Traded Fund—2.0%
iShares JP Morgan USD Emerging Markets Bond ETF(14)	59,287	4,707
Total Exchange-Traded Fund (Identified Cost $5,350)		4,707

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(13)	6,252	8
Total Rights (Identified Cost $5)		8

Total Long-Term Investments—97.2% (Identified Cost $268,428)		234,166

See Notes to Financial Statements
69

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(14)	3,347,228	$ 3,347
Total Short-Term Investment (Identified Cost $3,347)		3,347

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(14)(15)	557,365	557
Total Securities Lending Collateral (Identified Cost $557)		557

TOTAL INVESTMENTS—98.8% (Identified Cost $272,332)		$238,070
Other assets and liabilities, net—1.2%		2,934
NET ASSETS—100.0%		$241,004
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $122,574 or 50.9% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	84%
Canada	3
Mexico	2
Netherlands	1
Indonesia	1
Luxembourg	1
Saudi Arabia	1
Other	7
Total	100%
† % of total investments as of September 30, 2022.
As of September 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	$14	$14	$13	$(1)
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
70

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 29,116	$ —	$ 29,116	$ —
Corporate Bonds and Notes	91,433	—	91,431	2
Foreign Government Securities	10,082	—	10,082	—
Leveraged Loans	32,318	—	32,318	—
Mortgage-Backed Securities	34,939	—	34,939	—
Municipal Bonds	1,457	—	1,457	—
U.S. Government Securities	26,268	—	26,268	—
Equity Securities:
Preferred Stocks	3,640	980	2,660	—
Common Stocks	198	8	—	190
Rights	8	—	—	8
Exchange-Traded Fund	4,707	4,707	—	—
Money Market Mutual Fund	3,347	3,347	—	—
Securities Lending Collateral	557	557	—	—
Total Investments	$238,070	$9,599	$228,271	$200
Security held by the Fund with an end of period value of $—(1) were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Security held by the Fund with an end of period value of $2 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
(1) Amount is less than $500.
See Notes to Financial Statements
71

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.2%
U.S. Treasury Notes
0.125%, 3/31/23	$ 14,085	$ 13,826
0.125%, 4/30/23	155,450	151,970
0.125%, 8/31/23	28,060	27,020
2.500%, 4/30/24	191,140	185,809
1.000%, 12/15/24	61,195	57,024
0.250%, 5/31/25	28,025	25,207
0.375%, 7/31/27	16,550	13,895
0.625%, 12/31/27	15,150	12,708
Total U.S. Government Securities (Identified Cost $501,967)		487,459

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,215	3,674
Total Municipal Bond (Identified Cost $3,956)		3,674

Foreign Government Securities—1.7%
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(1)(2)	20,999	1,575
RegS 7.750%, 10/13/19(1)(2)	9,851	739
Dominican Republic 144A 5.500%, 2/22/29(3)	6,410	5,490
Egypt Government International Bond 144A 5.800%, 9/30/27(3)	8,250	5,775
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(3)	6,800	6,638
Republic of Colombia
4.500%, 1/28/26	6,330	5,795
4.500%, 3/15/29	3,045	2,494
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	9,990	8,859
Republic of Egypt 144A 7.600%, 3/1/29(3)	3,000	2,092
Republic of Indonesia
144A 3.375%, 4/15/23(3)(4)	2,844	2,812
144A 4.125%, 1/15/25(3)	11,290	11,042
144A 4.750%, 1/8/26(3)	13,053	12,802
Republic of Nigeria 144A 6.500%, 11/28/27(3)	6,690	4,792
Republic of Panama 3.875%, 3/17/28	10,000	9,061
	Par Value	Value

Foreign Government Securities—continued
Republic of Qatar 144A 3.250%, 6/2/26(3)	$ 5,500	$ 5,239
United Mexican States 4.150%, 3/28/27	5,200	4,969
Total Foreign Government Securities (Identified Cost $126,036)		90,174

Mortgage-Backed Securities—26.9%
Agency—0.2%
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	10	10
Pool #695237 5.500%, 2/1/33	7	7
Pool #725762 6.000%, 8/1/34	56	58
Pool #773385 5.500%, 5/1/34	59	61
Pool #800267 5.500%, 12/1/34	15	15
Pool #806318 5.500%, 11/1/34	114	114
Pool #806328 5.500%, 11/1/34	100	99
Pool #808018 5.500%, 1/1/35	72	74
Pool #889578 6.000%, 4/1/38	37	39
Pool #890710 3.000%, 2/1/31	3,042	2,872
Pool #941322 6.000%, 7/1/37	6	6
Pool #AC6992 5.000%, 12/1/39	1,000	1,008
Pool #AD3841 4.500%, 4/1/40	1,259	1,231
Pool #AD4224 5.000%, 8/1/40	1,190	1,199
Pool #AD6058 4.000%, 8/1/25	688	666
Pool #AE4799 4.000%, 10/1/40	11	11
Pool #AH4009 4.000%, 3/1/41	1,454	1,387
Pool #AI2472 4.500%, 5/1/41	927	908
Pool #AO5149 3.000%, 6/1/27	135	131
Pool #AS6515 4.000%, 1/1/46	1,946	1,847
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	6	6
		11,749

	Par Value	Value

Non-Agency—26.7%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(5)	$ 3,605	$ 3,342
2021-A, A1 144A 1.065%, 9/25/65(3)(5)	9,100	7,997
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(3)	16,110	13,736
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(3)	19,348	18,651
2015-SFR1, A 144A 3.467%, 4/17/52(3)	10,518	10,068
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(3)	8,627	7,988
2020-SFR1, B 144A 2.120%, 4/17/37(3)	6,739	6,242
2020-SFR2, D 144A 3.282%, 7/17/37(3)	1,680	1,559
2020-SFR3, B 144A 1.806%, 9/17/37(3)	4,362	3,910
2021-SFR2, C 144A 1.877%, 8/17/38(3)	4,535	3,825
2021-SFR3, D 144A 2.177%, 10/17/38(3)	6,675	5,593
2021-SFR4, B 144A 2.417%, 12/17/38(3)	4,106	3,553
2022-SFR1, C 144A 3.740%, 3/17/39(3)	1,985	1,758
2022-SFR3, C 144A 4.000%, 10/17/39(3)	2,000	1,777
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(5)	4,441	4,096
2020-6, A1 144A 1.261%, 5/25/65(3)(5)	2,889	2,509
2021-2, A1 144A 0.985%, 4/25/66(3)(5)	1,687	1,433
2021-3, A2 144A 1.305%, 5/25/66(3)(5)	2,191	1,844
2021-5, A1 144A 0.951%, 7/25/66(3)(5)	8,089	6,684
2021-7, A1 144A 1.978%, 10/25/66(3)(5)	9,719	8,058
2021-8, A1 144A 1.820%, 11/25/66(3)(5)	11,671	9,966
2022-5, A1 144A 4.500%, 5/25/67(3)(5)	2,778	2,652
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(5)	98	97
2019-2, A1 144A 3.628%, 3/25/49(3)(5)	17	17
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	3,888	3,649
See Notes to Financial Statements
72

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(3)(5)	$ 3,436	$ 3,215
2021-1R, A1 144A 1.175%, 10/25/48(3)(5)	12,881	11,019
2022-1, A1B 144A 3.269%, 12/25/56(3)(5)	4,252	3,572
Banc of America Funding Trust 2004-D, 5A1 2.745%, 1/25/35(5)	992	988
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 3.540%, 3/15/37(3)(5)	5,490	5,167
BPR Trust
2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 2/15/29(3)(5)	1,975	1,917
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 4.743%, 4/15/37(3)(5)	6,815	6,713
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(3)(5)	5,092	4,823
2021-NQM3, A1 144A 1.699%, 4/25/60(3)(5)	1,903	1,717
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(5)	2,016	1,871
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 10/15/36(3)(5)	6,626	6,426
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 4.883%, 2/15/39(3)(5)	10,655	9,910
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 3.838%, 5/15/35(3)(5)	19,910	19,009
2019-OC11, B 144A 3.605%, 12/9/41(3)	5,000	4,141
	Par Value	Value

Non-Agency—continued
2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	$ 7,699	$ 6,284
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	9,651	8,573
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	4,801	4,059
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	6,957	6,122
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 3.938%, 6/15/34(3)(5)	17,508	17,196
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.065%, 5/25/34(5)	312	292
CIM Trust
2021-NR4, A1 144A 2.816%, 10/25/61(3)(5)	9,991	9,206
2022-R2, A1 144A 3.750%, 12/25/61(3)(5)	5,575	5,258
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	6,828	6,482
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(3)(5)	2,725	2,630
2020-EXP1, A1B 144A 1.804%, 5/25/60(3)(5)	1,727	1,591
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(3)(5)	1,723	1,621
2015-PS1, A1 144A 3.750%, 9/25/42(3)(5)	625	587
2018-RP1, A1 144A 3.000%, 9/25/64(3)(5)	4,617	4,479
2019-RP1, A1 144A 3.500%, 1/25/66(3)(5)	5,096	4,825
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(3)(5)	3,529	3,101
2021-3R, A2 144A 1.257%, 12/25/64(3)(5)	827	725
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(3)(5)	5,489	4,503
	Par Value	Value

Non-Agency—continued
2022-1, A1 144A 2.284%, 12/27/66(3)(5)	$ 10,964	$ 9,545
2022-3, A1 144A 3.901%, 2/25/67(3)(5)	16,374	14,928
2022-4, A1 144A 4.301%, 3/25/67(3)(5)	6,918	6,623
2022-5, A1 144A 4.550%, 4/25/67(3)(5)	13,847	13,189
2021-2R, A1 144A 0.798%, 7/27/54(3)	2,296	2,031
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(3)(5)	6,199	5,449
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(5)	9,402	8,091
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(5)	9,555	8,624
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(3)	9,915	9,276
2020-3, A 144A 1.358%, 8/15/53(3)	4,896	4,303
2020-4, A 144A 1.174%, 12/15/52(3)	14,603	12,873
2022-1, A 144A 4.744%, 6/17/55(3)(5)	4,987	4,849
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 3.798%, 5/15/36(3)(5)	22,785	22,472
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(5)	8,650	8,310
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(5)	3,286	3,004
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(5)	12,805	11,396
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(5)	7,942	7,368
2021-NQM2, A1 144A 1.179%, 2/25/66(3)(5)	5,598	4,856
2021-AFC1, A1 144A 0.830%, 3/25/56(3)(5)	2,774	2,274
See Notes to Financial Statements
73

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(5)	$ 5,576	$ 4,915
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(5)	10,050	9,081
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(5)	1,582	1,498
2020-1, A1 144A 2.006%, 5/25/65(3)(5)	1,836	1,769
2020-2, A1 144A 1.178%, 10/25/65(3)(5)	6,353	5,845
2021-1, A2 144A 1.003%, 2/25/66(3)(5)	1,233	1,035
2021-2, A1 144A 0.931%, 6/25/66(3)(5)	6,676	5,559
2022-1, A1 144A 2.206%, 1/25/67(3)(5)	9,196	7,744
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 4.518%, 7/15/38(3)(5)	3,101	2,980
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(3)	7,020	6,280
2020-SFR2, A 144A 1.266%, 10/19/37(3)	6,641	5,951
2020-SFR2, B 144A 1.567%, 10/19/37(3)	21,440	19,166
2021-SFR1, D 144A 2.189%, 8/17/38(3)	18,405	15,577
2022-SFR1, A 144A 4.145%, 5/17/39(3)	6,483	6,119
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	1,038	966
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	957	874
2019-2, A52 144A 3.500%, 6/25/59(3)(5)	4,258	4,016
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(5)	1,223	1,163
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 2/15/38(3)(5)	$ 5,700	$ 5,498
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	4,075	3,406
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	16,760	16,057
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	5,052	4,161
Imperial Fund Mortgage Trust
2021-NQM4, A1 144A 2.091%, 1/25/57(3)(5)	12,909	10,449
2022-NQM3, A1 144A 4.380%, 5/25/67(3)(5)	9,645	9,115
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 5.334%, 8/15/37(3)(5)	7,340	7,257
JP Morgan Mortgage Trust
2006-A6, 3A3L 3.373%, 10/25/36(5)	321	245
2014-5, B1 144A 2.820%, 10/25/29(3)(5)	1,882	1,570
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,337
JPMorgan Chase Mortgage Trust
2006-A2, 4A1 3.651%, 8/25/34(5)	252	252
2014-1, 2A12 144A 3.500%, 1/25/44(3)(5)	691	641
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	1,657	1,563
2014-2, AM 144A 3.360%, 6/25/29(3)(5)	1,029	960
2014-5, B2 144A 2.820%, 10/25/29(3)(5)	886	736
2015-1, AM1 144A 3.413%, 12/25/44(3)(5)	1,225	1,188
2015-5, A2 144A 3.586%, 5/25/45(3)(5)	1,631	1,591
	Par Value	Value

Non-Agency—continued
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	$ 2,184	$ 1,925
2017-5, A1 144A 3.124%, 10/26/48(3)(5)	4,140	3,986
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 3.818%, 12/15/37(3)(5)	1,676	1,588
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 4.068%, 12/15/37(3)(5)	3,750	3,543
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 3.618%, 5/15/36(3)(5)	5,740	5,644
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 9/25/26(3)(5)	11,065	10,639
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(5)	8,940	8,453
MetLife Securitization Trust
2017-1A, M1 144A 3.421%, 4/25/55(3)(5)	7,930	7,095
2018-1A, A 144A 3.750%, 3/25/57(3)(5)	20,084	18,936
2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	6,499	6,359
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(3)(5)	11,860	11,221
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(5)	9,310	8,670
2020-NQM3, A1 144A 1.014%, 1/26/65(3)(5)	2,302	2,106
2021-INV1, A1 144A 0.852%, 1/25/56(3)(5)	1,672	1,539
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(3)(5)	1,983	1,874
2017-3, M2 144A 3.250%, 1/25/61(3)(5)	9,032	8,419
2019-1, M2 144A 3.500%, 10/25/69(3)(5)	12,131	10,328
2021-NMR1, A1 144A 1.125%, 11/25/60(3)(5)	5,091	4,719
See Notes to Financial Statements
74

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10, A4 4.206%, 7/15/46(5)	$ 2,075	$ 2,057
2013-C13, AS 4.266%, 11/15/46	1,735	1,698
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 3.518%, 11/15/34(3)(5)	11,154	11,084
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.713%, 2/25/34(5)	376	365
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.721%, 6/25/44(3)(5)	3,200	3,133
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	4,032	3,767
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	3,473	3,230
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	1,862	1,732
2016-3A, A1 144A 3.750%, 9/25/56(3)(5)	2,185	2,027
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	2,834	2,628
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	11,349	10,775
2018-2A, A1 144A 4.500%, 2/25/58(3)(5)	6,590	6,296
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(5)	595	502
2020-1A, A1B 144A 3.500%, 10/25/59(3)(5)	5,486	5,108
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(5)	4,573	4,278
2022-RTL1, A1F 144A 4.336%, 12/25/26(3)	8,710	8,296
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(5)	3,328	3,101
2016-2A, A1 144A 3.750%, 11/26/35(3)(5)	4,271	3,990
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	8,069	7,669
	Par Value	Value

Non-Agency—continued
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 4.134%, 5/25/55(3)(5)	$ 13,845	$ 13,557
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(5)	11,625	9,756
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(3)(5)	6,487	5,507
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(3)	5,038	4,502
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	997	956
2021-NQM2, A1 144A 1.101%, 5/25/61(3)(5)	5,851	4,804
2021-NQM3, A1 144A 1.054%, 7/25/61(3)(5)	7,401	5,905
2021-NQM3, A2 144A 1.260%, 7/25/61(3)(5)	2,551	2,045
2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.734%, 6/25/57(3)(5)	2,455	2,378
Onslow Bay Mortgage Loan Trust 2021-NQM4, A1 144A 1.957%, 10/25/61(3)(5)	5,372	4,406
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(5)	7,890	7,397
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(3)(5)	11,501	10,936
2021-2, A1 144A 2.115%, 3/25/26(3)(5)	2,651	2,476
2021-3, A1 144A 1.867%, 4/25/26(3)(5)	6,923	6,304
2021-7, A1 144A 1.867%, 8/25/26(3)(5)	7,491	6,866
2021-9, A1 144A 2.363%, 10/25/26(3)(5)	7,892	7,287
2021-RPL1, A1 144A 1.319%, 7/25/51(3)(5)	4,734	4,220
2021-RPL2, A1 144A 1.455%, 10/25/51(3)(5)	22,929	20,358
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(3)(5)	11,116	10,252
	Par Value	Value

Non-Agency—continued
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(5)	$ 15,130	$ 14,328
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	10,340	9,801
2020-SFR2, E 144A 5.115%, 6/17/37(3)	6,890	6,549
2021-SFR2, D 144A 2.197%, 4/19/38(3)	16,205	13,756
2021-SFR3, D 144A 2.288%, 5/17/26(3)	11,130	9,490
2021-SFR5, D 144A 2.109%, 7/17/38(3)	2,500	2,118
2021-SFR6, C 144A 1.855%, 7/17/38(3)	3,770	3,202
2020-SFR3, A 144A 1.294%, 10/17/27(3)	3,645	3,275
2021-SFR1, C 144A 1.555%, 4/17/38(3)	1,430	1,206
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	2,147	1,817
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(5)	4,123	3,452
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(3)(5)	9,568	8,978
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(3)(5)	6,778	6,397
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(5)	960	943
2020-1, A1 144A 2.376%, 1/26/60(3)(5)	2,273	2,139
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(3)(5)	19,655	18,394
SBA Tower Trust 144A 1.631%, 11/15/26(3)	9,540	8,132
Sequoia Mortgage Trust 2013-8, B1 3.488%, 6/25/43(5)	1,623	1,535
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(5)	1,294	1,254
2021-1, A1 144A 1.160%, 7/25/61(3)(5)	7,417	6,049
2021-1, A3 144A 1.560%, 7/25/61(3)(5)	4,305	3,530
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(3)(5)	6,154	5,715
See Notes to Financial Statements
75

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(3)(5)	$ 564	$ 561
2020-3, A1 144A 1.486%, 4/25/65(3)(5)	2,599	2,498
2021-3, A2 144A 1.395%, 6/25/56(3)(5)	2,748	2,253
2021-3, A3 144A 1.518%, 6/25/56(3)(5)	2,284	1,862
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.446%, 10/25/34(5)	1,919	1,839
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(5)	167	167
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	5,255	5,107
2016-4, B1 144A 3.823%, 7/25/56(3)(5)	8,095	7,408
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	4,374	4,069
2018-2, A2 144A 3.500%, 3/25/58(3)(5)	9,400	8,656
2018-6, A1A 144A 3.750%, 3/25/58(3)(5)	4,254	4,178
2018-6, A1B 144A 3.750%, 3/25/58(3)(5)	1,705	1,589
2019-2, A2 144A 3.750%, 12/25/58(3)(5)	925	812
2020-1, M1 144A 3.500%, 1/25/60(3)(5)	4,820	3,982
2020-MH1, A2 144A 2.500%, 2/25/60(3)(5)(6)	14,281	12,057
2021-1, A2 144A 2.750%, 11/25/61(3)(5)	12,970	10,170
2022-1, A1 144A 3.750%, 7/25/62(3)(5)	2,357	2,178
2017-6, A2 144A 3.000%, 10/25/57(3)(5)	11,390	10,317
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(3)(5)	2,116	1,991
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(3)	5,243	4,330
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	6,490	5,673
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	3,147	3,135
	Par Value	Value

Non-Agency—continued
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.660%, 5/10/45(3)(5)	$ 1,008	$ 918
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(3)(5)	8,691	8,489
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(3)(5)	9,369	8,709
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(5)	7,682	7,253
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(5)	11,448	10,494
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(5)	17,016	15,633
2021-NPL5, A1 144A 1.868%, 8/25/51(3)(5)	9,366	8,570
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(3)(5)	7,117	6,627
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(3)(5)	3,716	3,386
Vericrest Opportunity Loan Trust CVI LLC 2021-NP12, A1 144A 2.734%, 12/26/51(3)(5)	11,097	10,225
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(5)	12,591	11,431
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(3)(5)	5,190	4,813
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(3)(5)	5,573	5,179
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(5)	6,070	5,545
2019-INV2, A1 144A 2.913%, 7/25/59(3)(5)	3,576	3,518
2021-2, A1 144A 1.031%, 2/25/66(3)(5)	8,497	7,053
2021-3, A1 144A 1.046%, 6/25/66(3)(5)	11,245	9,212
2021-R3, A1 144A 1.020%, 4/25/64(3)(5)	5,487	5,044
2022-4, A1 144A 4.474%, 4/25/67(3)(5)	12,611	12,023
	Par Value	Value

Non-Agency—continued
2022-5, A1 144A 3.800%, 4/25/67(3)(5)	$ 22,023	$ 20,351
2022-7, A1 144A 5.152%, 7/25/67(3)(5)	8,416	8,174
2020-1, A1 144A 2.417%, 1/25/60(3)(5)	1,832	1,769
2020-4, A1 144A 1.502%, 5/25/65(3)(5)	6,321	6,002
2021-1, A1 144A 0.815%, 1/25/66(3)(5)	1,563	1,346
2021-R1, A1 144A 0.820%, 10/25/63(3)(5)	4,809	4,388
2021-R2, A1 144A 0.918%, 2/25/64(3)(5)	4,047	3,701
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(5)	3,813	3,483
2019-2, A2 144A 2.924%, 11/25/54(3)(5)	2,250	2,056
2021-1R, A1 144A 1.280%, 5/25/56(3)	8,712	7,958
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(3)(5)	11,785	11,733
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	288	267
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,381
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 3.669%, 10/25/34(5)	125	120
2020-4, A1 144A 3.000%, 7/25/50(3)(5)	2,539	2,116
		1,405,602

Total Mortgage-Backed Securities (Identified Cost $1,554,588)		1,417,351

Asset-Backed Securities—25.0%
Automobiles—11.9%
ACC Auto Trust
2021-A, B 144A 1.790%, 4/15/27(3)	7,835	7,474
2021-A, C 144A 3.790%, 4/15/27(3)	6,948	6,524
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(3)	3,025	2,948
See Notes to Financial Statements
76

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-1, C 144A 3.240%, 10/20/25(3)	$ 6,580	$ 6,241
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(3)	3,886	3,873
2022-1A, B 144A 4.470%, 4/20/29(3)	6,780	6,720
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(3)	11,021	10,854
2021-2, C 144A 0.970%, 7/13/27(3)	9,705	9,465
2021-3, C 144A 0.980%, 11/15/27(3)	2,385	2,305
2022-1, E 144A 3.640%, 3/13/28(3)	11,425	10,140
AmeriCredit Automobile Receivables Trust
2018-1, D 3.820%, 3/18/24	7,410	7,407
2019-1, C 3.360%, 2/18/25	6,988	6,964
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(3)	5,413	5,217
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(3)	3,180	3,158
2019-1, D 144A 4.030%, 7/15/26(3)	1,615	1,599
2021-1, D 144A 1.990%, 4/17/28(3)	3,200	2,869
2021-1, E 144A 3.390%, 4/17/28(3)	1,590	1,405
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(3)	11,905	10,746
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(3)	8,025	7,382
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(3)	9,205	8,204
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(3)	1,870	1,610
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(3)	11,500	9,518
	Par Value	Value

Automobiles—continued
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(3)	$ 3,100	$ 2,998
2021-2A, B 144A 1.300%, 1/15/26(3)	3,030	2,962
2022-1A, B 144A 4.890%, 3/16/26(3)	5,000	4,961
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(3)	4,340	4,300
2019-3A, E 144A 4.600%, 7/15/26(3)	4,399	4,203
2020-N1A, D 144A 3.430%, 1/15/26(3)	11,730	11,471
2020-P1, C 1.320%, 11/9/26	2,250	2,007
2021-N2, C 1.070%, 3/10/28	4,356	4,151
2021-N3, D 1.580%, 6/12/28	12,685	11,703
2021-P3, B 1.420%, 8/10/27	4,590	3,922
2022-N1, C 144A 3.320%, 12/11/28(3)	4,435	4,278
2022-N1, D 144A 4.130%, 12/11/28(3)	6,815	6,425
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(3)	7,910	7,703
2020-1A, E 144A 4.430%, 2/12/27(3)	9,485	9,290
2021-1A, D 144A 2.110%, 4/12/27(3)	4,015	3,704
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(3)	137	137
2020-A, C 144A 2.540%, 12/15/25(3)	234	233
2020-C, C 144A 1.710%, 8/17/26(3)	2,086	2,071
2021-A, B 144A 0.610%, 2/18/25(3)	536	535
2021-A, C 144A 0.830%, 9/15/26(3)	6,500	6,384
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(3)	10,397	10,370
2020-1A, B 144A 2.390%, 4/16/29(3)	4,650	4,603
2020-3A, B 144A 1.770%, 12/17/29(3)	11,195	10,539
2022-1A, A 144A 4.600%, 6/15/32(3)	7,275	7,095
	Par Value	Value

Automobiles—continued
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(3)	$ 2,004	$ 1,951
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	4,164	4,165
2019-3, C 2.900%, 8/15/25	1,109	1,108
2019-4, C 2.510%, 11/17/25	343	343
DT Auto Owner Trust
2019-4A, C 144A 2.730%, 7/15/25(3)	2,844	2,840
2021-1A, D 144A 1.160%, 11/16/26(3)	3,930	3,628
2021-1A, E 144A 2.380%, 1/18/28(3)	2,000	1,848
2021-2A, C 144A 1.100%, 2/16/27(3)	5,985	5,703
2021-2A, D 144A 1.500%, 2/16/27(3)	4,350	4,029
2022-2A, D 144A 5.460%, 3/15/28(3)	7,500	7,082
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(3)	8,775	8,639
2020-3A, E 144A 3.440%, 8/17/26(3)	3,015	2,872
2021-1A, C 0.740%, 1/15/26	5,000	4,902
2022-3A, C 5.300%, 9/15/27	8,423	8,245
2018-4A, D 144A 4.350%, 9/16/24(3)	5,122	5,114
2019-1A, D 144A 4.130%, 12/16/24(3)	6,307	6,305
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	65	65
First Investors Auto Owner Trust
2019-1A, C 144A 3.260%, 3/17/25(3)	660	660
2021-1A, C 144A 1.170%, 3/15/27(3)	2,915	2,740
2021-2A, C 144A 1.470%, 11/15/27(3)	6,395	5,741
2022-1A, C 144A 3.130%, 5/15/28(3)	5,745	5,301
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(3)	1,497	1,488
2020-1, C 144A 2.240%, 1/15/26(3)	13,785	13,505
See Notes to Financial Statements
77

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-3, C 144A 1.730%, 9/15/26(3)	$ 3,490	$ 3,335
2020-4, C 144A 1.280%, 2/16/27(3)	5,284	5,040
2021-1, C 144A 0.910%, 3/15/27(3)	2,930	2,741
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(3)	2,110	1,952
2022-1, B 144A 2.150%, 5/17/27(3)	2,140	1,966
GLS Auto Receivables Issuer Trust
2019-3A, D 144A 3.840%, 5/15/26(3)	3,000	2,910
2019-4A, B 144A 2.780%, 9/16/24(3)	1,729	1,727
2019-4A, C 144A 3.060%, 8/15/25(3)	14,855	14,645
2019-4A, D 144A 4.090%, 8/17/26(3)	3,500	3,355
2020-3A, D 144A 2.270%, 5/15/26(3)	11,735	11,318
2020-3A, E 144A 4.310%, 7/15/27(3)	18,060	17,305
2020-4A, C 144A 1.140%, 11/17/25(3)	6,955	6,812
2022-2A, C 144A 5.300%, 4/17/28(3)	3,075	3,010
2022-2A, D 144A 6.150%, 4/17/28(3)	4,565	4,484
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(3)	6,000	5,669
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(3)	3,790	3,387
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(3)	14,055	12,020
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(3)	5,995	5,521
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	2,705	2,436
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	10,435	10,164
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(3)	$ 17,610	$ 15,667
2022-1A, C 144A 5.310%, 6/14/29(3)	7,485	7,220
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(3)	6,000	5,371
Prestige Auto Receivables Trust 2018-1A, D 144A 4.140%, 10/15/24(3)	3,259	3,252
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	6,349	6,276
2021-3, C 0.950%, 9/15/27	13,700	13,234
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(3)	3,045	2,996
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(3)	10,051	9,952
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(3)	3,040	2,966
2022-1A, D 144A 5.380%, 1/15/26(3)	4,640	4,474
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(3)	5,725	5,557
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(3)	6,200	6,123
2021-1, D 144A 1.140%, 6/10/26(3)	10,160	9,726
2022-1, C 144A 2.610%, 6/10/27(3)	2,785	2,681
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(3)	7,338	7,256
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(3)	4,235	4,029
2022-1, B 144A 4.390%, 8/16/27(3)	16,900	16,229
Westlake Automobile Receivables Trust
2020-2A, C 144A 2.010%, 7/15/25(3)	10,355	10,249
	Par Value	Value

Automobiles—continued
2020-3A, C 144A 1.240%, 11/17/25(3)	$ 11,365	$ 11,058
2021-3A, D 144A 2.120%, 1/15/27(3)	4,720	4,264
2022-1A, B 144A 2.750%, 3/15/27(3)	6,090	5,886
		631,205

Collateralized Loan Obligations—0.4%
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 3.780%, 1/20/33(3)(5)	18,315	17,813
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 3.610%, 4/20/29(3)(5)	2,049	2,020
		19,833

Consumer Loans—1.5%
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(3)	4,930	4,765
2022-A, A 144A 4.300%, 5/17/27(3)	4,765	4,535
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(3)	1,582	1,463
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(3)	1,200	1,196
2021-B, A 144A 1.110%, 2/15/29(3)	1,471	1,446
2022-A, B 144A 2.410%, 6/15/29(3)	7,745	7,408
2022-B, A 144A 4.770%, 10/15/29(3)	5,667	5,554
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(3)	8,000	7,782
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(3)	9,015	8,370
2021-A, B 144A 1.760%, 3/8/28(3)	7,620	7,004
See Notes to Financial Statements
78

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(3)	$ 6,210	$ 5,481
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(3)	2,610	2,333
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(3)	7,335	6,922
Upstart Pass-Through Trust Series
2021-ST2, A 144A 2.500%, 4/20/27(3)	3,330	3,182
2021-ST8, A 144A 1.750%, 10/20/29(3)	4,316	4,021
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(3)	183	181
2021-2, B 144A 1.750%, 6/20/31(3)	7,140	6,788
2022-2, A 144A 4.370%, 5/20/32(3)	3,608	3,525
		81,956

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	4,270	3,872
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(3)	10,425	10,198
2021-AA, A 144A 1.200%, 12/21/26(3)	9,020	8,410
Mercury Financial Credit Card Master Trust
2021-1A, A 144A 1.540%, 3/20/26(3)	10,570	10,042
2022-1A, A 144A 2.500%, 9/21/26(3)	14,120	13,375
		45,897

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(3)	2,122	2,075
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(3)	3,750	3,623
	Par Value	Value

Equipment—continued
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(3)	$ 15,473	$ 13,436
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(3)	9,548	9,207
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(3)	720	719
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(3)	3,635	3,607
2020-1, A 144A 1.370%, 11/17/25(3)	2,866	2,824
		35,491

Other—9.4%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(3)	2,608	2,376
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(3)	1,830	1,688
2021-1A, C 144A 1.750%, 6/21/27(3)	5,388	4,937
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	1,869	1,845
2019-A, A 144A 3.140%, 7/16/40(3)	2,924	2,767
2019-A, C 144A 4.010%, 7/16/40(3)	20,680	18,920
2020-AA, B 144A 2.790%, 7/17/46(3)	2,160	1,964
2020-AA, D 144A 7.150%, 7/17/46(3)	7,435	6,980
2021-A, A 144A 1.540%, 7/17/46(3)	15,530	14,061
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	14,881	12,598
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	1,637	1,599
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(3)	7,008	6,515
2021-B, B 144A 1.670%, 10/17/34(3)	8,195	7,133
	Par Value	Value

Other—continued
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	$ 2,165	$ 2,090
Business Jet Securities LLC
2020-1A, A 144A 2.981%, 11/15/35(3)	3,058	2,789
2021-1A, A 144A 2.162%, 4/15/36(3)	3,678	3,229
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(3)	651	633
2017-A, A 144A 2.950%, 10/4/32(3)	3,683	3,525
2020-A, B 144A 2.490%, 2/28/36(3)	3,976	3,613
2022-A, A 144A 4.120%, 9/28/37(3)	8,493	8,009
2022-A, B 144A 4.610%, 9/28/37(3)	2,918	2,718
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	13,417	11,407
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(3)	8,620	8,506
2021-1, C 144A 0.840%, 6/14/27(3)	1,415	1,314
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(3)	2,344	2,243
Conn’s Receivables Funding LLC
2021-A, B 144A 2.870%, 5/15/26(3)	5,250	5,120
2022-A, B 144A 9.520%, 12/15/26(3)	11,380	11,339
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	3,586	3,527
2020-1, D 144A 7.210%, 2/15/28(3)	6,258	5,819
Diamond Resorts Owner Trust
2018-1, B 144A 4.190%, 1/21/31(3)	1,179	1,158
2019-1A, B 144A 3.530%, 2/20/32(3)	2,056	1,997
2021-1A, A 144A 1.510%, 11/21/33(3)	1,727	1,572
2021-1A, B 144A 2.050%, 11/21/33(3)	774	705
See Notes to Financial Statements
79

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	$ 11,870	$ 11,415
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(3)	1,482	1,453
2021-1A, A 144A 1.270%, 5/15/41(3)	11,670	10,460
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(3)	4,650	4,317
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(3)	4,779	4,079
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(3)	11,424	10,201
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	297	291
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(3)	19,478	16,719
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(3)	1,021	1,005
2018-AA, A 144A 3.540%, 2/25/32(3)	2,152	2,089
2022-1D, B 144A 4.100%, 6/20/34(3)	4,448	4,210
2022-2A, C 144A 5.570%, 1/25/37(3)	1,054	1,012
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(3)	1,958	1,793
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(3)	6,405	5,225
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(3)	7,965	6,899
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	19,017	17,233
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	12,315	10,347
Libra Solutions LLC 2022-1A, A 144A 4.750%, 5/15/34(3)	3,231	3,174
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(3)	2,728	2,616
	Par Value	Value

Other—continued
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(3)	$ 15,518	$ 12,725
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(3)	5,807	5,700
2020-AA, A 144A 2.190%, 8/21/34(3)	1,954	1,886
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(3)	2,415	2,199
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	612	611
2019-1A, A 144A 2.890%, 11/20/36(3)	2,266	2,145
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	4,696	3,936
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	9,320	7,943
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(3)	9,145	9,017
2022-A, B 144A 3.350%, 10/16/28(3)	5,495	5,079
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(3)	1,130	1,115
2021-2A, A 144A 2.143%, 10/15/33(3)	3,678	3,575
Octane Receivables Trust
2019-1A, B 144A 3.770%, 7/22/24(3)	2,390	2,384
2019-1A, C 144A 4.740%, 6/20/25(3)	17,822	17,571
2020-1A, A 144A 1.710%, 2/20/25(3)	3,611	3,567
2020-1A, B 144A 1.980%, 6/20/25(3)	1,114	1,076
2021-1A, A 144A 0.930%, 3/22/27(3)	4,891	4,725
2021-1A, B 144A 1.530%, 4/20/27(3)	3,700	3,334
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(3)	5,591	5,473
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	5,561	5,224
	Par Value	Value

Other—continued
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(3)	$ 10,570	$ 10,166
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	17,410	16,389
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(3)	12,425	11,865
2021-A, B 144A 1.920%, 10/15/25(3)	5,465	5,114
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(3)	6,500	5,875
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(3)	1,079	1,063
2019-1A, B 144A 3.420%, 1/20/36(3)	993	961
2019-2A, B 144A 2.820%, 5/20/36(3)	3,446	3,312
2020-2A, B 144A 2.320%, 7/20/37(3)	2,613	2,462
2022-2A, C 144A 6.360%, 6/20/40(3)	3,510	3,405
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	15,048	13,858
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(3)	9,136	7,793
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(3)	8,217	7,992
2022-1A, D 144A 6.680%, 11/26/29(3)	2,794	2,619
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(3)	4,357	4,200
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(3)	1,667	1,624
2022-1A, B 144A 2.288%, 8/20/36(3)	4,237	3,992
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	20,349	16,635
		497,844

See Notes to Financial Statements
80

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(3)	$ 4,113	$ 3,773
2020-1, A 144A 1.690%, 10/25/51(3)	2,435	2,099
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	640	630
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(3)	2,791	2,455
		8,957

Total Asset-Backed Securities (Identified Cost $1,408,885)		1,321,183

Corporate Bonds and Notes—23.3%
Communication Services—1.6%
Altice France S.A.
144A 5.125%, 7/15/29(3)	5,760	4,303
144A 5.500%, 10/15/29(3)	4,680	3,521
AT&T, Inc. (3 month LIBOR + 0.890%) 3.795%, 2/15/23(5)	8,918	8,925
CCO Holdings LLC 144A 6.375%, 9/1/29(3)	1,865	1,712
CommScope, Inc. 144A 4.750%, 9/1/29(3)	9,245	7,541
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(3)	4,890	3,655
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(3)	5,940	4,916
Lumen Technologies, Inc. 5.625%, 4/1/25	3,430	3,327
Northwest Fiber LLC 144A 4.750%, 4/30/27(3)	6,450	5,612
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	4,131	4,072
Telesat Canada 144A 6.500%, 10/15/27(3)	2,930	1,084
T-Mobile USA, Inc.
3.750%, 4/15/27	6,265	5,782
2.050%, 2/15/28	5,892	4,889
	Par Value	Value

Communication Services—continued
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	$ 5,605	$ 5,449
Twitter, Inc. 144A 3.875%, 12/15/27(3)(4)	5,960	5,589
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 4.005%, 5/15/25(5)	10,541	10,595
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(3)	2,903	1,962
		82,934

Consumer Discretionary—0.8%
Ashtead Capital, Inc.
144A 4.000%, 5/1/28(3)	6,800	5,967
144A 4.250%, 11/1/29(3)	8,000	6,981
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(3)	3,525	3,397
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	3,395	2,685
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	4,865	3,927
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	6,305	5,399
M/I Homes, Inc. 4.950%, 2/1/28	5,995	4,992
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	3,445	3,505
144A 9.250%, 1/15/29(3)	183	180
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	3,415	2,758
		39,791

Consumer Staples—0.7%
Albertsons Cos., Inc. 144A 3.250%, 3/15/26(3)	11,340	9,960
BAT Capital Corp.
4.700%, 4/2/27	11,000	10,264
2.259%, 3/25/28	5,870	4,669
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	6,625	5,697
	Par Value	Value

Consumer Staples—continued
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(3)	$ 3,525	$ 2,516
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	6,470	5,613
		38,719

Energy—3.7%
Aker BP ASA
144A 2.875%, 1/15/26(3)	9,060	8,228
144A 2.000%, 7/15/26(3)	9,925	8,561
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	6,770	6,505
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,512
BP Capital Markets plc 4.875% (7)	8,705	7,486
Callon Petroleum Co. 144A 7.500%, 6/15/30(3)	3,650	3,196
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(3)	6,060	5,803
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(3)	10,640	10,167
CrownRock LP
144A 5.625%, 10/15/25(3)	5,950	5,696
144A 5.000%, 5/1/29(3)	6,715	5,925
Enbridge, Inc. 7.375%, 1/15/83	14,050	13,534
Energy Transfer LP 4.200%, 4/15/27	16,025	14,820
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	2,005	1,854
144A 7.500%, 6/1/27(3)	105	100
Hilcorp Energy I LP 144A 6.000%, 4/15/30(3)	5,090	4,436
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(3)	3,400	2,832
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	9,880	9,884
NGPL PipeCo LLC 144A 4.875%, 8/15/27(3)	7,945	7,397
See Notes to Financial Statements
81

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	$ 6,940	$ 6,886
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(8)	9,545	205
Petroleos Mexicanos 6.500%, 3/13/27	32,165	26,935
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(3)	12,700	12,271
Southwestern Energy Co. 5.375%, 2/1/29	4,820	4,371
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	2,147	2,021
Transocean, Inc. 144A 11.500%, 1/30/27(3)	775	717
USA Compression Partners LP 6.875%, 4/1/26	7,025	6,463
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	7,280	6,245
		195,050

Financials—7.7%
AerCap Ireland Capital DAC
2.875%, 8/14/24	4,930	4,636
2.450%, 10/29/26	6,290	5,306
3.000%, 10/29/28	695	557
Series 3NC1 1.750%, 10/29/24	4,930	4,485
Allstate Corp. (The) Series B 5.750%, 8/15/53	11,965	11,014
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	13,484
Banco do Brasil S.A. 144A 3.250%, 9/30/26(3)	4,495	3,963
Banco Mercantil del Norte S.A. 144A 5.875% (3)(7)	15,795	12,856
Banco Santander Chile 144A 2.700%, 1/10/25(3)	5,550	5,159
Bank of America Corp.
3.841%, 4/25/25	4,915	4,781
1.734%, 7/22/27	19,345	16,597
2.551%, 2/4/28	6,080	5,290
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 3.602%, 2/5/26(5)	$ 11,312	$ 11,115
Blackstone Private Credit Fund
2.625%, 12/15/26	6,735	5,529
4.000%, 1/15/29	3,345	2,680
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	8,545
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	955	836
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,213
Series H 4.000%(7)	8,541	6,274
Citadel Finance LLC 144A 3.375%, 3/9/26(3)	5,660	4,993
Citadel LP 144A 4.875%, 1/15/27(3)	1,055	984
Citigroup, Inc.
5.610%, 9/29/26	9,000	8,950
3.200%, 10/21/26	24,642	22,574
(SOFR + 1.280%) 4.039%, 2/24/28(5)	8,147	7,825
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	8,938	8,173
Danske Bank A/S
144A 3.773%, 3/28/25(3)	6,075	5,842
144A 1.621%, 9/11/26(3)	1,935	1,674
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	11,802	11,630
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	1,184	1,175
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	15,930	14,460
F&G Global Funding 144A 1.750%, 6/30/26(3)	13,125	11,424
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,469
3.850%, 1/26/27	21,430	19,912
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	16,481
	Par Value	Value

Financials—continued
4.323%, 4/26/28	$ 5,930	$ 5,557
(SOFR + 1.180%) 3.922%, 2/24/28(5)	13,015	12,511
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	13,230	10,653
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	9,925	7,668
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(5)	12,860	9,711
Morgan Stanley
2.188%, 4/28/26	6,000	5,504
2.475%, 1/21/28	10,911	9,536
3.591%, 7/22/28	6,000	5,398
Navient Corp. 5.875%, 10/25/24	8,787	8,326
OneMain Finance Corp. 6.875%, 3/15/25	8,725	8,200
OWL Rock Core Income Corp. 5.500%, 3/21/25	4,304	4,049
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	13,571
Spirit Realty LP 4.450%, 9/15/26	6,686	6,370
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,712
Wells Fargo & Co. 3.526%, 3/24/28	9,000	8,151
		406,803

Health Care—1.4%
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,103
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	8,395	6,926
Community Health Systems, Inc.
144A 6.125%, 4/1/30(3)	6,405	3,021
144A 5.250%, 5/15/30(3)	3,615	2,517
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(3)	5,355	5,067
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,430
1.750%, 9/2/27	11,909	9,841
See Notes to Financial Statements
82

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(3)	$ 4,455	$ 4,140
144A 5.125%, 11/1/27(3)	3,250	2,916
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,000	963
3.150%, 10/1/26	6,405	5,219
4.750%, 5/9/27	1,505	1,272
Universal Health Services, Inc. 144A 1.650%, 9/1/26(3)	16,145	13,530
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,645
Viatris, Inc.
2.300%, 6/22/27	9,355	7,638
144A 2.300%, 6/22/27(3)	— (9)	— (9)
		75,228

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	11,737	11,080
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	8,120	7,237
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	7,176	5,629
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,089
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	3,971	3,227
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	16,510	13,354
Icahn Enterprises LP
4.750%, 9/15/24	12,610	11,797
6.250%, 5/15/26	5,605	5,238
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(3)	6,190	5,850
		67,501

Information Technology—1.8%
Block, Inc. 2.750%, 6/1/26	8,885	7,636
CDW LLC
2.670%, 12/1/26	6,466	5,608
3.276%, 12/1/28	6,466	5,396
	Par Value	Value

Information Technology—continued
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(3)	$ 1,695	$ 1,494
144A 6.500%, 10/15/28(3)	2,550	2,165
Dell International LLC 4.900%, 10/1/26	6,420	6,185
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	18,282	16,103
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(3)	920	750
Kyndryl Holdings, Inc.
2.050%, 10/15/26	6,681	5,366
2.700%, 10/15/28	6,580	4,812
Leidos, Inc. 3.625%, 5/15/25	10,350	9,919
Open Text Corp. 144A 3.875%, 2/15/28(3)	6,040	4,995
SK Hynix, Inc. 144A 1.500%, 1/19/26(3)	12,305	10,627
TD SYNNEX Corp.
1.750%, 8/9/26	6,514	5,536
2.375%, 8/9/28	6,510	5,250
Viasat, Inc. 144A 5.625%, 9/15/25(3)	3,055	2,372
		94,214

Materials—2.0%
Anglo American Capital plc 144A 2.250%, 3/17/28(3)	9,867	8,033
Avient Corp. 144A 5.750%, 5/15/25(3)	6,933	6,690
Bayport Polymers LLC 144A 4.743%, 4/14/27(3)	15,200	14,084
Celanese U.S. Holdings LLC
3.500%, 5/8/24	9,870	9,433
6.050%, 3/15/25	2,795	2,730
6.165%, 7/15/27	2,745	2,598
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	2,630	2,587
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	9,560	8,315
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	14,745	13,268
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(3)	7,666	6,718
144A 1.832%, 10/15/27(3)	8,106	6,640
	Par Value	Value

Materials—continued
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	$ 3,680	$ 3,237
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	7,950	7,123
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(3)	11,513	9,828
Suzano Austria GmbH 2.500%, 9/15/28	6,420	5,003
		106,287

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	9,545	8,215
GLP Capital LP
5.250%, 6/1/25	13,175	12,735
5.750%, 6/1/28	1,863	1,745
5.300%, 1/15/29	2,731	2,489
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,815
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,762
Service Properties Trust 4.350%, 10/1/24	9,755	8,636
VICI Properties LP
144A 4.625%, 6/15/25(3)	1,305	1,228
144A 5.750%, 2/1/27(3)	6,370	6,002
		55,627

Utilities—1.2%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	13,917
DPL, Inc. 4.125%, 7/1/25	1,881	1,731
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	11,970	10,588
Ferrellgas LP 144A 5.375%, 4/1/26(3)	6,685	5,883
NRG Energy, Inc. 144A 3.750%, 6/15/24(3)	14,667	14,097
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,149
See Notes to Financial Statements
83

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Southern Co. (The) Series 21-A 3.750%, 9/15/51	$ 13,578	$ 11,010
		65,375

Total Corporate Bonds and Notes (Identified Cost $1,384,305)		1,227,529

Leveraged Loans—9.1%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(5)	1,717	1,630
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 7.206% - 7.558%, 2/15/29(5)	2,653	2,528
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(5)	9,667	9,167
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 6.460%, 10/20/27(5)	5,410	5,414
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 5.865%, 9/22/28(5)	6,637	6,323
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(5)	4,964	4,975
TransDigm, Inc.
Tranche E (3 month LIBOR + 2.250%) 5.924%, 5/30/25(5)	5,296	5,074
Tranche F (3 month LIBOR + 2.250%) 5.924%, 12/9/25(5)	6,431	6,151
		41,262

Chemicals—0.4%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(5)	13,309	12,853
	Par Value	Value

Chemicals—continued
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 5.865%, 10/1/25(5)	$ 5,217	$ 4,884
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 7.438%, 9/22/28(5)	2,258	2,108
		19,845

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (2 month LIBOR + 2.250%) 4.890% - 5.365%, 2/11/28(5)	7,135	6,899
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 6.820%, 12/22/26(5)	6,413	5,925
Energy—0.3%
AL GCX Holdings LLC (3 month Term SOFR + 3.900%) 6.066%, 5/17/29(5)	1,765	1,738
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 6.210%, 12/21/28(5)	6,041	5,579
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(5)	6,023	5,833
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(6)(8)	66	—
		13,150

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 5.264%, 12/1/27(5)	6,035	5,869
	Par Value	Value

Financials—continued
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(5)	$ 6,067	$ 5,657
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 5.649%, 2/2/28(5)	8,710	8,447
		19,973

Food / Tobacco—0.7%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 4.865%, 3/11/25(5)	1,909	1,842
Tranche B-5 (1 month LIBOR + 2.500%) 5.615%, 4/6/28(5)	4,656	4,547
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 7.142%, 11/24/27(5)	5,140	4,810
CHG PPC Parent LLC 2021-1 (1 month LIBOR + 3.000%) 6.125%, 12/8/28(5)	6,079	5,806
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 5.365%, 1/29/27(5)	6,085	5,730
Hostess Brands LLC 2019, Tranche B (1-3 month LIBOR + 2.250%) 5.056% - 5.365%, 8/3/25(5)	8,468	8,173
Pegasus Bidco B.V. Tranche B-2 (2 month Term SOFR + 4.250%) 6.962%, 7/12/29(5)	2,290	2,183
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 7.174%, 3/31/28(5)	6,406	5,735
		38,826

See Notes to Financial Statements
84

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 4.178%, 7/1/26(5)	$ 6,016	$ 5,818
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 5.814%, 4/3/24(5)	8,204	7,624
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 1/31/25(5)	2,581	2,353
TricorBraun, Inc. (1 month LIBOR + 3.250%) 6.365%, 3/3/28(5)	6,119	5,735
		21,530

Gaming / Leisure—1.2%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(5)	16,410	16,002
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(5)	1,564	1,415
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.834%, 6/22/26(5)	5,826	5,627
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(5)	9,151	8,805
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.865%, 3/13/28(5)	6,035	5,769
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(5)	4,074	3,524
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.602%, 11/1/26(5)	2,550	2,429
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(5)	2,180	2,014
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(5)	$ 3,232	$ 3,133
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 5.892%, 7/21/26(5)	5,829	5,600
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(5)	9,055	8,685
		63,003

Health Care—0.9%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 5.375%, 1/4/26(5)	4,973	4,799
(1 month LIBOR + 2.750%) 5.375%, 1/4/26(5)	1,140	1,100
Change Healthcare Holdings LLC (3 month PRIME + 1.500%) 7.750%, 3/1/24(5)	7,650	7,620
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 4.314%, 8/1/27(5)	5,983	5,680
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 4.875%, 3/15/28(5)	6,537	6,263
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 5.634%, 4/20/29(5)	2,574	2,529
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 6.615%, 3/5/26(5)	6,019	5,705
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 11/15/28(5)	2,139	2,038
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.034%, 6/21/29(5)	7,455	7,328
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 5.620%, 3/6/25(5)	$ 6,265	$ 6,046
		49,108

Housing—0.4%
CPG International LLC (3 month Term SOFR + 2.600%) 4.092%, 4/28/29(5)	5,885	5,664
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 6/9/28(5)	7,945	7,631
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 6.306%, 6/2/28(5)	3,356	3,091
2022 (3 month Term SOFR + 3.500%) 6.177%, 6/2/28(5)	746	684
Standard Industries, Inc. (3 month LIBOR + 2.500%) 6.675%, 9/22/28(5)	5,951	5,763
		22,833

Information Technology—0.7%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 6.674%, 9/19/24(5)	14,318	13,944
BMC Software 2021 (1 month LIBOR + 3.750%) 6.865%, 10/2/25(5)	2,369	2,240
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(5)	4,107	3,964
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 6.115%, 4/24/28(5)	6,647	6,216
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(5)	355	334
See Notes to Financial Statements
85

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(5)	$ 8,889	$ 8,437
		35,135

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(5)	6,065	5,805
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 6.615%, 10/21/28(5)	6,110	5,787
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 5.615%, 3/31/27(5)	4,884	4,683
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(5)	5,459	5,227
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.926%, 2/23/29(5)	1,408	1,323
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 6.115%, 10/1/25(5)	5,891	5,791
Titan AcquisitionCo New Zealand Ltd. (1 month LIBOR + 3.000%) 5.877%, 3/28/25(5)	4,884	4,363
		32,979

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(5)	4,695	4,623
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.870%, 2/1/27(5)	$ 5,424	$ 5,212
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 5.068%, 7/17/25(5)	4,299	4,086
2018 (1 month LIBOR + 2.250%) 5.068%, 1/15/26(5)	3,870	3,614
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(5)	4,073	3,784
		16,696

Media / Telecom - Diversified Media—0.1%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 6.306%, 8/21/26(5)	2,535	2,257
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 5.365%, 3/15/27(5)	5,657	5,135
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.063%, 10/2/27(5)	3,784	3,259
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 4.865%, 3/1/27(5)	4,327	4,103
		12,497

Retail—0.1%
PetsMart LLC (1 month LIBOR + 3.750%) 6.870%, 2/11/28(5)	4,815	4,547
	Par Value	Value

Service—0.8%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 4.865%, 9/7/27(5)	$ 5,966	$ 5,804
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(5)	1,378	1,327
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(5)	5,714	5,515
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(5)	5,943	5,635
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(5)	6,610	6,253
Pike Corp.
2028 (1 month LIBOR + 3.000%) 6.120%, 1/21/28(5)	8,227	7,969
2028, Tranche B (1 month Term SOFR + 3.500%) 6.534%, 1/21/28(5)	1,080	1,052
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(5)	7,123	6,724
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 6.365%, 2/10/29(5)	3,517	3,325
		43,604

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 6.365%, 4/30/26(5)	4,864	4,590
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.556%, 10/28/27(5)	1,790	1,693
		6,283

See Notes to Financial Statements
86

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(5)	$ 8,831	$ 8,426
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 4.743% - 4.865%, 12/31/25(5)	8,742	8,429
		16,855

Total Leveraged Loans (Identified Cost $498,359)		477,830

	Shares
Preferred Stocks—0.2%
Financials—0.0%
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (10)	3,623
Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 6.623%(5)	9,580 (10)	8,959
Total Preferred Stocks (Identified Cost $13,394)		12,582

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(11)	24,722	180
Total Common Stocks (Identified Cost $697)		180

Exchange-Traded Fund—0.9%
iShares JP Morgan USD Emerging Markets Bond ETF(4)(12)	621,261	49,328
Total Exchange-Traded Fund (Identified Cost $56,063)		49,328

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(11)	98,789	$ 119
Total Rights (Identified Cost $84)		119

Total Long-Term Investments—96.4% (Identified Cost $5,548,334)		5,087,409

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(12)	153,637,023	153,637
Total Short-Term Investment (Identified Cost $153,637)		153,637

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(12)(13)	7,388,490	7,388
Total Securities Lending Collateral (Identified Cost $7,388)		7,388

TOTAL INVESTMENTS—99.4% (Identified Cost $5,709,359)		$5,248,434
Other assets and liabilities, net—0.6%		29,160
NET ASSETS—100.0%		$5,277,594

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $3,255,506 or 61.7% of net assets.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	92%
Canada	1
Mexico	1
Indonesia	1
United Kingdom	1
Netherlands	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
87

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,321,183	$ —	$1,321,183	$ —
Corporate Bonds and Notes	1,227,529	—	1,227,529	—
Foreign Government Securities	90,174	—	90,174	—
Leveraged Loans	477,830	—	477,830	— (1)
Mortgage-Backed Securities	1,417,351	—	1,405,294	12,057
Municipal Bond	3,674	—	3,674	—
U.S. Government Securities	487,459	—	487,459	—
Equity Securities:
Preferred Stocks	12,582	—	12,582	—
Common Stocks	180	180	—	—
Rights	119	—	—	119
Exchange-Traded Fund	49,328	49,328	—	—
Money Market Mutual Fund	153,637	153,637	—	—
Securities Lending Collateral	7,388	7,388	—	—
Total Investments	$5,248,434	$210,533	$5,025,725	$12,176

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $5,371 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $12,057 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements
88

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.5%
U.S. Treasury Notes 2.500%, 5/31/24	$ 1,000	$ 971
Total U.S. Government Security (Identified Cost $996)		971

Corporate Bonds and Notes—2.9%
Communication Services—0.6%
iHeartCommunications, Inc.
6.375%, 5/1/26	258	239
8.375%, 5/1/27	467	393
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	43
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	472
		1,147

Consumer Discretionary—0.2%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	91
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	257
		348

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	4
Financials—0.2%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	188
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	181
		369

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	85	40
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	10
144A 4.375%, 2/15/27(1)	260	215
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	120
		385

Industrials—0.8%
Icahn Enterprises LP 4.750%, 9/15/24	550	515
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	236
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	441
	Par Value	Value

Industrials—continued
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	$ 295	$ 237
		1,429

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	175
Materials—0.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	491
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	94
		585

Real Estate—0.5%
iStar, Inc. 4.250%, 8/1/25	875	849
VICI Properties LP 144A 4.625%, 6/15/25(1)	70	66
		915

Total Corporate Bonds and Notes (Identified Cost $6,136)		5,357

Leveraged Loans—91.0%
Aerospace—4.7%
Air Canada (3 month LIBOR + 3.500%) 6.421%, 8/11/28(2)	268	254
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 7.206% - 7.558%, 2/15/29(2)	658	627
American Airlines, Inc.
(3 month LIBOR + 4.750%) 7.460%, 4/20/28(2)	390	377
2017, Tranche B (1 month LIBOR + 2.000%) 4.818%, 12/15/23(2)	792	780
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.615%, 6/7/28(2)	1,301	1,234
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 5.993%, 12/11/26(2)	820	720
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 5.865%, 9/22/28(2)	804	766
Second Lien (1 month LIBOR + 5.750%) 8.865%, 9/21/29(2)	70	67
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.777%, 6/21/27(2)	$ 1,021	$ 1,023
TransDigm, Inc. Tranche F (3 month LIBOR + 2.250%) 5.924%, 12/9/25(2)	2,194	2,098
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 6.533%, 4/21/28(2)	817	779
		8,725

Chemicals—4.3%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 7.084%, 11/24/27(2)	537	493
Avient Corp. Tranche B-6 (1 month Term SOFR + 3.250%) 6.297%, 8/29/29(2)	500	498
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 5.556%, 9/29/28(2)	822	756
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 5.115%, 4/1/24(2)	2,547	2,459
Innophos Holdings, Inc. (1 month LIBOR + 3.250%) 6.365%, 2/5/27(2)	848	820
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 5.865%, 10/1/25(2)	1,716	1,606
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 5.115%, 9/6/24(2)	1,009	967
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 7.438%, 9/22/28(2)	367	343
		7,942

Consumer Durables—0.7%
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 6.210% - 6.266%, 11/8/23(2)	664	57
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 5.134%, 1/29/29(2)	1,221	1,180
		1,237

See Notes to Financial Statements
89

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—1.8%
DS Parent, Inc. Tranche B (3-6 month LIBOR + 5.750%) 9.424% - 9.920%, 12/8/28(2)	$ 712	$ 682
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 6.820%, 12/22/26(2)	1,135	1,048
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 7.115%, 6/30/24(2)	1,006	934
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 7.674%, 8/12/24(2)	659	569
		3,233

Energy—3.1%
AL GCX Holdings LLC (3 month Term SOFR + 3.900%) 6.066%, 5/17/29(2)	625	615
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 9.365%, 3/28/24(2)	663	663
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 6.210%, 12/21/28(2)	1,071	989
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 8.174%, 6/17/27(2)	738	723
M6 ETX Holdings II Midco LLC (3 month LIBOR + 4.000%) 0.000%, 9/19/29(2)(3)	500	490
Medallion Midland Acquisition LLC (3 month LIBOR + 3.750%) 7.424%, 10/18/28(2)	844	814
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.211%, 10/5/28(2)	725	702
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(4)(5)	11	—
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.950%, 9/27/24(2)	$ 784	$ 765
		5,761

Financials—3.4%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/15/27(2)	1,236	1,128
Asurion LLC
Tranche B-8 (1 month LIBOR + 3.250%) 6.365%, 12/23/26(2)	927	784
Tranche B-9 (1 month LIBOR + 3.250%) 6.365%, 7/31/27(2)	545	458
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 3.000%) 6.034%, 6/15/25(2)	1,148	1,070
Citadel Securities LP
2021 (1 month Term SOFR + 2.614%) 5.649%, 2/2/28(2)	1,516	1,470
Tranche B (1 month Term SOFR + 3.114%) 6.149%, 2/2/28(2)	176	174
Deerfield Dakota Holding LLC First Lien (1 month Term SOFR + 3.750%) 6.784%, 4/9/27(2)	1,178	1,110
		6,194

Food / Tobacco—4.1%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 5.615%, 4/6/28(2)	960	938
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 7.142%, 11/24/27(2)	609	570
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 5.365%, 1/29/27(2)	924	870
H-Food Holdings LLC (1 month LIBOR + 3.688%) 6.803%, 5/23/25(2)	1,564	1,213
Pegasus Bidco B.V. Tranche B-2 (2 month Term SOFR + 4.250%) 6.962%, 7/12/29(2)	1,075	1,025
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 6.615%, 9/23/27(2)	$ 1,359	$ 1,259
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 5.899%, 7/2/25(2)	1,339	1,149
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 7.174%, 3/31/28(2)	676	605
		7,629

Forest Prod / Containers—3.4%
Anchor Glass Container Corp.
2017 (1-3 month LIBOR + 2.750%) 6.424% - 6.534%, 12/7/23(2)	713	554
2020 (1 month LIBOR + 5.000%) 8.674%, 12/7/23(2)	381	301
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(2)	968	817
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 5.814%, 4/3/24(2)	1,554	1,444
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 1/31/25(2)	1,130	1,030
TricorBraun, Inc. (1 month LIBOR + 3.250%) 6.365%, 3/3/28(2)	825	774
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.250%) 6.924%, 10/17/24(2)	1,029	1,000
Tranche B-3, First Lien (3 month LIBOR + 4.000%) 7.674%, 9/15/28(2)	351	332
Tranche B-3, First Lien (3 month LIBOR + 4.000%) 7.674%, 9/15/28(2)	31	31
		6,283

Gaming / Leisure—6.0%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.865%, 12/23/24(2)	1,924	1,876
See Notes to Financial Statements
90

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp.
2021, Tranche B (6 month LIBOR + 3.250%) 6.127%, 10/18/28(2)	$ 471	$ 410
Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(2)	607	549
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 10.615%, 5/1/28(2)	645	636
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 7.034%, 1/26/29(2)	1,111	1,029
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 7.674%, 4/26/28(2)	881	833
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.870%, 4/29/24(2)	2,160	2,078
PUG LLC Tranche B (1 month LIBOR + 3.500%) 6.615%, 2/12/27(2)	864	748
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.602%, 11/1/26(2)	265	252
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.617%, 4/4/29(2)	280	259
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 5.906%, 4/13/29(2)	948	919
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(2)	1,423	1,365
		10,954

Health Care—12.6%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 5.375%, 1/4/26(2)	463	446
(1 month LIBOR + 2.750%) 5.375%, 1/4/26(2)	202	194
Change Healthcare Holdings LLC (3 month PRIME + 1.500%) 7.750%, 3/1/24(2)	1,050	1,046
Charlotte Buyer, Inc. Tranche B (3 month Term SOFR + 5.250%) 7.980%, 2/11/28(2)	1,000	935
	Par Value	Value

Health Care—continued
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 9/29/28(2)	$ 1,025	$ 982
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.000%) 12.250%, 3/27/28(2)(6)	528	445
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 6.325%, 3/31/27(2)	781	200
(3 month Term SOFR + 4.250%) 6.825%, 3/31/27(2)	319	139
(3 month Term SOFR + 7.875%) 10.531%, 3/31/27(2)	91	88
eResearchTechnology, Inc. First Lien (1 month LIBOR + 4.500%) 7.615%, 2/4/27(2)	625	582
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 7.674%, 10/1/27(2)	1,071	1,019
Heartland Dental LLC (1 month LIBOR + 3.500%) 6.615%, 4/30/25(2)	757	695
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 7.924%, 8/19/28(2)	512	482
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.871%, 11/16/25(2)	1,337	1,241
Medline Borrower LP (1 month LIBOR + 3.250%) 6.365%, 10/23/28(2)	622	571
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 8.313%, 4/22/27(2)	681	497
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 7.424%, 11/30/27(2)	1,115	1,058
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 5.865%, 2/14/25(2)	1,511	1,386
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 5.634%, 4/20/29(2)	1,042	1,024
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 6.365%, 3/5/26(2)	300	284
	Par Value	Value

Health Care—continued
Tranche B-3 (1 month LIBOR + 3.500%) 6.615%, 3/5/26(2)	$ 811	$ 769
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 6.365%, 11/15/28(2)	707	673
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 6.076%, 6/22/26(2)	642	558
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 6.674%, 11/18/27(2)	749	691
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 6.034%, 6/21/29(2)	1,365	1,342
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 5.620%, 3/6/25(2)	1,063	1,026
Southern Veterinary Partners LLC First Lien (1 month LIBOR + 4.000%) 7.115%, 10/5/27(2)	1,231	1,162
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 7.424%, 10/1/26(2)	527	489
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.510%, 8/31/26(2)	1,463	1,386
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 8.284%, 3/2/27(2)	399	339
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 8.065%, 11/20/26(2)	263	243
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.865%, 7/2/25(2)	1,401	1,299
		23,291

Housing—3.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 5.115%, 1/15/27(2)	1,074	1,039
Chariot Buyer LLC (1 month LIBOR + 3.500%) 6.615%, 11/3/28(2)	714	647
See Notes to Financial Statements
91

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Housing—continued
CPG International LLC (3 month Term SOFR + 2.600%) 4.092%, 4/28/29(2)	$ 1,250	$ 1,203
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 8.153%, 4/29/29(2)	1,000	914
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 6.115%, 6/9/28(2)	1,229	1,180
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 6.306%, 6/2/28(2)	848	781
2022 (3 month Term SOFR + 3.500%) 6.177%, 6/2/28(2)	75	68
		5,832

Information Technology—13.1%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 6.674%, 9/19/24(2)	1,491	1,452
Second Lien (3 month LIBOR + 5.500%) 9.174%, 9/19/25(2)	747	733
Barracuda Networks, Inc. First Lien (1 month Term SOFR + 4.500%) 7.534%, 8/15/29(2)	1,000	938
BMC Software 2021 (1 month LIBOR + 3.750%) 6.865%, 10/2/25(2)	1,808	1,709
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 1.250%) 4.365%, 9/21/28(2)	1,311	1,265
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(2)	425	409
ConnectWise LLC (3 month LIBOR + 3.500%) 7.174%, 9/29/28(2)	839	782
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 6.365%, 7/30/27(2)	970	907
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.865%, 2/15/24(2)	1,589	1,570
	Par Value	Value

Information Technology—continued
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 7.115%, 12/1/27(2)	$ 699	$ 664
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 6.615%, 7/1/24(2)	1,810	1,749
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.250%) 6.924%, 3/2/28(2)	829	784
Second Lien (3 month LIBOR + 7.000%) 10.674%, 3/2/29(2)	290	272
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 8.424%, 4/1/28(2)	212	196
Magenta Buyer LLC First Lien (1 month LIBOR + 4.750%) 7.870%, 7/27/28(2)	2	2
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 6.365%, 3/10/28(2)	596	555
Proofpoint, Inc. First Lien (3 month LIBOR + 3.250%) 6.320%, 8/31/28(2)	1,166	1,093
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.977%, 2/1/29(2)	705	516
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 6.115%, 4/24/28(2)	1,620	1,515
Sophia LP
2022, Tranche B-1 (1 month Term SOFR + 4.000%) 7.034%, 10/7/27(2)	359	346
Tranche B (3 month LIBOR + 3.500%) 7.174%, 10/7/27(2)	968	929
Tenable, Inc. (3 month LIBOR + 2.750%) 5.556%, 7/7/28(2)	1,157	1,099
Uber Technologies, Inc. 2021 (3 month LIBOR + 3.500%) 6.570%, 2/25/27(2)	1,534	1,492
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(2)	55	52
	Par Value	Value

Information Technology—continued
2021-2, First Lien (3 month LIBOR + 3.250%) 5.535%, 5/4/26(2)	$ 2,282	$ 2,166
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 5.303%, 3/2/27(2)	1,036	984
		24,179

Manufacturing—6.4%
Alliance Laundry Systems LLC Tranche B (1 month LIBOR + 3.500%) 5.955%, 10/8/27(2)	974	932
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 8.392%, 6/23/28(2)	951	879
Second Lien (1 month LIBOR + 8.250%) 10.500%, 6/25/29(2)	400	372
Circor International, Inc. (1 month LIBOR + 5.500%) 8.584%, 12/20/28(2)	988	922
Filtration Group Corp.
(1 month LIBOR + 3.000%) 6.115%, 3/31/25(2)	1,470	1,409
2021 (1 month LIBOR + 3.500%) 6.615%, 10/21/28(2)	357	338
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 5.615%, 3/31/27(2)	1,545	1,482
NCR Corp. (3 month LIBOR + 2.500%) 5.310%, 8/28/26(2)	1,383	1,324
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.926%, 2/23/29(2)	726	683
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 7.365%, 3/17/27(2)	936	883
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 6.115%, 10/1/25(2)	1,597	1,570
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.877%, 3/28/25(2)	1,067	953
		11,747

See Notes to Financial Statements
92

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—1.0%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 6.115%, 5/1/26(2)	$ 1,264	$ 1,185
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 5.615%, 9/18/26(2)	727	716
		1,901

Media / Telecom - Cable/Wireless Video—1.5%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 5.068%, 7/17/25(2)	1,568	1,491
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 8.115%, 8/2/27(2)	707	657
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 5.318%, 1/31/28(2)	620	591
		2,739

Media / Telecom - Diversified Media—2.6%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 4.560% - 5.430%, 3/31/25(2)	1,039	976
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 6.306%, 8/21/26(2)	1,047	932
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 6.612%, 12/1/28(2)	748	666
McGraw-Hill Education, Inc. (3-6 month LIBOR + 4.750%) 7.820% - 8.316%, 7/28/28(2)	1,291	1,188
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.870%, 5/18/25(2)	1,035	985
		4,747

Media / Telecom - Telecommunications—2.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 5.365%, 3/15/27(2)	880	798
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.063%, 10/2/27(2)	646	557
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 4.865%, 3/1/27(2)	$ 1,026	$ 973
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 5.556%, 7/31/25(2)	963	877
Tranche B-12 (3 month LIBOR + 3.688%) 6.200%, 1/31/26(2)	526	476
Tranche B-13 (3 month LIBOR + 4.000%) 6.905%, 8/14/26(2)	626	566
West Corp.
Tranche B (1 month LIBOR + 4.000%) 7.115%, 10/10/24(2)	434	371
Tranche B-1 (1 month LIBOR + 3.500%) 6.615%, 10/10/24(2)	395	333
		4,951

Metals / Minerals—0.6%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.285%, 7/31/26(2)	491	465
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.834%, 3/31/25(2)	746	706
		1,171

Retail—1.7%
CNT Holdings I Corp. First Lien (1 month Term SOFR + 3.500%) 6.248%, 11/8/27(2)	1,021	971
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.865%, 3/6/28(2)	1,285	1,184
Isagenix International LLC (3 month LIBOR + 7.750%) 11.354%, 6/14/25(2)	501	198
PetsMart LLC (1 month LIBOR + 3.750%) 6.870%, 2/11/28(2)	387	366
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 7.865%, 6/1/28(2)	574	489
		3,208

Service—8.9%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 6.865%, 5/12/28(2)	564	495
	Par Value	Value

Service—continued
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.557%, 7/27/28(2)	$ 618	$ 587
BrightView Landscapes LLC Tranche B (1 month Term SOFR + 3.250%) 6.284%, 4/20/29(2)	1,297	1,243
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(2)	1,033	924
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 6.282%, 1/18/29(2)	134	129
Tranche B (1 month LIBOR + 3.250%) 6.330%, 2/6/26(2)	1,364	1,317
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 7.865%, 12/23/27(2)	334	317
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 7.240%, 10/30/26(2)	740	695
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 7.620%, 1/29/26(2)	823	769
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 6.703%, 11/23/28(2)	1,533	1,454
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.865%, 2/1/28(2)	1,219	1,153
Pike Corp.
2028 (1 month LIBOR + 3.000%) 6.120%, 1/21/28(2)	1,141	1,105
2028, Tranche B (1 month Term SOFR + 3.500%) 6.534%, 1/21/28(2)	145	141
PODS LLC (1 month LIBOR + 3.000%) 6.115%, 3/31/28(2)	1,255	1,185
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 6.365%, 12/31/25(2)	1,069	1,010
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 6.365%, 2/10/29(2)	1,506	1,424
See Notes to Financial Statements
93

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 7.375%, 8/7/28(2)	$ 723	$ 658
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 6.870%, 12/21/27(2)	1,024	988
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 5.365%, 3/31/28(2)	793	768
		16,362

Transportation - Automotive—2.4%
American Axle & Manufacturing, Inc. Tranche B (1-3 month LIBOR + 2.250%) 5.040% - 5.340%, 4/6/24(2)	1,000	977
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 6.365%, 4/30/26(2)	812	766
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 5.115%, 11/2/23(2)	940	865
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 7.250%, 5/4/28(2)	1,172	1,096
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.556%, 10/28/27(2)	787	745
		4,449

Utilities—2.8%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.865%, 8/1/25(2)	2,336	2,229
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 5.115%, 1/15/25(2)	1,036	1,006
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 5.115%, 8/12/26(2)	439	420
Generation Bridge II LLC
Tranche B (1 month LIBOR + 5.000%) 8.149%, 2/23/29(2)	335	330
	Par Value	Value

Utilities—continued
Tranche C (1 month LIBOR + 5.000%) 8.149%, 2/23/29(2)	$ 41	$ 40
Lightstone Holdco LLC
Tranche B (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(2)	1,212	1,104
Tranche C (1 month Term SOFR + 5.750%) 8.784%, 2/1/27(2)	69	62
		5,191

Total Leveraged Loans (Identified Cost $178,910)		167,726

	Shares
Common Stocks—1.0%
Communication Services—0.1%
iHeartMedia, Inc. Class A(7)	11,099	81
Consumer Discretionary—0.6%
Libbey Glass, Inc.(7)	40,573	568
NMG Parent LLC(4)(7)	3,033	531
		1,099

Materials—0.3%
Covia Holdings LLC(7)	48,743	634
Total Common Stocks (Identified Cost $666)		1,814

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(4)(7)	152,810	184
Total Rights (Identified Cost $129)		184

Total Long-Term Investments—95.5% (Identified Cost $186,837)		176,052

Short-Term Investments—2.4%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(8)	2,468,379	2,468
Total Money Market Mutual Fund (Identified Cost $2,468)		2,468

Par Value
U.S. Government Securities—1.1%
U.S. Treasury Bills
0.000%, 10/13/22(9)	$ 960	959
	Par Value	Value
0.000%, 5/18/23(9)	$ 1,000	$ 978
Total U.S. Government Securities (Identified Cost $1,946)		1,937

Total Short-Term Investments (Identified Cost $4,414)		4,405

TOTAL INVESTMENTS—97.9% (Identified Cost $191,251)		$180,457
Other assets and liabilities, net—2.1%		3,908
NET ASSETS—100.0%		$184,365

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $3,361 or 1.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Issued with a zero coupon. Income is recognized through the accretion of discount.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
94

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
Country Weightings (Unaudited)†
United States	92%
Canada	2
Netherlands	2
Luxembourg	1
France	1
Spain	1
Panama	1
Total	100%
† % of total investments as of September 30, 2022.
As of September 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Precision Medicine Group LLC, (3 month LIBOR + 3.000%) 3.000%, 11/18/27	$28	$28	$26	$(2)
Trident TPI Holdings, Inc., (3 month LIBOR + 4.000%) 7.674%, 9/15/28	19	19	16	(3)
Total	$47	$47	$42	$(5)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 5,357	$ —	$ 5,357	$ —
Leveraged Loans	167,726	—	167,726	— (1)
U.S. Government Securities	2,908	—	2,908	—
Equity Securities:
Rights	184	—	—	184
Common Stocks	1,814	81	1,202	531
Money Market Mutual Fund	2,468	2,468	—	—
Total Investments	$180,457	$2,549	$177,193	$715

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $568 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements
95

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.5%
Alabama—1.2%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put, Series A, 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 908
Arizona—4.7%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series B 5.000%, 7/1/37	360	375
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,043
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	522
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	582
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue, 5.000%, 8/1/25	1,000	1,015
		3,537

Arkansas—0.7%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	525
California—2.9%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.500%, 6/1/24	150	151
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/23	225	226
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	257
California State Municipal Finance Authority, Community Medical Centers, Series A (Pre-Refunded 2/1/25 @ 100) 5.000%, 2/1/27	400	416
	Par Value	Value

California—continued
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	$ 545	$ 578
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	360
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	182
		2,170

Colorado—6.7%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	411
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	970	982
6.250%, 11/15/28	2,250	2,387
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,257
		5,037

Connecticut—3.2%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	330	295
Connecticut State Health & Educational Facilities Authority Revenue, Series A 4.000%, 7/1/40	725	639
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	197
State of Connecticut, Series E
General Obligation, 5.000%, 9/15/34	750	796
Special Tax Revenue, 3.125%, 5/1/40	610	476
		2,403

	Par Value	Value

District of Columbia—6.0%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation Series C Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	$ 4,030	$ 4,502
Florida—14.2%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,051
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	312
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	233
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	494
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	326
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	41
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	205
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,749
Seminole County School Board, Certificates of Participation, Series D 5.000%, 7/1/29	1,935	2,038
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	775
State of Florida, Department of Transportation Right of Way General Obligation, 5.000%, 7/1/31	3,000	3,248
See Notes to Financial Statements
96

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Florida—continued
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	$ 250	$ 269
		10,741

Georgia—0.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	569
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	236
Illinois—12.6%
City of Chicago
Second Lien, (AGM Insured) 5.000%, 11/1/31	500	529
Second Lien, (AGM Insured) 5.250%, 11/1/32	350	373
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	514
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,075
Illinois Housing Development Authority, Social Bonds Series D (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	475	319
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,046
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, Convertible Capital Appreciation Series B, (AGM Insured) 0.000%, 6/15/26	1,000	858
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	468
	Par Value	Value

Illinois—continued
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	$ 1,500	$ 1,567
State of Illinois, General Obligation,
5.000%, 2/1/26	1,490	1,509
5.000%, 2/1/27	1,250	1,274
		9,532

Indiana—2.3%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,726
Maine—3.1%
City of Portland, General Airport Revenue,
5.000%, 7/1/26	1,000	1,009
5.000%, 7/1/29	580	585
5.000%, 7/1/30	770	777
		2,371

Maryland—2.5%
Maryland Community Development Administration, Revenue, Series A
1.250%, 3/1/30	200	161
1.950%, 9/1/41	500	320
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, 5.000%, 8/15/26	800	820
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, Series A 5.000%, 5/15/42	600	604
		1,905

Massachusetts—1.1%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	347
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	517
		864

Michigan—1.3%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	521
	Par Value	Value

Michigan—continued
4.000%, 10/15/36	$ 500	$ 486
		1,007

Mississippi—1.3%
State of Mississippi, Series B (Covid-19 Go Emergency Bonds) General Obligation, 4.000%, 10/1/39	1,000	950
New Jersey—2.0%
New Jersey Turnpike Authority, Toll Revenue, Series B 4.000%, 1/1/35	240	233
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	245	247
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	257
5.000%, 6/1/32	250	256
5.000%, 6/1/33	250	255
5.000%, 6/1/34	250	254
		1,502

New York—2.8%
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	181
New York City Housing Development Corp., Sustainable Development Bonds Revenue, (FHA 542(C) Insured) 2.400%, 11/1/46	750	465
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	199
(AGM Insured) 3.000%, 1/1/37	100	77
(AGM Insured) 3.000%, 1/1/46	750	515
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	153
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	302
See Notes to Financial Statements
97

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

New York—continued
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	$ 190	$ 193
		2,085

Ohio—2.7%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Series A-2 Class 1 Revenue, 4.000%, 6/1/48	500	407
New Albany Community Authority, Community Facilities Revenue, Series C 5.000%, 10/1/24	1,250	1,252
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	390
		2,049

Oregon—3.0%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, Series A 4.500%, 1/1/49	240	240
State of Oregon, Article XI-Q Series F General Obligation, 5.000%, 5/1/33	1,095	1,147
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	837
		2,224

Pennsylvania—4.1%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	254
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	315
	Par Value	Value

Pennsylvania—continued
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	$ 250	$ 263
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Convertible Capital Appreciation Series E, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,230
		3,062

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	299
Tennessee—2.7%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, Series A 5.000%, 10/1/26	1,000	1,018
Tennessee State School Bond Authority, Higher Education Program Revenue, (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,050
		2,068

Texas—11.4%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	672
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,055
	Par Value	Value

Texas—continued
North Texas Tollway Authority, Special Project System Revenue, Convertible Capital Appreciation Bonds Series C, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	$ 2,835	$ 3,383
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	1,075	1,117
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 2.863%, 9/15/27(2)	1,895	1,826
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	577
		8,630

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	304
West Virginia—0.4%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	303
Wisconsin—1.7%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,018
See Notes to Financial Statements
98

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Wisconsin—continued
Waste Management, Inc. Revenue, (AMT) 2.875%, 5/1/27	$ 250	$ 235
		1,253

Total Municipal Bonds (Identified Cost $75,476)		72,762

Total Long-Term Investments—96.5% (Identified Cost $75,476)		72,762

	Shares
Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(4)	1,689,585	1,690
Total Short-Term Investment (Identified Cost $1,690)		1,690

TOTAL INVESTMENTS—98.7% (Identified Cost $77,166)		$74,452
Other assets and liabilities, net—1.3%		993
NET ASSETS—100.0%		$75,445
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At September 30, 2022, 18.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $302 or 0.4% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$72,762	$ —	$72,762
Money Market Mutual Fund	1,690	1,690	—
Total Investments	$74,452	$1,690	$72,762
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
99

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 104,096	$ 44,958	$ 547,933	$ 238,070
Cash	112	107	164	219
Receivables
Investment securities sold	7,965	— (a)	4,902	1,850
Fund shares sold	59	3	415	471
Dividends and interest	719	814	1,752	2,096
Securities lending income	— (a)	— (a)	— (a)	— (a)
Prepaid Trustees’ retainer	2	1	7	3
Prepaid expenses	22	19	34	41
Other assets	12	5	62	27
Total assets	112,987	45,907	555,269	242,777
Liabilities
Payables
Fund shares repurchased	19,486	109	913	620
Investment securities purchased	6	15	—	120
Collateral on securities loaned	187	463	18	557
Dividend distributions	—	11	47	179
Investment advisory fees	10	5	92	92
Distribution and service fees	7	9	26	24
Administration and accounting fees	10	4	48	21
Transfer agent and sub-transfer agent fees and expenses	17	10	77	47
Professional fees	42	32	87	61
Trustee deferred compensation plan	12	5	62	27
Interest expense and/or commitment fees	— (a)	— (a)	2	1
Other accrued expenses	17	17	42	23
Unrealized depreciation on unfunded loan commitments(b)	—	—	—	1
Total liabilities	19,794	680	1,414	1,773
Net Assets	$ 93,193	$ 45,227	$ 553,855	$ 241,004
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 55	$ —
Capital paid in on shares of beneficial interest	110,271	57,235	606,684	293,932
Accumulated earnings (loss)	(17,078)	(12,008)	(52,884)	(52,928)
Net Assets	$ 93,193	$ 45,227	$ 553,855	$ 241,004
Net Assets:
Class A	$ 27,013	$ 36,258	$ 77,244	$ 64,515
Class C	$ 1,283	$ 1,013	$ 11,773	$ 12,014
Class I	$ 63,559	$ 6,196	$ 425,501	$ 159,300
Class R6	$ 1,338	$ 1,760	$ 39,337	$ 5,175
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	2,745,789	10,280,206	7,658,098	7,394,092
Class C	133,511	292,210	1,167,168	1,361,077
Class I	6,354,713	1,753,585	42,194,246	18,307,169
Class R6	133,734	498,644	3,896,905	590,750
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.84	$ 3.53	$ 10.09	$ 8.73
Class C	$ 9.61	$ 3.47	$ 10.09	$ 8.83
Class I	$ 10.00	$ 3.53	$ 10.08	$ 8.70
Class R6	$ 10.01	$ 3.53	$ 10.09	$ 8.76
See Notes to Financial Statements
100

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.22	$ 3.67	$ 10.32	$ 9.07
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 118,822	$ 52,126	$ 591,404	$ 272,332
(2) Market value of securities on loan	$ 178	$ 446	$ 17	$ 530
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
(b)	See Schedule of Investments for schedule of unfunded loan commitments.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
101

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 5,248,434	$ 180,457	$ 74,452
Cash	3,992	544	—
Receivables
Investment securities sold	18,497	3,660	—
Fund shares sold	12,632	417	110
Dividends and interest	25,088	648	1,054
Securities lending income	1	—	—
Prepaid Trustees’ retainer	69	2	1
Prepaid expenses	35	25	15
Other assets	576	20	8
Total assets	5,309,324	185,773	75,640
Liabilities
Payables
Fund shares repurchased	18,202	378	92
Investment securities purchased	725	629	—
Collateral on securities loaned	7,388	—	—
Dividend distributions	650	122	9
Investment advisory fees	1,774	55	17
Distribution and service fees	278	18	8
Administration and accounting fees	446	16	7
Transfer agent and sub-transfer agent fees and expenses	795	25	13
Professional fees	600	33	34
Trustee deferred compensation plan	576	20	8
Interest expense and/or commitment fees	21	90	— (a)
Other accrued expenses	275	17	7
Unrealized depreciation on unfunded loan commitments(b)	—	5	—
Total liabilities	31,730	1,408	195
Net Assets	$ 5,277,594	$ 184,365	$ 75,445
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 8
Capital paid in on shares of beneficial interest	5,972,735	265,541	78,678
Accumulated earnings (loss)	(695,141)	(81,176)	(3,241)
Net Assets	$ 5,277,594	$ 184,365	$ 75,445
Net Assets:
Class A	$ 771,020	$ 56,561	$ 29,594
Class C	$ 181,221	$ 7,202	$ 2,058
Class C1	$ 44,838	$ —	$ —
Class I	$ 4,254,653	$ 119,257	$ 43,793
Class R6	$ 25,862	$ 1,345	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	179,150,551	6,713,216	2,977,630
Class C	41,491,819	854,165	207,122
Class C1	10,292,522	—	—
Class I	986,965,131	14,176,349	4,406,563
Class R6	5,983,246	159,959	—
See Notes to Financial Statements
102

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.30	$ 8.43	$ 9.94
Class C	$ 4.37	$ 8.43	$ 9.94
Class C1	$ 4.36	$ —	$ —
Class I	$ 4.31	$ 8.41	$ 9.94
Class R6	$ 4.32	$ 8.41	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 4.40	$ 8.67	$ 10.22
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 5,709,359	$ 191,251	$ 77,166
(2) Market value of securities on loan	$ 7,221	$ —	$ —
(3) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
(b)	See Schedule of Investments for schedule of unfunded loan commitments.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
103

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2022
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 25	$ 17	$ 76	$ 136
Interest	3,668	3,172	15,246	13,157
Securities lending, net of fees	4	16	12	45
Total investment income	3,697	3,205	15,334	13,338
Expenses
Investment advisory fees	524	288	2,775	1,541
Distribution and service fees, Class A	77	105	229	180
Distribution and service fees, Class C	20	13	155	165
Administration and accounting fees	123	60	693	285
Transfer agent fees and expenses	52	29	288	118
Sub-transfer agent fees and expenses, Class A	18	18	42	49
Sub-transfer agent fees and expenses, Class C	2	1	15	12
Sub-transfer agent fees and expenses, Class I	59	10	354	148
Custodian fees	8	3	13	8
Printing fees and expenses	10	6	41	20
Professional fees	58	43	129	78
Interest expense and/or commitment fees	1	— (1)	18	3
Registration fees	45	43	84	70
Trustees’ fees and expenses	6	3	36	15
Miscellaneous expenses	30	36	66	39
Total expenses	1,033	658	4,938	2,731
Less net expenses reimbursed and/or waived by investment adviser(2)	(274)	(143)	(999)	(281)
Less low balance account fees	(1)	(2)	— (1)	— (1)
Net expenses	758	513	3,939	2,450
Net investment income (loss)	2,939	2,692	11,395	10,888
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,104)	(1,153)	(8,110)	(7,239)
Net change in unrealized appreciation (depreciation) on:
Investments	(17,663)	(8,805)	(48,638)	(38,130)
Net realized and unrealized gain (loss) on investments	(19,767)	(9,958)	(56,748)	(45,369)
Net increase (decrease) in net assets resulting from operations	$(16,828)	$(7,266)	$(45,353)	$(34,481)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
104

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2022
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$ 906	$ 37	$ 31
Interest	178,540	9,436	2,664
Securities lending, net of fees	200	—	—
Total investment income	179,646	9,473	2,695
Expenses
Investment advisory fees	28,756	901	408
Distribution and service fees, Class A	2,190	163	85
Distribution and service fees, Class C	1,130	82	29
Distribution and service fees, Class C1	592	—	—
Administration and accounting fees	6,001	206	97
Transfer agent fees and expenses	2,513	85	40
Sub-transfer agent fees and expenses, Class A	592	39	20
Sub-transfer agent fees and expenses, Class C	201	5	2
Sub-transfer agent fees and expenses, Class C1	40	—	—
Sub-transfer agent fees and expenses, Class I	3,279	79	43
Custodian fees	26	5	1
Printing fees and expenses	389	14	7
Professional fees	934	75	42
Interest expense and/or commitment fees	48	194	1
Registration fees	164	68	34
Trustees’ fees and expenses	312	10	5
Miscellaneous expenses	385	35	8
Total expenses	47,552	1,961	822
Less net expenses reimbursed and/or waived by investment adviser(1)	(2,872)	(109)	(167)
Less low balance account fees	(1)	— (2)	— (2)
Net expenses	44,679	1,852	655
Net investment income (loss)	134,967	7,621	2,040
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(82,760)	(2,643)	(124)
Net change in unrealized appreciation (depreciation) on:
Investments	(511,840)	(10,866)	(11,461)
Net realized and unrealized gain (loss) on investments	(594,600)	(13,509)	(11,585)
Net increase (decrease) in net assets resulting from operations	$(459,633)	$ (5,888)	$ (9,545)

(1)	See Note 3D in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
105

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,939	$ 2,493	$ 2,692	$ 2,871
Net realized gain (loss)	(2,104)	1,697	(1,153)	1,213
Net change in unrealized appreciation (depreciation)	(17,663)	(2,115)	(8,805)	2,872
Increase (decrease) in net assets resulting from operations	(16,828)	2,075	(7,266)	6,956
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,220)	(766)	(2,131)	(2,257)
Class C	(70)	(48)	(54)	(77)
Class I	(3,141)	(1,647)	(380)	(428)
Class R6	(56)	(27)	(112)	(89)
Total dividends and distributions to shareholders	(4,487)	(2,488)	(2,677)	(2,851)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,007)	(2,848)	(2,932)	(1,306)
Class C	(984)	(2,051)	(212)	(1,249)
Class I	8,112	7,692	(757)	(1,652)
Class R6	384	96	224	697
Increase (decrease) in net assets from capital transactions	5,505	2,889	(3,677)	(3,510)
Net increase (decrease) in net assets	(15,810)	2,476	(13,620)	595
Net Assets
Beginning of period	109,003	106,527	58,847	58,252
End of Period	$ 93,193	$ 109,003	$ 45,227	$ 58,847
See Notes to Financial Statements
106

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 11,395	$ 10,172	$ 10,888	$ 13,582
Net realized gain (loss)	(8,110)	2,312	(7,239)	8,732
Net change in unrealized appreciation (depreciation)	(48,638)	(3,172)	(38,130)	2,431
Increase (decrease) in net assets resulting from operations	(45,353)	9,312	(34,481)	24,745
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,330)	(1,338)	(2,724)	(2,827)
Class C	(108)	(126)	(487)	(652)
Class I	(9,384)	(8,684)	(7,635)	(9,489)
Class R6	(554)	(12)	(234)	(229)
Return of Capital:
Class A	—	—	(153)	—
Class C	—	—	(35)	—
Class I	—	—	(396)	—
Class R6	—	—	(12)	—
Total dividends and distributions to shareholders	(11,376)	(10,160)	(11,676)	(13,197)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(16,540)	13,606	(6,219)	1,991
Class C	(4,355)	(2,716)	(5,331)	(11,727)
Class I	(163,556)	233,395	(22,746)	(95,339)
Class R6	14,785	26,847	(222)	104
Increase (decrease) in net assets from capital transactions	(169,666)	271,132	(34,518)	(104,971)
Net increase (decrease) in net assets	(226,395)	270,284	(80,675)	(93,423)
Net Assets
Beginning of period	780,250	509,966	321,679	415,102
End of Period	$ 553,855	$ 780,250	$ 241,004	$ 321,679
See Notes to Financial Statements
107

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 134,967	$ 138,581	$ 7,621	$ 6,883
Net realized gain (loss)	(82,760)	39,968	(2,643)	(4,612)
Net change in unrealized appreciation (depreciation)	(511,840)	4,213	(10,866)	14,570
Increase (decrease) in net assets resulting from operations	(459,633)	182,762	(5,888)	16,841
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(17,877)	(19,363)	(2,381)	(2,075)
Class C	(3,892)	(6,385)	(241)	(448)
Class C1	(735)	(1,217)	—	—
Class I	(111,213)	(115,367)	(4,942)	(4,277)
Class R6	(677)	(649)	(56)	(77)
Return of Capital:
Class A	(1,085)	—	—	—
Class C	(280)	—	—	—
Class C1	(73)	—	—	—
Class I	(6,029)	—	—	—
Class R6	(36)	—	—	—
Total dividends and distributions to shareholders	(141,897)	(142,981)	(7,620)	(6,877)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(98,535)	93,563	(11,478)	11,564
Class C	(64,648)	(168,856)	(1,865)	(18,861)
Class C1	(19,482)	(45,480)	—	—
Class I	(482,484)	651,747	(8,832)	20,879
Class R6	(1,409)	18,649	(179)	(1,251)
Increase (decrease) in net assets from capital transactions	(666,558)	549,623	(22,354)	12,331
Net increase (decrease) in net assets	(1,268,088)	589,404	(35,862)	22,295
Net Assets
Beginning of period	6,545,682	5,956,278	220,227	197,932
End of Period	$ 5,277,594	$ 6,545,682	$ 184,365	$ 220,227
See Notes to Financial Statements
108

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,040	$ 2,353
Net realized gain (loss)	(124)	390
Net change in unrealized appreciation (depreciation)	(11,461)	(303)
Increase (decrease) in net assets resulting from operations	(9,545)	2,440
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(846)	(1,058)
Class C	(51)	(135)
Class I	(1,469)	(2,016)
Total dividends and distributions to shareholders	(2,366)	(3,209)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,838)	1,126
Class C	(1,127)	(4,550)
Class I	(11,580)	(5,053)
Increase (decrease) in net assets from capital transactions	(16,545)	(8,477)
Net increase (decrease) in net assets	(28,456)	(9,246)
Net Assets
Beginning of period	103,901	113,147
End of Period	$ 75,445	$ 103,901
See Notes to Financial Statements
109

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/21 to 9/30/22	$11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	$ 9.84	(13.38) %	$ 27,013	0.81% (6)	1.05%	2.34%	52%
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (7)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
Class C
10/1/21 to 9/30/22	$11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	$ 9.61	(14.05) %	$ 1,283	1.56% (6)	1.84%	1.55%	52%
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (7)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
Class I
10/1/21 to 9/30/22	$12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	$10.00	(13.17) %	$ 63,559	0.57% (6)	0.80%	2.62%	52%
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (7)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
Class R6
10/1/21 to 9/30/22	$12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	$10.01	(13.05) %	$ 1,338	0.45% (6)	0.73%	2.74%	52%
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (7)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (7)	0.79	3.59	49

Newfleet High Yield Fund
Class A
10/1/21 to 9/30/22	$ 4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	$ 3.53	(13.15) %	$ 36,258	1.01% (6)	1.27%	5.10%	47%
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
Class C
10/1/21 to 9/30/22	$ 4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	$ 3.47	(13.87) %	$ 1,013	1.76% (6)	2.08%	4.34%	47%
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
Class I
10/1/21 to 9/30/22	$ 4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	$ 3.53	(13.14) %	$ 6,196	0.76% (6)	1.10%	5.34%	47%
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
110

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class R6
10/1/21 to 9/30/22	$ 4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	$ 3.53	(13.00) %	$ 1,760	0.60% (6)	0.96%	5.50%	47%
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (7)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/21 to 9/30/22	$10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	$10.09	(6.55) %	$ 77,244	0.77% (6)	0.90%	1.46%	38%
10/1/20 to 9/30/21	10.96	0.16	— (8)	0.16	(0.16)	—	—	(0.16)	—	— (8)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
Class C
10/1/21 to 9/30/22	$10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	$10.09	(7.26) %	$ 11,773	1.51% (6)	1.69%	0.70%	38%
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (8)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
Class I
10/1/21 to 9/30/22	$10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	$10.08	(6.41) %	$ 425,501	0.52% (6)	0.66%	1.69%	38%
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
Class R6
10/1/21 to 9/30/22	$10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	$10.09	(6.25) %	$ 39,337	0.45% (6)	0.60%	1.81%	38%
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (8)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (9) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (10)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/21 to 9/30/22	$10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	$ 8.73	(12.15) %	$ 64,515	1.00% (6)	1.10%	3.76%	52%
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (8)	0.29	10.35	6.45 (11)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (8)	0.19	10.16	6.43 (11)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
111

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class C
10/1/21 to 9/30/22	$10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	$ 8.83	(12.78) %	$ 12,014	1.75% (6)	1.85%	3.00%	52%
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (8)	0.29	10.46	5.58 (11)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (8)	0.19	10.26	5.57 (11)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
Class I
10/1/21 to 9/30/22	$10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	$ 8.70	(11.99) %	$ 159,300	0.75% (6)	0.86%	4.00%	52%
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (8)	0.28	10.33	6.70 (11)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (8)	0.17	10.15	6.57 (11)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
Class R6
10/1/21 to 9/30/22	$10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	$ 8.76	(11.83) %	$ 5,175	0.61% (6)	0.78%	4.15%	52%
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (8)	0.30	10.38	6.87 (11)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (8)	0.19	10.17	6.77 (11)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/21 to 9/30/22	$ 4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	$ 4.30	(7.65) %	$ 771,020	0.92% (6)(7)	0.97%	2.04%	41%
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (12)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (12)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (12)	0.98	3.01	58
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	—	(0.13)	—	(0.13)	4.65	0.05	711,425	0.97 (12)	0.98	2.88	55
Class C
10/1/21 to 9/30/22	$ 4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	$ 4.37	(7.79) %	$ 181,221	1.18% (6)(7)	1.24%	1.77%	41%
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (12)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (12)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (12)	1.21	2.78	58
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	—	(0.12)	—	(0.13)	4.71	(0.18)	1,039,109	1.20 (12)	1.21	2.66	55
Class C1
10/1/21 to 9/30/22	$ 4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	$ 4.36	(8.25) %	$ 44,838	1.68% (6)(7)	1.72%	1.27%	41%
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (12)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (12)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (12)	1.72	2.28	58
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	—	(0.10)	—	(0.13)	4.70	(0.68)	304,444	1.70 (12)	1.71	2.16	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
112

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class I
10/1/21 to 9/30/22	$ 4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	$ 4.31	(7.40) %	$4,254,653	0.67% (6)(7)	0.72%	2.29%	41%
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (12)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (12)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (12)	0.72	3.26	58
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	—	(0.14)	—	(0.13)	4.66	0.32	4,981,559	0.71 (12)	0.71	3.16	55
Class R6
10/1/21 to 9/30/22	$ 4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	$ 4.32	(7.32) %	$ 25,862	0.54% (6)(7)	0.69%	2.43%	41%
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	—	(0.15)	—	(0.13)	4.65	0.38	3,161	0.59 (7)	0.65	3.29	55

Newfleet Senior Floating Rate Fund
Class A
10/1/21 to 9/30/22	$ 9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	$ 8.43	(2.87) %	$ 56,561	1.05% (6)(13)	1.11%	3.65%	33%
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (13)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (13)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (13)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
Class C
10/1/21 to 9/30/22	$ 9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	$ 8.43	(3.71) %	$ 7,202	1.80% (6)(13)	1.87%	2.92%	33%
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (13)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (13)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (13)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
Class I
10/1/21 to 9/30/22	$ 9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	$ 8.41	(2.75) %	$ 119,257	0.80% (6)(13)	0.86%	3.94%	33%
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (13)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (13)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (13)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
Class R6
10/1/21 to 9/30/22	$ 9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	$ 8.41	(2.61) %	$ 1,345	0.66% (6)(13)	0.80%	4.08%	33%
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (13)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (13)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (13)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (7)	0.86	4.70	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
113

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Seix Tax-Exempt Bond Fund
Class A
10/1/21 to 9/30/22	$11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	$ 9.94	(10.30) %	$ 29,594	0.85% (6)(7)	1.02%	2.13%	1%
10/1/20 to 9/30/21	11.45	0.23	— (8)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
Class C
10/1/21 to 9/30/22	$11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	$ 9.94	(10.97) %	$ 2,058	1.60% (6)(7)	1.77%	1.37%	1%
10/1/20 to 9/30/21	11.45	0.15	— (8)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
Class I
10/1/21 to 9/30/22	$11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	$ 9.94	(10.07) %	$ 43,793	0.60% (6)(7)	0.79%	2.37%	1%
10/1/20 to 9/30/21	11.45	0.26	— (8)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Amount is less than $0.005 per share.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Payment from affiliate had no impact on total return.
(12)	The share class is currently under its expense limitation.
(13)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2022, 2021, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements
114

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies
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September 30, 2022
consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
  Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
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September 30, 2022
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$ 178	$ 178	$ —
Newfleet High Yield Fund	446	446	—
Newfleet Low Duration Core Plus Bond Fund	17	17	—
Newfleet Multi-Sector Intermediate Bond Fund	530	530	—
Newfleet Multi-Sector Short Term Bond Fund	7,221	7,221	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2022, for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$ 187
Newfleet High Yield Fund	Money Market Mutual Fund	463
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	$ 18
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	557
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	7,388
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
B.	Subadvisers
The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet
Seix Tax-Exempt Bond Fund	Seix(2)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”).
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect wholly owned subsidiary of Virtus.
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September 30, 2022
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	N/A %	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	N/A	0.75	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund(1)	0.90	1.16	1.66	0.65	0.52
Newfleet Senior Floating Rate Fund	0.94	1.69	N/A	0.69	0.55
Seix Tax-Exempt Bond Fund(2)	0.83	1.58	N/A	0.58	N/A
(1)	Effective December 1, 2021. For the period February 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares, Class C1 shares, Class I shares and Class R6 shares, respectively: 1.10%, 1.35%, 1.85%, 0.85% and 0.55%.
(2)	Effective December 1, 2021. For the period February 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 0.85%, 1.60% and 0.60%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending September 30:

	Expiration
Fund	2023	2024	2025	Total
Newfleet Core Plus Bond Fund
Class A	$ 94	$ 90	$ 72	$ 256
Class C	11	9	6	26
Class I	147	165	192	504
Class R6	3	3	4	10
Newfleet High Yield Fund
Class A	169	118	108	395
Class C	8	5	4	17
Class I	36	26	24	86
Class R6	3	6	7	16
Newfleet Low Duration Core Plus Bond Fund
Class A	133	129	119	381
Class C	35	30	28	93
Class I	646	770	805	2,221
Class R6	1	1	47	49
Newfleet Multi-Sector Intermediate Bond Fund
Class A	76	69	68	213
Class C	33	20	16	69
Class I	203	206	188	597
Class R6	8	9	9	26
Newfleet Multi-Sector Short Term Bond Fund
Class A	—	—	410	410
Class C	—	—	130	130
Class C1	—	—	22	22
Class I	—	—	2,267	2,267
Class R6	11	32	43	86
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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Expiration
Fund	2023	2024	2025	Total
Newfleet Senior Floating Rate Fund
Class A	$ 18	$ 29	$ 34	$ 81
Class C	21	13	5	39
Class I	68	55	68	191
Class R6	3	3	2	8
Seix Tax-Exempt Bond Fund
Class A	57	61	60	178
Class C	14	8	5	27
Class I	138	111	102	351
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2022, it retained net commissions of $22 for Class A shares and CDSC of $50, $6 and $15 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2022, the Funds incurred administration fees totaling $6,910 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2022, the Funds incurred transfer agent fees totaling $3,084 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
Cross trades for the period ended September 30, 2022, were executed by certain Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds, or between a fund and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Funds’ CCO provides to the Board written representation that certain transactions effected pursuant to 17a-7 complied with procedures adopted by the Board. Pursuant to these procedures, for the period ended September 30, 2022, the Newfleet Core Plus Bond Fund engaged in Rule 17a-7 securities purchases of $6.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2022, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 60,668	$ 55,102
Newfleet High Yield Fund	23,424	29,040
121

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Purchases	Sales
Newfleet Low Duration Core Plus Bond Fund	$ 210,392	$ 369,908
Newfleet Multi-Sector Intermediate Bond Fund	98,791	172,493
Newfleet Multi-Sector Short Term Bond Fund	2,020,309	3,076,319
Newfleet Senior Floating Rate Fund	63,785	98,460
Seix Tax-Exempt Bond Fund	1,219	17,654
Purchases  and sales of long-term U.S. Government and agency securities during the period ended September 30, 2022, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 10,015	$ 2,807
Newfleet Low Duration Core Plus Bond Fund	41,237	51,174
Newfleet Multi-Sector Intermediate Bond Fund	43,473	18,351
Newfleet Multi-Sector Short Term Bond Fund	427,230	170,859
Newfleet Senior Floating Rate Fund	995	—

Note 5. Capital Share Transactions (reported in thousands) Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	213	$ 2,304	433	$ 5,138	275	$ 1,107	643	$ 2,719
Reinvestment of distributions	99	1,100	57	679	476	1,869	468	1,982
Shares repurchased and cross class conversions	(490)	(5,411)	(731)	(8,665)	(1,479)	(5,908)	(1,415)	(6,007)
Net Increase / (Decrease)	(178)	$ (2,007)	(241)	$ (2,848)	(728)	$ (2,932)	(304)	$ (1,306)
Class C
Shares sold and cross class conversions	25	$ 276	83	$ 958	32	$ 133	66	$ 275
Reinvestment of distributions	6	70	4	47	14	53	19	77
Shares repurchased and cross class conversions	(125)	(1,330)	(264)	(3,056)	(101)	(398)	(385)	(1,601)
Net Increase / (Decrease)	(94)	$ (984)	(177)	$ (2,051)	(55)	$ (212)	(300)	$ (1,249)
Class I
Shares sold and cross class conversions	4,971	$ 56,063	2,228	$ 26,885	422	$ 1,660	1,016	$ 4,312
Reinvestment of distributions	282	3,155	137	1,646	97	382	101	429
Shares repurchased and cross class conversions	(4,782)	(51,106)	(1,732)	(20,839)	(699)	(2,799)	(1,509)	(6,393)
Net Increase / (Decrease)	471	$ 8,112	633	$ 7,692	(180)	$ (757)	(392)	$ (1,652)
Class R6
Shares sold and cross class conversions	59	$ 678	40	$ 487	192	$ 797	308	$ 1,310
Reinvestment of distributions	5	52	2	25	27	107	19	82
Shares repurchased and cross class conversions	(31)	(346)	(34)	(416)	(172)	(680)	(164)	(695)
Net Increase / (Decrease)	33	$ 384	8	$ 96	47	$ 224	163	$ 697

122

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,275	$ 24,030	3,365	$ 36,987	1,108	$ 10,490	1,750	$ 18,067
Reinvestment of distributions	98	1,024	95	1,048	248	2,377	227	2,349
Shares repurchased and cross class conversions	(3,957)	(41,594)	(2,222)	(24,429)	(1,954)	(19,086)	(1,779)	(18,425)
Net Increase / (Decrease)	(1,584)	$ (16,540)	1,238	$ 13,606	(598)	$ (6,219)	198	$ 1,991
Class C
Shares sold and cross class conversions	440	$ 4,714	721	$ 7,915	151	$ 1,478	273	$ 2,855
Reinvestment of distributions	9	99	11	117	48	470	56	587
Shares repurchased and cross class conversions	(870)	(9,168)	(978)	(10,748)	(750)	(7,279)	(1,454)	(15,169)
Net Increase / (Decrease)	(421)	$ (4,355)	(246)	$ (2,716)	(551)	$ (5,331)	(1,125)	$ (11,727)
Class I
Shares sold and cross class conversions	17,323	$ 184,267	34,575	$ 380,072	7,134	$ 67,976	6,787	$ 70,111
Reinvestment of distributions	821	8,632	714	7,839	648	6,191	573	5,912
Shares repurchased and cross class conversions	(33,854)	(356,455)	(14,066)	(154,516)	(10,063)	(96,913)	(16,613)	(171,362)
Net Increase / (Decrease)	(15,710)	$ (163,556)	21,223	$ 233,395	(2,281)	$ (22,746)	(9,253)	$ (95,339)
Class R6
Shares sold and cross class conversions	2,038	$ 21,359	2,468	$ 27,070	70	$ 674	143	$ 1,491
Reinvestment of distributions	45	469	1	10	19	181	16	169
Shares repurchased and cross class conversions	(669)	(7,043)	(21)	(233)	(109)	(1,077)	(150)	(1,556)
Net Increase / (Decrease)	1,414	$ 14,785	2,448	$ 26,847	(20)	$ (222)	9	$ 104

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	28,778	$ 132,136	64,678	$ 308,633	2,640	$ 23,430	2,450	$ 21,880
Reinvestment of distributions	3,692	16,722	3,506	16,718	228	1,991	201	1,792
Shares repurchased and cross class conversions	(54,254)	(247,393)	(48,581)	(231,788)	(4,176)	(36,899)	(1,360)	(12,108)
Net Increase / (Decrease)	(21,784)	$ (98,535)	19,603	$ 93,563	(1,308)	$ (11,478)	1,291	$ 11,564
Class C
Shares sold and cross class conversions	3	$ 8	27	$ 129	428	$ 3,759	87	$ 779
Reinvestment of distributions	909	4,180	1,313	6,350	26	227	48	427
Shares repurchased and cross class conversions	(14,912)	(68,836)	(36,232)	(175,335)	(664)	(5,851)	(2,249)	(20,067)
Net Increase / (Decrease)	(14,000)	$ (64,648)	(34,892)	$ (168,856)	(210)	$ (1,865)	(2,114)	$ (18,861)
123

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C1
Shares sold and cross class conversions	1,445	$ 6,764	4,162	$ 20,098	—	$ —	—	$ —
Reinvestment of distributions	148	677	215	1,038	—	—	—	—
Shares repurchased and cross class conversions	(5,857)	(26,923)	(13,810)	(66,616)	—	—	—	—
Net Increase / (Decrease)	(4,264)	$ (19,482)	(9,433)	$ (45,480)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	252,671	$ 1,160,210	357,498	$ 1,709,159	9,393	$ 82,580	7,595	$ 67,477
Reinvestment of distributions	22,911	103,966	20,996	100,297	421	3,661	249	2,216
Shares repurchased and cross class conversions	(383,808)	(1,746,660)	(242,228)	(1,157,709)	(10,834)	(95,073)	(5,504)	(48,814)
Net Increase / (Decrease)	(108,226)	$ (482,484)	136,266	$ 651,747	(1,020)	$ (8,832)	2,340	$ 20,879
Class R6
Shares sold and cross class conversions	1,649	$ 7,583	5,181	$ 24,747	1	$ 13	7	$ 61
Reinvestment of distributions	131	593	111	533	6	53	8	74
Shares repurchased and cross class conversions	(2,102)	(9,585)	(1,384)	(6,631)	(27)	(245)	(156)	(1,386)
Net Increase / (Decrease)	(322)	$ (1,409)	3,908	$ 18,649	(20)	$ (179)	(141)	$ (1,251)

	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	123	$ 1,342	479	$ 5,477
Reinvestment of distributions	69	741	79	912
Shares repurchased and cross class conversions	(552)	(5,921)	(459)	(5,263)
Net Increase / (Decrease)	(360)	$ (3,838)	99	$ 1,126
Class C
Shares sold and cross class conversions	12	$ 131	27	$ 316
Reinvestment of distributions	5	51	12	134
Shares repurchased and cross class conversions	(123)	(1,309)	(437)	(5,000)
Net Increase / (Decrease)	(106)	$ (1,127)	(398)	$ (4,550)
Class I
Shares sold and cross class conversions	741	$ 7,806	782	$ 8,979
Reinvestment of distributions	122	1,320	157	1,799
Shares repurchased and cross class conversions	(1,949)	(20,706)	(1,380)	(15,831)
Net Increase / (Decrease)	(1,086)	$ (11,580)	(441)	$ (5,053)
124

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Note 6. 10% Shareholders
As of September 30, 2022, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	56%	2
Newfleet Low Duration Core Plus Bond Fund	54	4
Newfleet Multi-Sector Intermediate Bond Fund	42	3
Newfleet Multi-Sector Short Term Bond Fund	35	2
Newfleet Senior Floating Rate Fund	28	2
Seix Tax-Exempt Bond Fund	11	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At September 30, 2022, the Funds did not hold any securities that were restricted.
125

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Newfleet Low Duration Core Plus Bond Fund	$12	$11,105	1.76%	22
Newfleet Multi-Sector Intermediate Bond Fund	2	2,392	1.33	26
Newfleet Multi-Sector Short Term Bond Fund	1	2,040	1.43	15
Note 11. Borrowings
($ reported in thousands)
On May 6, 2020, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended September 30, 2022, were $172 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended September 30, 2022, the average daily borrowings under the Agreement and the weighted daily average interest rate were $2,148 and 1.00%, respectively. At September 30, 2022, the Fund had no outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 118,896	$ 25	$ (14,825)	$ (14,800)
Newfleet High Yield Fund	52,077	80	(7,199)	(7,119)
Newfleet Low Duration Core Plus Bond Fund	591,389	9	(43,465)	(43,456)
Newfleet Multi-Sector Intermediate Bond Fund	272,352	242	(34,524)	(34,282)
Newfleet Multi-Sector Short Term Bond Fund	5,709,976	501	(462,043)	(461,542)
Newfleet Senior Floating Rate Fund	191,343	1,368	(12,254)	(10,886)
Seix Tax-Exempt Bond Fund	77,720	979	(4,247)	(3,268)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the period ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
126

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Fund	Short-Term	Long-Term
Newfleet High Yield Fund	$ —	$ 3,861
Newfleet Low Duration Core Plus Bond Fund	1,619	—
Newfleet Multi-Sector Intermediate Bond Fund	—	11,053
Newfleet Multi-Sector Short Term Bond Fund	55,169	96,432
Newfleet Senior Floating Rate Fund	6,635	61,195
Seix Tax-Exempt Bond Fund	—	2
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet Core Plus Bond Fund	$ —	$ —	$ 2,267	$ —
Newfleet High Yield Fund	349	—	1,372	3,861
Newfleet Low Duration Core Plus Bond Fund	342	—	8,091	1,619
Newfleet Multi-Sector Intermediate Bond Fund	—	—	7,565	11,053
Newfleet Multi-Sector Short Term Bond Fund	—	—	81,422	151,601
Newfleet Senior Floating Rate Fund	31	—	2,466	67,830
Seix Tax-Exempt Bond Fund	—	221	184	2
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2022 and 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/22	$ 3,597	$ 890	$ —	$ —	$ 4,487
9/30/21	2,488	—	—	—	2,488
Newfleet High Yield Fund
9/30/22	2,677	—	—	—	2,677
9/30/21	2,851	—	—	—	2,851
Newfleet Low Duration Core Plus Bond Fund
9/30/22	11,376	—	—	—	11,376
9/30/21	10,160	—	—	—	10,160
Newfleet Multi-Sector Intermediate Bond Fund
9/30/22	11,080	—	—	596	11,676
9/30/21	13,197	—	—	—	13,197
Newfleet Multi-Sector Short Term Bond Fund
9/30/22	134,394	—	—	7,503	141,897
9/30/21	142,981	—	—	—	142,981
Newfleet Senior Floating Rate Fund
9/30/22	7,620	—	—	—	7,620
9/30/21	6,877	—	—	—	6,877
Seix Tax-Exempt Bond Fund
9/30/22	1	345	2,020	—	2,366
9/30/21	1	890	2,318	—	3,209
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client
127

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating ASU 2020-04, but does not believe there will be a material impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
128

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund (seven of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations for the year ended September 30, 2022, the statements of changes in net assets for each of the two years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 23, 2022
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
129

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2022
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2022, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Federal Tax Exempt Interest Dividends %	Long-Term Capital Gain Distributions ($)
Newfleet Core Plus Bond Fund	— %	$ 146
Seix Tax-Exempt Bond Fund	100.00	—
130

RESULTS OF SHAREHOLDER MEETING
VIRTUS OPPORTUNITIES TRUST
JUNE 28, 2022 (Unaudited)
At a special meeting of shareholders of Virtus Opportunities Trust (the “Trust”), held on June 28, 2022, shareholders voted on a proposal to elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected. Following are the results of that vote:
Nominee	Votes For	Votes Withheld
Sarah E. Cogan	10,407,376,283.52	97,265,841.77
Deborah A. DeCotis	10,401,696,303.12	102,945,822.17
F. Ford Drummond	10,400,483,984.831	104,158,140.46
Sidney E. Harris	10,397,336,549.80	107,305,575.49
Connie D. McDaniel	10,406,924,517.65	97,717,607.64
R. Keith Walton	10,402,656,885.02	101,985,240.27
Brian T. Zino	10,170,984,436.07	333,657,689.22

Shareholders of the Trust voted to elect each of the individuals listed above as Trustees of the Trust.
In addition, at the same special meeting, shareholders of Virtus Newfleet Core Plus Bond Fund and Virtus Newfleet Multi-Sector Intermediate Bond Fund (each a “Fund” and collectively, the “Funds”) voted on a proposal to permit Virtus Investment Advisers, Inc., to hire, terminate and replace subadvisers for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Fund	Votes For	Votes Against	Abstain
Virtus Newfleet Core Plus Bond Fund	$63,559,209.59 or 52.328% of Fund	$442,957.42 or 0.364% of Fund	$612,915.51 or 0.504% of Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund	$108,671,782.26 or 67.226% of Voted	$1,377,544.79 or 0.852% of Voted	$1,028,904.45 or 0.636% of Voted

Shareholders of each Fund voted to approve the above proposal.
131

RESULTS OF SHAREHOLDER MEETING
VIRTUS OPPORTUNITIES TRUST
AUGUST 9, 2022 (Unaudited)
At a special meeting, shareholders of Virtus Newfleet Low Duration Core Plus Bond Fund (the “Fund”) voted on a proposal to permit Virtus Investment Advisers, Inc., to hire, terminate and replace subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Votes For	Votes Withheld	Abstain
$312,571,755.73 or 50.457% of Fund	$5,724,402.33 or 0.924% of Fund	$7,186,235.60 or 1.160% of Fund
At the same special meeting, shareholders of the Fund voted on a proposal to amend the fundamental restrictions of the Fund with respect to loans.
Votes For	Votes Withheld	Abstain
$308,648,329.83 or 67.901% of Voted	$8,018,849.32 or 1.764% of Voted	$8,815,214.51 or 1.939% of Voted

Shareholders of the Fund voted to approve the above proposals.
132

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
133

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 103 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 107 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.
134

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 107 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Director, Cadre Holdings Inc. (since 2022); Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 107 Portfolios	Owner/Operator (since 1998), Drummond Ranch; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund, Virtus Stone Harbor Emerging Markets Total Income Fund, The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).
135

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 100 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 100 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 100 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2019), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1999 110 Portfolios	Private investor since 2010.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (61 portfolios).
136

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 103 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (61 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 107 Portfolios	Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Advisory Board Member (since 2022), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 107 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
137

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 112 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (61 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.

*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
138

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2019 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (since 2017), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009) and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2005) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.
139

Virtus Newfleet Core Plus Bond Fund,
Virtus Newfleet High Yield Fund,
Virtus Newfleet Low Duration Core Plus Bond Fund,
Virtus Newfleet Multi-Sector Intermediate Bond Fund,
Virtus Newfleet Multi-Sector Short Term Bond Fund,
and Virtus Newfleet Senior Floating Rate Fund (each, a “Fund”)
each a series of Virtus Opportunities Trust (Unaudited)
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of Additional Information (“SAI”) for the Funds listed above, each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.
The merger did not constitute a change in control of Newfleet, Stone Harbor or Seix that would result in the termination of the subadvisory agreements of any funds managed by those entities. Therefore, pursuant to approval by the Board of Trustees of Virtus Opportunities Trust, the subadvisory agreements pertaining to the Funds have been transferred to, and assumed by, VFIA effective July 1, 2022.
All references in the Funds’ Prospectuses and SAI to Newfleet as subadviser to the Funds are hereby changed to, “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Newfleet Asset Management.”
All references in the Funds’ Prospectuses to Newfleet as the employer of the Funds’ portfolio management teams for the period beginning on July 1, 2022, are hereby changed to refer to “Newfleet Asset Management, a division of Virtus Fixed Income Advisers, LLC.” (References to Newfleet for periods of time prior to July 1, 2022, are unchanged.)
The following disclosure regarding VFIA replaces the disclosure regarding Newfleet in the section “Subadvisers” beginning on page 142 of the Funds’ Statutory Prospectus and replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.
The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.”
VOT 8020/VFIA Announcement NF Funds ex TEB (7/2022)

Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”),
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated July 1, 2022, to the Summary and Statutory Prospectuses and the Statement of
Additional Information (“SAI”) for the Fund listed above, each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2022, each of Newfleet Asset Management, LLC (“Newfleet”) and Stone Harbor Investment Partners, LLC (“Stone Harbor”) has merged with and into Seix Investment Advisors LLC (“Seix”), and the surviving entity has been renamed Virtus Fixed Income Advisers, LLC (“VFIA”). The portfolio management teams of Newfleet, Stone Harbor and Seix continue to operate independently of one another as separate divisions of VFIA; however, the portfolio management team that previously represented Newfleet in managing the Fund will operate within the Seix Investment Advisors division going forward. Prior to the merger, each of Newfleet, Stone Harbor and Seix was a wholly owned, indirect subsidiary of Virtus Investment Partners, Inc. (“Virtus”), and since the merger VFIA remains a wholly owned indirect subsidiary of Virtus.
The merger did not constitute a change in control of Newfleet that would result in the termination of the subadvisory agreement pertaining to the Fund. Therefore, pursuant to approval by the Board of Trustees of Virtus Opportunities Trust (the “Board”), the subadvisory agreement pertaining to the Fund has been transferred to, and assumed by, VFIA effective July 1, 2022.
As a result of the decision for the portfolio management team of the Fund to operate out of the Seix Investment Advisors division of VFIA, the Board has approved a change in the Fund’s name to “Virtus Seix Tax-Exempt Bond Fund.” All references in the Fund’s Prospectuses and SAI to its prior name therefore are hereby removed and replaced with the Fund’s new name.
All references in the Fund’s Prospectuses and SAI to Newfleet as subadviser to the Fund are hereby changed to refer to “Virtus Fixed Income Advisers, LLC, an affiliate of VIA, operating through its division Seix Investment Advisors.”
All references in the Fund’s Prospectuses to Seix as an employer of the Fund’s portfolio managers for the period beginning on July 1, 2022, are hereby changed to refer to “Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC” and references to Newfleet as an employer of the Fund’s portfolio managers are deleted.
The following disclosure regarding VFIA replaces the disclosure regarding Newfleet in the section “Subadvisers” beginning on page 142 of the Fund’s Statutory Prospectus and replaces the first paragraph of the disclosure regarding Newfleet in the section “Subadvisers and Subadvisory Agreements” beginning on page 98 of the SAI:
“Virtus Fixed Income Advisers, LLC, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. VFIA operates through its divisions, Newfleet Asset Management (‘Newfleet’) and Seix Investment Advisors (‘Seix’) in subadvising funds described herein. As of May 31, 2022, the three advisers that merged into VFIA on July 1, 2022 had approximately $37.1 billion in aggregate assets under management.
The Newfleet division of VFIA acts as subadviser to mutual funds and as adviser to institutions and individuals. As of May 31, 2022, the Newfleet division of VFIA had approximately $8.9 billion in assets under management. Newfleet Asset Management, LLC, which merged with and into VFIA on July 1, 2022, and the former portfolio management team of which now operates as the Newfleet division of VFIA, had been an investment adviser since 1989.
The Seix division of VFIA is a fundamental, credit driven fixed income boutique specializing in investment grade and high yield bond and leveraged loan management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 20 years. The entity that is now VFIA, and the former portfolio management team of which now operates as the Seix division of VFIA, was established in 2008. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently owned until 2004 when the firm joined the entity now known as Virtus Fund Advisers, LLC, as the institutional fixed income management division. As of May 31, 2022, the Seix division of VFIA had approximately $15.9 billion in assets under management.”.
VOT 8020/VFIA Announcement TEB (7/2022)

Virtus Newfleet Tax-Exempt Bond Fund (the “Fund”)
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated June 13, 2022 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus, each dated January 28, 2022, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective June 15, 2022, Ronald H. Schwartz, CFA, and Dusty Self will be added as portfolio managers of Virtus Newfleet Tax-Exempt Bond Fund.
The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:
> Ronald H. Schwartz, CFA, Managing Director and Senior Portfolio Manager at Seix Investment Advisors, LLC (“Seix”) and Newfleet. Mr. Schwartz has served as a Portfolio Manager of the fund since June 2022.
> Dusty Self, Managing Director and Senior Portfolio Manager at Seix and Newfleet. Ms. Self has served as a Portfolio Manager of the fund since June 2022.
In the Management of the Funds section under “Portfolio Management” on page 146 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Newfleet” is hereby replaced with the following:
Virtus Newfleet Tax-Exempt Bond Fund	Lisa H. Leonard (since June 2012) Ronald H. Schwartz, CFA (since June 2022) Dusty Self (since June 2022)
The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Schwartz and Ms. Self:
Ronald Schwartz, CFA. Mr. Schwartz is a Senior Portfolio Manager and Managing Director at Seix and Newfleet and leads the Investment Grade Tax-Exempt group at Seix. Mr. Schwartz joined Seix’s predecessor firm in 1988 and is a member of the Seix Investment Policy Group, which determines firm-wide asset allocation policy. He has worked in investment management since 1982.
Dusty Self. Ms. Self is a Senior Portfolio Manager and Managing Director at Seix and Newfleet and provides analysis for all the Investment Grade Tax-Exempt Bond Funds. Ms. Self began her career as a portfolio specialist and then as a performance analyst at Seix Investment Advisors’ predecessor firm. She has worked in investment management since 1992.
All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.
In addition, Newfleet Asset Management, LLC has announced that Lisa Leonard, portfolio manager for the Fund, will retire effective June 30, 2022 at which time the prospectuses will be amended by removing all references to Ms. Leonard.
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/Newfleet TEB PM Announcement (6/2022)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President, Chief Legal Officer and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8639	11-22

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2022
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus FORT Trend Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”)	10	60
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”)	14	62
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”)	18	64
Virtus Duff & Phelps Real Asset Fund (“Duff & Phelps Real Asset Fund”)	22	66
Virtus Duff & Phelps Real Estate Securities Fund (“Duff & Phelps Real Estate Securities Fund”)	26	67
Virtus FORT Trend Fund (“FORT Trend Fund”)	30	68
Virtus KAR Developing Markets Fund (“KAR Developing Markets Fund”)	34	71
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”)	38	73
Virtus KAR International Small-Mid Cap Fund (“KAR International Small-Mid Cap Fund”)	41	75
Virtus Vontobel Emerging Markets Opportunities Fund (“Vontobel Emerging Markets Opportunities Fund”)	44	77
Virtus Vontobel Foreign Opportunities Fund (“Vontobel Foreign Opportunities Fund”)	48	79
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”)	52	81
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”)	56	83
Statements of Assets and Liabilities		85
Statements of Operations		93
Statements of Changes in Net Assets		96
Financial Highlights		103
Notes to Financial Statements		112
Report of Independent Registered Public Accounting Firm		133
Tax Information Notice		135
Results of Shareholder Meeting		136
Statement Regarding Liquidity Risk Management Program		137
Fund Management Tables		138
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2022.
During the reporting period, market strength in 2021 was followed by volatility in the first nine months of 2022. The Federal Reserve (the “Fed”) and other central banks raised interest rates and tightened monetary policy in an effort to fight rising inflation. Russia’s invasion of Ukraine in February created geopolitical uncertainty and contributed to rising prices, particularly for energy and food.
Domestic equity indexes recorded declines for the 12 months ended September 30, 2022. U.S. large-capitalization stocks were down 15.47%, as measured by the S&P 500® Index, and small-cap stocks lost 23.50%, as measured by the Russell 2000® Index. Losses were also felt across international equities, with developed markets, as measured by the MSCI EAFE® Index (net), declining 25.13%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), were down 28.11%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 3.83% on September 30, 2022, from 1.52% on September 30, 2021, as the Fed implemented several large interest rate hikes. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was down 14.60% for the 12-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, lost 14.14%.
While market volatility can be challenging, staying focused on your long-term goals can help. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
November 2022
Refer to the Fund Summary section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2022.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 826.70	1.28%	$ 5.86
	Class C	1,000.00	823.90	2.07	9.46
	Class I	1,000.00	827.70	1.06	4.86
	Class R6	1,000.00	828.20	0.88	4.03
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	716.70	1.43	6.15
	Class C	1,000.00	713.90	2.18	9.37
	Class I	1,000.00	717.50	1.18	5.08
	Class R6	1,000.00	718.60	0.92	3.96
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	690.80	1.53	6.49
	Class C	1,000.00	688.00	2.28	9.65
	Class I	1,000.00	692.10	1.28	5.43
Duff & Phelps Real Asset Fund
	Class A	1,000.00	840.90	0.84	3.88
	Class C	1,000.00	838.30	1.55	7.14
	Class I	1,000.00	842.70	0.61	2.82
	Class R6	1,000.00	843.50	0.23	1.06
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	747.60	1.36	5.96
	Class C	1,000.00	745.10	2.08	9.10
	Class I	1,000.00	748.80	1.14	5.00
	Class R6	1,000.00	749.80	0.82	3.60
FORT Trend Fund
	Class A	1,000.00	948.50	1.63	7.96
	Class C	1,000.00	944.70	2.38	11.60
	Class I	1,000.00	950.10	1.38	6.75
	Class R6	1,000.00	950.60	1.29	6.31
KAR Developing Markets Fund
	Class A	1,000.00	805.50	1.58	7.15
	Class C	1,000.00	802.20	2.33	10.53
	Class I	1,000.00	806.90	1.33	6.02
	Class R6	1,000.00	806.00	1.25	5.66

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
KAR Emerging Markets Small-Cap Fund
	Class A	$1,000.00	$816.90	1.81%	$ 8.24
	Class C	1,000.00	813.60	2.59	11.78
	Class I	1,000.00	818.40	1.53	6.97
	Class R6	1,000.00	818.80	1.43	6.52
KAR International Small-Mid Cap Fund
	Class A	1,000.00	694.60	1.45	6.16
	Class C	1,000.00	691.90	2.26	9.59
	Class I	1,000.00	695.00	1.26	5.35
	Class R6	1,000.00	695.40	1.14	4.85
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	812.20	1.60	7.27
	Class C	1,000.00	808.70	2.32	10.52
	Class I	1,000.00	813.20	1.26	5.73
	Class R6	1,000.00	814.20	1.01	4.59
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	790.80	1.42	6.37
	Class C	1,000.00	788.40	2.08	9.33
	Class I	1,000.00	792.10	1.10	4.94
	Class R6	1,000.00	792.50	0.98	4.40
Vontobel Global Opportunities Fund
	Class A	1,000.00	783.00	1.39	6.21
	Class C	1,000.00	779.90	2.14	9.55
	Class I	1,000.00	783.80	1.12	5.01
	Class R6	1,000.00	784.00	0.93	4.16
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	773.10	1.43	6.36
	Class C	1,000.00	770.10	2.18	9.67
	Class I	1,000.00	773.70	1.18	5.25

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.65	1.28%	$ 6.48
	Class C	1,000.00	1,014.69	2.07	10.45
	Class I	1,000.00	1,019.75	1.06	5.37
	Class R6	1,000.00	1,020.66	0.88	4.46

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Real Estate Securities Fund
	Class A	$1,000.00	$1,017.90	1.43%	$ 7.23
	Class C	1,000.00	1,014.14	2.18	11.01
	Class I	1,000.00	1,019.15	1.18	5.97
	Class R6	1,000.00	1,020.46	0.92	4.66
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.40	1.53	7.74
	Class C	1,000.00	1,013.64	2.28	11.51
	Class I	1,000.00	1,018.65	1.28	6.48
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,020.86	0.84	4.26
	Class C	1,000.00	1,017.30	1.55	7.84
	Class I	1,000.00	1,022.01	0.61	3.09
	Class R6	1,000.00	1,023.92	0.23	1.17
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.25	1.36	6.88
	Class C	1,000.00	1,014.64	2.08	10.50
	Class I	1,000.00	1,019.35	1.14	5.77
	Class R6	1,000.00	1,020.96	0.82	4.15
FORT Trend Fund
	Class A	1,000.00	1,016.90	1.63	8.24
	Class C	1,000.00	1,013.14	2.38	12.01
	Class I	1,000.00	1,018.15	1.38	6.98
	Class R6	1,000.00	1,018.60	1.29	6.53
KAR Developing Markets Fund
	Class A	1,000.00	1,017.15	1.58	7.99
	Class C	1,000.00	1,013.39	2.33	11.76
	Class I	1,000.00	1,018.40	1.33	6.73
	Class R6	1,000.00	1,018.80	1.25	6.33
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.99	1.81	9.15
	Class C	1,000.00	1,012.08	2.59	13.06
	Class I	1,000.00	1,017.40	1.53	7.74
	Class R6	1,000.00	1,017.90	1.43	7.23
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.80	1.45	7.33
	Class C	1,000.00	1,013.74	2.26	11.41
	Class I	1,000.00	1,018.75	1.26	6.38
	Class R6	1,000.00	1,019.35	1.14	5.77
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,017.05	1.60	8.09
	Class C	1,000.00	1,013.44	2.32	11.71
	Class I	1,000.00	1,018.75	1.26	6.38
	Class R6	1,000.00	1,020.00	1.01	5.11
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,017.95	1.42	7.18
	Class C	1,000.00	1,014.64	2.08	10.50
	Class I	1,000.00	1,019.55	1.10	5.57
	Class R6	1,000.00	1,020.16	0.98	4.96
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,018.10	1.39	7.03
	Class C	1,000.00	1,014.34	2.14	10.81
	Class I	1,000.00	1,019.45	1.12	5.67
	Class R6	1,000.00	1,020.41	0.93	4.71

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2022 TO September 30, 2022
		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Greater European Opportunities Fund
	Class A	$1,000.00	$1,017.90	1.43%	$ 7.23
	Class C	1,000.00	1,014.14	2.18	11.01
	Class I	1,000.00	1,019.15	1.18	5.97

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2022
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Consumer Price Index (“CPI”)
The Consumer Price Index is the official measure of inflation of consumer prices of the United Kingdom. It is also called the Harmonised Index of Consumer Prices.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed ex-U.S. Index (net)
The FTSE EPRA NAREIT Developed ex-US Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets excluding the United States, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed Index (net)
The FTSE EPRA NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE NAREIT Equity REITs Index
The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2022
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
ICE BofA 3-month U.S. Treasury Bill Index
The ICE BofA 3-month U.S. Treasury Bill Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
IHS Markit Eurozone Purchasing Managers Index®
Purchasing Managers’ Index (“PMI”) is a survey-based economic indicator of business conditions. Its data are compiled by IHS Markit for more than 40 economies worldwide. The monthly data are derived from surveys of senior executives at private sector companies and are available only via subscription. The PMI dataset features a headline number, which indicates the overall health of an economy, and sub-indices, which provide insights into other key economic drivers such as GDP, inflation, exports, capacity utilization, employment and inventories. The PMI data are used by financial and corporate professionals to better understand where economies and markets are headed, and to uncover opportunities.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI All Country World ex USA Index (net)
The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World ex USA Utilities Index
The MSCI All Country World ex USA Utilities Index includes large and mid cap securities across 23 developed market countries and 26 emerging market countries. All securities in the index are classified in the Utilities as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2022
MSCI Emerging Markets Small Cap Index (net)
The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Europe Index (net)
The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA Utilities Index
The MSCI USA Utilities Index is designed to capture the large and mid cap segments of the U.S. equity universe. All securities in the index are classified in the utilities sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Infrastructure Sector Capped Index (net)
The MSCI World Infrastructure Sector Capped Index (net) is a market capitalization-weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation, and social infrastructure sectors. The telecommunication, infrastructure, and utilities sectors each represent one-third of the index weight, while energy, transportation, and social infrastructure sectors have a combined weight of the remaining one-third of the index. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Telecom Services Index
The MSCI World Telecom Services Index is designed to capture the large and midcap segments across 23 developed markets countries. All securities in the index are classified in the telecommunication services sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
SG CTA Index
The SG CTA Index is designed to track the daily rate of return for a pool of the largest 20 (by assets under management) commodity trading advisors (CTAs) and be representative of the performance of the managed futures space. To be included in the index, managers

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2022
must be open to new investment and must report returns on a daily basis. The CTA Index is equally weighted, and rebalanced and reconstituted annually. The index is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
Global Infrastructure Linked Benchmark
The Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% utilities, 30% transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment. Performance of the Global Infrastructure Linked Benchmark between 9/1/2008 and 9/30/2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to 9/1/2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index.
West Texas Intermediate (“WTI”)
West Texas Intermediate (WTI) is a crude oil that serves as one of the main global oil benchmarks.

Ticker Symbols:
Class A: PGUAX
Class C: PGUCX
Class I: PGIUX
Class R6: VGIRX
Duff & Phelps Global Infrastructure Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of both capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -7.12%†, Class C shares at NAV returned -7.78%, Class I shares at NAV returned -6.90%†, and Class R6 shares at NAV returned -6.74%. For the same period, the FTSE Developed Core Infrastructure 50/50 Index (net), a broad-based equity index, returned -7.11%, and the Global Infrastructure Linked Benchmark, the Fund’s style-specific benchmark appropriate for comparison, returned -7.11%.
† See footnote 3 on page 13.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Global equity markets declined 19.63%, as measured by the MSCI World Index (net) for the 12-month period. Investor sentiment grew increasingly downbeat over the course of the year on concerns that rising global inflation, ongoing supply chain problems, and the war in Ukraine are tipping the world into recession. The Federal Reserve (the Fed) and the European Central Bank (ECB) made it clear that rate hikes would continue as part of the effort to tame inflation. Investors’ new expectation of higher interest rates for a longer time frame has weighed on nearly every sector in the market.
The Fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (net), posted a loss of 7.11% for the 12-month period, significantly outperforming the broader global equity markets, as measured by the MSCI World Index (net). Midstream energy was the only infrastructure sector to post a positive return for the period, while communications and transportation lagged considerably. Utilities declined, but significantly less than the benchmark.
The energy infrastructure sector was the best performer, driven higher by a sharp increase in energy prices. Prices were boosted by supply shortages that worsened due to the Russian invasion of Ukraine. The utility sector declined modestly, with performance varying by region. Many European and Asian utilities performed poorly as investors grew concerned about the fallout from higher commodity prices and the uncertainty of energy supply. Conversely, U.S. electric and gas utilities showed resilience in the face of market volatility. Transportation stocks performed poorly on the back of economic concerns and short-term operational issues. European airports struggled to accommodate a sharp rebound in air passengers and were challenged by a shortage of labor as summer leisure travel returned in force. North American freight railroads suffered their own labor shortage, resulting in poor service levels to customers as the supply chain continued to unclog. Communications was the worst performing sector for the year. While fundamental business conditions for wireless towers remained quite positive, higher interest rates and the decline in the equity market took a toll on the tower stocks.
What factors affected the Fund’s performance during its fiscal year?
The Fund performed in line with its benchmark for the fiscal year ended September 30, 2022. Performance was due primarily to sector allocation, driven by the Fund’s overweight to energy infrastructure and underweight to transportation. An overweight in communications and underweight in utilities negatively impacted allocation. Favorable stock selection in the energy infrastructure sector was mostly offset by negative selection in communications, transportation, and utilities.
Focusing on the security-level impacts, the two largest positive contributors to relative performance were Cheniere Energy and Sempra Energy. Cheniere is an industry-leading producer of liquefied natural gas (LNG), while Sempra Energy operates regulated utilities in California and Texas and produces LNG. Both stocks outperformed as favorable supply/demand conditions caused LNG prices to be notably higher in 2022 compared with recent years. As Europe looked to wean itself from Russian natural gas during the period, U.S.-sourced LNG saw strong demand. Other top contributors to relative performance were an overweight position in CenterPoint Energy, the Fund’s lack of exposure to Fraport AG, and an underweight position in TC Energy Corp.
The two largest detractors from relative performance were out-of-benchmark holdings Enel SpA and Orsted A/S, Europe-based utilities that were impacted by higher energy prices. Enel’s operating results were in-line, but various utility industry and macroeconomic factors plagued the stock. With the Russian invasion of Ukraine and the ensuing high energy commodity prices, governments were looking for ways to limit the impact to consumers. Given Italy’s reliance on imported energy, utilities like Enel faced delays in recovering energy costs that forced it to absorb liabilities on its balance sheet. Political uncertainty in Italy drove the country’s sovereign bond yields higher relative to other European Union countries. Orsted’s results suffered from lower wind speeds and booked accounting losses as the company over-hedged power when wholesale prices spiked. This over-hedging caused the company to post collateral until the hedges unwind. Concerns over increasing competition also contributed to the stock’s underperformance. Rounding out the other top detractors from relative performance were the Fund’s overweight position in Cellnex Telecom and underweight positions in Atlantia SPA and Atlas Arteria.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund (Continued)
be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Income: Income received from the Fund may vary widely over the short and long term and may be less than anticipated.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Utilities	49%
Industrials	25
Energy	14
Real Estate	10
Communication Services	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-7.12% [3]	3.25%	5.76%	— %	—
Class A shares at POP[4,5]	-12.23	2.09	5.16	—	—
Class C shares at NAV[2] and with CDSC[5]	-7.78	2.48	4.97	—	—
Class I shares at NAV[2]	-6.90 [3]	3.51	6.01	—	—
Class R6 shares at NAV[2]	-6.74	—	—	3.64	1/30/18
FTSE Developed Core Infrastructure 50/50 Index (net)	-7.11	3.04	6.67	3.02 [6]	—
Global Infrastructure Linked Benchmark	-7.11	3.04	5.50	3.02 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.28%, Net 1.28%; Class C shares: Gross 2.02%, Net 2.02%; Class I shares: Gross 1.01%, Net 1.01%; Class R6 shares: Gross 0.91%, Net 0.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VGSAX
Class C: VGSCX
Class I: VGISX
Class R6: VRGEX
Duff & Phelps Global Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -23.66%, Class C shares at NAV returned -24.25%, Class I shares at NAV returned -23.48%, and Class R6 shares at NAV returned -23.27%. For the same period, the FTSE EPRA NAREIT Developed Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -22.77%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Over the course of the fiscal year, global central banks made catch-up efforts to fight inflation, which led to bear markets in both the broader equity markets and global listed real estate. The MSCI All Country World Index (net) delivered a -20.66% return and the FTSE EPRA Nareit Developed Index (net) had a -22.77% return. The positive returns in the first fiscal quarter for both indexes were more than offset by three consecutive negative quarters, as aggressive moves by the central banks accelerated.
To tamp down on surging inflation, the U.S. Federal Reserve (the Fed) initially made interest rate increases in 2022 of 0.25% and 0.50%, followed by three successive hikes of 0.75% in June, July, and September, raising the policy rate to a range of 3.00%–3.25%. Other central banks throughout Europe, Asia-Pacific ex-Japan, and the Americas also announced substantial rate hikes, with the Bank of Japan a notable exception. Collectively, the frequency and magnitude of the central bank increases showed how far behind they were with respect to removing quantitative easing, starting interest rate increases, and beginning quantitative tightening. Their lateness and resulting catch-up efforts raised concerns of a hard landing for the global economy.
The collective effort by the central banks reached a crescendo in September of 2022, as demonstrated by chronological rate increases over the month, including by the Reserve Bank of Australia (0.50%), the Bank of Canada (0.75%), the European Central Bank (0.75%), the Fed (0.75%), the Riksbank (0.50%), the Swiss National Bank (0.75%), the Bank of England (0.50%), and numerous others. Throughout Europe, countries announced fiscal policies designed to mitigate the impact of soaring energy costs, which began as a result of Russia’s invasion of Ukraine. Little did the Bank of England (BoE) realize that the volatility in rates and bonds was just beginning, as its new prime minister and Chancellor of the Exchequer were about to announce the most robust fiscal policy of them all. The market’s response was visceral, leading to a material decline in the price of U.K. government bonds, which in turn drove interest rates materially higher. By month’s end, the BoE had to step in, intervene aggressively, and stabilize its bond market. All of this activity lifted the U.S. dollar even further versus other currencies and put material pressure on worldwide equities and global listed real estate.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA Nareit Developed Index, all countries delivered negative returns. During the fiscal year, prior laggards became the leaders only by declining less. The five top-performing countries for the fiscal year, on a total return basis and measured in U.S. dollars, were Ireland due to a privatization of one of two companies, Hong Kong, Singapore, Austria, and the U.S. From a property sector perspective, most sectors also delivered negative returns. However, specialty and self-storage delivered slightly positive performance and were the best performers.
The five bottom-performing countries for the fiscal year were Germany, Norway, Sweden, the U.K., and Belgium. The energy crisis that ensued in Europe following Russia’s invasion of Ukraine added pressure on European equity markets and listed real estate. From a property sector perspective, industrial/office mixed and office lagged the most.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark for the 12 months ended September 30, 2022. Security selection contributed positively, yet was more than offset by country allocation.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were the U.S. and Australia, with security selection the key driver for both, the Netherlands due to an underweight allocation, France due to security selection, and New Zealand due to an underweight allocation.
From a country allocation perspective, the underweight to the Netherlands and overweight to Ireland were the largest contributors during the fiscal year.
At the security level, the Fund’s exposure to CyrusOne, a U.S. data center real estate investment trust (REIT), was the largest positive contributor on an absolute basis as the shares outperformed following an acquisition announcement by a consortium led by KKR & Co. The Fund’s exposures to Healthcare Realty, a U.S. healthcare REIT, and Kungsleden, a Swedish real estate company, were the next largest positive contributors. Both companies were also involved in mergers and acquisitions during the period, and outperformed the benchmark on a relative basis.
Combining country allocation and security selection, the top detractors were Hong Kong due to an underweight allocation and security selection, the U.K. due to security selection and an overweight allocation, Singapore due to an underweight allocation and security selection, Germany due to an overweight allocation and security selection, and Japan due to security selection and an underweight allocation.
From a country allocation viewpoint, the underweight exposures to Hong Kong and Singapore were the largest detractors for the fiscal year.
At the security level, the Fund’s exposure to Vonovia, a German residential real estate company, was the largest negative contributor on an absolute basis. Shares of the company performed poorly due to the rising interest rate environment and concerns about the position of the company’s balance sheet. The Fund’s exposures to U.S. industrial REIT Prologis and U.S. data center REIT Equinix were the next largest detractors from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Real Estate Securities Fund (Continued)
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Residential REITs	22%
Industrial/Office REITs	19
Retail REITs	11
Self Storage REITs	9
Equity Real Estate Investment REITs	7
Real Estate Management & Development REITs	6
Health Care REITs	5
Other (includes short-term investment)	21
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-23.66%	2.73%	5.32%	— %	—
Class A shares at POP[3,4]	-27.85	1.57	4.72	—	—
Class C shares at NAV[2] and with CDSC[4]	-24.25	1.95	4.53	—	—
Class I shares at NAV[2]	-23.48	2.99	5.58	—	—
Class R6 shares at NAV[2]	-23.27	3.22	—	4.61	11/3/16
FTSE EPRA NAREIT Developed Index (net)	-22.77	-0.85	2.87	0.76 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.64%, Net 1.40%; Class C shares: Gross 2.16%, Net 2.15%; Class I shares: Gross 1.14%, Net 1.15%; Class R6 shares: Gross 1.04%, Net 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate
Securities Fund
Fund Summary (Unaudited)
Ticker Symbols:
Class A: PXRAX
Class C: PXRCX
Class I: PXRIX
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -32.02%, Class C shares at NAV returned -32.58%, and Class I shares at NAV returned -31.81%. For the same period, the FTSE EPRA NAREIT Developed ex-U.S. Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -30.03%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Over the course of the fiscal year, international central banks made catch-up efforts to fight inflation, which led to bear markets in both the broader equity markets and global listed real estate. The MSCI EAFE® Index (net) delivered a -25.13% return and the FTSE EPRA Nareit Developed ex-US Index (net) had a -30.03% return. The positive returns in the first fiscal quarter for both indexes were more than offset by three consecutive negative quarters, as aggressive moves by the central banks accelerated.
To tamp down on surging inflation, the U.S. Federal Reserve (the Fed) initially made interest rate increases in 2022 of 0.25% and 0.50%, followed by three successive hikes of 0.75% in June, July, and September, raising the policy rate to a range of 3.00%–3.25%. Other central banks throughout Europe, Asia-Pacific ex-Japan, and the Americas also announced substantial rate hikes, with the Bank of Japan a notable exception. Collectively, the frequency and magnitude of the central bank increases showed how far behind they were with respect to removing quantitative easing, starting interest rate increases, and beginning quantitative tightening. Their lateness and resulting catch-up efforts raised concerns of a hard landing for the global economy.
The collective effort by the central banks reached a crescendo in September of 2022, as demonstrated by chronological rate increases over the month, including by the Reserve Bank of Australia (0.50%), the Bank of Canada (0.75%), the European Central Bank (0.75%), the Fed (0.75%), the Riksbank (0.50%), the Swiss National Bank (0.75%), the Bank of England (0.50%), and numerous others. Throughout Europe, countries announced fiscal policies designed to mitigate the impact of soaring energy costs, which began as a result of Russia’s invasion of Ukraine. Little did the Bank of England (BoE) realize that the volatility in rates and bonds was just beginning, as its new prime minister and Chancellor of the Exchequer were about to announce the most robust fiscal policy of them all. The market’s response was visceral, leading to a material decline in the price of U.K. government bonds, which in turn drove interest rates materially higher. By month’s end, the BoE had to step in, intervene aggressively, and stabilize its bond market. All of this activity lifted the U.S. dollar even further versus other currencies and put material pressure on worldwide equities and global listed real estate.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA Nareit Developed ex-US Index, all countries delivered negative returns. During the fiscal year, prior laggards became the leaders only by declining less. The five top-performing countries for the fiscal year, on a total return basis and measured in U.S. dollars, were Ireland due to a privatization of one of two companies, Hong Kong, Singapore, Austria, and Switzerland. From a property sector perspective, every sector also delivered negative returns. However, the lodging and retail property sectors delivered the best relative performance.
The five bottom-performing countries for the fiscal year were Germany, Norway, Sweden, the U.K., and Belgium. The energy crisis that ensued in Europe following Russia’s invasion of Ukraine added pressure on European equity markets and listed real estate. From a property sector perspective, residential and industrial lagged the most.
What factors affected the Fund’s performance during its fiscal year?
The Fund lagged its benchmark for the 12 months ended September 30, 2022. Country allocation was the primary detractor from relative performance for the period.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were France and Australia – with security selection the key driver for both – Sweden due to an underweight allocation and security selection, Spain due to security selection, and Canada due to a slight overweight allocation and security selection.
From a country allocation perspective, the overweight to Ireland and underweight to Sweden were the largest contributors during the fiscal year.
At the security level on an absolute basis, the Fund’s exposure to Kungsleden, a Swedish real estate company was the largest positive contributor to performance. The next two largest positive contributors to performance were the Fund’s exposures to Summit Industrial Income, a Canadian industrial real estate investment trust (REIT) and Hysan Development, a Hong Kong real estate company.
Combining country allocation and security selection, the top detractors were China due to an overweight allocation, Singapore due to an underweight allocation and security selection, Hong Kong due to security selection and an underweight allocation, the U.K. due to security selection and an overweight allocation, and Germany due to an overweight allocation and security selection.
From a country allocation viewpoint, the overweight exposure to China and underweight exposure to Singapore were the largest detractors for the fiscal year.
At the security level on an absolute basis, the Fund’s exposure to Vonovia, a German residential real estate company, was the largest negative contributor. Shares of the company performed poorly due to the rising interest rate environment and concerns about the position of the company’s balance sheet. The Fund’s exposures to German real estate company Aroundtown and U.K. office REIT Workspace Group were the next largest detractors from performance.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate Securities Fund (Continued)
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Real Estate Operating Companies	23%
Industrial/Office REITs	15
Retail REITs	12
Office REITs	9
Residential REITs	9
Real Estate Management & Development REITs	7
Diversified REITs	5
Other (includes short-term investment)	20
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	-32.02%	-1.88%	2.14%
Class A shares at POP[3,4]	-35.75	-2.98	1.56
Class C shares at NAV[2] and with CDSC[4]	-32.58	-2.60	1.38
Class I shares at NAV[2]	-31.81	-1.62	2.41
FTSE EPRA NAREIT Developed ex-U.S. Index (net)	-30.03	-3.68	0.75
Fund Expense Ratios[5]: Class A shares: Gross 1.75%, Net 1.50%; Class C shares: Gross 2.57%, Net 2.25%; Class I shares: Gross 1.50%, Net 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PDPAX
Class C: PDPCX
Class I: VADIX
Class R6: VAABX
Duff & Phelps Real Asset Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -3.64%, Class C shares at NAV returned -4.28%, Class I shares at NAV returned -3.35%, and Class R6 shares at NAV from January 31, 2022 (inception date) through September 30, 2022, returned -9.08%*. For the fiscal year ended September 30, 2022, the MSCI All Country World Index (net) which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -20.66%.
   * Returns less 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After a strong first fiscal quarter, markets sold off sharply for the rest of the fiscal year. Rapidly rising inflation forced global central banks to raise interest rates, which significantly increased bond yields – the yield on the U.S. 10-year Treasury bond went from 1.49% to 3.83%. Rising rates also drove down valuation multiples, which means that, while corporate earnings remained strong, poor investor sentiment weighed on the prices that investors were willing to pay for many stocks. The Russia-Ukraine war combined with China’s zero-Covid policy further exacerbated the problems and negatively impacted global economic growth. While the market managed some strong bounces in March, May, and July of 2022, it fell back lower each time as inflation stayed high and central banks led by the U.S. Federal Reserve (the Fed) remained resolute in their determination to control it. For the fiscal year, the MSCI AC World Index (net) fell 20.66%.
Real assets significantly outperformed the broader market during the fiscal year. Real asset performance tends to be correlated with inflation, and thus the existing environment proved to be constructive for the sector. Rising inflation through most of the first nine months of 2022 drove the sector meaningfully higher. However, when the market’s biggest fear seemingly shifted from inflation to a potential global recession, commodity prices fell dramatically and real asset performance deteriorated. Oil prices provide a good lens into what happened. The price of oil, as measured by West Texas Intermediate Crude (WTI), began the fiscal year at $75.03. It went to $122.11 on June 12 before falling all the way back to $79.49 at the end of the fiscal year. Despite the volatility, commodity-leveraged strategies were the best real asset performers. Real estate was the one real asset sector that significantly underperformed.
What factors affected the Fund’s performance during its fiscal year?
The Fund fell 3.35% during the fiscal year, significantly outperforming the broader global market, as measured by the MSCI AC World Index (net). All of the outperformance came in the first five months of the calendar year as global markets fell and commodities surged, driven in part by the start of the Russia-Ukraine war.
For the fiscal year, real asset sectors tied to energy and other commodities were the best performers. Midstream energy stocks, as measured by the Virtus Duff & Phelps Select MLP and Energy Fund, led the way, up 24.1%, followed by broader commodities, as measured by the Invesco DB Commodity Index Fund, which were up 18.5%. The worst performing assets were real estate and Treasury Inflation-Protected Securities (TIPS). Real estate, which fell 23.3%, as measured by the Virtus Duff & Phelps Global Real Estate Securities Fund, had significantly outperformed during the prior year, and that momentum seemed to work against the sector as it essentially traded in-line with the broader market for the whole fiscal year. While TIPS, which dropped 11.8%, as measured by the Schwab U.S. TIPS ETF, benefitted from higher inflation, this was more than offset by plunging bond prices as yields moved significantly higher.
The biggest contributors to Fund performance were midstream energy and commodities. Midstream energy contributed 2.8% as the sector benefitted from higher commodity prices and sustained capital discipline by midstream companies, which drove higher free cash flow. Broader commodities, meanwhile, contributed 1.52%, driven by higher natural gas, oil, and gasoline prices. The next two best contributors were agricultural commodities, through the Invesco DB Agriculture Fund, and global natural resources, via the SPDR S&P Global Natural Resources Fund.
The biggest detractors from Fund returns were Virtus Duff & Phelps Global Real Estate Fund (GRE) and TIPS. GRE, the Fund’s second-largest holding, contributed -5.2%. Despite higher earnings in most sub-sectors, GRE struggled all year. Virtus Duff & Phelps Global Listed Infrastructure Fund (GLI), the Fund’s largest holding, contributed -1.4%. GLI significantly outperformed the market, falling just 6.7%, but this was still enough to drag down the overall portfolio. The next two biggest detractors were gold, via the Invesco DB Gold Fund, and TIPS.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Infrastructure: A fund that focuses its investments in infrastructure-related companies will be more sensitive to conditions affecting their business or operations such as local economic and political conditions, regulatory changes, and environmental issues.
Natural Resources: Investment in natural resources industries may be significantly affected by events relating to International political and economic developments, energy conservation, the success of exploration projects commodity prices, taxes and other governmental regulations.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Asset Fund (Continued)
The issuer of a debt instrument may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans are subject to credit and call risk, may be difficult to value, and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Inflation-Linked Investments: Inflation-linked investments may react differently than other fixed income securities to changes in interest rates. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
Master Limited Partnerships: Investments in MLPs may be adversely impacted by interest rates, tax law changes, regulation, or factors affecting underlying assets.
Exchange-Traded Funds (ETF): The value of an ETF may be more volatile than the underlying portfolio of securities it is designed to track. The costs to the Fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.
Fund of Funds: Because the Fund can invest in other funds, it bears its proportionate share of the operating expenses and management fees of, and may be adversely affected by, the underlying fund(s).
Affiliated Funds: The Fund’s adviser may select and substitute affiliated and/or unaffiliated funds, which may create a conflict of interest.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Affiliated Mutual Funds	65%
Exchange-Traded Funds	34
Short-Term Investment	1
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Asset Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-3.64%	3.26%	2.33%	— %
Class A shares at POP[3,4]	-8.94	2.10	1.75	—
Class C shares at NAV[2] and with CDSC[2,4]	-4.28	2.46	1.55	—
Class I shares at NAV[2]	-3.35	3.53	2.59	—
Class R6 shares at NAV[2]	—	—	—	-9.08	1/31/22
MSCI All Country World Index (net)	-20.66	4.44	7.28	-21.78 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.60%, Net 1.60%; Class C shares: Gross 2.42%, Net 2.42%; Class I shares: Gross 1.34%, Net 1.34%; Class R6 shares: Gross 1.23%, Net 0.97%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Asset Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PHRAX
Class C: PHRCX
Class I: PHRIX
Class R6: VRREX
Duff & Phelps Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -17.05%, Class C shares at NAV returned -17.64%, Class I shares at NAV returned -16.80%, and Class R6 shares at NAV returned -16.57%. For the same period, the FTSE NAREIT Equity REITs Index, the Fund’s style-specific index appropriate for comparison, returned -16.41%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Over the course of the fiscal year, central banks made catch-up efforts to fight inflation, which led to bear markets in both the broader equity markets and global listed real estate. The S&P 500® Index delivered a -15.47% return and the FTSE Nareit Equity REITs Index had a -16.41% return. The positive returns in the first fiscal quarter for both indexes were more than offset by three consecutive negative quarters, as aggressive moves by the central banks accelerated.
To tamp down on surging inflation, the U.S. Federal Reserve (the Fed) initially made interest rate increases in 2022 of 0.25% and 0.50%, followed by three successive hikes of 0.75% in June, July, and September, raising the policy rate to a range of 3.00%–3.25%. Other central banks throughout Europe, Asia-Pacific ex-Japan, and the Americas also announced substantial rate hikes, with the Bank of Japan a notable exception. Collectively, the frequency and magnitude of the central bank increases showed how far behind they were with respect to removing quantitative easing, starting interest rate increases, and beginning quantitative tightening. Their lateness and resulting catch-up efforts raised concerns of a hard landing for the global economy.
The collective effort by the central banks reached a crescendo in September of 2022, as demonstrated by chronological rate increases over the month, including by the Reserve Bank of Australia (0.50%), the Bank of Canada (0.75%), the European Central Bank (0.75%), the Fed (0.75%), the Riksbank (0.50%), the Swiss National Bank (0.75%), the Bank of England (0.50%), and numerous others. Throughout Europe, countries announced fiscal policies designed to mitigate the impact of soaring energy costs, which began as a result of Russia’s invasion of Ukraine. Little did the Bank of England (BoE) realize that the volatility in rates and bonds was just beginning, as its new prime minister and Chancellor of the Exchequer were about to announce the most robust fiscal policy of them all. The market’s response was visceral, leading to a material decline in the price of U.K. government bonds, which in turn drove interest rates materially higher. By month’s end, the BoE had to step in, intervene aggressively, and stabilize its bond market. All of this activity lifted the U.S. dollar even further versus other currencies and put material pressure on worldwide equities and global listed real estate.
Taking a closer look at the performance of the individual property sectors that are represented within the FTSE Nareit Equity REITs Index, the five top-performing property sectors for the fiscal year on a total return basis were self storage, specialty, freestanding, single-family homes, and industrial. All property sectors delivered negative performance during the period, except self storage, which was slightly positive.
The five bottom-performing property sectors for the fiscal year were office, regional malls, data centers, manufactured homes, and health care.
What factors affected the Fund’s performance during its fiscal year?
The Fund modestly lagged its benchmark for the 12 months ended September 30, 2022. Security selection contributed to relative performance for the period, while property sector allocation detracted.
Combining property sector allocation and security selection, the strongest relative contributors to performance for the fiscal year were industrial, lodging/resorts, data centers, shopping centers, and single family homes. Security selection was the largest driver of returns for industrial, lodging/resorts, and shopping centers. Property sector allocation was the largest driver for data centers, while security selection also helped, and sector allocation was the largest contributing factor for single family homes.
From a property sector allocation perspective, the largest contributor was the Fund’s overweight to self storage. The second-largest sector allocation contributor was the underweight exposure to data centers.
From a security perspective on an absolute basis, the Fund’s overweight position to industrial real estate investment trust (REIT) Duke Realty was the largest positive contributor. The company’s shares materially outperformed the benchmark following a merger proposal from its larger competitor, Prologis, in June 2022. The next two largest positive contributors, data center REIT CyrusOne and healthcare REIT Healthcare Realty, were also companies that were involved in mergers and acquisitions, and outperformed the benchmark on a relative basis.
Combining property sector allocation and security selection, the largest relative detractors from performance were freestanding, specialty, manufactured homes, self storage, and regional malls. The Fund’s relative performance in freestanding was impacted by security selection and an underweight allocation, while specialty was driven by an underweight allocation. The relative performance of manufactured homes was due to security selection and an overweight allocation. For self storage, the Fund benefited from an overweight allocation, but that was more than offset by negative security selection. In regional malls, the benefit from the Fund’s marginal overweight exposure was offset by a small security selection detraction.
The largest property sector allocation detractors were underweight exposures to freestanding and specialty.
At the security level on an absolute basis, the Fund’s overweight exposure to data center REIT Equinix was the largest negative contributor. Data center REITs were one of the weaker performing property sectors
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Estate Securities Fund (Continued)
during the period due to the significant rise in interest rates. The Fund’s overweight exposures to industrial REIT Prologis and manufactured homes REIT Sun Communities were the next largest detractors.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Residential	29%
Industrial/Office	23
Self Storage	13
Retail	13
Health Care	8
Data Centers	7
Lodging/Resorts	4
Other (includes short-term investment)	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-17.05%	4.33%	6.47%	— %	—
Class A shares at POP[3,4]	-21.61	3.16	5.87	—	—
Class C shares at NAV[2] and with CDSC[4]	-17.64	3.58	5.69	—	—
Class I shares at NAV[2]	-16.80	4.63	6.76	—	—
Class R6 shares at NAV[2]	-16.57	4.89	—	5.38	11/12/14
FTSE NAREIT Equity REITs Index	-16.41	2.93	6.26	4.35 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.36%, Net 1.36%; Class C shares: Gross 2.08%, Net 2.08%; Class I shares: Gross 1.09%, Net 1.09%; Class R6 shares: Gross 0.94%, Net 0.79%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Real Estate Securities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAPAX
Class C: VAPCX
Class I: VAPIX
Class R6: VRPAX
FORT Trend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
FORT Investment Management LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -3.52%, Class C shares at NAV returned -4.27%, Class I shares at NAV returned -3.25%, and Class R6 shares at NAV returned -3.16%. For the same period, the ICE BofA 3-month U.S. Treasury Bill Index, which serves as both the broad-based equity index and the style-specific index, returned 0.62%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
Starting in the fourth quarter of 2021 and accelerating in the first quarter of 2022, global markets reacted to inflation and increased uncertainty by displaying higher volatility. At the start of 2022, inflation reached 40-year highs, propelling commodities and bond yields higher, and equities lower. Russia’s invasion of Ukraine in February amplified many of these market moves. In March, the U.S. Federal Reserve (the Fed) commenced an interest rate hiking cycle. Markets witnessed an inversion of the yield curve, with yields on the 10-year Treasury dropping below yields on the 2-year Treasury, as well as the worst quarterly performance for 10-year U.S. Treasury notes since 1999.
Global equities experienced a difficult second quarter of 2022, with the MSCI World Index (net) declining by 16.1% for the quarter as inflationary fears continued to dominate markets and investors started to price in an increased risk of recession.
Global equities registered negative returns in the third quarter of 2022, despite July representing the best month for global equities since November 2020, as central banks reaffirmed their commitment to fighting inflation, dashing hopes that the end of rate hikes was in sight. Bond markets also posted steep losses, extending their historic year-to-date declines. As the Fed continued to raise rates, yields across the Treasury curve rose. Amid the Fed’s rate hikes and growing fears of a global recession, the U.S. dollar rose rapidly to multi-decade highs against other major currencies. Commodities fell sharply during the third quarter, with losses driven by the energy and metals sectors.
What factors affected the Fund’s performance during its fiscal year?
For the fiscal year ended September 30, 2022, the Fund delivered a net return of -3.25%. The largest detractor from performance was equities, which returned -9.3% on a gross basis for the period, mostly driven by positions in North America. Positions in interest rates, commodities, currencies, and bonds contributed positively for the year. Interest rates were the largest contributor to performance, adding 3.2%, followed by commodities, which added 2.4%. Positions in currencies added 1.4%, and bonds added 0.3%.
Within the Fund, bonds spent most of 2022 in short positions, with varying exposures throughout the year. The Fund maintained long positions in equities for most of the period, flipping short toward the last half of September. Commodities had mixed exposure and positioning, while the Fund remained long the U.S. dollar versus foreign currencies throughout the year. Rates were short for almost the entirety of the period.
After years of difficult performance, the Société Generale Trend Indicator, which is a single model market-based performance indicator designed to have a high and stable correlation to trend-following commodity trading advisor (CTA) strategies, returned 54.8% for the first nine months of 2022. The SG CTA Index returned 26.1% for the same period, illustrating that simple trend-following approaches outperformed the peer group of strategies which generally use multi-model approaches.
FORT’s programs have an adaptive feature that systematically shifts risks and exposures between markets, models, and time horizons based on the prevailing environment. After significant research and testing, FORT implemented updates to the Fund’s investment strategies toward the end of the second quarter of 2022. The enhancements implemented to the portfolio construction process are designed to allow the Fund to react more quickly to market movements.
Since implementing these changes, in the third quarter, the Fund returned 5.02% net of fees and the SG CTA Index returned 4.1%. The Fund ended the fiscal year with short positions in equities, bonds, and interest rates across regions. The Fund grew its long position in the U.S. dollar versus foreign currencies. In commodities, the Fund was short in energy, metals, and agricultural commodities.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Quantitative Model: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Commodity and Commodity-Linked Instruments: Commodity and commodity-linked instruments may experience a return different than the commodity they attempt to track and may also be exposed to counterparty risk.
Interest Rate: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

FORT Trend Fund (Continued)
volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Leverage: When a fund leverages its portfolio by certain types of transactions or instruments, including derivatives, the Fund may liquidate positions at an unfavorable time, and its value more volatile.
Short Sales: The Fund may engage in short sales, and may incur a loss if the price of a borrowed security increases before the date on which the fund replaces the security.
Portfolio Turnover: The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Short-Term Investments		100%
Money Market Mutual Fund	6%
U.S. Government Securities	94
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

FORT Trend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-3.52%	0.57%	3.05%	— %	—
Class A shares at POP[3,4]	-8.82	-0.56	2.47	—	—
Class C shares at NAV[2] and with CDSC[4]	-4.27	-0.18	2.28	—	—
Class I shares at NAV[2]	-3.25	0.83	3.30	—	—
Class R6 shares at NAV[2]	-3.16	0.93	—	0.59	11/12/14
ICE BofA 3-month U.S. Treasury Bill Index	0.62	1.15	0.68	0.90 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.63%, Net 1.60%; Class C shares: Gross 2.40%, Net 2.35%; Class I shares: Gross 1.38%, Net 1.35%; Class R6 shares: Gross 1.28%, Net 1.26%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

FORT Trend Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VDMAX
Class C: VDMCX
Class I: VIDMX
Class R6: VDMRX
KAR Developing Markets Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -29.56%, Class C shares at NAV returned -30.11%, Class I shares at NAV returned -29.38%, and Class R6 shares at NAV returned -29.37%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -28.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. The Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to global semiconductor dependence.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI Emerging Markets Index (net) for fiscal year ended September 30, 2022. Poor stock selection in industrials as well as poor stock selection and an underweight in financials detracted from performance. Positive stock selection and an overweight in consumer discretionary as well as an overweight in consumer staples contributed to performance.
From a country perspective, an overweight in Russia as well as poor stock selection and an underweight in India detracted from performance. Positive stock selection and an overweight in Brazil as well as positive stock selection and an underweight in China contributed to performance.
The biggest contributors to performance during the period were Vasta Platform, Tegma Gestao Logistica, PT Bank Central Asia, Anhui Gujing Distillery, and Wal-Mart de Mexico.
The biggest detractors from performance during the period were HeadHunter, Taiwan Semiconductor Manufacturing, Grupa Pracuj, Sberbank Russia, and Yandex.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	30%
Consumer Staples	19
Consumer Discretionary	16
Communication Services	13
Financials	11
Information Technology	5
Health Care	2
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Developing Markets Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	-29.56%	-26.26%	6/22/21
Class A shares at POP[3,4]	-33.44	-29.46	6/22/21
Class C shares at NAV[2] and with CDSC[4]	-30.11	-26.84	6/22/21
Class I shares at NAV[2]	-29.38	-26.05	6/22/21
Class R6 shares at NAV[2]	-29.37	-26.04	6/22/21
MSCI Emerging Markets Index (net)	-28.11	-26.53 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 4.54%, Net 1.55%; Class C shares: Gross 5.29%, Net 2.30%; Class I shares: Gross 4.29%, Net 1.30%; Class R6 shares: Gross 4.27%, Net 1.22%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on  June 22, 2021 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Developing Markets Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on June 22, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Developing Markets Fund (Continued)
Growth of $2,500,000 for periods ended 9/30

This chart assumes an initial investment of $2,500,000 made on June 22, 2021 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAESX
Class C: VCESX
Class I: VIESX
Class R6: VRESX
KAR Emerging Markets Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -30.74%, Class C shares at NAV returned -31.27%, Class I shares at NAV returned -30.49%, and Class R6 shares at NAV returned -30.43%. For the same period, the MSCI Emerging Markets Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -23.23%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. The Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to global semiconductor dependence.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI Emerging Markets Small Cap Index (net) for the fiscal year ended September 30, 2022. Poor stock selection in industrials and financials detracted from performance. Positive stock selection in consumer discretionary as well as positive stock selection and an overweight in consumer staples contributed to performance.
From a country perspective, poor stock selection and an underweight in India as well as an overweight in Russia detracted from performance. Positive stock selection in China and Brazil contributed to performance.
The biggest contributors to performance during the period were Tegma Gestao Logistica, Anhui Gujing Distillery, Vivo Energy, Vasta Platform, and Sporton International.
The biggest detractors from performance during the period were HeadHunter, Grupa Pracuj, Kaspi, Saramin HR, and Wirtualna Polska.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Industrial Concentration: Because the portfolio is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	32%
Communication Services	16
Information Technology	15
Consumer Staples	14
Consumer Discretionary	8
Financials	5
Materials	5
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Emerging Markets Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	-30.74%	2.95%	3.61%	12/17/13
Class A shares at POP[3,4]	-34.55	1.79	2.95	12/17/13
Class C shares at NAV[2] and with CDSC[4]	-31.27	2.19	2.85	12/17/13
Class I shares at NAV[2]	-30.49	3.23	3.88	12/17/13
Class R6 shares at NAV[2]	-30.43	—	1.04	8/1/19
MSCI Emerging Markets Small Cap Index (net)	-23.23	1.25	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.81%, Net 1.79%; Class C shares: Gross 2.54%, Net 2.53%; Class I shares: Gross 1.51%, Net 1.50%; Class R6 shares: Gross 1.41%, Net 1.40%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 17, 2013 (inception date of the Fund), for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Emerging Markets Small-Cap Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on December 17, 2013 (inception date of the Fund), for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 4.53% from the inception date of Class R6 shares and 2.82% from the inception date of Class A shares, Class C shares, and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VISAX
Class C: VCISX
Class I: VIISX
Class R6: VRISX
KAR International Small-Mid Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -45.16%, Class C shares at NAV returned -45.57%, Class I shares at NAV returned -45.04%, and Class R6 shares at NAV returned -44.97%. For the same period, the MSCI All Country World ex USA SMID Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -28.85%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
After strong performance in 2021, markets became volatile in 2022, with both equities and fixed income entering bear markets. The Federal Reserve (the Fed) began tapering its bond purchases in October 2021, after providing support to the fixed income markets during the pandemic. And, while the inflation that spiked after massive pandemic spending, supply chain bottlenecks, and COVID lockdowns at first appeared transitory, inflation quickly escalated in the second quarter of 2022 and became a major risk to the economy. The Russian invasion of Ukraine also fueled inflation and once again pressured fragile supply chains.
The Fed raised interest rates five times during the fiscal year in an effort to tame record-high inflation. To make matters more challenging, robust employment became an obstacle in slowing spending, with the Fed saying it could make additional rate increases to attempt to bring down inflation. Investor pessimism and market sentiment soured to new lows for the duration of the fiscal year.
On the international front, China’s enforcement of its zero-COVID policy forced continued lockdowns, which rattled important supply chains. In addition, China’s significant regulatory crackdowns destroyed certain industries and gave investors pause to invest elsewhere in the country. Tensions with Taiwan also presented new risks due to global semiconductor dependence.
For the fiscal year ended September 30, 2022, the S&P 500® Index declined 15.47%, while small-capitalization stocks, as represented by the Russell 2000® Index, were down 23.50%. International developed markets, as measured by the MSCI EAFE® Index (net), lost 25.13%, while the MSCI Emerging Markets Index (net) declined 28.11% for the period.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed the MSCI ACWI Ex USA SMID Cap Index (net) for the fiscal year ended September 30, 2022. Poor stock selection in industrials and financials detracted from performance. Positive stock selection and an overweight in health care as well as positive stock selection in consumer staples contributed to performance.
From a country perspective, poor stock selection in the U.K. and an overweight in Russia detracted from performance. Positive stock selection in China and Malaysia contributed to performance.
The biggest contributors to performance during the period were Pason Systems, FinecoBank, Anhui Gujing Distillery, BTS Group, and Kerry TJ Logistics.
The biggest detractors from performance during the period were HeadHunter, Mercari, Mortgage Advice Bureau, Rightmove, and Knorr-Bremse.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Industrial Concentration: Because the portfolio is presently heavily weighted in the industrial sector, it will be impacted by that sector’s performance more than a portfolio with broader sector diversification.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	26%
Communication Services	26
Financials	13
Information Technology	9
Health Care	7
Consumer Staples	7
Consumer Discretionary	7
Other	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR International Small-Mid Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-45.16%	-2.50%	5.58%	— %	—
Class A shares at POP[3,4]	-48.17	-3.59	4.98	—	—
Class C shares at NAV[2] and with CDSC[4]	-45.57	-3.20	4.80	—	—
Class I shares at NAV[2]	-45.04	-2.25	5.84	—	—
Class R6 shares at NAV[2]	-44.97	-2.14	—	3.23	11/12/14
MSCI All Country World ex USA SMID Cap Index (net)	-28.85	-1.25	3.74	2.22 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.43%; Class C shares: 2.15%; Class I shares: 1.14%; Class R6 shares: 1.06%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR International Small-Mid Cap Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: HEMZX
Class C: PICEX
Class I: HIEMX
Class R6: VREMX
Vontobel Emerging Markets Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -26.30%, Class C shares at NAV returned -26.85%, Class I shares at NAV returned -26.00% and Class R6 shares at NAV returned -25.82%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the broad-based and style-specific index appropriate for comparison, returned -28.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The MSCI Emerging Markets Index (net) was negative in all four fiscal quarters.
Emerging market equities declined in the fourth quarter of 2021 as the regulatory cloud hanging over China combined with the Omicron variant of COVID-19, supply chain challenges, and rising inflation to pull shares lower. China’s 6.1% decline had the greatest impact on benchmark performance in the quarter given its substantial weight in the index. China’s zero-tolerance approach to COVID resulted in strict lockdown measures that brought warnings from Samsung and Micron that memory chip manufacturing could be impacted. In the face of strengthening economic headwinds, China’s central bank cut its key interest rate by 0.05% to 3.8%, feeding expectations of further loosening to soften the economic slowdown. India’s performance cooled in the final quarter of 2021, but remained a bright spot for the year. The economy benefitted from the fallout of regulatory action in China. Brazil’s economic woes deepened as the country entered official recession territory following negative growth in the third quarter of 2021, and its central bank raised interest rates by 1.50% in December to 9.25% in an effort to tame rampant inflation.
Emerging market equities declined in the first quarter of 2022 after Russia’s invasion of Ukraine and resulting sanctions rattled investors and fed into existing uncertainty about inflation and global economic growth. Chinese authorities continued regulatory measures with new rules targeting tech companies, although some commentators pointed to a softening approach as Beijing looked to support economic growth. The country’s zero-tolerance approach to COVID also came under scrutiny as it attempted to implement partial lockdowns in its economic hub, Shanghai, and manufacturing measures declined. As across other emerging markets, commodity price increases fed inflation in India. The Indian government prompted international criticism as it maintained economic ties with Russia, which included considering a rupee-ruble payments system that could circumvent sanctions on oil imports. Latin American markets bucked the trend in the first quarter of 2022, as Brazil recovered strongly from underperformance in 2021, due to surging commodity prices and strengthened currencies.
Emerging market equities declined again in the second quarter of 2022. Steep and rising inflation continued to weigh on markets as central banks raised interest rates in an effort to dampen the demand side of the inflation equation. The result was a turbulent market and a risk-averse mood, with investors concerned about slowing growth and recession. In the beginning of the second quarter, China maintained its zero-COVID approach with renewed lockdowns in Shanghai and Beijing, as well as mass testing. The initiatives weighed on consumption and gross domestic product (GDP). On the other hand, the government introduced a package of 33 measures to boost growth. Toward the end of the quarter, the authorities shortened quarantine times for international arrivals, prompting a rally in Chinese equities. Much of southeast Asia witnessed an economic recovery, despite stagflation concerns elsewhere, as reopening drove an increase in tourism in countries such as Thailand. However, South Korea witnessed a sharp rise in its stockpile of memory chips, indicating a slowdown in international demand from global tech manufacturers. Brazil’s inflation rate stayed stubbornly high at 12%, and the central bank lifted interest rates in June.
Emerging market equities declined again in the third quarter of 2022. Central banks around the world continued to battle stubborn inflation by aggressively hiking interest rates. Equities tumbled and the U.S. dollar rose to new highs as investors looked for safe havens. Meanwhile, war in Ukraine, worries about how an energy supply disruption might impact Europe, and a slowdown in China further eroded sentiment. Beijing’s zero-COVID stance weighed on China’s economic performance, with data showing GDP up just 0.4% in the second quarter compared with the prior year. China was not immune to global currency headwinds as the renminbi fell to its lowest level against the dollar since 2008. India was a relative outperformer, as data showed that GDP grew by 13.5% year-over-year between April and June. Amid deteriorating global economic performance, Brazil outperformed as its Economy Ministry upgraded its GDP growth forecast for the year to 2.7% in September from 2.0%.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark for the 12 months ended September 30, 2022. The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
Eicher Motors continued to see a pick-up in volume and revenue growth domestically and internationally. Revenue growth in the most recent quarter was up 72% year-over-year, with 52% volume growth and an 18% increase in pricing. New model launches performed better than expected, while exports were up 60% year-over-year, with increased growth in the U.S., Europe, and Asia. Eicher Motors is the dominant player in premium motorcycles in India, and is often referred to as the Harley Davidson of India. Eicher is also present in commercial vehicles through a joint venture with Volvo.
Wal-Mart De Mexico saw solid Mexico retail sales trends, with the company continuing to gain market share. E-commerce offerings also continued to grow during the period. Walmex is the premier retailer in Mexico. Unlike Wal-Mart in the U.S., which offers
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Emerging Markets Opportunities
Fund (Continued)
cheap prices but a no-frills shopping environment, Walmex offers both low prices and a better shopping experience than most stores in the country. The company has no net debt, managing working capital effectively, and generates strong cash flow.
Bank Central Asia, Telkom Indonesia, and Bank Rakyat Indonesia also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
Taiwan Semiconductor underperformed as concerns over a semiconductor down cycle and moderating end demand, coupled with a rotation out of growth names, weighed on the semiconductor space. The stock was also challenged by discussions in the media that Taiwan Semiconductor might cancel its price hike or lower the magnitude for 2023 given the weaker-than-expected end demand, the recent order revisions downward, and potential adjustments from Apple. Taiwan Semiconductor pioneered the dedicated foundry industry. A foundry is a facility dedicated solely to chip manufacturing, as opposed to a fabless semiconductor company, which focuses on chip design and does no manufacturing. The company has consistently captured 100% of industry profits due to superior execution of a highly complex manufacturing process, and has patented its processes, limiting the ability of competitors to copy its success. Volume growth in semiconductors has been in the 15% range, and barriers to entry have increased.
Naver Corp.’s profit margins continued to be pressured due to adverse shifts in its revenue mix toward the lower-margin content business. The company also faced concerns that competitive intensity is increasing in its core advertising and ecommerce businesses. Naver is the largest online portal in Korea. It has built a powerful ecosystem by being the only player in Korea that is dominant in search, shopping, payment, and content – its services are designed to complement one another through a virtuous circle.
Shenzhou International, SK Hynix, and JD.COM also detracted from absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting that location.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Consumer Staples	23%
Financials	20
Consumer Discretionary	17
Information Technology	14
Industrials	8
Communication Services	7
Health Care	4
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Emerging Markets Opportunities
Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-26.30%	-3.46%	0.14%	— %	—
Class A shares at POP[3,4]	-30.35	-4.55	-0.43	—	—
Class C shares at NAV[2] and with CDSC[4]	-26.85	-4.13	-0.57	—	—
Class I shares at NAV[2]	-26.00	-3.15	0.44	—	—
Class R6 shares at NAV[2]	-25.82	-2.94	—	-0.33	11/12/14
MSCI Emerging Markets Index (net)	-28.11	-1.81	1.05	0.77 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.54%, Net 1.54%; Class C shares: Gross 2.22%, Net 2.22%; Class I shares: Gross 1.23%, Net 1.23%; Class R6 shares: Gross 1.13%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Emerging Markets Opportunities
Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: JVIAX
Class C: JVICX
Class I: JVXIX
Class R6: VFOPX
Vontobel Foreign Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -27.20%, Class C shares at NAV returned -27.68%, Class I shares at NAV returned -26.97%, and Class R6 shares at NAV returned -26.88%. For the same period, the MSCI All Country World ex USA Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -25.17%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The MSCI All Country World ex USA Index (net) was positive in the first fiscal quarter, and negative in the second, third and fourth fiscal quarters.
International equity markets posted moderate returns in the fourth quarter of 2021. Markets continued to weigh positive economic growth and earnings recoveries from COVID with the potential economic impact of the new Omicron variant, further regulatory crackdowns by the Chinese government, and a slowing real estate sector in China. The emergence of Omicron in November prompted the reintroduction of restrictions across many countries, and created worries about the renewed threat to public health and the economic recovery. As the period progressed, a growing body of evidence on Omicron showed less severe effects and fewer hospitalizations than the Delta variant, prompting a December surge that brought European equities back to near-record levels. Chinese equities continued to underperform amid the ongoing regulatory crackdown, dragging the emerging markets and Asia Pacific benchmarks lower.
International equity markets declined in the first quarter of 2022, as record inflation levels spread around the globe, interest rates rose abruptly, and the U.S. reiterated its stance on delisting foreign companies that do not comply with its auditing standards – a move directed mainly at China. Further exacerbating challenged markets, Russia’s invasion of Ukraine increased geopolitical risks while sending commodity prices higher. Higher costs and logistical supply challenges weighed heavily on Europe. Natural gas prices climbed by over 50% as the region wrestled with its dependence on Russia. Rapidly rising energy prices fed an acceleration in inflation, with Euro area price increases hitting 5.8% in February of 2022. The European Central Bank (ECB) guided that gradual interest rate rises were to come.
International equity markets came under pressure in the second quarter of 2022. The conflict in Ukraine fed energy supply concerns and inflation, accelerating expectations for interest rate increases in Europe, although Japan and China maintained their accommodative stances. Inflation in Europe continued to spike, driven by energy price turmoil stemming from the war. The ECB hardened its stance on tackling inflation, leading markets to expect rate increases. European reliance on Russian natural gas prompted worries about shortages and the prospect of rationing throughout the winter months. In the beginning of the second quarter of 2022, China maintained its zero-COVID approach, although the initiatives weighed on consumption and gross domestic product (GDP). Toward the end of the quarter, quarantine measures for international arrivals were shortened, prompting a rally in Chinese equities.
International equity markets weakened in the third quarter of 2022. Central banks continued to battle stubborn inflation by aggressively hiking interest rates. Equities tumbled and the U.S. dollar rose to new highs as investors looked for safe havens. Concerns over the potential for a global recession became more pronounced as the U.S. Federal Reserve (the Fed) and the ECB indicated that tamping down inflation was their primary concern. Meanwhile, war in Ukraine, worries about how an energy supply disruption might impact Europe, and a slowdown in China further eroded sentiment. The ECB raised interest rates sharply. Nevertheless, price increases continued to accelerate across the Eurozone in September, fueling expectations of further interest rate rises. A package of tax cuts from the new British cabinet provoked market turmoil, sending the pound close to parity with the dollar and leading to a spike in U.K. treasury yields. In contrast with the rest of the developed world, Japan persisted with negative interest rates through the third quarter as consumer prices rose by 2.8% in August. China implemented new lockdowns, which combined with drought, power shortages, and softening international demand, resulted in weak exports. India was a relative outperformer, as data showed strong GDP growth.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended September 30, 2022. The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
Mondelez International posted impressive results, as inflation headwinds did not deter consumers from buying Oreo cookies or Cadbury chocolate bars. Mondelez reported robust organic sales growth of 8.6% earlier in 2022. Sales were particularly strong in the emerging markets, where volumes grew 10%. While Mondelez experienced input cost pressures, it implemented price increases to partially offset the costs. Mondelez is a global snacking giant with several iconic brands. The snack category is one of the fastest growing categories in the food space, and Mondelez generates about 40% of its revenues from faster-growing emerging markets.
We added a position in Hermes International at the beginning of the third quarter of 2022, as we believed valuation had returned to compelling levels. We believe the timing was good as markets rallied and recent company and peer comments saw strong U.S. and European Union luxury spending, and even China showed better reopening trends for Hermes in July. Hermes is arguably the most valuable luxury brand in the world. This is partly due to the fact that it has long been tightly controlled by the founding family. Although the stock is not considered to be cheap, neither are the company’s signature scarves and handbags.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Foreign Opportunities Fund (Continued)
Wal-Mart De Mex, Adidas, and Roche Holdings also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
During the period, the market pressured health care companies that were seen as COVID beneficiaries. While Eurofins Scientific experienced some near-term headwinds for organic growth earlier in the fiscal year, including capacity prioritized for COVID versus biopharma, food testing impact from geopolitical issues, and environmental testing impact from COVID lockdowns, the company reported profit numbers slightly above expectations in the most recent quarter. Eurofins is a testing company with a focus on food, pharma, environment, and clinical diagnostic testing. Food testing, the jewel of the company, has shown consistent growth year over year due to frequent food scares and increased regulation. The clinical diagnostics segment is a huge market with strong growth in the specialized testing area where Eurofins is focused.
Sartorius Stedim also struggled with market pressures on COVID beneficiaries. The company offers a comprehensive suite of services for the development and manufacturing of biopharmaceuticals. The services include highly specific equipment and consumables that are necessary for biologics manufacturing. The company’s services specifically target single use supplies that the pharma industry has increasingly adopted as more cost effective and less time-consuming.
Rentokil, Hoya Corp., and Budweiser Brewing also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Past performance is not indicative of future results. Any performance results portrayed reflect the reinvestment of dividends and other earnings. Any companies described in this commentary may or may not currently represent a position in the subadviser’s client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities.
Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially.
In the event a company described in this commentary is a position in the subadviser’s client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	25%
Information Technology	20
Health Care	14
Consumer Staples	13
Consumer Discretionary	11
Financials	9
Materials	2
Short-Term Investment	6
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Foreign Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-27.20%	1.02%	3.88%	— %	—
Class A shares at POP[3,4]	-31.20	-0.11	3.29	—	—
Class C shares at NAV[2] and with CDSC[4]	-27.68	0.35	3.14	—	—
Class I shares at NAV[2]	-26.97	1.34	4.17	—	—
Class R6 shares at NAV[2]	-26.88	1.45	—	3.57	11/12/14
MSCI All Country World ex USA Index (net)	-25.17	-0.81	3.01	1.45 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.40%, Net 1.39%; Class C shares: Gross 2.12%, Net 2.05%; Class I shares: Gross 1.11%, Net 1.07%; Class R6 shares: Gross 1.03%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Foreign Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: NWWOX
Class C: WWOCX
Class I: WWOIX
Class R6: VRGOX
Vontobel Global Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -24.10%, Class C shares at NAV returned -24.71%, Class I shares at NAV returned -23.93%, and Class R6 shares at NAV returned -23.80%. For the same period, the MSCI All Country World Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -20.66%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The MSCI All Country World Index (net) was positive in the first fiscal quarter, and negative in the second, third, and fourth fiscal quarters.
Global equities performed well in the fourth quarter of 2021, although the path was uneven as rising inflation, concerns about monetary tightening, and surges in COVID cases created volatility. The emergence of the Omicron variant in November created worries about the renewed threat to public health and the economic recovery. Inflation continued to rise and U.S. gross domestic product (GDP) growth declined for the third quarter. Market sentiment turned positive in December as evidence showed Omicron to have less severe effects than the Delta variant. European stocks went on a similar rollercoaster ride through the final quarter of 2021, but finished strongly after a December rally. Chinese equities continued to underperform amid the ongoing regulatory crackdown, dragging the emerging markets and Asia Pacific benchmarks lower. India’s performance cooled in the final quarter but remained a bright spot for the year. In contrast, Brazil’s economic woes deepened as the country entered an official recession.
Global equity markets declined in the first quarter of 2022 as the war in Ukraine fed into concerns about geopolitical risks and energy supply. Investors also worried about spiking inflation and rising interest rates. The pullback started in early January as the U.S. Consumer Price Index (CPI) hit a four-decade high of 7% and oil spiked to its highest level since the financial crisis. The Federal Reserve (the Fed) implemented a 0.25% interest rate rise in March. Higher commodity costs and supply challenges weighed heavily on Europe. Natural gas prices climbed by over 50% as the region wrestled with its dependence on Russia. In the face of rising inflation, the European Central Bank (ECB) guided to gradual interest rate rises. Chinese authorities continued regulatory measures in the first quarter with new rules targeting tech companies. The country’s zero-COVID policy came under scrutiny as China attempted to implement partial lockdowns in Shanghai. Commodity price increases fed inflation in India.
Global equity markets weakened in the second quarter of 2022. The ongoing conflict in Ukraine continued to drive up energy costs and feed inflation, accelerating expectations for interest rate increases. U.S. inflation remained far above target levels, reaching 8.6% in May. To combat rising prices, the Fed lifted interest rates by 0.75% in June, the largest increase in 28 years, leading to increased fears about a recession. Inflation in Europe continued to spike, driven by energy price turmoil stemming from the war in Ukraine. The ECB hardened its stance on tackling inflation, leading markets to expect future rate increases. European reliance on Russian natural gas prompted worries about shortages. Early in the quarter, China maintained its zero-COVID approach, although the initiatives weighed on consumption and GDP. Toward the end of the quarter, quarantine measures for international arrivals were shortened, prompting a rally in Chinese equities.
Global equity markets weakened in the third quarter of 2022. Central banks continued to battle stubborn inflation by aggressively hiking interest rates. The Fed pledged to continue tightening, which increased expectations of a U.S. economic downturn. It also drove the dollar to multi-decade highs, which in turn hampered the earnings of U.S. multinational corporations. Echoing U.S. measures, the ECB raised interest rates sharply. Nevertheless, price increases continued to accelerate across the Eurozone in September, fueling expectations of further sizable interest rate increases. A package of tax cuts from the new British cabinet provoked market turmoil, sending the pound close to parity with the dollar and leading to a spike in U.K. treasury yields. China implemented new lockdowns, which combined with drought, power shortages, and softening international demand, resulted in weak exports. China was not immune to global currency headwinds as the renminbi fell to its lowest level against the dollar since 2008. India was a relative outperformer, as data showed strong GDP growth.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark for the 12 months ended September 30, 2022. The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
UnitedHealth Group outperformed as the company’s business was viewed as less economically sensitive than most. This led to the stock being more defensive as the market sold off on fears of coming economic weakness. UnitedHealth is a diversified health care company that operates through two distinct platforms: UnitedHealthcare, which provides health care coverage and benefits services; and Optum, which provides information and technology-enabled health services.
Coca Cola was a strong performer during the period. The company is the leading global manufacturer and distributor of non-alcoholic beverages and syrups. It owns or licenses more than 450 branded carbonated soft drinks, waters, juices, teas, coffees, and sports drinks. The company benefits from having strong brands, distribution, and marketing.
Keysight Technologies, Synopsys, and Ross Stores also helped contribute to the Fund’s absolute performance.
Stocks that hurt absolute performance
After reporting weaker-than-expected results in the second half of 2021, PayPal rescinded its mid-term
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Global Opportunities Fund (Continued)
earnings guidance and announced a strategic pivot away from account growth to average revenue per account growth, with a focus on engaging high quality users while scaling down campaigns aimed solely at increasing the total number of users. Our independent due diligence re-affirmed our view that PayPal remained the most recognized and frequently used digital wallet, that the company’s merchant footprint continued to increase throughout COVID thus strengthening their two-sided network, and that its market share gains had persisted through the pandemic. As a result, we concluded that the new strategy was sensible and that the company was well-positioned to execute the strategy. We continued to hold the stock as of the end of the fiscal year.
Amazon.com missed earnings expectations earlier this year mainly due to higher-than-expected costs as well as lower productivity. Despite a rebound in July, the stock gave back some performance in September due to the rotation away from growth stocks. Amazon reported strong second-quarter numbers, with operating profit coming in around 84% ahead of expectations and revenue guidance for the third quarter an acceleration from the second quarter. Amazon is the leading player in e-commerce in North America, and has leading positions in several markets in Europe, as well as India and Japan.
Amazon also has the leading position globally in Cloud services with Amazon World Services (AWS).
Flutter Entertainment, Adobe Systems, and Taiwan Semiconductor Manufacturing also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets:  Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Information Technology	22%
Health Care	18
Consumer Discretionary	15
Consumer Staples	15
Financials	12
Industrials	9
Materials	5
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Global Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-24.10%	4.29%	7.55%	— %	—
Class A shares at POP[3,4]	-28.28	3.11	6.95	—	—
Class C shares at NAV[2] and with CDSC[4]	-24.71	3.51	6.76	—	—
Class I shares at NAV[2]	-23.93	4.58	7.84	—	—
Class R6 shares at NAV[2]	-23.80	—	—	2.49	1/30/18
MSCI All Country World Index (net)	-20.66	4.44	7.28	2.32 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.38%, Net 1.36%; Class C shares: Gross 2.13%, Net 2.11%; Class I shares: Gross 1.13%, Net 1.09%; Class R6 shares: Gross 1.05%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Global Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund
Fund Summary (Unaudited)
Ticker Symbols:
Class A: VGEAX
Class C: VGECX
Class I: VGEIX
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2022, the Fund’s Class A shares at NAV returned -29.21%, Class C shares at NAV returned -29.72%, and Class I shares at NAV returned -29.00%. For the same period, the MSCI Europe Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -24.80%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2022?
The MSCI Europe Index (net) was positive in the first fiscal quarter, and negative in the fiscal second, third, and fourth fiscal quarters.
European equity markets posted positive performance in the fourth quarter of 2021. Rising inflation, concerns about monetary policy, and a surge in COVID cases created volatility. The emergence of the Omicron variant created worries about the renewed threat to public health and the economic recovery. Supply chain bottlenecks and labor shortages added to the pressure, driving sentiment lower. The IHS Markit Eurozone Purchasing Managers Index® dipped to a nine-month low in December of 2021, while a U.K. private sector measure also slowed sharply to its lowest level in 10 months. In the face of rising prices and sputtering growth, central bank policy began to diverge. While the European Central Bank (ECB) warned against tightening too soon, the Bank of England lifted its base rate for the first time in three years to 0.25% in an attempt to stave off inflation and boost the currency. As the period progressed, a growing body of evidence indicated that Omicron was less severe than the Delta variant, prompting a December rally that brought equities back to near-record levels.
European equity markets declined in the first quarter of 2022. Russia’s invasion of Ukraine and the resulting economic sanctions caused widespread concern among investors about inflation and energy supply and security across the continent. This heightened existing uncertainty about monetary policy and the path for global growth. Higher commodity costs, as well as logistical supply challenges, weighed heavily on Europe. Natural gas prices climbed by over 50% as the region wrestled with its dependence on Russia. As countries enacted sanctions, Germany halted certification of the Nordstream 2 gas pipeline. European oil and gas companies also had to contend with Russian exposure – the U.K.’s BP said it would abandon its stake in Rosneft at a cost of up to $25 billion. Rapidly rising energy prices fed an acceleration in inflation, with prices in the Eurozone increasing 5.8% in February of 2022. The ECB guided to gradual interest rate increases.
European equity markets fell in the second quarter of 2022 as the conflict in Ukraine fed energy supply concerns and rising prices, accelerating expectations for interest rate increases. Cyclical sectors such as energy posted the strongest returns, while defensive sectors such as communication services and consumer staples held up better than the market overall. Real estate, given its economic sensitivity, declined the most, followed by information technology. Inflation in Europe continued to spike, driven by energy price turmoil stemming from the ongoing conflict in Ukraine. The ECB hardened its stance on tackling inflation, leading markets to expect rates to rise above zero in September. The Bank of England continued on its gradual tightening path, warning that the downturn in the U.K. could be longer-lasting than in other major economies. European reliance on Russian natural gas supply prompted worries about shortages and the prospect of rationing throughout the winter months, particularly in Germany and Italy.
European equities declined again in the third quarter of 2022. The ECB raised interest rates sharply as it put its focus clearly on fighting inflation. However, price increases continued to accelerate to 10%
across the Eurozone in September, fueling expectations of further sizable interest rate hikes. Inflation in Germany reached a seven-decade high of 10.9% as measures to ease the impact of the energy crisis expired. Soaring energy bills and the prospect of rationing through the approaching winter were exacerbated by accusations of Russian sabotage on major gas pipelines into Northern Europe, which in turn increased expectations for a sharp economic downturn. While revised economic data for the U.K. showed that the economy had narrowly avoided tipping into recession in the second quarter, fiscal measures from the new cabinet provoked market turmoil. A package of tax cuts put further pressure on the weak pound, sending it close to parity with the U.S. dollar and leading to a spike in U.K. treasury yields.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark, the MSCI Europe Index (net), for the 12 months ended September 30, 2022. The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year.
Stocks that helped absolute performance
UBS Group benefitted from higher interest rates during the fiscal year. We believe UBS is one of the better capitalized banks in the world, and could be positioned to generate cash while still achieving healthy earnings growth. UBS is the largest global wealth manager, with two thirds of its earnings expected to come from its asset-gathering businesses, after the company made a strategic decision to shrink its investment bank.
We added a position in Hermes International at the beginning of the third quarter of 2022, as we believed valuation had returned to compelling levels. We believe the timing was good as markets rallied and recent company and peer comments saw strong U.S. and European Union luxury spending, and even China showed better reopening trends for Hermes in July. Hermes is arguably the most valuable luxury brand in the world. This is partly due to the fact that it has long been tightly controlled by the founding family. Although the stock is not considered to be cheap, neither are the company’s signature scarves and handbags.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund (Continued)
Roche Holdings, CTS Eventim, and La Francaise Des also contributed to the Fund’s absolute performance.
Stocks that hurt absolute performance
During the period, the market pressured health care companies that were seen as COVID beneficiaries. While Eurofins Scientific experienced some near-term headwinds for organic growth earlier in the fiscal year, including capacity prioritized for COVID versus biopharma, food testing impact from geopolitical issues, and environmental testing impact from COVID lockdowns, the company reported profit numbers slightly above expectations in the most recent quarter. Eurofins is a testing company with a focus on food, pharma, environment, and clinical diagnostic testing. Food testing, the jewel of the company, has shown consistent growth year over year due to frequent food scares and increased regulation. The clinical diagnostics segment is a huge market with strong growth in the specialized testing area where Eurofins is focused.
The market was enthusiastic about shares of Flutter Entertainment at the beginning of the Fund’s fiscal year due to strong performance by the company’s U.S. business. Throughout 2022, however, sentiment became more negative. A key overhang, the tightening of U.K. regulation, took more time than expected to finalize, depriving investors of more certainty about the company’s prospects. In addition, the market started to become concerned about consumption weakness in the U.K. and Europe. Flutter is the largest global online gambling operator, and the leading operator in the U.K., Ireland, Australia and the U.S.
Teleperformance Societe Europene, Ashtead Group, and Alcon also detracted from the Fund’s absolute performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g.,
COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
 Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2022.
Industrials	26%
Consumer Staples	20
Consumer Discretionary	14
Health Care	13
Information Technology	10
Financials	5
Materials	3
Other (includes short-term investment)	9
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/22

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	-29.21%	-0.81%	2.84%
Class A shares at POP[3,4]	-33.10	-1.93	2.26
Class C shares at NAV[2] and with CDSC[4]	-29.72	-1.55	2.08
Class I shares at NAV[2]	-29.00	-0.57	3.10
MSCI Europe Index (net)	-24.80	-1.24	3.45
Fund Expense Ratios[5]: Class A shares: Gross 2.34%, Net 1.40%; Class C shares: Gross 3.06%, Net 2.15%; Class I shares: Gross 2.05%, Net 1.15%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2012, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund (Continued)
Growth of $100,000 for periods ended 9/30

This chart assumes an initial investment of $100,000 made on September 30, 2012 for Class I shares. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2022, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2023. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—1.7%
Cellnex Telecom S.A. (Spain)	42,580	$ 1,313
Energy—13.8%
Cheniere Energy, Inc. (United States)	21,925	3,638
DT Midstream, Inc. (United States)	16,965	880
Enbridge, Inc. (Canada)	58,232	2,161
ONEOK, Inc. (United States)	17,371	890
Pembina Pipeline Corp. (Canada)	48,219	1,465
Targa Resources Corp. (United States)	10,080	608
Williams Cos., Inc. (The) (United States)	36,438	1,043
		10,685

Industrials—25.3%
Aena SME S.A. (Spain)(1)	20,154	2,092
Atlantia SpA (Italy)	119,267	2,632
Atlas Arteria Ltd. (Australia)	431,935	1,720
Auckland International Airport Ltd. (New Zealand)(1)	393,050	1,575
Canadian National Railway Co. (Canada)	11,867	1,281
Canadian Pacific Railway Ltd. (Canada)	18,855	1,258
Ferrovial S.A. (Spain)	50,565	1,148
Flughafen Zurich AG Registered Shares (Switzerland)(1)	7,858	1,161
Norfolk Southern Corp. (United States)	4,015	842
Transurban Group (Australia)	517,514	4,087
Union Pacific Corp. (United States)	4,645	905
Vinci S.A. (France)	10,834	876
		19,577

Real Estate—9.5%
American Tower Corp. (United States)	20,784	4,462
Crown Castle, Inc. (United States)	20,028	2,895
		7,357

Utilities—49.4%
Ameren Corp. (United States)	13,604	1,096
American Electric Power Co., Inc. (United States)	26,705	2,309
	Shares	Value

Utilities—continued
American Water Works Co., Inc. (United States)	6,108	$ 795
APA Group (Australia)	153,810	946
Atmos Energy Corp. (United States)	14,160	1,442
CenterPoint Energy, Inc. (United States)	82,816	2,334
CMS Energy Corp. (United States)	15,507	903
Dominion Energy, Inc. (United States)	46,869	3,239
EDP - Energias de Portugal S.A. (Portugal)	224,567	975
Emera, Inc. (Canada)	38,550	1,560
Enel SpA (Italy)	216,995	890
Entergy Corp. (United States)	7,910	796
Evergy, Inc. (United States)	20,540	1,220
Eversource Energy (United States)	27,613	2,153
Iberdrola S.A. (Spain)	95,132	887
National Grid plc (United Kingdom)	198,986	2,048
NextEra Energy, Inc. (United States)	60,874	4,773
Orsted AS (Denmark)	10,876	867
Public Service Enterprise Group, Inc. (United States)	37,420	2,104
Sempra Energy (United States)	21,299	3,194
Severn Trent plc (United Kingdom)	25,380	663
Southern Co. (The) (United States)	20,514	1,395
Xcel Energy, Inc. (United States)	25,255	1,616
		38,205

Total Common Stocks (Identified Cost $77,735)		77,137

Rights—0.0%
Industrials—0.0%
Atlas Arteria Ltd. (Australia)(1)	146,418	—
Total Rights (Identified Cost $0)		—

Total Long-Term Investments—99.7% (Identified Cost $77,735)		77,137

	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	47,776	$ 48
Total Short-Term Investment (Identified Cost $48)		48

TOTAL INVESTMENTS—99.8% (Identified Cost $77,783)		$77,185
Other assets and liabilities, net—0.2%		181
NET ASSETS—100.0%		$77,366

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	59%
Canada	10
Australia	9
Spain	7
Italy	5
United Kingdom	4
New Zealand	2
Other	4
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Financial Statements

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$77,137	$53,257	$23,880
Rights	—	—	—
Money Market Mutual Fund	48	48	—
Total Investments	$77,185	$53,305	$23,880
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Australia—3.8%
GPT Group (The) - In Specie(1)(2)	13,566	$ —
National Storage REIT	3,664,362	5,277
NEXTDC Ltd.(2)	443,476	2,481
Scentre Group	3,965,300	6,479
		14,237

Belgium—1.5%
Aedifica S.A.	27,381	2,111
Warehouses De Pauw CVA	136,041	3,341
		5,452

Canada—3.6%
Allied Properties Real Estate Investment Trust	171,650	3,400
Boardwalk Real Estate Investment Trust	145,850	4,884
Granite Real Estate Investment Trust	103,779	5,009
		13,293

China—0.9%
Hang Lung Properties Ltd.	2,105,000	3,457
France—1.5%
Klepierre S.A.(2)	310,694	5,402
Germany—2.1%
Aroundtown S.A.	1,063,180	2,328
Vonovia SE	254,678	5,496
		7,824

Hong Kong—1.5%
Swire Properties Ltd.	2,663,000	5,729
India—1.0%
Capitaland India Trust	4,856,700	3,537
Ireland—0.6%
Irish Residential Properties REIT plc	2,009,468	2,255
Japan—7.7%
Kenedix Office Investment Corp. Class A	773	3,645
Mitsubishi Estate Co., Ltd.	908,200	11,967
Mitsui Fudosan Logistics Park, Inc.	1,857	6,355
Nippon Prologis REIT, Inc.	2,134	4,679
Orix JREIT, Inc.	1,433	1,833
		28,479

Singapore—0.9%
CapitaLand Integrated Commercial Trust	2,441,000	3,247
	Shares	Value

Spain—1.6%
Inmobiliaria Colonial Socimi S.A.	248,735	$ 1,201
Merlin Properties Socimi S.A.	595,400	4,594
		5,795

Sweden—1.9%
Castellum AB	344,211	3,857
Catena AB	109,791	3,257
		7,114

United Kingdom—4.4%
Derwent London plc	114,510	2,583
Safestore Holdings plc	348,947	3,248
Segro plc	222,528	1,857
UNITE Group plc (The)	651,807	6,188
Workspace Group plc	585,772	2,605
		16,481

United States—65.6%
Alexandria Real Estate Equities, Inc.	34,529	4,841
American Homes 4 Rent Class A	263,550	8,647
Apartment Income REIT Corp.	152,578	5,893
AvalonBay Communities, Inc.	70,165	12,924
Brixmor Property Group, Inc.	384,333	7,099
Cousins Properties, Inc.	250,200	5,842
CubeSmart	320,475	12,838
Douglas Emmett, Inc.	254,205	4,558
Duke Realty Corp.	215,756	10,399
Equinix, Inc.	26,325	14,975
Equity Residential	138,165	9,287
Extra Space Storage, Inc.	78,765	13,604
Healthpeak Properties, Inc.	264,200	6,055
Host Hotels & Resorts, Inc.	356,566	5,662
Invitation Homes, Inc.	247,410	8,355
Kimco Realty Corp.	295,045	5,432
Mid-America Apartment Communities, Inc.	78,700	12,204
Prologis, Inc.	211,134	21,451
Public Storage	16,300	4,773
Realty Income Corp.	61,550	3,582
Regency Centers Corp.	122,350	6,589
Rexford Industrial Realty, Inc.	107,100	5,569
RLJ Lodging Trust	118,307	1,197
Ryman Hospitality Properties, Inc.	53,135	3,910
SBA Communications, Corp. Class A	18,150	5,166
Simon Property Group, Inc.	51,946	4,662
Spirit Realty Capital, Inc.	183,426	6,633
	Shares	Value

United States—continued
Sun Communities, Inc.	104,279	$ 14,112
VICI Properties, Inc.	112,750	3,366
Welltower, Inc.	209,000	13,443
		243,068

Total Common Stocks (Identified Cost $411,494)		365,370

Total Long-Term Investments—98.6% (Identified Cost $411,494)		365,370

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)	4,417,470	4,417
Total Short-Term Investment (Identified Cost $4,417)		4,417

TOTAL INVESTMENTS—99.8% (Identified Cost $415,911)		$369,787
Other assets and liabilities, net—0.2%		698
NET ASSETS—100.0%		$370,485

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	67%
Japan	8
United Kingdom	4
Australia	4
Canada	4
Germany	2
Sweden	2
Other	9
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$365,370	$256,361	$109,009	$— (1)
Money Market Mutual Fund	4,417	4,417	—	—
Total Investments	$369,787	$260,778	$109,009	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Australia—10.7%
Dexus	72,218	$ 359
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	491,304	708
NEXTDC Ltd.(2)	53,799	301
Scentre Group	703,100	1,149
		2,517

Belgium—3.5%
Aedifica S.A.	5,604	432
Warehouses De Pauw CVA	15,766	387
		819

Canada—7.8%
Allied Properties Real Estate Investment Trust	23,500	465
Boardwalk Real Estate Investment Trust	15,685	525
Granite Real Estate Investment Trust	11,326	547
Summit Industrial Income REIT	23,400	290
		1,827

China—5.0%
GDS Holdings Ltd. ADR(2)	17,100	302
Hang Lung Properties Ltd.	536,000	880
		1,182

France—3.3%
Klepierre S.A.(2)	44,431	772
Germany—5.9%
Aroundtown S.A.	154,590	338
Vonovia SE	48,510	1,047
		1,385

Hong Kong—9.0%
Link REIT	128,441	897
Swire Properties Ltd.	531,000	1,142
Wharf Real Estate Investment Co., Ltd.	16,000	73
		2,112

India—1.9%
Capitaland India Trust	600,100	437
Ireland—2.4%
Irish Residential Properties REIT plc	499,133	560
	Shares	Value

Japan—25.5%
Hulic Co., Ltd.	93,000	$ 685
Japan Hotel REIT Investment Corp. Class A	1,375	687
Kenedix Office Investment Corp. Class A	124	585
Kenedix Residential Next Investment Corp.	241	357
Mitsubishi Estate Co., Ltd.	134,000	1,766
Mitsui Fudosan Logistics Park, Inc.	218	746
Nippon Prologis REIT, Inc.	377	826
Orix JREIT, Inc.	261	334
		5,986

Singapore—3.9%
CapitaLand Integrated Commercial Trust	517,000	688
Mapletree Industrial Trust	140,600	232
		920

Spain—3.8%
Inmobiliaria Colonial Socimi S.A.	42,100	203
Merlin Properties Socimi S.A.	88,700	685
		888

Sweden—3.6%
Castellum AB	46,943	526
Catena AB	10,397	309
		835

United Kingdom—10.3%
Derwent London plc	17,031	384
Safestore Holdings plc	59,826	557
Segro plc	51,168	427
UNITE Group plc (The)	61,200	581
Workspace Group plc	102,900	458
		2,407

Total Common Stocks (Identified Cost $28,194)		22,647

Total Long-Term Investments—96.6% (Identified Cost $28,194)		22,647

	Shares	Value

Short-Term Investment—3.7%
Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)	869,583	$ 870
Total Short-Term Investment (Identified Cost $870)		870

TOTAL INVESTMENTS—100.3% (Identified Cost $29,064)		$23,517
Other assets and liabilities, net—(0.3)%		(75)
NET ASSETS—100.0%		$23,442

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	25%
Australia	11
United Kingdom	10
Hong Kong	9
Canada	8
Germany	6
China	5
Other	26
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$22,647	$2,202	$20,445	$— (1)
Money Market Mutual Fund	870	870	—	—
Total Investments	$23,517	$3,072	$20,445	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—65.4%
Equity Funds—60.3%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	337,213	$ 4,782
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	159,204	4,517
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	356,477	3,771
		13,070

Fixed Income Fund—5.1%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	132,386	1,113
Total Affiliated Mutual Funds (Identified Cost $10,706)		14,183

Exchange-Traded Funds(1)—34.3%
Invesco DB Agriculture Fund(3)	45,100	903
Invesco DB Commodity Index Tracking Fund(3)	114,374	2,735
Invesco DB Gold Fund(3)	15,800	740
Schwab U.S. TIPS ETF	11,200	580
	Shares	Value

SPDR S&P Global Natural Resources ETF	50,050	$ 2,475
Total Exchange-Traded Funds (Identified Cost $5,968)		7,433

Total Long-Term Investments—99.7% (Identified Cost $16,674)		21,616

Short-Term Investment—1.0%
Money Market Mutual Fund(1)—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)	220,900	221
Total Short-Term Investment (Identified Cost $221)		221

TOTAL INVESTMENTS—100.7% (Identified Cost $16,895)		$21,837
Other assets and liabilities, net—(0.7)%		(155)
NET ASSETS—100.0%		$21,682
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated company. See Note 4H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$14,183	$14,183
Exchange-Traded Funds	7,433	7,433
Money Market Mutual Fund	221	221
Total Investments	$21,837	$21,837
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers  into or  out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Real Estate Investment Trusts—98.8%
Data Centers—7.2%
Equinix, Inc.	49,981	$ 28,431
Health Care—8.0%
Healthpeak Properties, Inc.	484,500	11,105
Welltower, Inc.	317,580	20,427
		31,532

Industrial/Office—22.4%
Industrial—15.8%
Duke Realty Corp.	257,879	12,430
Prologis, Inc.	344,844	35,036
Rexford Industrial Realty, Inc.	278,675	14,491
		61,957

Office—6.6%
Alexandria Real Estate Equities, Inc.	69,434	9,734
Boston Properties, Inc.	26,000	1,949
Cousins Properties, Inc.	393,546	9,189
Douglas Emmett, Inc.	285,868	5,126
		25,998

Total Industrial/Office		87,955

Lodging/Resorts—4.0%
Host Hotels & Resorts, Inc.	551,044	8,751
RLJ Lodging Trust	207,905	2,104
Ryman Hospitality Properties, Inc.	66,860	4,920
		15,775

Residential—28.5%
Apartments—17.6%
Apartment Income REIT Corp.	360,995	13,941
	Shares	Value

Residential—continued
Apartments—continued
AvalonBay Communities, Inc.	103,815	$ 19,122
Equity Residential	257,154	17,286
Mid-America Apartment Communities, Inc.	121,380	18,822
		69,171

Manufactured Homes—4.5%
Sun Communities, Inc.	132,112	17,879
Single Family Homes—6.4%
American Homes 4 Rent Class A	467,900	15,352
Invitation Homes, Inc.	289,260	9,768
		25,120

Total Residential		112,170

Retail—12.9%
Free Standing—3.4%
Realty Income Corp.	74,500	4,336
Spirit Realty Capital, Inc.	252,893	9,145
		13,481

Regional Malls—2.4%
Simon Property Group, Inc.	106,296	9,540
Shopping Centers—7.1%
Brixmor Property Group, Inc.	505,856	9,343
Kimco Realty Corp.	471,820	8,686
Regency Centers Corp.	181,800	9,790
		27,819

Total Retail		50,840

Self Storage—13.0%
CubeSmart	465,850	18,662
Extra Space Storage, Inc.	110,929	19,158
	Shares	Value

Self Storage—continued
Public Storage	44,800	$ 13,118
		50,938

Specialty—2.8%
SBA Communications, Corp. Class A	20,300	5,778
VICI Properties, Inc.	176,800	5,278
		11,056

Total Common Stocks (Identified Cost $272,885)		388,697

Total Long-Term Investments—98.8% (Identified Cost $272,885)		388,697

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(1)	1,559,866	1,560
Total Short-Term Investment (Identified Cost $1,560)		1,560

TOTAL INVESTMENTS—99.2% (Identified Cost $274,445)		$390,257
Other assets and liabilities, net—0.8%		3,272
NET ASSETS—100.0%		$393,529

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$388,697	$388,697
Money Market Mutual Fund	1,560	1,560
Total Investments	$390,257	$390,257
There were no securities  valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investments—92.3%
Money Market Mutual Fund—5.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(1)	6,977,775	$ 6,978
Total Money Market Mutual Fund (Identified Cost $6,978)		6,978

	Par Value
U.S. Government Securities—86.8%
U.S. Treasury Bills
0.000%, 10/20/22(2)	$ 3,700	3,696
0.000%, 11/17/22(2)	20,800	20,726
0.000%, 12/22/22(2)	7,000	6,950
0.000%, 1/5/23(2)	25,100	24,888
0.000%, 1/19/23(2)	27,300	27,024
0.000%, 2/23/23(2)	18,700	18,437
0.000%, 3/23/23(2)	4,100	4,029
	Par Value	Value
0.000%, 3/30/23(2)	$ 4,700	$ 4,611
Total U.S. Government Securities (Identified Cost $110,509)		110,361

Total Short-Term Investments (Identified Cost $117,487)		117,339

TOTAL INVESTMENTS—92.3% (Identified Cost $117,487)		$117,339
Other assets and liabilities, net—7.7%		9,828
NET ASSETS—100.0%		$127,167

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
ULSD	Ultra Low Sulfur Diesel
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Exchange-traded futures contracts as of September 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
Natural Gas Future	November 2022	18	$ 1,218	$ —	$ (44)
Soybean Future	November 2022	5	341	—	(23)
Corn Future	December 2022	27	915	36	—
Dollar Index Future	December 2022	7	785	19	—
FTSE 100 Index Future	December 2022	1	77	—	(4)
KC HRW Wheat Future	December 2022	6	297	9	—
Mexican Peso Future	December 2022	9	221	— (1)	—
Nikkei 225 Stock Average Future	December 2022	2	358	—	(17)
Palladium Future	December 2022	1	218	—	(5)
Soybean Meal Future	December 2022	4	161	—	(11)
Swiss Franc Future	December 2022	2	255	—	(3)
Wheat Future	December 2022	9	415	54	—
				$ 118	$(107)
Short Contracts:
CAC 40® Index Future	October 2022	(2)	(113)	—	(1)
FTSE China A50 Index Future	October 2022	(14)	(181)	—	— (1)
Hang Seng Index Future	October 2022	(16)	(1,754)	42	—
HSCEI Index Future	October 2022	(19)	(716)	18	—
Cattle Feeder Future	November 2022	(1)	(87)	— (1)	—
Crude Oil Future	November 2022	(38)	(3,021)	158	—
Gasoline RBOB Future	November 2022	(13)	(1,294)	—	(18)
NY Harbor ULSD Future	November 2022	(10)	(1,353)	—	(8)
2 Year U.S. Treasury Note Future	December 2022	(96)	(19,718)	270	—
See Notes to Financial Statements

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3 Year Australian Bond Future	December 2022	(47)	$ (3,204)	$ 22	$ —
5 Year U.S. Treasury Note Future	December 2022	(159)	(17,094)	428	—
10 Year Australian Bond Future	December 2022	(42)	(3,146)	55	—
10 Year Canadian Bond Future	December 2022	(19)	(1,700)	7	—
10 Year Euro-Bund Future	December 2022	(110)	(14,930)	645	—
10 Year Japanese Bond Future	December 2022	(3)	(3,074)	6	—
10 Year Ultra Bond Future	December 2022	(37)	(4,384)	153	—
10 Year U.K. Gilt Future	December 2022	(64)	(6,889)	745	—
10 Year U.S. Treasury Note Future	December 2022	(165)	(18,490)	581	—
30 Year Euro Bond Future	December 2022	(25)	(3,593)	196	—
30 Year U.S. Treasury Bond Future	December 2022	(34)	(4,298)	180	—
Australian Dollar Future	December 2022	(54)	(3,464)	88	—
Brent Crude Future	December 2022	(51)	(4,342)	178	—
British Pound Future	December 2022	(38)	(2,656)	—	(9)
Canadian Dollar Future	December 2022	(20)	(1,448)	18	—
Cocoa Future	December 2022	(6)	(141)	—	(1)
Copper Future	December 2022	(12)	(1,024)	51	—
Cotton No. 2 Future	December 2022	(5)	(213)	12	—
DAX Index Future	December 2022	(6)	(1,784)	53	—
Dow Jones Index E-Mini Future	December 2022	(6)	(864)	51	—
Euro Currency Future	December 2022	(39)	(4,808)	72	—
Euro Stoxx 50® Future	December 2022	(50)	(1,624)	—	(1)
Euro-Bobl Future	December 2022	(157)	(18,426)	385	—
Euro-BTP Future	December 2022	(38)	(4,170)	148	—
Euro-OAT Future	December 2022	(44)	(5,697)	253	—
Euro-Schatz Future	December 2022	(95)	(9,978)	54	—
Gold Future	December 2022	(15)	(2,508)	38	—
Japanese Yen Future	December 2022	(56)	(4,874)	32	—
Lean Hogs Future	December 2022	(4)	(122)	3	—
Low Sulphur Gas Oil Future	December 2022	(14)	(1,263)	2	—
MSCI EAFE® Index Future	December 2022	(6)	(498)	40	—
MSCI Emerging Market Index Future	December 2022	(15)	(654)	60	—
Nasdaq 100® E-Mini Future	December 2022	(2)	(441)	28	—
New Zealand Dollar Future	December 2022	(14)	(786)	38	—
Russell 2000® E-Mini Future	December 2022	(21)	(1,753)	54	—
S&P 500® E-Mini Future	December 2022	(12)	(2,161)	102	—
Silver Future	December 2022	(6)	(571)	10	—
SPI 200 Future	December 2022	(1)	(103)	1	—
U.S. Ultra Bond Future	December 2022	(20)	(2,740)	182	—
Platinum Future	January 2023	(2)	(86)	—	(1)
3-Month Bank Acceptance Future	March 2023	(6)	(1,037)	1	—
3-Month EURIBOR Future	March 2023	(31)	(7,383)	44	—
3-Month SOFR Future	March 2023	(56)	(13,381)	78	—
3-Month SONIA Index Future	March 2023	(19)	(4,998)	85	—
90-Day Bank Bill Future	March 2023	(7)	(4,432)	2	—
Sugar #11 World Future	March 2023	(10)	(198)	—	(2)
3-Month Bank Acceptance Future	June 2023	(8)	(1,384)	3	—
3-Month EURIBOR Future	June 2023	(51)	(12,115)	109	—
3-Month SOFR Future	June 2023	(46)	(10,996)	70	—
3-Month SONIA Index Future	June 2023	(22)	(5,783)	101	—
90-Day Bank Bill Future	June 2023	(7)	(4,430)	3	—
3-Month Bank Acceptance Future	September 2023	(6)	(1,039)	— (1)	—
3-Month EURIBOR Future	September 2023	(56)	(13,296)	116	—
3-Month SOFR Future	September 2023	(39)	(9,329)	76	—
3-Month SONIA Index Future	September 2023	(20)	(5,259)	95	—
90-Day Bank Bill Future	September 2023	(7)	(4,430)	4	—
3-Month EURIBOR Future	December 2023	(59)	(14,016)	96	—
3-Month SOFR Future	December 2023	(37)	(8,859)	79	—
3-Month SONIA Index Future	December 2023	(21)	(5,526)	99	—
3-Month EURIBOR Future	March 2024	(56)	(13,308)	85	—
See Notes to Financial Statements

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2022 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month SOFR Future	March 2024	(35)	$ (8,394)	$ 67	$ —
3-Month SONIA Index Future	March 2024	(15)	(3,950)	65	—
3-Month EURIBOR Future	June 2024	(49)	(11,648)	75	—
3-Month SOFR Future	June 2024	(31)	(7,447)	61	—
3-Month SONIA Index Future	June 2024	(11)	(2,899)	59	—
3-Month EURIBOR Future	September 2024	(46)	(10,939)	67	—
3-Month SOFR Future	September 2024	(29)	(6,975)	45	—
3-Month SONIA Index Future	September 2024	(12)	(3,166)	61	—
3-Month EURIBOR Future	December 2024	(36)	(8,564)	55	—
3-Month SOFR Future	December 2024	(31)	(7,464)	46	—
3-Month SONIA Index Future	December 2024	(9)	(2,378)	44	—
3-Month EURIBOR Future	March 2025	(27)	(6,423)	38	—
3-Month SOFR Future	March 2025	(28)	(6,747)	41	—
3-Month SONIA Index Future	March 2025	(6)	(1,588)	33	—
3-Month EURIBOR Future	June 2025	(22)	(5,233)	38	—
3-Month SOFR Future	June 2025	(28)	(6,749)	39	—
3-Month SONIA Index Future	June 2025	(4)	(1,061)	24	—
3-Month EURIBOR Future	September 2025	(21)	(4,994)	27	—
3-Month SOFR Future	September 2025	(30)	(7,233)	36	—
3-Month SONIA Index Future	September 2025	(4)	(1,062)	21	—
3-Month EURIBOR Future	December 2025	(15)	(3,566)	19	—
3-Month SOFR Future	December 2025	(28)	(6,752)	20	—
3-Month SONIA Index Future	December 2025	(3)	(797)	10	—
				7,596	(41)
Total				$7,714	$(148)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$110,361	$ —	$110,361
Money Market Mutual Fund	6,978	6,978	—
Other Financial Instruments:
Futures Contracts	7,714	7,714	—
Total Assets	125,053	14,692	110,361
Liabilities:
Other Financial Instruments:
Futures Contracts	(148)	(148)	—
Total Liabilities	(148)	(148)	—
Total Investments	$124,905	$14,544	$110,361
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.2%
Communication Services—12.5%
Addcn Technology Co., Ltd. (Taiwan)	5,732	$ 33
Autohome, Inc. ADR (China)	1,457	42
Baltic Classifieds Group plc (United Kingdom)	41,786	63
NAVER Corp. (South Korea)	157	21
Sarana Menara Nusantara Tbk PT (Indonesia)	658,400	53
Tencent Holdings Ltd. (China)	1,300	44
Tongdao Liepin Group (China)(1)	13,000	12
Wirtualna Polska Holding S.A. (Poland)	1,864	34
		302

Consumer Discretionary—16.2%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	574	46
Allegro.eu S.A. (Poland)(1)	5,645	24
JD.com, Inc. ADR (China)	1,233	62
JD.com, Inc. Class A (China)	1,447	37
Prosus N.V. (China)(1)	824	43
Union Auction PCL (Thailand)	179,200	46
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	134
		392

Consumer Staples—18.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,400	65
Carlsberg Brewery Malaysia Bhd (Malaysia)	11,200	54
Fraser and Neave Ltd. (Singapore)	58,700	50
Heineken Malaysia Bhd (Malaysia)	10,800	56
Pernod Ricard S.A. (France)	285	52
Thai Beverage PCL (Thailand)	142,500	59
Wal-Mart de Mexico SAB de C.V. (Mexico)	23,115	81
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	41
		458

Financials—10.3%
Bank Central Asia Tbk PT (Indonesia)	160,000	89
HDFC Bank Ltd. ADR (India)	974	57
	Shares	Value

Financials—continued
Qualitas Controladora SAB de CV (Mexico)	11,606	$ 48
United Overseas Bank Ltd. (Singapore)	3,100	56
		250

Health Care—1.8%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	42
Industrials—29.1%
Boa Vista Servicos S.A. (Brazil)	77,270	85
Credit Bureau Asia Ltd. (Singapore)	136,900	93
GFC Ltd. (Taiwan)	19,000	44
Grupa Pracuj S.A. (Poland)	8,964	69
Haitian International Holdings Ltd. (China)	21,166	40
HeadHunter Group plc ADR (Russia)(2)	270	— (3)
NICE Information Service Co., Ltd. (South Korea)	4,472	41
S-1 Corp. (South Korea)	1,579	64
SaraminHR Co., Ltd. (South Korea)	1,814	38
Tegma Gestao Logistica S.A. (Brazil)	49,744	180
Wizz Air Holdings plc (Hungary)(1)	2,956	51
		705

Information Technology—5.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,645	113
Webcash Corp. (South Korea)	1,458	15
		128

Real Estate—1.1%
American Tower Corp. (United States)	126	27
Total Common Stocks (Identified Cost $3,087)		2,304

Total Long-Term Investments—95.2% (Identified Cost $3,087)		2,304

	Shares	Value

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(4)	73,318	$ 73
Total Short-Term Investment (Identified Cost $73)		73

TOTAL INVESTMENTS—98.2% (Identified Cost $3,160)		$2,377
Other assets and liabilities, net—1.8%		44
NET ASSETS—100.0%		$2,421

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	18%
Brazil	17
Singapore	8
Taiwan	8
Indonesia	8
South Korea	8
Mexico	6
Other	27
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,304	$875	$1,429	$— (1)
Money Market Mutual Fund	73	73	—	—
Total Investments	$2,377	$948	$1,429	$— (1)

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end. The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—16.3%
Addcn Technology Co., Ltd. (Taiwan)	1,105,009	$ 6,385
Autohome, Inc. ADR (China)	153,462	4,414
Baltic Classifieds Group plc (United Kingdom)	5,817,568	8,821
Dayamitra Telekomunikasi PT (Indonesia)	72,990,000	3,466
Sarana Menara Nusantara Tbk PT (Indonesia)	64,582,586	5,221
Tongdao Liepin Group (China)(1)	3,003,800	2,784
Wirtualna Polska Holding S.A. (Poland)	358,347	6,546
		37,637

Consumer Discretionary—8.4%
Allegro.eu S.A. (Poland)(1)	743,175	3,197
Union Auction PCL (Thailand)(2)	34,539,000	8,843
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	7,305
		19,345

Consumer Staples—13.7%
Anhui Gujing Distillery Co., Ltd. Class B (China)	647,264	9,561
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,501,000	7,273
Clicks Group Ltd. (South Africa)	232,776	3,674
Heineken Malaysia Bhd (Malaysia)	1,536,900	7,892
Taisun International Holding Corp. (Taiwan)	1,142,074	3,023
		31,423

Financials—5.3%
Multi Commodity Exchange of India Ltd. (India)	491,441	7,311
Qualitas Controladora SAB de CV (Mexico)	1,176,089	4,857
		12,168

Health Care—2.5%
Haw Par Corp., Ltd. (Singapore)	800,374	5,702
Industrials—32.3%
Boa Vista Servicos S.A. (Brazil)	9,183,337	10,061
	Shares	Value

Industrials—continued
Grupa Pracuj S.A. (Poland)	1,044,677	$ 8,037
Haitian International Holdings Ltd. (China)	2,875,218	5,441
HeadHunter Group plc ADR (Russia)(3)	37,879	— (4)
IndiaMart InterMesh Ltd. (India)	63,095	3,432
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,864,000	3,394
NICE Information Service Co., Ltd. (South Korea)	633,897	5,886
S-1 Corp. (South Korea)	174,875	7,044
SaraminHR Co., Ltd. (South Korea)	324,256	6,747
Sporton International, Inc. (Taiwan)	1,033,256	7,636
Tegma Gestao Logistica S.A. (Brazil)(2)	3,919,656	14,162
Wizz Air Holdings plc (Hungary)(1)	153,044	2,662
		74,502

Information Technology—15.3%
Computer Age Management Services Ltd. (India)	276,398	8,516
Douzone Bizon Co., Ltd. (South Korea)	147,052	3,168
Humanica PCL (Thailand)	13,196,200	3,863
Oracle Financial Services Software Ltd. (India)	250,312	9,125
TOTVS S.A. (Brazil)	1,052,052	5,751
Webcash Corp. (South Korea)	268,434	2,719
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	2,177
		35,319

Materials—4.4%
Avia Avian Tbk PT (Indonesia)	86,062,660	4,489
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	5,717
		10,206

Total Common Stocks (Identified Cost $277,830)		226,302

Total Long-Term Investments—98.2% (Identified Cost $277,830)		226,302

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(5)	5,131,410	$ 5,131
Total Short-Term Investment (Identified Cost $5,131)		5,131

TOTAL INVESTMENTS—100.4% (Identified Cost $282,961)		$231,433
Other assets and liabilities, net—(0.4)%		(915)
NET ASSETS—100.0%		$230,518

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company. See Note 4H in Notes to Financial Statements.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Brazil	16%
India	12
South Korea	12
China	10
Taiwan	9
Poland	8
Malaysia	6
Other	27
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$226,302	$52,267	$174,035	$— (1)
Money Market Mutual Fund	5,131	5,131	—	—
Total Investments	$231,433	$57,398	$174,035	$— (1)

(1)	Amount is less than $500.
Security held by the Fund with an end of period value of $—(1) was transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.  The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Financial Statements

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—25.2%
Adevinta ASA Class B (Norway)(1)	3,000,019	$ 17,873
Auto Trader Group plc (United Kingdom)	8,923,122	50,604
Baltic Classifieds Group plc (United Kingdom)(2)	33,911,290	51,417
Dayamitra Telekomunikasi PT (Indonesia)	737,376,000	35,020
Infrastrutture Wireless Italiane SpA (Italy)	2,687,707	23,449
Moneysupermarket.com Group plc (United Kingdom)	7,823,773	16,146
New Work SE (Germany)	233,119	27,884
Rightmove plc (United Kingdom)	8,923,122	47,604
		269,997

Consumer Discretionary—6.7%
Allegro.eu S.A. (Poland)(1)	5,671,316	24,397
Goldlion Holdings Ltd. (Hong Kong)	20,967,882	3,153
Max Stock Ltd. (Israel)(2)	8,799,684	12,788
Mercari, Inc. (Japan)(1)	2,018,500	26,923
Victorian Plumbing Group plc (United Kingdom)(1)	10,881,777	4,394
		71,655

Consumer Staples—7.0%
Anhui Gujing Distillery Co., Ltd. Class B (China)	2,656,905	39,247
Heineken Malaysia Bhd (Malaysia)	6,885,200	35,358
		74,605

Energy—2.0%
Pason Systems, Inc. (Canada)	2,245,563	21,491
Financials—12.7%
Euroz Hartleys Group Ltd. (Australia)	1,764,233	1,463
FinecoBank Banca Fineco SpA (Italy)	2,848,047	35,175
Gruppo MutuiOnline SpA (Italy)	1,196,954	23,422
	Shares	Value

Financials—continued
Hargreaves Lansdown plc (United Kingdom)	2,042,474	$ 19,561
Hypoport SE (Germany)(1)	71,575	6,318
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	4,072,919	28,962
Nordnet AB publ (Sweden)	845,575	9,575
Numis Corp. plc (United Kingdom)	2,248,464	5,802
VNV Global AB (Sweden)(1)	2,662,473	5,372
		135,650

Health Care—7.1%
Haw Par Corp., Ltd. (Singapore)	8,012,512	57,081
Nakanishi, Inc. (Japan)	1,030,300	18,840
		75,921

Industrials—25.6%
Boa Vista Servicos S.A. (Brazil)	18,130,203	19,863
CAE, Inc. (Canada)(1)	1,484,986	22,780
Enento Group Oyj (Finland)(1)	1,036,648	21,352
Haitian International Holdings Ltd. (China)	18,495,072	35,000
HeadHunter Group plc ADR (Russia)(3)	2,282,731	2
Howden Joinery Group plc (United Kingdom)	3,696,580	20,651
Knorr-Bremse AG (Germany)	613,566	26,348
Lumax International Corp., Ltd. (Taiwan)	4,819,259	9,648
Marel HF (Iceland)	4,731,278	14,338
Meitec Corp. (Japan)	1,578,400	24,974
MTU Aero Engines AG (Germany)	246,628	36,860
S-1 Corp. (South Korea)	1,032,190	41,576
		273,392

Information Technology—9.3%
Alten S.A. (France)	347,764	38,216
Bouvet ASA (Norway)(2)	6,602,140	32,964
Brockhaus Technologies AG (Germany)(1)(2)	774,496	11,694
FDM Group Holdings plc (United Kingdom)	2,430,708	16,891
		99,765

	Shares	Value

Materials—3.3%
Corp. Moctezuma SAB de C.V. (Mexico)	11,570,944	$ 35,271
Total Common Stocks (Identified Cost $1,496,026)		1,057,747

Warrant—0.0%
Financials—0.0%
VNV Global AB (Sweden)(1)	1,748,895	15
Total Warrant (Identified Cost $0)		15

Total Long-Term Investments—98.9% (Identified Cost $1,496,026)		1,057,762

TOTAL INVESTMENTS—98.9% (Identified Cost $1,496,026)		$1,057,762
Other assets and liabilities, net—1.1%		11,717
NET ASSETS—100.0%		$1,069,479

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company. See Note 4H in Notes to Financial Statements.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Country Weightings (Unaudited)†
United Kingdom	25%
Germany	10
Italy	8
China	7
Japan	7
Singapore	6
Norway	5
Other	32
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,057,747	$99,405	$958,340	$ 2
Warrant	15	15	—	—
Total Investments	$1,057,762	$99,420	$958,340	$ 2
Security held by the Fund with an end of period value of $2 was transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.  The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—7.4%
NAVER Corp. (South Korea)	209,793	$ 27,948
NetEase, Inc. (China)	1,712,261	25,837
NetEase, Inc. ADR (China)	242,978	18,369
Telkom Indonesia Persero Tbk PT (Indonesia)	146,125,117	42,588
Tencent Holdings Ltd. (China)	772,238	26,083
		140,825

Consumer Discretionary—16.5%
Alibaba Group Holding Ltd. (China)(1)	2,972,872	29,667
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	55,226	4,417
Baozun, Inc. Sponsored ADR (China)(1)	1,111,079	6,978
China Tourism Group Duty Free Corp., Ltd. Class A (China)	462,219	12,771
Eicher Motors Ltd. (India)	1,271,994	56,985
JD.com, Inc. ADR (China)	350,787	17,645
JD.com, Inc. Class A (China)	2,732,189	68,928
Lojas Renner S.A. (Brazil)	4,881,551	25,266
MercadoLibre, Inc. (Brazil)(1)	30,611	25,339
Midea Group Co., Ltd. Class A (China)	4,156,537	28,815
Shenzhou International Group Holdings Ltd. (China)	1,032,677	7,974
Yum China Holdings, Inc. (China)	605,905	28,758
		313,543

Consumer Staples—22.7%
Chacha Food Co., Ltd. Class A (China)	4,949,975	32,177
Clicks Group Ltd. (South Africa)	1,656,454	26,147
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	2,118,312	24,674
Heineken N.V. (Netherlands)	541,038	47,249
	Shares	Value

Consumer Staples—continued
Hindustan Unilever Ltd. (India)	1,231,559	$ 40,616
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	5,621,653	26,084
Kweichow Moutai Co., Ltd. Class A (China)	99,836	26,275
President Chain Store Corp. (Taiwan)	6,757,906	59,962
Raia Drogasil S.A. (Brazil)	13,271,169	55,969
Wal-Mart de Mexico SAB de C.V. (Mexico)	25,884,138	90,905
		430,058

Energy—3.1%
Reliance Industries Ltd. (India)	2,036,517	59,104
Financials—20.3%
Bancolombia S.A. Sponsored ADR (Colombia)	846,527	20,630
Bank Central Asia Tbk PT (Indonesia)	67,789,971	37,843
Bank Rakyat Persero Tbk PT (Indonesia)	194,811,324	57,016
First Abu Dhabi Bank PJSC (United Arab Emirates )	4,982,702	24,169
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,294,652	44,254
Housing Development Finance Corp., Ltd. (India)	2,139,692	59,696
Kotak Mahindra Bank Ltd. (India)	1,774,047	39,374
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,879,874	39,985
SCB X PCL (Thailand)	10,095,934	27,664
United Overseas Bank Ltd. (Singapore)	1,933,125	35,014
		385,645

Health Care—3.7%
Cipla Ltd. (India)	2,657,538	36,232
Hapvida Participacoes e Investimentos S.A. (Brazil)	17,091,511	24,080
	Shares	Value

Health Care—continued
Wuxi Biologics Cayman, Inc. (China)(1)	1,672,737	$ 9,957
		70,269

Industrials—7.7%
Shanghai M&G Stationery, Inc. Class A (China)	5,220,494	33,147
Shenzhen Inovance Technology Co., Ltd. Class A (China)	3,421,080	27,671
Techtronic Industries Co., Ltd. (Hong Kong)	2,371,799	22,632
Voltas Ltd. (India)	1,290,628	14,305
WEG S.A. (Brazil)	2,636,701	15,666
Wuxi Lead Intelligent Equipment Co., Ltd. Class A (China)	4,768,784	31,646
		145,067

Information Technology—14.5%
Accton Technology Corp. (Taiwan)	3,341,899	28,505
HCL Technologies Ltd. (India)	2,210,298	25,103
Infosys Ltd. (India)	1,843,263	31,598
Realtek Semiconductor Corp. (Taiwan)	1,427,428	12,050
Samsung Electronics Co., Ltd. (South Korea)	236,636	8,689
SK Hynix, Inc. (South Korea)	628,191	35,933
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,193,490	82,097
Tata Consultancy Services Ltd. (India)	759,485	27,834
TOTVS S.A. (Brazil)	4,037,675	22,073
		273,882

Materials—1.5%
Avia Avian Tbk PT (Indonesia)	524,324,751	27,346
Utilities—1.9%
ENN Energy Holdings Ltd. (China)	1,070,661	14,276
See Notes to Financial Statements

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Utilities—continued
Power Grid Corp. of India Ltd. (India)	8,594,333	$ 22,315
		36,591

Total Common Stocks (Identified Cost $2,047,776)		1,882,330

Total Long-Term Investments—99.3% (Identified Cost $2,047,776)		1,882,330

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	10,184,005	$ 10,184
Total Short-Term Investment (Identified Cost $10,184)		10,184

TOTAL INVESTMENTS—99.8% (Identified Cost $2,057,960)		$1,892,514
Other assets and liabilities, net—0.2%		4,090
NET ASSETS—100.0%		$1,896,604

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	26%
India	22
Taiwan	10
Brazil	9
Indonesia	9
Mexico	5
Singapore	4
Other	15
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,882,330	$327,337	$1,554,993
Money Market Mutual Fund	10,184	10,184	—
Total Investments	$1,892,514	$337,521	$1,554,993
There were no securities  valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—93.8%
Consumer Discretionary—10.9%
EssilorLuxottica S.A. (France)(1)	110,027	$ 14,955
Ferrari N.V. (Italy)	87,698	16,240
Flutter Entertainment plc (Ireland)(2)	81,536	8,988
Hermes International (France)	15,187	17,862
Yum China Holdings, Inc. (China)	220,526	10,467
		68,512

Consumer Staples—12.7%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	4,087,395	10,644
Diageo plc (United Kingdom)	625,796	26,342
L’Oreal S.A. (France)	47,617	15,225
Nestle S.A. Registered Shares (Switzerland)	251,542	27,206
		79,417

Financials—9.4%
Aon plc Class A (United States)	76,876	20,593
Intact Financial Corp. (Canada)	64,532	9,133
London Stock Exchange Group plc (United Kingdom)	349,327	29,500
		59,226

Health Care—14.1%
Alcon, Inc. (Switzerland)	309,617	17,984
Eurofins Scientific SE (Luxembourg)	148,241	8,800
Hoya Corp. (Japan)	153,608	14,802
Lonza Group AG Registered Shares (Switzerland)	20,576	10,018
Mettler-Toledo International, Inc. (United States)(2)	14,650	15,882
Roche Holding AG (Switzerland)	28,207	9,182
Sartorius Stedim Biotech (France)	39,293	12,053
		88,721

Industrials—24.9%
Ashtead Group plc (United Kingdom)	172,188	7,733
	Shares	Value

Industrials—continued
CAE, Inc. (Canada)(2)	397,297	$ 6,095
Canadian National Railway Co. (Canada)	159,887	17,267
Epiroc AB Class A (Sweden)	567,272	8,115
Experian plc (Ireland)	573,747	16,795
IMCD N.V. (Netherlands)	76,696	9,093
RELX plc (United Kingdom)	1,357,560	33,173
Rentokil Initial plc (United Kingdom)	3,897,525	20,659
Spirax-Sarco Engineering plc (United Kingdom)	72,005	8,277
Wolters Kluwer N.V. (Netherlands)	302,481	29,454
		156,661

Information Technology—20.2%
Adyen N.V. (Netherlands)(2)	5,461	6,811
Constellation Software, Inc. (Canada)	27,397	38,122
Halma plc (United Kingdom)	494,699	11,127
Keyence Corp. (Japan)	28,275	9,346
Mastercard, Inc. Class A (United States)	89,233	25,372
Obic Co., Ltd. (Japan)	158,166	21,209
Tata Consultancy Services Ltd. (India)	396,566	14,534
		126,521

Materials—1.6%
Air Liquide S.A. (France)	89,544	10,235
Total Common Stocks (Identified Cost $544,246)		589,293

Total Long-Term Investments—93.8% (Identified Cost $544,246)		589,293

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)	36,829,164	36,829
Total Short-Term Investment (Identified Cost $36,829)		36,829

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)(4)	262,883	$ 263
Total Securities Lending Collateral (Identified Cost $263)		263

TOTAL INVESTMENTS—99.7% (Identified Cost $581,338)		$626,385
Other assets and liabilities, net—0.3%		2,117
NET ASSETS—100.0%		$628,502

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United Kingdom	22%
United States	16
Canada	11
France	11
Switzerland	10
Netherlands	7
Japan	7
Other	16
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Financial Statements

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$589,293	$132,464	$456,829
Money Market Mutual Fund	36,829	36,829	—
Securities Lending Collateral	263	263	—
Total Investments	$626,385	$169,556	$456,829
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—3.8%
Alphabet, Inc. Class C (United States)(1)	78,277	$ 7,526
NAVER Corp. (South Korea)	13,982	1,863
		9,389

Consumer Discretionary—14.9%
Alibaba Group Holding Ltd. (China)(1)	99,561	994
Amazon.com, Inc. (United States)(1)	90,928	10,275
Booking Holdings, Inc. (United States)(1)	3,176	5,219
EssilorLuxottica S.A. (France)	32,602	4,431
Flutter Entertainment plc (Ireland)(1)	59,524	6,561
JD.com, Inc. Class A (China)	138,027	3,482
LVMH Moet Hennessy Louis Vuitton SE (France)	6,127	3,612
NIKE, Inc. Class B (United States)	27,726	2,305
		36,879

Consumer Staples—14.6%
Coca-Cola Co. (The) (United States)	173,845	9,739
Heineken N.V. (Netherlands)	86,869	7,586
Kobe Bussan Co., Ltd. (Japan)	98,300	2,365
Nestle S.A. Registered Shares (Switzerland)	99,942	10,810
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,655,526	5,814
		36,314

Financials—11.6%
CME Group, Inc. Class A (United States)	58,984	10,448
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	66,179	2,262
Housing Development Finance Corp., Ltd. (India)	320,044	8,929
London Stock Exchange Group plc (United Kingdom)	85,644	7,233
		28,872

Health Care—17.3%
Abbott Laboratories (United States)	50,656	4,901
Alcon, Inc. (Switzerland)	68,723	3,992
	Shares	Value

Health Care—continued
Becton Dickinson & Co. (United States)	14,153	$ 3,154
Boston Scientific Corp. (United States)(1)	200,334	7,759
Eurofins Scientific SE (Luxembourg)	77,249	4,586
Hoya Corp. (Japan)	53,858	5,189
Intuitive Surgical, Inc. (United States)(1)	11,138	2,088
UnitedHealth Group, Inc. (United States)	22,363	11,294
		42,963

Industrials—9.2%
Ashtead Group plc (United Kingdom)	72,637	3,262
Otis Worldwide Corp. (United States)	36,766	2,346
RELX plc (United Kingdom)	228,048	5,573
Rentokil Initial plc (United Kingdom)	912,590	4,837
Techtronic Industries Co., Ltd. (Hong Kong)	321,992	3,072
Teleperformance (France)	15,154	3,844
		22,934

Information Technology—21.5%
Adobe, Inc. (United States)(1)	17,091	4,703
Constellation Software, Inc. (Canada)	3,584	4,987
Mastercard, Inc. Class A (United States)	38,004	10,806
Microsoft Corp. (United States)	51,170	11,918
PayPal Holdings, Inc. (United States)(1)	16,565	1,426
ServiceNow, Inc. (United States)(1)	10,555	3,986
Synopsys, Inc. (United States)(1)	7,538	2,303
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	67,708	4,642
Tata Consultancy Services Ltd. (India)	71,546	2,622
Visa, Inc. Class A (United States)	33,155	5,890
		53,283

Materials—4.4%
Air Liquide S.A. (France)	26,975	3,083
	Shares	Value

Materials—continued
Sherwin-Williams Co. (The) (United States)	12,452	$ 2,550
Vulcan Materials Co. (United States)	33,418	5,270
		10,903

Total Common Stocks (Identified Cost $198,111)		241,537

Total Long-Term Investments—97.3% (Identified Cost $198,111)		241,537

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	214,181	214
Total Short-Term Investment (Identified Cost $214)		214

TOTAL INVESTMENTS—97.4% (Identified Cost $198,325)		$241,751
Other assets and liabilities, net—2.6%		6,359
NET ASSETS—100.0%		$248,110

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	52%
United Kingdom	9
France	6
Switzerland	6
India	5
Netherlands	3
Japan	3
Other	16
Total	100%
† % of total investments as of September 30, 2022.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$241,537	$141,349	$100,188
Money Market Mutual Fund	214	214	—
Total Investments	$241,751	$141,563	$100,188
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.4%
Communication Services—2.6%
Infrastrutture Wireless Italiane SpA (Italy)	18,405	$ 161
Consumer Discretionary—13.8%
Booking Holdings, Inc. (United States)(1)	89	146
EssilorLuxottica S.A. (France)	1,256	171
Ferrari N.V. (Italy)	685	127
Flutter Entertainment plc (Ireland)(1)	1,474	162
Hermes International (France)	93	109
LVMH Moet Hennessy Louis Vuitton SE (France)	232	137
		852

Consumer Staples—19.4%
Diageo plc (United Kingdom)	5,751	242
Heineken N.V. (Netherlands)	2,227	195
L’Oreal S.A. (France)	348	111
Nestle S.A. Registered Shares (Switzerland)	3,135	339
Pernod Ricard S.A. (France)	980	180
Royal Unibrew A/S (Denmark)	925	60
Unilever plc (United Kingdom)	1,620	71
		1,198

Financials—5.4%
Groupe Bruxelles Lambert N.V. (Belgium)	1,112	78
London Stock Exchange Group plc (United Kingdom)	3,033	256
		334

Health Care—12.6%
Alcon, Inc. (Switzerland)	3,619	210
Coloplast A/S Class B (Denmark)	621	63
Eurofins Scientific SE (Luxembourg)	2,193	130
Lonza Group AG Registered Shares (Switzerland)	301	147
Roche Holding AG (Switzerland)	185	60
Sartorius Stedim Biotech (France)	542	167
		777

	Shares	Value

Industrials—25.8%
Ashtead Group plc (United Kingdom)	2,174	$ 97
Epiroc AB Class A (Sweden)	4,282	61
Experian plc (Ireland)	3,643	106
IMCD N.V. (Netherlands)	993	118
RELX plc (United Kingdom)	11,474	280
Rentokil Initial plc (United Kingdom)	41,262	219
Spirax-Sarco Engineering plc (United Kingdom)	797	91
Teleperformance (France)	468	119
Vinci S.A. (France)	2,630	213
Wolters Kluwer N.V. (Netherlands)	2,903	283
		1,587

Information Technology—10.2%
Accenture plc Class A (United States)	727	187
Adyen N.V. (Netherlands)(1)	61	76
ASML Holding N.V. (Netherlands)	193	80
Edenred (France)	3,511	162
Halma plc (United Kingdom)	5,469	123
		628

Materials—3.6%
Air Liquide S.A. (France)	1,002	115
Sika AG Registered Shares (Switzerland)	519	104
		219

Utilities—2.0%
EDP - Energias de Portugal S.A. (Portugal)	28,155	122
Total Common Stocks (Identified Cost $5,544)		5,878

Total Long-Term Investments—95.4% (Identified Cost $5,544)		5,878

	Shares	Value

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	240,151	$ 240
Total Short-Term Investment (Identified Cost $240)		240

TOTAL INVESTMENTS—99.3% (Identified Cost $5,784)		$6,118
Other assets and liabilities, net—0.7%		44
NET ASSETS—100.0%		$6,162

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
France	24%
United Kingdom	23
Switzerland	14
Netherlands	12
United States	9
Italy	5
Ireland	5
Other	8
Total	100%
† % of total investments as of September 30, 2022.
See Notes to Financial Statements

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,878	$333	$5,545
Money Market Mutual Fund	240	240	—
Total Investments	$6,118	$573	$5,545
There were no securities valued  using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into  or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES September 30, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 77,185	$ 369,787	$ 23,517	$ 7,654
Investment in affiliates at value(2)	—	—	—	14,183
Cash	100	100	100	—
Receivables
Investment securities sold	—	488	64	—
Fund shares sold	44	376	11	— (a)
Receivable from adviser	—	—	—	— (a)
Dividends	99	1,410	87	6
Tax reclaims	51	303	63	—
Prepaid Trustees’ retainer	1	6	— (a)	— (a)
Prepaid expenses	17	26	17	26
Other assets	9	44	3	3
Total assets	77,506	372,540	23,862	21,872
Liabilities
Due to custodian	—	1	2	—
Payables
Fund shares repurchased	12	376	4	150
Investment securities purchased	—	1,192	351	6
Investment advisory fees	46	212	16	—
Distribution and service fees	10	9	1	3
Administration and accounting fees	8	34	3	3
Transfer agent and sub-transfer agent fees and expenses	13	81	6	4
Professional fees	35	74	31	19
Trustee deferred compensation plan	9	44	3	3
Interest expense and/or commitment fees	— (a)	2	— (a)	— (a)
Other accrued expenses	7	30	3	2
Total liabilities	140	2,055	420	190
Net Assets	$ 77,366	$ 370,485	$ 23,442	$ 21,682
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 71,326	$ 419,189	$ 33,827	$ 42,165
Accumulated earnings (loss)	6,040	(48,704)	(10,385)	(20,483)
Net Assets	$ 77,366	$ 370,485	$ 23,442	$ 21,682
Net Assets:
Class A	$ 29,344	$ 21,145	$ 2,086	$ 11,226
Class C	$ 3,544	$ 4,671	$ 98	$ 812
Class I	$ 34,847	$ 269,095	$ 21,258	$ 9,553
Class R6	$ 9,631	$ 75,574	$ —	$ 91
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,072,626	726,972	384,198	935,159
Class C	250,719	171,196	18,217	67,467
Class I	2,460,886	9,545,407	3,909,727	796,431
Class R6	679,069	2,663,913	—	7,564
Net Asset Value and Redemption Price Per Share:*
Class A	$ 14.16	$ 29.09	$ 5.43	$ 12.00
Class C	$ 14.14	$ 27.28	$ 5.38	$ 12.03
Class I	$ 14.16	$ 28.19	$ 5.44	$ 12.00
Class R6	$ 14.18	$ 28.37	$ —	$ 12.02
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.98	$ 30.78	$ 5.75	$ 12.70
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 77,783	$ 415,911	$ 29,064	$ 6,189
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 10,706

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)	$ 390,257	$ 117,339	$ 2,377	$ 201,123
Investment in affiliated securities at value(2)	—	—	—	30,310
Foreign currency at value(3)	—	224	—	288
Cash	100	1,002	50	100
Due from broker	—	1,261	—	—
Cash pledged as collateral for futures contracts	—	7,487	—	—
Variation margin receivable on futures contracts	—	64	—	—
Receivables
Investment securities sold	2,776	—	—	327
Fund shares sold	438	— (a)	—	813
Receivable from adviser	—	—	8	—
Dividends and interest	1,409	14	2	170
Tax reclaims	—	—	— (a)	26
Prepaid Trustees’ retainer	6	1	— (a)	3
Prepaid expenses	46	24	12	32
Other assets	46	13	— (a)	27
Total assets	395,078	127,429	2,449	233,219
Liabilities
Payables
Fund shares repurchased	473	37	—	280
Investment securities purchased	522	—	—	1,950
Investment advisory fees	253	98	—	240
Distribution and service fees	28	24	— (a)	8
Administration and accounting fees	37	11	1	21
Transfer agent and sub-transfer agent fees and expenses	86	29	— (a)	73
Professional fees	67	35	26	71
Trustee deferred compensation plan	46	13	— (a)	27
Interest expense and/or commitment fees	2	1	— (a)	1
Other accrued expenses	35	14	1	30
Total liabilities	1,549	262	28	2,701
Net Assets	$ 393,529	$ 127,167	$ 2,421	$ 230,518
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 249,439	$ 534,267	$ 3,468	$ 295,287
Accumulated earnings (loss)	144,090	(407,100)	(1,047)	(64,769)
Net Assets	$ 393,529	$ 127,167	$ 2,421	$ 230,518
Net Assets:
Class A	$ 107,081	$ 99,003	$ 85	$ 31,637
Class C	$ 4,181	$ 4,505	$ 67	$ 1,589
Class I	$ 184,709	$ 23,207	$ 80	$ 196,191
Class R6	$ 97,558	$ 452	$ 2,189	$ 1,101
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,398,835	7,075,819	12,500	2,814,080
Class C	211,005	346,890	10,000	143,343
Class I	9,349,994	1,623,962	11,859	17,351,177
Class R6	4,913,906	31,334	323,141	97,435
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 19.83	$ 13.99	$ 6.75	$ 11.24
Class C	$ 19.81	$ 12.99	$ 6.69	$ 11.09
Class I	$ 19.76	$ 14.29	$ 6.77	$ 11.31
Class R6	$ 19.85	$ 14.42	$ 6.77	$ 11.30
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 20.98	$ 14.80	$ 7.14	$ 11.89
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 274,445	$ 117,487	$ 3,160	$ 249,220
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 33,741
(3) Foreign currency at cost	$ —	$ 217	$ —	$ 288

(a)	Amount is less than $500.
‡	Consolidated Statement of Assets and Liabilities
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Assets
Investment in securities at value(1)(2)	$ 919,937	$ 1,892,514	$ 626,385
Investment in affiliates at value(3)	137,825	—	—
Foreign currency at value(4)	748	10,321	16
Cash	22	2,003	1,002
Receivables
Investment securities sold	23,458	8,219	9,730
Fund shares sold	1,507	1,873	419
Dividends	2,208	2,356	560
Tax reclaims	1,628	1,101	1,096
Securities lending income	—	—	— (a)
Foreign captial gains tax refund	—	—	382
Prepaid Trustees’ retainer	14	25	9
Prepaid expenses	43	—	36
Other assets	134	219	47
Total assets	1,087,524	1,918,631	639,682
Liabilities
Payables
Fund shares repurchased	3,615	5,207	640
Investment securities purchased	148	12,926	9,287
Foreign capital gains tax	—	590	—
Redemption facility (See Note 10)	12,500	—	—
Collateral on securities loaned	—	—	263
Investment advisory fees	928	1,633	460
Distribution and service fees	27	72	35
Administration and accounting fees	103	169	56
Transfer agent and sub-transfer agent fees and expenses	158	565	152
Professional fees	272	304	102
Trustee deferred compensation plan	134	219	71
Interest expense and/or commitment fees	9	15	3
Other accrued expenses	151	327	111
Total liabilities	18,045	22,027	11,180
Net Assets	$ 1,069,479	$ 1,896,604	$ 628,502
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 31
Capital paid in on shares of beneficial interest	1,744,949	2,379,876	601,268
Accumulated earnings (loss)	(675,470)	(483,272)	27,203
Net Assets	$ 1,069,479	$ 1,896,604	$ 628,502
Net Assets:
Class A	$ 42,670	$ 193,151	$ 132,361
Class C	$ 18,430	$ 31,378	$ 6,744
Class I	$ 927,917	$ 1,572,456	$ 440,340
Class R6	$ 80,462	$ 99,619	$ 49,057
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,406,204	27,401,003	6,460,828
Class C	1,503,835	4,695,967	350,939
Class I	73,747,891	212,566,265	21,395,217
Class R6	6,386,447	13,374,939	2,377,910
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 12.53	$ 7.05	$ 20.49
Class C	$ 12.26	$ 6.68	$ 19.22
Class I	$ 12.58	$ 7.40	$ 20.58
Class R6	$ 12.60	$ 7.45	$ 20.63
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.26	$ 7.46	$ 21.68
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,316,918	$ 2,057,960	$ 581,338
(2) Market value of securities on loan	$ —	$ —	$ 247
(3) Investment in affiliates at cost	$ 179,108	$ —	$ —
(4) Foreign currency at cost	$ 732	$ 10,262	$ 89

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 241,751	$ 6,118
Foreign currency at value(2)	373	—
Cash	1,001	50
Receivables
Investment securities sold	—	44
Fund shares sold	5,508	5
Dividends	140	3
Tax reclaims	289	15
Prepaid Trustees’ retainer	4	— (a)
Prepaid expenses	34	9
Other assets	29	1
Total assets	249,129	6,245
Liabilities
Due to custodian	—	— (a)
Payables
Fund shares repurchased	237	45
Investment securities purchased	369	—
Investment advisory fees	170	3
Distribution and service fees	27	1
Administration and accounting fees	23	1
Transfer agent and sub-transfer agent fees and expenses	44	2
Professional fees	54	28
Trustee deferred compensation plan	29	1
Interest expense and/or commitment fees	1	— (a)
Other accrued expenses	65	2
Total liabilities	1,019	83
Net Assets	$ 248,110	$ 6,162
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 194,970	$ 6,266
Accumulated earnings (loss)	53,140	(104)
Net Assets	$ 248,110	$ 6,162
Net Assets:
Class A	$ 87,009	$ 2,023
Class C	$ 8,393	$ 207
Class I	$ 96,319	$ 3,932
Class R6	$ 56,389	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,433,179	228,434
Class C	808,663	24,666
Class I	7,067,055	442,408
Class R6	4,109,538	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.53	$ 8.86
Class C	$ 10.38	$ 8.41
Class I	$ 13.63	$ 8.89
Class R6	$ 13.72	$ —
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2022
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.32	$ 9.38
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 198,325	$ 5,784
(2) Foreign currency at cost	$ 371	$ —(a)

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS YEAR ENDED September 30, 2022
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$ 2,285	$ 13,537	$ 1,194	$ 171	$ 10,768
Dividends from affiliates	—	—	—	251	—
Foreign taxes withheld	(130)	(603)	(99)	—	—
Total investment income	2,155	12,934	1,095	422	10,768
Expenses
Investment advisory fees	587	4,152	314	— (1)	3,926
Distribution and service fees, Class A	84	69	8	32	347
Distribution and service fees, Class C	50	62	2	7	60
Administration and accounting fees	97	491	32	32	525
Transfer agent fees and expenses	38	202	13	11	218
Sub-transfer agent fees and expenses, Class A	30	336	2	13	194
Sub-transfer agent fees and expenses, Class C	5	6	— (2)	1	7
Sub-transfer agent fees and expenses, Class I	40	396	32	12	344
Custodian fees	2	10	3	— (2)	2
Printing fees and expenses	9	36	4	4	33
Professional fees	43	103	34	21	102
Interest expense and/or commitment fees	1	4	— (2)	— (2)	4
Registration fees	47	62	32	44	78
Trustees’ fees and expenses	4	25	2	1	27
Miscellaneous expenses	9	34	4	—	51
Total expenses	1,046	5,988	482	178	5,918
Less net expenses reimbursed and/or waived by investment adviser(3)	(7)	(415)	(76)	— (2)	(204)
Less low balance account fees	— (2)	— (2)	—	— (2)	— (2)
Net expenses	1,039	5,573	406	178	5,714
Net investment income (loss)	1,116	7,361	689	244	5,054
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,786	(1,941)	586	(100)	37,592
Investment in affiliates	—	—	—	53	—
Foreign currency transactions	(11)	(97)	(14)	—	—
Capital gain received from investments in underlying funds	—	—	—	364	—
Net change in unrealized appreciation (depreciation) on:
Investments	(14,536)	(124,626)	(12,113)	129	(118,834)
Investment in affiliates	—	—	—	(1,692)	—
Foreign currency transactions	(9)	(51)	(10)	—	—
Net realized and unrealized gain (loss) on investments	(6,770)	(126,715)	(11,551)	(1,246)	(81,242)
Net increase (decrease) in net assets resulting from operations	$ (5,654)	$(119,354)	$(10,862)	$(1,002)	$ (76,188)

(1)	The Adviser does not charge an advisory fee.
(2)	Amount is less than $500.
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2022
($ reported in thousands)
	FORT Trend Fund(1)	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Investment Income
Dividends	$ 60	$ 65	$ 6,470	$ 40,896
Dividends from affiliates	—	—	1,478	8,248
Interest	797	—	—	—
Foreign taxes withheld	—	(7)	(1,047)	(5,243)
Total investment income	857	58	6,901	43,901
Expenses
Investment advisory fees	1,422 (2)	27	3,908	20,187
Distribution and service fees, Class A	262	— (3)	107	185
Distribution and service fees, Class C	102	1	21	322
Administration and accounting fees	151	11	329	2,222
Transfer agent fees and expenses	61	1	133	921
Sub-transfer agent fees and expenses, Class A	100	—	50	73
Sub-transfer agent fees and expenses, Class C	14	—	4	32
Sub-transfer agent fees and expenses, Class I	27	— (3)	318	1,805
Custodian fees	— (3)	2	35	129
Printing fees and expenses	15	2	28	156
Professional fees	55	23	87	505
Interest expense and/or commitment fees	1	— (3)	3	36
Registration fees	45	52	98	148
Trustees’ fees and expenses	7	— (3)	18	128
Miscellaneous expenses	27	6	27	168
Total expenses	2,289	125	5,166	27,017
Less net expenses reimbursed and/or waived by investment adviser(4)	—	(90)	(109)	—
Less low balance account fees	— (3)	—	—	—
Plus net expenses recaptured(4)	15	—	—	—
Net expenses	2,304	35	5,057	27,017
Net investment income (loss)	(1,447)	23	1,844	16,884
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	148	(271)	4,078	(76,960)
Investment in affiliates	—	—	(8,813)	(80,362)
Foreign currency transactions	(84)	(1)	(184)	(1,256)
Foreign capital gains tax	—	—	(126)	—
Futures	(13,042)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(151)	(674)	(133,120)	(885,235)
Investment in affiliates	—	—	14,504	(198,316)
Foreign currency transactions	7	— (3)	(6)	(613)
Foreign capital gains tax	—	—	2,624	—
Futures	9,981	—	—	—
Net realized and unrealized gain (loss) on investments	(3,141)	(946)	(121,043)	(1,242,742)
Net increase (decrease) in net assets resulting from operations	$ (4,588)	$(923)	$(119,199)	$(1,225,858)

(1)	Consolidated Statement of Operations
(2)	See Note 4A in Notes to Financial Statements.
(3)	Amount is less than $500.
(4)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2022
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 62,840	$ 9,321	$ 3,811	$ 123
Securities lending, net of fees	7	26	4	— (1)
Foreign taxes withheld	(8,951)	(1,083)	(272)	(16)
Total investment income	53,896	8,264	3,543	107
Expenses
Investment advisory fees	30,442	7,569	2,905	72
Distribution and service fees, Class A	698	445	287	7
Distribution and service fees, Class C	525	120	144	3
Administration and accounting fees	3,122	888	346	16
Transfer agent fees and expenses	1,312	380	148	1
Sub-transfer agent fees and expenses, Class A	463	178	87	3
Sub-transfer agent fees and expenses, Class C	64	12	12	— (1)
Sub-transfer agent fees and expenses, Class I	2,280	601	121	6
Custodian fees	279	42	12	2
Printing fees and expenses	200	66	23	2
Professional fees	448	162	82	30
Interest expense and/or commitment fees	66	10	4	— (1)
Registration fees	114	80	64	27
Trustees’ fees and expenses	183	48	19	— (1)
Miscellaneous expenses	341	105	49	1
Total expenses	40,537	10,706	4,303	170
Less net expenses reimbursed and/or waived by investment adviser(2)	(226)	(443)	(221)	(64)
Less low balance account fees	—	(1)	(1)	—
Net expenses	40,311	10,262	4,081	106
Net investment income (loss)	13,585	(1,998)	(538)	1
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(84,014)	15,569	23,473	(300)
Foreign currency transactions	(2,886)	(721)	(135)	(1)
Foreign capital gains tax	(25,862)	(1,018)	(264)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(766,574)	(273,089)	(104,148)	(2,357)
Foreign currency transactions	(130)	(140)	(19)	(1)
Foreign capital gains tax	42,641	2,834	699	—
Net realized and unrealized gain (loss) on investments	(836,825)	(256,565)	(80,394)	(2,659)
Net increase (decrease) in net assets resulting from operations	$(823,240)	$(258,563)	$ (80,932)	$(2,658)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,116	$ 849	$ 7,361	$ 4,658
Net realized gain (loss)	7,775	4,483	(2,038)	12,877
Net change in unrealized appreciation (depreciation)	(14,545)	5,783	(124,677)	66,949
Increase (decrease) in net assets resulting from operations	(5,654)	11,115	(119,354)	84,484
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,936)	(717)	(814)	—
Class C	(273)	(133)	(132)	—
Class I	(2,497)	(908)	(12,094)	(974)
Class R6	(682)	(255)	(3,450)	(407)
Total dividends and distributions to shareholders	(5,388)	(2,013)	(16,490)	(1,381)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1,679	(1,915)	1,543	2,118
Class C	(1,501)	(5,287)	918	(2,430)
Class I	(132)	3,057	25,272	117,646
Class R6	917	543	11,094	18,626
Increase (decrease) in net assets from capital transactions	963	(3,602)	38,827	135,960
Net increase (decrease) in net assets	(10,079)	5,500	(97,017)	219,063
Net Assets
Beginning of period	87,445	81,945	467,502	248,439
End of Period	$ 77,366	$ 87,445	$ 370,485	$ 467,502
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 689	$ 583	$ 244	$ 66
Net realized gain (loss)	572	938	317	1,049
Net change in unrealized appreciation (depreciation)	(12,123)	3,481	(1,563)	3,861
Increase (decrease) in net assets resulting from operations	(10,862)	5,002	(1,002)	4,976
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(54)	—	(95)	(84)
Class C	—	—	(3)	—
Class I	(516)	—	(84)	(81)
Total dividends and distributions to shareholders	(570)	—	(182)	(165)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(473)	1,489	(910)	(2,018)
Class C	(108)	(341)	460	(286)
Class I	949	457	497	(1,115)
Class R6	—	—	100	—
Increase (decrease) in net assets from capital transactions	368	1,605	147	(3,419)
Net increase (decrease) in net assets	(11,064)	6,607	(1,037)	1,392
Net Assets
Beginning of period	34,506	27,899	22,719	21,327
End of Period	$ 23,442	$ 34,506	$ 21,682	$ 22,719
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund		FORT Trend Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022(1)	Year Ended September 30, 2021(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,054	$ 4,712	$ (1,447)	$ (2,946)
Net realized gain (loss)	37,592	23,945	(12,978)	4,437
Net change in unrealized appreciation (depreciation)	(118,834)	142,614	9,837	(2,091)
Increase (decrease) in net assets resulting from operations	(76,188)	171,271	(4,588)	(600)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6,201)	(7,694)	—	—
Class C	(231)	(351)	—	—
Class I	(11,149)	(12,799)	—	—
Class R6	(7,479)	(7,731)	—	—
Total dividends and distributions to shareholders	(25,060)	(28,575)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(9,319)	(108,143)	(6,108)	5,088
Class C	(919)	(2,944)	(12,383)	(44,433)
Class I	518	(99,443)	(5,840)	(10,302)
Class R6	(31,411)	71,200	(196)	(40)
Increase (decrease) in net assets from capital transactions	(41,131)	(139,330)	(24,527)	(49,687)
Net increase (decrease) in net assets	(142,379)	3,366	(29,115)	(50,287)
Net Assets
Beginning of period	535,908	532,542	156,282	206,569
End of Period	$ 393,529	$ 535,908	$ 127,167	$ 156,282

(1)	Consolidated Statement of Changes in Net Assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2022	From Inception June 22, 2021 to September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 23	$ 3	$ 1,844	$ 697
Net realized gain (loss)	(272)	(2)	(5,045)	25,184
Net change in unrealized appreciation (depreciation)	(674)	(109)	(115,998)	20,777
Increase (decrease) in net assets resulting from operations	(923)	(108)	(119,199)	46,658
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(—) (1)	—	(4,302)	(503)
Class C	(—) (1)	—	(175)	(10)
Class I	(1)	—	(27,544)	(2,695)
Class R6	(15)	—	(99)	(2)
Total dividends and distributions to shareholders	(16)	—	(32,120)	(3,210)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	19	100	(6,203)	9,717
Class C	—	100	18	1,089
Class I	16	100	(34,298)	144,668
Class R6	433	2,700	380	1,057
Increase (decrease) in net assets from capital transactions	468	3,000	(40,103)	156,531
Net increase (decrease) in net assets	(471)	2,892	(191,422)	199,979
Net Assets
Beginning of period	2,892	—	421,940	221,961
End of Period	$ 2,421	$ 2,892	$ 230,518	$ 421,940

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		Vontobel Emerging Markets Opportunities Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 16,884	$ 12,876	$ 13,585	$ (3,341)
Net realized gain (loss)	(158,578)	154,363	(112,762)	941,257
Net increase from payment by affiliate	—	81	—	—
Net change in unrealized appreciation (depreciation)	(1,084,164)	453,864	(724,063)	(347,650)
Increase (decrease) in net assets resulting from operations	(1,225,858)	621,184	(823,240)	590,266
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7,342)	(842)	(66,729)	(1,489)
Class C	(2,873)	(123)	(13,137)	—
Class I	(211,939)	(24,779)	(656,363)	(35,907)
Class R6	(22,516)	(2,466)	(30,881)	(1,604)
Total dividends and distributions to shareholders	(244,670)	(28,210)	(767,110)	(39,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(10,312)	(422)	(26,317)	(36,686)
Class C	(3,254)	(805)	(13,973)	(37,190)
Class I	(484,904)	460,825	(1,199,214)	(1,547,829)
Class R6	(67,539)	161,171	(37,502)	(12,971)
Increase (decrease) in net assets from capital transactions	(566,009)	620,769	(1,277,006)	(1,634,676)
Net increase (decrease) in net assets	(2,036,537)	1,213,743	(2,867,356)	(1,083,410)
Net Assets
Beginning of period	3,106,016	1,892,273	4,763,960	5,847,370
End of Period	$ 1,069,479	$ 3,106,016	$ 1,896,604	$ 4,763,960
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Foreign Opportunities Fund		Vontobel Global Opportunities Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,998)	$ (2,146)	$ (538)	$ (1,103)
Net realized gain (loss)	13,830	211,266	23,074	59,713
Net change in unrealized appreciation (depreciation)	(270,395)	(23,283)	(103,468)	8,656
Increase (decrease) in net assets resulting from operations	(258,563)	185,837	(80,932)	67,266
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(40,624)	(12,411)	(22,330)	(2,494)
Class C	(3,281)	(2,092)	(3,698)	(678)
Class I	(156,089)	(55,581)	(26,621)	(3,522)
Class R6	(12,796)	(5,866)	(15,811)	(1,766)
Total dividends and distributions to shareholders	(212,790)	(75,950)	(68,460)	(8,460)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	20,737	9,257	6,881	2,357
Class C	(4,652)	(14,341)	(4,445)	(9,061)
Class I	(22,026)	(62,500)	(24,753)	(718)
Class R6	13,208	(25,630)	1,948	(14,285)
Increase (decrease) in net assets from capital transactions	7,267	(93,214)	(20,369)	(21,707)
Net increase (decrease) in net assets	(464,086)	16,673	(169,761)	37,099
Net Assets
Beginning of period	1,092,588	1,075,915	417,871	380,772
End of Period	$ 628,502	$ 1,092,588	$ 248,110	$ 417,871
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1	$ —
Net realized gain (loss)	(301)	323
Net change in unrealized appreciation (depreciation)	(2,358)	1,169
Increase (decrease) in net assets resulting from operations	(2,658)	1,492
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(114)	(67)
Class C	(15)	(25)
Class I	(283)	(229)
Total dividends and distributions to shareholders	(412)	(321)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	97	1,060
Class C	(66)	(109)
Class I	(599)	3,200
Increase (decrease) in net assets from capital transactions	(568)	4,151
Net increase (decrease) in net assets	(3,638)	5,322
Net Assets
Beginning of period	9,800	4,478
End of Period	$ 6,162	$ 9,800
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/21 to 9/30/22	$16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	$14.16	(7.07) %	$ 29,344	1.27% (6)	1.27%	1.12%	37%
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
Class C
10/1/21 to 9/30/22	$16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	$14.14	(7.78) %	$ 3,544	2.04% (6)	2.04%	0.32%	37%
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
Class I
10/1/21 to 9/30/22	$16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	$14.16	(6.84) %	$ 34,847	1.03% (6)	1.03%	1.36%	37%
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
Class R6
10/1/21 to 9/30/22	$16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	$14.18	(6.74) %	$ 9,631	0.87% (6)	0.93%	1.53%	37%
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (7)	0.93	2.02	30
1/30/18 (8) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (9)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/21 to 9/30/22	$39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	$29.09	(23.66) %	$ 21,145	1.41% (6)	2.51%	1.23%	17%
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
Class C
10/1/21 to 9/30/22	$36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	$27.28	(24.25) %	$ 4,671	2.16% (6)(10)(11)	2.15%	0.56%	17%
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/21 to 9/30/22	$38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	$28.19	(23.48) %	$ 269,095	1.16% (6)(10)(11)	1.16%	1.48%	17%
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (10)(11)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
Class R6
10/1/21 to 9/30/22	$38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	$28.37	(23.27) %	$ 75,574	0.91% (6)	1.05%	1.74%	17%
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (7)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (7)	1.09	2.92	41

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/21 to 9/30/22	$ 8.11	0.14	—	(2.70)	(2.56)	(0.12)	—	(0.12)	—	(2.68)	$ 5.43	(32.02) %	$ 2,086	1.51% (6)	1.73%	1.90%	24%
10/1/20 to 9/30/21	6.79	0.14	—	1.18	1.32	—	—	—	—	1.32	8.11	19.44	3,612	1.50	1.75	1.69	71
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
Class C
10/1/21 to 9/30/22	$ 7.98	0.09	—	(2.69)	(2.60)	—	—	—	—	(2.60)	$ 5.38	(32.58) %	$ 98	2.26% (6)	2.56%	1.22%	24%
10/1/20 to 9/30/21	6.73	0.06	—	1.19	1.25	—	—	—	—	1.25	7.98	18.57	273	2.25	2.57	0.74	71
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
Class I
10/1/21 to 9/30/22	$ 8.11	0.17	—	(2.71)	(2.54)	(0.13)	—	(0.13)	—	(2.67)	$ 5.44	(31.81) %	$ 21,258	1.26% (6)	1.51%	2.23%	24%
10/1/20 to 9/30/21	6.78	0.15	—	1.18	1.33	—	—	—	—	1.33	8.11	19.62	30,621	1.25	1.51	1.89	71
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Real Asset Fund
Class A
10/1/21 to 9/30/22	$12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	$12.00	(3.64) %	$ 11,226	0.81% (6)	0.81%	0.99%	17%
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (6)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (6)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
Class C
10/1/21 to 9/30/22	$12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	$12.03	(4.28) %	$ 812	1.57% (6)	1.57%	(0.82) %	17%
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (6)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (6)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
Class I
10/1/21 to 9/30/22	$12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	$12.00	(3.35) %	$ 9,553	0.57% (6)	0.57%	1.12%	17%
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (6)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (6)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
Class R6
1/31/22 (8) to 9/30/22	$13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	$12.02	(9.08) %	$ 91	0.22% (6)	0.54%	(1.57) %	17%

Duff & Phelps Real Estate Securities Fund
Class A
10/1/21 to 9/30/22	$24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	$19.83	(17.05) %	$ 107,081	1.34% (6)	1.34%	0.73%	14%
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
10/1/17 to 9/30/18	30.43	0.31	—	0.75	1.06	(0.30)	(4.43)	(4.73)	—	(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
Class C
10/1/21 to 9/30/22	$24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	$19.81	(17.64) %	$ 4,181	2.06% (6)	2.06%	(0.03) %	14%
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
10/1/17 to 9/30/18	30.35	0.12	—	0.76	0.88	(0.11)	(4.43)	(4.54)	—	(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
Class I
10/1/21 to 9/30/22	$24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	$19.76	(16.80) %	$ 184,709	1.09% (6)	1.09%	0.98%	14%
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
10/1/17 to 9/30/18	30.39	0.40	—	0.73	1.13	(0.38)	(4.43)	(4.81)	—	(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Real Estate Securities Fund (Continued)
Class R6
10/1/21 to 9/30/22	$24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	$19.85	(16.57) %	$ 97,558	0.80% (6)	0.95%	1.21%	14%
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (7)	0.95	2.11	30
10/1/17 to 9/30/18	30.39	0.47	—	0.71	1.18	(0.42)	(4.43)	(4.85)	—	(3.67)	26.72	4.50	26,210	0.93 (7)	0.95	1.75	12

FORT Trend Fund
Class A
10/1/21 to 9/30/22(12)	$14.50	(0.14)	—	(0.37)	(0.51)	—	—	—	—	(0.51)	$13.99	(3.52) %	$ 99,003	1.61% (6)(10)(11)	1.60%	(0.99) %	0%
10/1/20 to 9/30/21(12)	14.55	(0.22)	—	0.17	(0.05)	—	—	—	—	(0.05)	14.50	(0.34)	108,701	1.60	1.77	(1.53)	0
10/1/19 to 9/30/20(12)	15.16	(0.04)	—	(0.57)	(0.61)	—	—	—	—	(0.61)	14.55	(4.02)	104,017	1.59 (10)	1.59	(0.25)	198
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (10)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (10)	1.56	0.08	57
Class C
10/1/21 to 9/30/22(12)	$13.57	(0.26)	—	(0.32)	(0.58)	—	—	—	—	(0.58)	$12.99	(4.27) %	$ 4,505	2.36% (6)	2.38%	(1.92) %	0%
10/1/20 to 9/30/21(12)	13.73	(0.31)	—	0.15	(0.16)	—	—	—	—	(0.16)	13.57	(1.17)	17,109	2.35	2.53	(2.27)	0
10/1/19 to 9/30/20(12)	14.41	(0.13)	—	(0.55)	(0.68)	—	—	—	—	(0.68)	13.73	(4.72)	61,735	2.34 (10)	2.34	(0.96)	198
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (10)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (10)	2.29	(0.65)	57
Class I
10/1/21 to 9/30/22(12)	$14.77	(0.11)	—	(0.37)	(0.48)	—	—	—	—	(0.48)	$14.29	(3.25) %	$ 23,207	1.36% (6)(10)(11)	1.35%	(0.77) %	0%
10/1/20 to 9/30/21(12)	14.79	(0.19)	—	0.17	(0.02)	—	—	—	—	(0.02)	14.77	(0.14)	29,793	1.35	1.52	(1.28)	0
10/1/19 to 9/30/20(12)	15.37	0.01	—	(0.59)	(0.58)	—	—	—	—	(0.58)	14.79	(3.77)	40,098	1.33 (10)	1.33	0.05	198
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (10)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (10)	1.30	0.34	57
Class R6
10/1/21 to 9/30/22(12)	$14.89	(0.10)	—	(0.37)	(0.47)	—	—	—	—	(0.47)	$14.42	(3.16) %	$ 452	1.27% (6)(10)(11)	1.26%	(0.68) %	0%
10/1/20 to 9/30/21(12)	14.90	(0.18)	—	0.17	(0.01)	—	—	—	—	(0.01)	14.89	(0.07)	679	1.26	1.43	(1.19)	0
10/1/19 to 9/30/20(12)	15.47	0.01	—	(0.58)	(0.57)	—	—	—	—	(0.57)	14.90	(3.68)	719	1.24 (10)	1.24	0.09	198
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (10)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	2.28	16.05	16.56	625	1.20 (10)	1.20	0.50	57

KAR Developing Markets Fund
Class A
10/1/21 to 9/30/22	$ 9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	$ 6.75	(29.56) %	$ 85	1.56% (6)	4.83%	0.53%	16%
6/22/21 (8) to 9/30/21	10.00	— (13)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (9)
Class C
10/1/21 to 9/30/22	$ 9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	$ 6.69	(30.11) %	$ 67	2.31% (6)	5.56%	(0.25) %	16%
6/22/21 (8) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (9)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Developing Markets Fund (Continued)
Class I
10/1/21 to 9/30/22	$ 9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	$ 6.77	(29.38) %	$ 80	1.31% (6)	4.53%	0.78%	16%
6/22/21 (8) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (9)
Class R6
10/1/21 to 9/30/22	$ 9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	$ 6.77	(29.37) %	$ 2,189	1.23% (6)	4.53%	0.89%	16%
6/22/21 (8) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (9)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/21 to 9/30/22	$17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	$11.24	(30.74) %	$ 31,637	1.81% (6)(7)(10)(11)	1.80%	0.32%	24%
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (10)(11)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
Class C
10/1/21 to 9/30/22	$17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	$11.09	(31.27) %	$ 1,589	2.56% (6)(7)	2.62%	(0.34) %	24%
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (10)(11)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
Class I
10/1/21 to 9/30/22	$17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	$11.31	(30.49) %	$ 196,191	1.51% (6)(7)	1.55%	0.61%	24%
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (10)(11)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
Class R6
10/1/21 to 9/30/22	$17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	$11.30	(30.43) %	$ 1,101	1.41% (6)(7)	1.45%	0.96%	24%
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (10)(11)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (8) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (6)	1.62	1.44	44 (9)

KAR International Small-Mid Cap Fund
Class A
10/1/21 to 9/30/22	$24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	$12.53	(45.16) %	$ 42,670	1.44% (6)(10)	1.44%	0.55%	21%
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (13)	5.57	24.72	30.29 (14)	100,353	1.53 (7)(10)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (10)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (13)	(0.20)	16.95	(0.05) (14)	70,958	1.55 (10)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/21 to 9/30/22	$24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	$12.26	(45.57) %	$ 18,430	2.20% (6)(10)	2.20%	(0.18) %	21%
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (13)	5.45	24.23	29.43 (14)	42,388	2.25 (7)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (10)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (13)	(0.25)	16.64	(0.78) (14)	37,210	2.29 (10)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (10)	2.27	0.18	21
Class I
10/1/21 to 9/30/22	$24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	$12.58	(45.04) %	$ 927,917	1.19% (6)(10)	1.19%	0.76%	21%
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (13)	5.61	24.86	30.69 (14)	2,685,996	1.24 (7)(10)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (10)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (13)	(0.21)	17.03	0.18 (14)	1,372,552	1.30 (10)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
Class R6
10/1/21 to 9/30/22	$24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	$12.60	(44.97) %	$ 80,462	1.09% (6)(10)	1.09%	0.86%	21%
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (13)	5.62	24.89	30.82 (14)	277,279	1.15 (7)(10)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (10)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (13)	(0.21)	17.05	0.24 (14)	40,866	1.19 (10)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (10)	1.20	1.06	21

Vontobel Emerging Markets Opportunities Fund
Class A
10/1/21 to 9/30/22	$11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	$ 7.05	(26.30) %	$ 193,151	1.58% (6)	1.58%	0.18%	54%
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
10/1/17 to 9/30/18	11.11	0.06	—	(0.71)	(0.65)	(0.02)	—	(0.02)	—	(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
Class C
10/1/21 to 9/30/22	$11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	$ 6.68	(26.85) %	$ 31,378	2.28% (6)	2.28%	(0.55) %	54%
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
10/1/17 to 9/30/18	10.77	(0.01)	—	(0.68)	(0.69)	—	—	—	—	(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
Class I
10/1/21 to 9/30/22	$12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	$ 7.40	(26.00) %	$1,572,456	1.24% (6)	1.24%	0.46%	54%
10/1/20 to 9/30/21	11.41	— (13)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
10/1/17 to 9/30/18	11.49	0.11	—	(0.73)	(0.62)	(0.05)	—	(0.05)	—	(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Emerging Markets Opportunities Fund (Continued)
Class R6
10/1/21 to 9/30/22	$12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	$ 7.45	(25.82) %	$ 99,619	1.00% (6)	1.16%	0.74%	54%
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (7)	1.13	1.80	30
10/1/17 to 9/30/18	11.48	0.12	—	(0.73)	(0.61)	(0.05)	—	(0.05)	—	(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38

Vontobel Foreign Opportunities Fund
Class A
10/1/21 to 9/30/22	$34.97	(0.12)	—	(7.42)	(7.54)	—	(6.94)	(6.94)	—	(14.48)	$20.49	(27.20) %	$ 132,361	1.40% (6)(10)(11)	1.40%	(0.46) %	57%
10/1/20 to 9/30/21	31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	34.97	17.95	204,395	1.39	1.40	(0.43)	81
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40 (7)	1.44	0.38	64
10/1/17 to 9/30/18	33.95	0.10	—	0.64	0.74	(0.07)	—	(0.07)	—	0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
Class C
10/1/21 to 9/30/22	$33.41	(0.30)	—	(6.95)	(7.25)	—	(6.94)	(6.94)	—	(14.19)	$19.22	(27.68) %	$ 6,744	2.06% (6)	2.14%	(1.18) %	57%
10/1/20 to 9/30/21	30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	33.41	17.16	18,014	2.05	2.12	(1.17)	81
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07 (7)	2.13	(0.34)	64
10/1/17 to 9/30/18	33.34	(0.14)	—	0.63	0.49	—	—	—	—	0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
Class I
10/1/21 to 9/30/22	$35.00	(0.04)	—	(7.44)	(7.48)	—	(6.94)	(6.94)	—	(14.42)	$20.58	(26.97) %	$ 440,340	1.08% (6)	1.14%	(0.16) %	57%
10/1/20 to 9/30/21	31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	35.00	18.32	803,474	1.07	1.11	(0.12)	81
10/1/19 to 9/30/20	30.43	— (13)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08 (7)	1.13	0.68	64
10/1/17 to 9/30/18	34.03	0.20	—	0.65	0.85	(0.18)	—	(0.18)	—	0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
Class R6
10/1/21 to 9/30/22	$35.03	— (13)	—	(7.46)	(7.46)	—	(6.94)	(6.94)	—	(14.40)	$20.63	(26.88) %	$ 49,057	0.97% (6)	1.06%	— % (15)	57%
10/1/20 to 9/30/21	31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	35.03	18.44	66,705	0.95	1.03	(0.03)	81
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96 (7)	1.04	0.97	64
10/1/17 to 9/30/18	34.06	0.23	—	0.64	0.87	(0.21)	—	(0.21)	—	0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Global Opportunities Fund
Class A
10/1/21 to 9/30/22	$21.43	(0.06)	—	(4.06)	(4.12)	(0.28)	(3.50)	(3.78)	—	(7.90)	$13.53	(24.10) %	$ 87,009	1.37% (6)	1.40%	(0.32) %	33%
10/1/20 to 9/30/21	18.63	(0.09)	—	3.31	3.22	—	(0.42)	(0.42)	—	2.80	21.43	17.47	130,814	1.36	1.39	(0.43)	49
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (13)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (7)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (13)	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (10)	1.40	0.12	38
Class C
10/1/21 to 9/30/22	$17.37	(0.15)	—	(3.09)	(3.24)	(0.25)	(3.50)	(3.75)	—	(6.99)	$10.38	(24.71) %	$ 8,393	2.12% (6)	2.15%	(1.10) %	33%
10/1/20 to 9/30/21	15.28	(0.20)	—	2.71	2.51	—	(0.42)	(0.42)	—	2.09	17.37	16.64	19,745	2.11	2.13	(1.21)	49
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (7)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (10)	2.16	(0.61)	38
Class I
10/1/21 to 9/30/22	$21.53	(0.01)	—	(4.10)	(4.11)	(0.29)	(3.50)	(3.79)	—	(7.90)	$13.63	(23.93) %	$ 96,319	1.10% (6)	1.16%	(0.07) %	33%
10/1/20 to 9/30/21	18.67	(0.03)	—	3.31	3.28	—	(0.42)	(0.42)	—	2.86	21.53	17.76	178,017	1.09	1.13	(0.16)	49
10/1/19 to 9/30/20	16.39	— (13)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (7)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (10)	1.16	0.43	38
Class R6
10/1/21 to 9/30/22	$21.63	0.02	—	(4.12)	(4.10)	(0.31)	(3.50)	(3.81)	—	(7.91)	$13.72	(23.80) %	$ 56,389	0.91% (6)	1.07%	0.11%	33%
10/1/20 to 9/30/21	18.72	— (13)	—	3.33	3.33	—	(0.42)	(0.42)	—	2.91	21.63	17.98	89,295	0.90	1.05	0.02	49
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (7)	1.08	0.80	35
1/30/18 (8) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (10)	1.11	0.56	38 (9)

Vontobel Greater European Opportunities Fund
Class A
10/1/21 to 9/30/22	$13.04	(0.01)	—	(3.63)	(3.64)	(0.02)	(0.52)	(0.54)	—	(4.18)	$ 8.86	(29.21) %	$ 2,023	1.41% (6)	2.19%	(0.12) %	29%
10/1/20 to 9/30/21	11.24	(0.01)	—	2.36	2.35	—	(0.55)	(0.55)	—	1.80	13.04	21.44	2,853	1.41 (7)	2.34	(0.11)	33
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
Class C
10/1/21 to 9/30/22	$12.47	(0.10)	—	(3.44)	(3.54)	—	(0.52)	(0.52)	—	(4.06)	$ 8.41	(29.72) %	$ 207	2.16% (6)	2.86%	(0.89) %	29%
10/1/20 to 9/30/21	10.85	(0.11)	—	2.28	2.17	—	(0.55)	(0.55)	—	1.62	12.47	20.52	386	2.16 (7)	3.06	(0.95)	33
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Greater European Opportunities Fund (Continued)
Class I
10/1/21 to 9/30/22	$13.06	0.01	—	(3.62)	(3.61)	(0.04)	(0.52)	(0.56)	—	(4.17)	$ 8.89	(29.00) %	$ 3,932	1.16% (6)	1.92%	0.12%	29%
10/1/20 to 9/30/21	11.23	0.01	—	2.37	2.38	—	(0.55)	(0.55)	—	1.83	13.06	21.74	6,561	1.16 (7)	2.05	0.12	33
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Inception date.
(9)	Portfolio turnover is representative of the Fund for the entire period.
(10)	The share class is currently under its expense limitation.
(11)	See 4D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(12)	Consolidated Financial Highlights.
(13)	Amount is less than $0.005 per share.
(14)	Payment from affiliate had no impact on total return.
(15)	Amount is less than 0.005%.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2022
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund, KAR Developing Markets Fund, and KAR International Small-Mid Cap Fund are diversified. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares, Class C shares, and Class I shares. All of the Funds with the exception of the Duff & Phelps International Real Estate Securities Fund and Vontobel Greater European Opportunities Fund also offer Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The accompanying consolidated financial statements of FORT Trend Fund include the account of VATS Offshore Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of FORT Trend Fund and is organized as a company under the laws of the Cayman Islands and primarily

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables FORT Trend Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. FORT Trend Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2022 were $23,123 and 18% of FORT Trend Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to FORT Trend Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
B.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the FORT Trend Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the FORT Trend Fund in the current period nor carried forward to offset taxable income in future periods.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income securities, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2022, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Vontobel Foreign Opportunities Fund	$ 247	$ 247	$ —
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2022 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Vontobel Foreign Opportunities Fund	Money Market Mutual Fund	$263
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the fiscal year (the “period”) ended September 30, 2022, FORT Trend Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at September 30, 2022:

Statement Line Description	Primary Risk	FORT Trend Fund
Asset Derivatives
Variation margin receivable on futures contracts(1)	Commodity contracts	$ 551
Variation margin receivable on futures contracts(1)	Equity contracts	449
Variation margin receivable on futures contracts(1)	Foreign currency contracts	267
Variation margin receivable on futures contracts(1)	Interest rate contracts	6,447
Total		$7,714
Liability Derivatives
Variation margin receivable on futures contracts(1)	Commodity contracts	$(113)
Variation margin receivable on futures contracts(1)	Equity contracts	(23)
Variation margin receivable on futures contracts(1)	Foreign currency contracts	(12)
Total		$(148)

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations at September 30, 2022:
Statement Line Description	Primary Risk	FORT Trend Fund
Net Realized Gain (Loss) From
Futures (1)	Commodity contracts	$ 4,759
Futures (1)	Equity contracts	(15,540)
Futures (1)	Foreign currency contracts	1,833
Futures (1)	Interest rate contracts	(4,094)
Total		$(13,042)
Net Change in Unrealized Appreciation (Depreciation) on
Futures (2)	Commodity contracts	$ (451)
Futures (2)	Equity contracts	2,542
Futures (2)	Foreign currency contracts	54
Futures (2)	Interest rate contracts	7,836
Total		$ 9,981
(1)Included in net realized gain (loss) from futures within the Consolidated Statement of Operations.
(2)Included in net change in unrealized appreciation (depreciation) from futures within the Consolidated Statement of Operations.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the period ended September 30, 2022.
FORT Trend Fund
Futures Contracts - Long Positions(1)	$ (721)
Futures Contracts - Short Positions(1)	1,691
(1) Average unrealized for the period.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded futures, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the FORT Trend Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of September 30, 2022:

At September 30, 2022, the Fund’s derivative assets and liabilities (by type) are as follows:
FORT Trend Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 64	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 64	$—
Derivatives not subject to a MNA or similar agreement	(64)	—
Total assets and liabilities subject to a MNA	$ —	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. is the investment adviser to the Funds, with the exception of the FORT Trend Fund, which is advised by Virtus Alternative Investment Advisers, Inc. (each an “Adviser” and collectively, the “Advisers”). Each Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Each Adviser manages the applicable Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
FORT Trend Fund	1.00%	0.95%
KAR Developing Markets Fund	1.00	0.95
KAR Emerging Markets Small-Cap Fund	1.20	1.15
Vontobel Emerging Markets Opportunities Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Vontobel Global Opportunities Fund	0.85	0.80	0.75

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%

	First $3 billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
For FORT Trend Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the applicable Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same annual rates.
B.	Subadvisers
The subadvisers manage the investments of each Fund, for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
FORT Trend Fund	FORT(2)
KAR Developing Markets Fund	KAR(3)
KAR Emerging Markets Small-Cap Fund	KAR(3)
KAR International Small-Mid Cap Fund	KAR(3)
Vontobel Emerging Markets Opportunities Fund	Vontobel(4)
Vontobel Foreign Opportunities Fund	Vontobel(4)
Vontobel Global Opportunities Fund	Vontobel(4)
Vontobel Greater European Opportunities Fund	Vontobel(4)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	FORT Investment Management LP (“FORT”).
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
Each Adviser has contractually agreed to limit certain Funds’ annual total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2023. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15 (1)	1.15 (1)	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Duff & Phelps Real Asset Fund	N/A	N/A	N/A	0.20 (2)
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
FORT Trend Fund	1.60 (1)	2.35	1.35 (1)	1.26 (1)
KAR Developing Markets Fund	1.55	2.30	1.30	1.22
KAR Emerging Markets Small-Cap Fund(3)	1.79 (1)	2.53	1.50	1.40
KAR International Small-Mid Cap Fund	1.45 (1)	2.20 (1)	1.20 (1)	1.10 (1)
Vontobel Emerging Markets Opportunities Fund	N/A	N/A	N/A	0.98
Vontobel Foreign Opportunities Fund	1.39 (1)	2.05	1.07	0.95
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.40	2.15	1.15	N/A
(1)	The share class is currently below its expense cap.
(2)	Effective February 1, 2022.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
(3)	Effective December 1, 2021. For the period October 1, 2021 through November 30, 2021, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.85%, 2.60%, 1.60% and 1.50%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, each Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the period ending September 30:

	Expiration
Fund	2023	2024	2025	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 9	$ 6	$ 7	$ 22
Duff & Phelps Global Real Estate Securities Fund
Class A	251	296	303	850
Class C	3	2	— (1)	5
Class I	10	34	58	102
Class R6	46	100	137	283
Duff & Phelps International Real Estate Securities Fund
Class A	5	7	6	18
Class C	2	1	1	4
Class I	100	72	69	241
Duff & Phelps Real Asset Fund
Class R6	—	—	— (1)	— (1)
Duff & Phelps Real Estate Securities Fund
Class R6	64	193	204	461
FORT Trend Fund
Class A	—	8	8	16
Class C	—	16	4	20
Class I	—	6	2	8
Class R6	—	— (1)	— (1)	— (1)
KAR Developing Markets Fund
Class A	—	3	3	6
Class C	—	3	3	6
Class I	—	3	3	6
Class R6	—	80	81	161
KAR Emerging Markets Small-Cap Fund
Class A	—	—	3	3
Class C	—	—	2	2
Class I	—	—	114	114
Class R6	—	—	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class C	—	—	— (1)	— (1)
Vontobel Emerging Markets Opportunities Fund
Class R6	241	343	226	810
Vontobel Foreign Opportunities Fund
Class A	73	25	9	107
Class C	25	18	10	53
Class I	415	343	376	1,134
Class R6	68	62	60	190

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Expiration
Fund	2023	2024	2025	Total
Vontobel Global Opportunities Fund
Class A	$ 52	$ 38	$ 29	$ 119
Class C	4	6	4	14
Class I	109	78	71	258
Class R6	134	136	117	387
Vontobel Greater European Opportunities Fund
Class A	29	20	20	69
Class C	10	5	2	17
Class I	47	50	42	139
(1)	Amount is less than $500.
During the period ended September 30, 2022, each Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$ —	$ 1	$82	$—	$ 83
FORT Trend Fund	22	2	5	— (1)	29
KAR Emerging Markets Small-Cap Fund	10	— (1)	—	—	10
KAR International Small-Mid Cap Fund	— (1)	2	56	2	60
Vontobel Foreign Opportunities Fund	12	—	—	—	12
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the period ended September 30, 2022, it retained net commissions of $42 for Class A shares and CDSC of $16 and $16 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2022, the Funds incurred administration fees totaling $7,613 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2022, the Funds incurred transfer agent fees totaling $3,397 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At September 30, 2022, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$ 68
Class C	10,000	67
Class I	10,000	68
Class R6	323,141	2,188
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2022, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended September 30, 2022, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds(3)	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—65.4%
Equity Funds—60.3%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,141	$ 768	$ 442	$ (5)	$ (680)	$ 4,782	337,213	$ 71	$272
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,108	1,235	297	4	(1,533)	4,517	159,204	93	92
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,134	756	771	35	617	3,771	356,477	40 (4)	—
Fixed Income Fund—5.1%
Virtus Newfleet Senior Floating Rate Fund Class R6	1,388	47	245	19	(96)	1,113	132,386	47	—
Total	$14,771	$2,806	$1,755	$53	$(1,692)	$14,183		$251	$364
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended September 30, 2022, is as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(5)	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—13.1%
Tegma Gestao Logistica S.A.	$14,637	$1,327	$4,327	$(2,402)	$ 4,927	$14,162	3,919,656	$ 966	$—
Union Auction PCL	10,393	—	873	(395)	(282)	8,843	34,539,000	474	—
Vasta Platform Ltd., Class A(6)	5,755	2,298	2,598	(5,855)	7,705	7,305	1,391,515	—	—
Younglimwon Soft Lab Co., Ltd. (7)	3,483	—	197	(161)	(949)	—	—	38	—
Total	$34,268	$3,625	$7,995	$(8,813)	$11,401	$30,310		$1,478	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(5)	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—12.9%
Baltic Classifieds Group plc	$ 87,824	$ 5,700	$ 11,027	$ 2,208	$ (33,288)	$ 51,417	33,911,290	$ 464	$—
Bouvet ASA	56,573	475	12,890	3,348	(14,542)	32,964	6,602,140	2,302	—
Brockhaus Technologies AG(6)	19,504	438	—	—	(8,248)	11,694	774,496	—	—
Computer Modelling Group Ltd.	21,030	—	19,595	(11,367)	9,932	—	—	758	—
Fineos Corp., Ltd.	50,851	134	18,616	(28,154)	(4,215)	—	—	—	—
HeadHunter Group plc(7)	158,659	817	27,871	12,032	(143,635)	—	—	2,686	—
Lumax International Corp., Ltd.(7)	19,331	—	7,273	1,015	(3,425)	—	—	1,040	—
MarkLines Co., Ltd.	30,398	251	27,364	9,613	(12,898)	—	—	—	—
Max Stock Ltd.	30,894	518	—	—	(18,624)	12,788	8,799,684	—	—
Mortgage Advice Bureau Holdings Ltd.	80,310	303	21,150	12,112	(42,613)	28,962	4,072,919	—	—
Pason Systems, Inc(7)	61,070	749	75,137	4,921	29,888	—	—	998	—
Redbubble Ltd.	72,019	867	28,990	(58,619)	14,723	—	—	—	—
Sabre Insurance Group plc.	57,188	482	37,743	(27,471)	7,544	—	—	—	—
Total	$745,651	$10,734	$287,656	$(80,362)	$(219,401)	$137,825		$8,248	$—
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2022, the Fund was the owner of record of 12% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Includes return of capital dividend reclassification in the amount of $80, relating to a prior year dividend.
(5)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
(6)	Non-income producing.
(7)	Issuer is not an affiliated investment of the Fund at September 30, 2022.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2022.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2022, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 32,697	$ 35,280
Duff & Phelps Global Real Estate Securities Fund	115,036	81,841
Duff & Phelps International Real Estate Securities Fund	8,097	7,445
Duff & Phelps Real Asset Fund	4,663	4,094
Duff & Phelps Real Estate Securities Fund	71,610	129,767
KAR Developing Markets Fund	1,051	403
KAR Emerging Markets Small-Cap Fund	74,257	122,541
KAR International Small-Mid Cap Fund	466,203	1,297,850
Vontobel Emerging Markets Opportunities Fund	1,680,165	3,703,884
Vontobel Foreign Opportunities Fund	487,178	702,437
Vontobel Global Opportunities Fund	110,542	199,591
Vontobel Greater European Opportunities Fund	2,352	3,310
There were no purchases or sales of long-term securities for FORT Trend Fund during the period ended September 30, 2022.
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2022.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	235	$ 3,873	418	$ 6,664	210	$ 8,141	225	$ 8,105
Reinvestment of distributions	113	1,828	43	672	15	653	—	—
Shares repurchased and cross class conversions	(245)	(4,022)	(566)	(9,251)	(191)	(7,251)	(168)	(5,987)
Net Increase / (Decrease)	103	$ 1,679	(105)	$ (1,915)	34	$ 1,543	57	$ 2,118
Class C
Shares sold and cross class conversions	31	$ 511	45	$ 717	79	$ 2,924	18	$ 631
Reinvestment of distributions	16	269	9	132	4	132	—	—
Shares repurchased and cross class conversions	(139)	(2,281)	(389)	(6,136)	(62)	(2,138)	(93)	(3,061)
Net Increase / (Decrease)	(92)	$ (1,501)	(335)	$ (5,287)	21	$ 918	(75)	$ (2,430)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	429	$ 7,026	588	$ 9,594	3,749	$ 137,771	4,949	$ 176,493
Reinvestment of distributions	153	2,472	57	898	298	11,968	30	952
Shares repurchased and cross class conversions	(592)	(9,630)	(466)	(7,435)	(3,546)	(124,467)	(1,797)	(59,799)
Net Increase / (Decrease)	(10)	$ (132)	179	$ 3,057	501	$ 25,272	3,182	$ 117,646
Class R6
Shares sold and cross class conversions	106	$ 1,756	103	$ 1,639	458	$ 16,994	554	$ 21,628
Reinvestment of distributions	42	675	16	252	85	3,414	13	402
Shares repurchased and cross class conversions	(93)	(1,514)	(87)	(1,348)	(252)	(9,314)	(100)	(3,404)
Net Increase / (Decrease)	55	$ 917	32	$ 543	291	$ 11,094	467	$ 18,626

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	18	$ 140	257	$ 2,153	133	$ 1,849	42	$ 494
Reinvestment of distributions	7	52	—	—	6	84	7	75
Shares repurchased and cross class conversions	(86)	(665)	(83)	(664)	(214)	(2,843)	(224)	(2,587)
Net Increase / (Decrease)	(61)	$ (473)	174	$ 1,489	(75)	$ (910)	(175)	$ (2,018)
Class C
Shares sold and cross class conversions	2	$ 14	—	$ 2	76	$ 1,037	8	$ 96
Reinvestment of distributions	—	—	—	—	— (1)	3	—	—
Shares repurchased and cross class conversions	(18)	(122)	(44)	(343)	(43)	(580)	(33)	(382)
Net Increase / (Decrease)	(16)	$ (108)	(44)	$ (341)	33	$ 460	(25)	$ (286)
Class I
Shares sold and cross class conversions	669	$ 4,921	2,641	$ 22,626	386	$ 5,218	90	$ 1,068
Reinvestment of distributions	65	516	—	1	6	83	7	79
Shares repurchased and cross class conversions	(598)	(4,488)	(2,635)	(22,170)	(363)	(4,804)	(199)	(2,262)
Net Increase / (Decrease)	136	$ 949	6	$ 457	29	$ 497	(102)	$ (1,115)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	8	$ 100	—	$ —
Net Increase / (Decrease)	—	$ —	—	$ —	8	$ 100	—	$ —

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	864	$ 22,100	922	$ 20,837	756	$ 10,953	2,365	$ 34,548
Reinvestment of distributions	228	6,019	363	7,462	—	—	—	—
Shares repurchased and cross class conversions	(1,461)	(37,438)	(6,641)	(136,442)	(1,179)	(17,061)	(2,013)	(29,460)
Net Increase / (Decrease)	(369)	$ (9,319)	(5,356)	$ (108,143)	(423)	$ (6,108)	352	$ 5,088
Class C
Shares sold and cross class conversions	43	$ 1,092	44	$ 1,016	10	$ 130	13	$ 183
Reinvestment of distributions	8	229	17	350	—	—	—	—
Shares repurchased and cross class conversions	(91)	(2,240)	(198)	(4,310)	(924)	(12,513)	(3,249)	(44,616)
Net Increase / (Decrease)	(40)	$ (919)	(137)	$ (2,944)	(914)	$ (12,383)	(3,236)	$ (44,433)
Class I
Shares sold and cross class conversions	2,943	$ 73,762	2,089	$ 47,868	202	$ 2,983	213	$ 3,186
Reinvestment of distributions	420	10,979	614	12,625	—	—	—	—
Shares repurchased and cross class conversions	(3,434)	(84,223)	(7,797)	(159,936)	(595)	(8,823)	(907)	(13,488)
Net Increase / (Decrease)	(71)	$ 518	(5,094)	$ (99,443)	(393)	$ (5,840)	(694)	$ (10,302)
Class R6
Shares sold and cross class conversions	1,723	$ 43,154	4,715	$ 93,514	1	$ 8	1	$ 18
Reinvestment of distributions	283	7,461	372	7,726	—	—	—	—
Shares repurchased and cross class conversions	(3,171)	(82,026)	(1,332)	(30,040)	(15)	(204)	(4)	(58)
Net Increase / (Decrease)	(1,165)	$ (31,411)	3,755	$ 71,200	(14)	$ (196)	(3)	$ (40)

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2022		From Inception June 22, 2021 to September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3	$ 19	10	$ 100	1,023	$ 14,093	1,477	$ 24,995
Reinvestment of distributions	—	—	—	—	277	4,301	30	503
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(1,745)	(24,597)	(914)	(15,781)
Net Increase / (Decrease)	3	$ 19	10	$ 100	(445)	$ (6,203)	593	$ 9,717
Class C
Shares sold and cross class conversions	—	$ —	10	$ 100	34	$ 488	85	$ 1,459
Reinvestment of distributions	—	—	—	—	11	175	1	10
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(48)	(645)	(22)	(380)
Net Increase / (Decrease)	—	$ —	10	$ 100	(3)	$ 18	64	$ 1,089

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2022		From Inception June 22, 2021 to September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2	$ 16	10	$ 100	8,664	$ 121,808	12,097	$ 210,349
Reinvestment of distributions	— (1)	— (2)	—	—	1,765	27,465	161	2,693
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(13,435)	(183,571)	(3,950)	(68,374)
Net Increase / (Decrease)	2	$ 16	10	$ 100	(3,006)	$ (34,298)	8,308	$ 144,668
Class R6
Shares sold and cross class conversions	53	$ 433	270	$ 2,700	28	$ 372	61	$ 1,061
Reinvestment of distributions	—	—	—	—	6	87	— (1)	— (2)
Shares repurchased and cross class conversions	—	—	(—) (1)	(—) (2)	(6)	(79)	(—) (1)	(4)
Net Increase / (Decrease)	53	$ 433	270	$ 2,700	28	$ 380	61	$ 1,057

	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	841	$ 15,750	1,193	$ 27,780	6,803	$ 64,459	8,916	$ 115,145
Shares issued-merger (See Note 13)	24	607	—	—	—	—	—	—
Reinvestment of distributions	323	7,192	37	830	5,927	56,364	96	1,203
Shares repurchased and cross class conversions	(1,842)	(33,861)	(1,249)	(29,032)	(15,768)	(147,140)	(12,105)	(153,034)
Net Increase / (Decrease)	(654)	$ (10,312)	(19)	$ (422)	(3,038)	$ (26,317)	(3,093)	$ (36,686)
Class C
Shares sold and cross class conversions	62	$ 1,230	250	$ 5,697	150	$ 1,341	661	$ 8,474
Shares issued-merger (See Note 13)	12	311	—	—	—	—	—	—
Reinvestment of distributions	128	2,793	6	122	1,419	12,857	—	—
Shares repurchased and cross class conversions	(449)	(7,588)	(290)	(6,624)	(3,229)	(28,171)	(3,639)	(45,664)
Net Increase / (Decrease)	(247)	$ (3,254)	(34)	$ (805)	(1,660)	$ (13,973)	(2,978)	$ (37,190)
Class I
Shares sold and cross class conversions	32,974	$ 632,173	36,403	$ 861,402	71,371	$ 682,721	63,024	$ 846,730
Shares issued-merger (See Note 13)	1,501	38,692	—	—	—	—	—	—
Reinvestment of distributions	8,896	198,465	1,018	23,007	58,424	581,318	2,445	31,633
Shares repurchased and cross class conversions	(77,670)	(1,354,234)	(17,969)	(423,584)	(251,117)	(2,463,253)	(185,409)	(2,426,192)
Net Increase / (Decrease)	(34,299)	$ (484,904)	19,452	$ 460,825	(121,322)	$ (1,199,214)	(119,940)	$ (1,547,829)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,374	$ 46,184	8,311	$ 187,350	4,120	$ 39,018	4,736	$ 63,725
Shares issued-merger (See Note 13)	171	4,417	—	—	—	—	—	—
Reinvestment of distributions	832	18,561	88	1,989	2,328	23,279	98	1,270
Shares repurchased and cross class conversions	(8,131)	(136,701)	(1,155)	(28,168)	(9,520)	(99,799)	(5,912)	(77,966)
Net Increase / (Decrease)	(4,754)	$ (67,539)	7,244	$ 161,171	(3,072)	$ (37,502)	(1,078)	$ (12,971)

	Vontobel Foreign Opportunities Fund				Vontobel Global Opportunities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	942	$ 25,901	945	$ 31,405	384	$ 6,809	746	$ 15,288
Reinvestment of distributions	1,291	36,977	349	11,130	1,077	20,114	112	2,200
Shares repurchased and cross class conversions	(1,618)	(42,141)	(996)	(33,278)	(1,132)	(20,042)	(726)	(15,131)
Net Increase / (Decrease)	615	$ 20,737	298	$ 9,257	329	$ 6,881	132	$ 2,357
Class C
Shares sold and cross class conversions	17	$ 430	33	$ 1,060	56	$ 760	143	$ 2,378
Reinvestment of distributions	117	3,149	67	2,045	246	3,551	41	658
Shares repurchased and cross class conversions	(322)	(8,231)	(550)	(17,446)	(630)	(8,756)	(724)	(12,097)
Net Increase / (Decrease)	(188)	$ (4,652)	(450)	$ (14,341)	(328)	$ (4,445)	(540)	$ (9,061)
Class I
Shares sold and cross class conversions	5,863	$ 155,649	3,691	$ 124,022	1,794	$ 29,502	1,947	$ 40,142
Reinvestment of distributions	5,212	149,581	1,683	53,587	1,363	25,593	172	3,388
Shares repurchased and cross class conversions	(12,635)	(327,256)	(7,139)	(240,109)	(4,358)	(79,848)	(2,096)	(44,248)
Net Increase / (Decrease)	(1,560)	$ (22,026)	(1,765)	$ (62,500)	(1,201)	$ (24,753)	23	$ (718)
Class R6
Shares sold and cross class conversions	606	$ 15,854	612	$ 20,010	327	$ 5,964	621	$ 12,866
Reinvestment of distributions	399	11,478	171	5,460	824	15,552	86	1,700
Shares repurchased and cross class conversions	(531)	(14,124)	(1,548)	(51,100)	(1,169)	(19,568)	(1,386)	(28,851)
Net Increase / (Decrease)	474	$ 13,208	(765)	$ (25,630)	(18)	$ 1,948	(679)	$ (14,285)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2022		Year Ended September 30, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	60	$ 688	118	$ 1,451
Reinvestment of distributions	9	114	6	66
Shares repurchased and cross class conversions	(59)	(705)	(37)	(457)
Net Increase / (Decrease)	10	$ 97	87	$ 1,060
Class C
Shares sold and cross class conversions	— (1)	$ 3	13	$ 148
Reinvestment of distributions	1	15	2	25
Shares repurchased and cross class conversions	(8)	(84)	(24)	(282)
Net Increase / (Decrease)	(7)	$ (66)	(9)	$ (109)
Class I
Shares sold and cross class conversions	43	$ 495	295	$ 3,463
Reinvestment of distributions	21	275	19	220
Shares repurchased and cross class conversions	(124)	(1,369)	(40)	(483)
Net Increase / (Decrease)	(60)	$ (599)	274	$ 3,200
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of September 30, 2022, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Global Infrastructure Fund	22%	2
Duff & Phelps Global Real Estate Securities Fund	46	2
Duff & Phelps International Real Estate Securities Fund	65	1
Duff & Phelps Real Asset Fund	15	1
Duff & Phelps Real Estate Securities Fund	13	1
FORT Trend Fund	28	2
KAR Developing Markets Fund	90	2
KAR Emerging Markets Small-Cap Fund	54	3
KAR International Small-Mid Cap Fund	54	4
Vontobel Emerging Markets Opportunities Fund	44	2
Vontobel Foreign Opportunities Fund	28	1
Vontobel Global Opportunities Fund	16	1
Vontobel Greater European Opportunities Fund	48	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2022, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	49%
Duff & Phelps Global Infrastructure Fund	Industrials	25
Duff & Phelps Real Estate Securities Fund	Residential	29
KAR Developing Markets Fund	Industrials	30
KAR Emerging Markets Small-Cap Fund	Industrials	32
KAR International Small-Mid Cap Fund	Industrials	26
KAR International Small-Mid Cap Fund	Communication Services	26
Vontobel Foreign Opportunities Fund	Industrials	25
Vontobel Greater European Opportunities Fund	Industrials	26
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2022, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 9, 2023. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended September 30, 2022, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period.  The borrowings were valued at cost, which approximates fair value.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Duff & Phelps Global Real Estate Securities Fund	$ —(1)	$ 3,600	1.83%	2
KAR Emerging Markets Small-Cap Fund	— (1)	4,100	1.15	3
KAR International Small-Mid Cap Fund	19	11,925	1.53	28
Vontobel Emerging Markets Opportunities Fund	42	28,414	1.33	35
Vontobel Foreign Opportunities Fund	3	14,100	1.35	5
Vontobel Global Opportunities Fund	2	6,750	1.06	8
(1)	Amount is less than $500.
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 78,224	$ 7,897	$ (8,936)	$ (1,039)
Duff & Phelps Global Real Estate Securities Fund	417,727	27,633	(75,573)	(47,940)
Duff & Phelps International Real Estate Securities Fund	30,961	2,918	(10,362)	(7,444)
Duff & Phelps Real Asset Fund	26,988	5,040	(10,191)	(5,151)
Duff & Phelps Real Estate Securities Fund	280,177	126,862	(16,782)	110,080
FORT Trend Fund	133,124	1	(6,768)	(6,767)
KAR Developing Markets Fund	3,160	100	(883)	(783)
KAR Emerging Markets Small-Cap Fund	283,234	20,941	(72,742)	(51,801)
KAR International Small-Mid Cap Fund	1,497,462	109,232	(548,932)	(439,700)
Vontobel Emerging Markets Opportunities Fund	2,123,664	196,073	(427,223)	(231,150)
Vontobel Foreign Opportunities Fund	586,464	118,332	(78,412)	39,920
Vontobel Global Opportunities Fund	204,178	67,794	(30,221)	37,573
Vontobel Greater European Opportunities Fund	5,839	1,121	(842)	279
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the period ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 1,532	$ 931
Duff & Phelps Real Asset Fund	12,956	2,438
FORT Trend Fund	406,072	262
Vontobel Emerging Markets Opportunities Fund	69,761	70,043
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$ 328	$ 6,770	$ —	$ —	$ —
Duff & Phelps Global Real Estate Securities Fund	2,133	—	—	2,801	—
Duff & Phelps International Real Estate Securities Fund	—	—	344	122	2,463
Duff & Phelps Real Asset Fund	64	—	—	—	15,394
Duff & Phelps Real Estate Securities Fund	—	34,057	—	—	—
FORT Trend Fund	—	—	757	—	406,334
KAR Developing Markets Fund	17	—	—	281	—
KAR Emerging Markets Small-Cap Fund	—	—	6,809	6,124	—
KAR International Small-Mid Cap Fund	—	—	21,612	213,700	—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Vontobel Emerging Markets Opportunities Fund	$ —	$ —	$24,154	$ 87,197	$139,804
Vontobel Foreign Opportunities Fund	—	319	1,386	11,446	—
Vontobel Global Opportunities Fund	—	24,371	3,116	5,642	—
Vontobel Greater European Opportunities Fund	—	—	29	352	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2022 and 2021 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Infrastructure Fund
9/30/22	$ 1,548	$ 3,840	$ 5,388
9/30/21	1,023	990	2,013
Duff & Phelps Global Real Estate Securities Fund
9/30/22	8,176	8,314	16,490
9/30/21	1,381	—	1,381
Duff & Phelps International Real Estate Securities Fund
9/30/22	570	—	570
Duff & Phelps Real Asset Fund
9/30/22	182	—	182
9/30/21	165	—	165
Duff & Phelps Real Estate Securities Fund
9/30/22	12,351	12,709	25,060
9/30/21	12,025	16,550	28,575
KAR Developing Markets Fund
9/30/22	16	—	16
KAR Emerging Markets Small-Cap Fund
9/30/22	21,603	10,517	32,120
9/30/21	3,210	—	3,210
KAR International Small-Mid Cap Fund
9/30/22	97,265	147,405	244,670
9/30/21	23,000	5,210	28,210
Vontobel Emerging Markets Opportunities Fund
9/30/22	243,800	523,310	767,110
9/30/21	39,000	—	39,000
Vontobel Foreign Opportunities Fund
9/30/22	40,481	172,309	212,790
9/30/21	4,250	71,700	75,950
Vontobel Global Opportunities Fund
9/30/22	14,780	53,680	68,460
9/30/21	—	8,460	8,460
Vontobel Greater European Opportunities Fund
9/30/22	128	284	412
9/30/21	—	321	321
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Reorganization
($ reported in thousands)
On July 19, 2021, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus KAR International Small-Mid Cap Fund II (the “Merged Fund”), a series of the Trust, and KAR International Small-Mid Cap Fund (the “Acquiring Fund”), which

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022
provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund, to reduce redundancies associated with having two funds that were substantially identical operating as separate series, and to allow shareholders of the Merged Fund to own shares of a fund with a substantially identical investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on October 22, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Class A Shares	40,674	23,696	$ 607
Class C Shares	20,936	12,399	311
Class I Shares	2,583,429	1,501,375	38,692
Class R6 Shares	294,773	171,167	4,417
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund Net Assets	Merged Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$44,027	$9,371	$3,237,294
The net assets of the Acquiring Fund immediately following the acquisition were $3,281,321.
Assuming the acquisition had been completed on October 1, 2021, the Acquiring Fund’s pro-forma results of operations for the period ended September 30, 2022 would have been as follows:
Net investment income (loss)	$16,838(a)
Net realized and unrealized gain (loss) on investments	(1,241,150) (b)
Net increase (decrease) in net assets resulting from operations	$ (1,224,312)
(a) $16,884, as reported in the Statements of Changes in Net Assets, plus $(46) net investment loss from the Merged Fund pre-merger.
(b) $(1,242,742), as reported in the Statements of Changes in Net Assets, plus $1,592 net realized and unrealized gain (loss) on investments from Merged Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund’s Statements of Changes in Net Assets since October 22, 2021.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Advisers and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus FORT Trend Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of each of their operations and the changes in each of their net assets for the each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Securities Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund	Statements of operations for the year ended September 30, 2022 and statements of changes in net assets for the years ended September 30, 2022 and 2021
Virtus FORT Trend Fund	Consolidated statements of operations for the year ended September 30, 2022 and consolidated statements of changes in net assets for the years ended September 30, 2022 and 2021
Virtus KAR Developing Markets Fund	Statement of operations for the year ended September 30, 2022, and statement of changes in net assets for the year ended September 30, 2022 and the period June 22, 2021 (commencement of operations) through September 30, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 23, 2022
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2022
TAX INFORMATION (Unaudited)
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2023, the Funds will notify applicable shareholders of amounts for use in preparing 2022 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2022, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified REIT Dividend Income % (non-corporate shareholders)	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Global Infrastructure Fund	— %	100.00%	76.62%	$ 7,296
Duff & Phelps Global Real Estate Securities Fund	—	100.00	—	753
Duff & Phelps International Real Estate Securities Fund	—	100.00	—	—
Duff & Phelps Real Asset Fund	—	100.00	79.34	—
Duff & Phelps Real Estate Securities Fund	88.20	—	—	36,014
KAR Developing Markets Fund	—	95.84	—	—
KAR Emerging Markets Small-Cap Fund	—	100.00	—	813
KAR International Small-Mid Cap Fund	—	100.00	—	38,389
Vontobel Emerging Markets Opportunities Fund	—	61.52	1.14	1,424
Vontobel Foreign Opportunities Fund	—	—	—	29,055
Vontobel Global Opportunities Fund	—	58.90	29.40	30,137
Vontobel Greater European Opportunities Fund	—	100.00	—	59
For the fiscal year ended September 30, 2022, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps International Real Estate Securities Fund	$ 1,190	$ 99
Duff & Phelps Real Asset Fund	51	3
KAR Developing Markets Fund	63	7
KAR Emerging Markets Small-Cap Fund	7,878	1,173
KAR International Small-Mid Cap Fund	48,947	5,243
Vontobel Emerging Markets Opportunities Fund	61,977	34,657
Vontobel Greater European Opportunities Fund	121	16

RESULTS OF SHAREHOLDER MEETING
VIRTUS OPPORTUNITIES TRUST
JUNE 28, 2022
(Unaudited)
At a special meeting of shareholders of Virtus Opportunities Trust (the “Trust”), held on June 28, 2022, shareholders voted on a proposal to elect seven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected. Following are the results of that vote:
Nominee	Votes For	Votes Withheld
Sarah E. Cogan	10,407,376,283.52	97,265,841.77
Deborah A. DeCotis	10,401,696,303.12	102,945,822.17
F. Ford Drummond	10,400,483,984.83	104,158,140.46
Sidney E. Harris	10,397,336,549.80	107,305,575.49
Connie D. McDaniel	10,406,924,517.65	97,717,607.64
R. Keith Walton	10,402,656,885.02	101,985,240.27
Brian T. Zino	10,170,984,436.07	333,657,689.22
Shareholders of the Trust voted to elect each of the individuals listed above as Trustees of the Trust.
In addition, at the same special meeting, shareholders of Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Vontobel Emerging Markets Opportunities Fund and Virtus Vontobel Foreign Opportunities Fund (each a “Fund” and collectively, the “Funds”) voted on a proposal to permit Virtus Investment Advisers, Inc., to hire, terminate and replace subadvisers for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Fund	Votes For	Votes Against	Abstain
Virtus Duff & Phelps Global Real Estate Securities Fund	$188,053,977.63 or 71.492% of Voted	$648,888.81 or 0.247% of Voted	$1,428,117.90 or 0.542% of Voted
Virtus Vontobel Emerging Markets Opportunities Fund	$1,412,451,533.48 or 56.153% of Fund	$9,690,339.29 or 0.385% of Fund	$2,139,737.69 or 0.085% of Fund
Virtus Vontobel Foreign Opportunities Fund	$319,995,144.20 or 68.109% of Voted	$7,998,153.05 or 1.703% of Voted	$1,176,936.02 or 0.250% of Voted
Shareholders of each Fund voted to approve the above proposal.
At the same special meeting, shareholders of Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”) voted on a proposal to amend the fundamental restrictions of the Fund with respect to loans.
Votes For	Votes Against	Abstain
$1,416,409,171.15 or 56.310% of Fund	$5,104,584.65 or 0.202% of Fund	$2,767,854.66 or 0.110% of Fund
Shareholders of the Fund voted to approve the above proposal.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 23-25, 2022, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2021 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

FUND MANAGEMENT TABLES (Unaudited)
 Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960 Served Since: 2016 103 Portfolios	Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Cogan, Sarah E. YOB: 1956 Served Since: 2022 107 Portfolios	Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to 2018).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2019), PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Energy and Tactical Credit Opportunities Fund, PCM Fund, Inc, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund; Trustee (since 2019), PIMCO Managed Accounts Trust (5 portfolios); and Trustee (2019 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund and PIMCO Income Opportunity Fund.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
DeCotis, Deborah A. YOB: 1952 Served Since: 2022 107 Portfolios	Director, Cadre Holdings Inc. (since 2022); Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); and Trustee, Smith College (since 2017). Formerly, Director, Watford Re (2017 to 2021); Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005 to 2015); and Trustee, Stanford University (2010 to 2015).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios) and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), PIMCO Access Income Fund; Director, Cadre Holdings Inc. (since 2022); Trustee (since 2021), PIMCO Flexible Emerging Markets Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2020), PIMCO Dynamic Income Opportunities Fund; Trustee (since 2019), PIMCO Energy and Tactical Credit Opportunities Fund and Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2018), PIMCO Flexible Municipal Income Fund; Trustee (since 2017), PIMCO Flexible Credit Income Fund and Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Diversified Income & Convertible Fund; Trustee (since 2014), Virtus Investment Trust (13 portfolios); Trustee (2013 to 2021), PIMCO Dynamic Credit and Mortgage Income Fund; Trustee (since 2012), PIMCO Dynamic Income Fund; Trustee (since 2011), Virtus Strategy Trust (8 portfolios); Trustee (since 2011), PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund, Inc., PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, PIMCO Strategic Income Fund, Inc., and PIMCO Managed Accounts Trust (5 portfolios); Trustee (since 2011), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; and Trustee (2011 to 2021), PIMCO Income Opportunity Fund.
Drummond, F. Ford YOB: 1962 Served Since: 2022 107 Portfolios	Owner/Operator (since 1998), Drummond Ranch; and Director (since 2015), Texas and Southwestern Cattle Raisers Association. Formerly Chairman, Oklahoma Nature Conservancy (2019 to 2020); Board Member (2006 to 2020) and Chairman (2016 to 2018), Oklahoma Water Resources Board; Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Trustee (since 2022) and Advisory Board Member (2021 to 2022), Virtus Alternative Solutions Trust (2 portfolios), Virtus Mutual Fund Family (61 portfolios), and Virtus Variable Insurance Trust (8 portfolios); Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund, Virtus Stone Harbor Emerging Markets Total Income Fund, The Merger Fund®, The Merger Fund® VL, and Virtus Event Opportunities Trust (2 portfolios); Advisory Board Member (February 2021 to June 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2021), Virtus Global Multi-Sector Income Fund and Virtus Total Return Fund Inc.; Trustee (since 2019), Virtus Artificial Intelligence & Technology Opportunities Fund; Trustee (since 2017), Virtus Convertible & Income 2024 Target Term Fund; Trustee (since 2015), Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Dividend, Interest & Premium Strategy Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2014), Virtus Strategy Trust (8 portfolios); Director (since 2011), Bancfirst Corporation; and Trustee (since 2006), Virtus Investment Trust (13 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Harris, Sidney E. YOB: 1949 Served Since: 2017 100 Portfolios	Private Investor (since 2021); Dean Emeritus (since 2015), Professor (2015 to 2021 and 1997 to 2014), and Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Trustee (2013 to 2020) and Honorary Trustee (since 2020), KIPP Metro Atlanta; Director (1999 to 2019), Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Chairman (2012 to 2017), International University of the Grand Bassam Foundation; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 100 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm) Real Property Practice Group; and Member (since 2014), Counselors of Real Estate.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (61 portfolios) and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2019), 1892 Club, Inc. (non-profit); Director (2013 to 2020), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 100 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Chairperson (since 2019), Governance & Nominating Committee, Global Payments Inc; Trustee (since 2017), Virtus Mutual Fund Family (61 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (2 portfolios); Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1999 110 Portfolios	Private investor since 2010.	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2022) and Advisory Board Member (2021), Virtus Convertible & Income 2024 Target Term Fund and Virtus Convertible & Income Fund; Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (61 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 103 Portfolios	Private investor (since 2006); and Managing Director, U.S. Trust Company of New York (1982 to 2006).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Director (2020 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2020), Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016) Virtus Alternative Solutions Trust (2 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (3 funds); and Trustee (since 2001), Virtus Mutual Fund Family (61 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 107 Portfolios	Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.	Trustee (since 2022) and Advisory Board Member (January 2022 to July 2022), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income Fund and Virtus Equity & Convertible Income Fund; Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2022), Virtus Diversified Income & Convertible Fund; Advisory Board Member (since 2022), Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund II and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 107 Portfolios	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).	Trustee (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Trustee (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee (since 2022) and Advisory Board Member (2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Trustee (since 2020) Virtus Alternative Solutions Trust (2 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (61 portfolios); Director (2016 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 112 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Trustee, President and Chief Executive Officer (since 2022), Virtus Stone Harbor Emerging Markets Income Fund and Virtus Stone Harbor Emerging Markets Total Income Fund; Member, Board of Governors of the Investment Company Institute (since 2021); Trustee and President (since 2021), The Merger Fund®, The Merger Fund® VL, Virtus Event Opportunities Trust (2 portfolios), Virtus Investment Trust (13 portfolios) and Virtus Strategy Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2021), Virtus Artificial Intelligence & Technology Opportunities Fund, Virtus Convertible & Income 2024 Target Term Fund, Virtus Convertible & Income Fund, Virtus Convertible & Income Fund II, Virtus Diversified Income & Convertible Fund, Virtus Equity & Convertible Income Fund, and Virtus Dividend, Interest & Premium Strategy Fund; Chairman and Trustee (since 2015), Virtus ETF Trust II (5 portfolios); Director, President and Chief Executive Officer (2014 to 2021), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (2 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (61 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Member (since 2022), BNY Mellon Asset Servicing Client Advisory Board.
Branigan, Timothy YOB: 1976	Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2019 to 2022).	Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (since 2017), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009) and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2005) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).	Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8637	11-22

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

Other than certain non-substantive changes, there have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $465,040 for 2021 and $488,653 for 2022.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $20,924 for 2021 and $34,978 for 2022. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $121,075 for 2021 and $130,100 for 2022.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $141,999 for 2021 and $158,699 for 2022.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)

During the period covered by this report, Virtus Stone Harbor Emerging Markets Corporate Debt Fund, Virtus Stone Harbor Emerging Markets Debt Allocation Fund, Virtus Stone Harbor Emerging Markets Debt Fund, Virtus Stone Harbor High Yield Bond Fund, Virtus Stone Harbor Local Markets Fund, and Virtus Stone Harbor Strategic Income Fund, each a series of the Registrant, engaged Deloitte & Touche LLP as independent public accounting firm. There was no change in the Registrant’s independent public accountant for the remaining series of the Trust.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/30/2022

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 11/30/2022

*	Print the name and title of each signing officer under his or her signature.